                              LIBERTY MUTUAL FUNDS
                             STEIN ROE MUTUAL FUNDS
             ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111-2621

Dear Shareholder:

     Your Fund will hold a special meeting on December 27, 2000 at 10:00 a.m. Eastern Time, at the offices of Colonial Management Associates, Inc. You will be asked to vote on the acquisition of your Fund and (with the exception of Liberty All-Star Growth and Income Fund shareholders) on the election of eleven Trustees. A formal Notice of Special Meeting of Shareholders appears on the next few pages, followed by the combined Prospectus/Proxy Statement which explains in more detail the proposals to be considered. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares at your earliest convenience.

     Your Fund is part of one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial Companies, Inc., the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios. Please review the enclosed Prospectus/Proxy Statement for a more detailed description of the proposed acquisition of your Fund and the specific reasons it is being proposed.

     YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT), BY PHONE OR IN PERSON. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE HAS BEEN ENCLOSED FOR YOUR CONVENIENCE. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

     Your Fund is using Shareholder Communications Corporation ("SCC"), a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the special meeting approaches, if we have not yet received your vote, you may receive a telephone call from SCC reminding you to exercise your right to vote.

     Please take a few moments to review the details of each proposal. If you have any questions regarding the combined Prospectus/Proxy Statement, please feel free to call the contact number listed in the enclosed Prospectus/Proxy Statement.

     We appreciate your participation and prompt response in these matters and thank you for your continued support.

Sincerely,

/s/ Stephen E. Gibson
Stephen E. Gibson, President

November 17, 2000
G-60/607D-1000

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                          TO BE HELD DECEMBER 27, 2000

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                     STEIN ROE GROWTH & INCOME FUND CLASS S
             LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z

                             LIBERTY FUNDS TRUST VI
                               LIBERTY VALUE FUND

                             LIBERTY FUNDS TRUST IX
                    LIBERTY ALL-STAR GROWTH AND INCOME FUND

     NOTICE IS HEREBY GIVEN that Special Meetings of the shareholders of the Stein Roe Growth & Income Fund Class S and the Liberty Value Opportunities Fund Classes A, B, C and Z, the Liberty Value Fund and the Liberty All-Star Growth and Income Fund (together, the "Acquired Funds") will be held at 10:00 a.m. Eastern Time on Wednesday, December 27, 2000 at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:

     1. SHAREHOLDERS OF THE STEIN ROE GROWTH & INCOME FUND CLASS S AND THE LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Stein Roe Growth & Income Fund Class S and the Liberty Value Opportunities Fund Classes A, B, C and Z to, and the assumption of all of the liabilities of the Stein Roe Growth & Income Fund Class S and the Liberty Value Opportunities Fund Classes A, B, C and Z by, the Liberty Growth & Income Fund in exchange for shares of the Liberty Growth & Income Fund and the distribution of such shares to the shareholders of the Stein Roe Growth & Income Fund Class S and the Liberty Value Opportunities Fund Classes A, B, C and Z in complete liquidation of the Stein Roe Growth & Income Fund Class S and the Liberty Value Opportunities Fund Classes A, B, C and Z.

     2. SHAREHOLDERS OF THE LIBERTY VALUE FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Value Fund to, and the assumption of all of the liabilities of the Liberty Value Fund by, the Liberty Growth & Income Fund in exchange for shares of the Liberty Growth & Income Fund and the distribution of such shares to the shareholders of the Liberty Value Fund in complete liquidation of the Liberty Value Fund.

     3. SHAREHOLDERS OF THE LIBERTY ALL-STAR GROWTH AND INCOME FUND VOTE: To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty All-Star Growth and Income Fund to, and the assumption of all of the liabilities of the Liberty All-Star Growth and Income Fund by, the Liberty Growth & Income Fund in exchange for shares of the Liberty Growth & Income Fund and the distribution of such shares to the shareholders of the Liberty All-Star Growth and Income Fund in complete liquidation of the Liberty All-Star Growth and Income Fund.

     4. SHAREHOLDERS OF THE STEIN ROE GROWTH & INCOME FUND CLASS S AND THE LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z VOTE: To elect eleven Trustees of Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust.

     5. SHAREHOLDERS OF THE LIBERTY VALUE FUND VOTE: To elect eleven Trustees of Liberty Funds Trust VI.

     6. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.

     Shareholders of record at the close of business on September 29, 2000 are entitled to notice of and to vote at the meeting and any adjourned session.

                                          By order of the Board of Trustees,

                                          William J. Ballou, Assistant Secretary

November 17, 2000

NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU
        CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY FAX (NOT AVAILABLE FOR ALL SHAREHOLDERS; REFER TO ENCLOSED PROXY INSERT) OR IN PERSON. PLEASE HELP YOUR FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!

                    COMBINED PROSPECTUS AND PROXY STATEMENT
                               NOVEMBER 17, 2000

              ACQUISITION OF THE ASSETS AND LIABILITIES OF EACH OF
                   STEIN ROE GROWTH & INCOME FUND CLASS S AND
             LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z
                  c/o Liberty-Stein Roe Funds Investment Trust
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-338-2550

                                      and

                               LIBERTY VALUE FUND
                           c/o Liberty Funds Trust VI
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                                      and

                    LIBERTY ALL-STAR GROWTH AND INCOME FUND
                           c/o Liberty Funds Trust IX
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                        BY AND IN EXCHANGE FOR SHARES OF
                          LIBERTY GROWTH & INCOME FUND
                           c/o Liberty Funds Trust VI
                              One Financial Center
                        Boston, Massachusetts 02111-2621
                                 1-800-426-3750

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
QUESTIONS AND ANSWERS.......................................    4
PROPOSAL 1 -- Acquisition of the Stein Roe Growth & Income
              Fund Class S and the Liberty Value
              Opportunities Fund Classes A, B, C and Z by
              the Liberty Growth & Income Fund..............   15
  Principal Investment Risks................................   15
  Information about the Acquisition.........................   15
PROPOSAL 2 -- Acquisition of the Liberty Value Fund by the
              Liberty Growth & Income Fund..................   19
  Principal Investment Risks................................   19
  Information about the Acquisition.........................   19
PROPOSAL 3 -- Acquisition of the Liberty All-Star Growth and
              Income Fund by the Liberty Growth & Income
              Fund..........................................   24
  Principal Investment Risks................................   24
  Information about the Acquisition.........................   25
INFORMATION APPLICABLE TO PROPOSALS 1, 2 AND 3..............   29
PROPOSAL 4 -- Election of Trustees by Stein Roe Growth &
              Income Fund Class S and Liberty Value
              Opportunities Fund Classes A, B, C and Z
              Shareholders..................................   31
PROPOSAL 5 -- Election of Trustees by Liberty Value Fund
  Shareholders..............................................   35
GENERAL.....................................................   38
  Voting Information........................................   38
Appendix A -- Form of Agreement and Plan of
  Reorganization............................................  A-1
Appendix B -- Fund Information..............................  B-1
Appendix C -- Capitalization................................  C-1

     This combined Prospectus/Proxy Statement contains information you should know before voting on the proposed acquisition of the Stein Roe Growth & Income Fund Class S shares and the Liberty Value Opportunities Fund Class A, B, C and Z shares (collectively, the "Stein Roe Fund"), the Liberty Value Fund (the "Value Fund") and the Liberty All-Star Growth and Income Fund (the "All-Star Fund") (each, an "Acquired Fund," and together, the "Acquired Funds") by the Liberty Growth & Income Fund (the "Growth & Income Fund") (each, an "Acquisition," and together, the "Acquisitions") or voting on the other proposals to be considered at a Special Meeting of Shareholders of each Acquired Fund (the "Meetings"), which will be held at 10:00 a.m. Eastern Time on December 27, 2000 at the offices of Colonial Management Associates, Inc. ("Colonial"), One Financial Center, Boston, Massachusetts 02111-2621. Please read this Prospectus/Proxy Statement and keep it for future reference.

     Proposal 1 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Stein Roe Fund by the Growth & Income Fund. Proposal 2 in this Prospectus/Proxy Statement relates to the proposed acquisition of the Value Fund by the Growth & Income Fund. Proposal 3 in this Prospectus/Proxy Statement relates to the proposed acquisition of the All-Star Fund by the Growth & Income Fund. If the Acquisition of your Fund occurs, you will become a shareholder of the Growth & Income Fund. The Growth & Income Fund seeks long-term growth and income. If the Agreement and Plan of Reorganization for your Fund is approved by the shareholders of your Fund and the Acquisition occurs, your Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Growth & Income Fund in exchange for shares of the same class of the Growth & Income Fund with the same aggregate net asset value as the assets and liabilities transferred. After that exchange, shares of each class received by each Acquired Fund will be distributed pro rata to its shareholders of the same class.

     Proposal 4 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty-Stein Roe Funds Investment Trust (the "Stein Roe Trust"), of which the Stein Roe Fund is a series, and the election of Trustees of the SR&F Base Trust (the "Base Trust"), of which the master fund for the Stein Roe Fund, the SR&F Growth & Income Portfolio (the "Master Fund"), is a series. Proposal 5 in this Prospectus/Proxy Statement relates to the election of Trustees of Liberty Funds Trust VI ("Trust VI"), of which the Value Fund is a series.

     If you are a shareholder of the Stein Roe Fund, you are being asked to vote on Proposals 1 and 4 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1, 2 and 3." If you are a shareholder of the Value Fund, you are being asked to vote on Proposals 2 and 5 in this Prospectus/Proxy Statement. Please review these Proposals carefully, as well as the section "Information Applicable to Proposals 1, 2 and 3." If you are a shareholder of the All-Star Fund, you are being asked to vote on Proposal 3 in this Prospectus/Proxy Statement. Please review this Proposal carefully, as well as the section "Information Applicable to Proposals 1, 2 and 3."

     Please review the enclosed Prospectus of the Growth & Income Fund for your class of shares and the Annual Report of the Growth & Income Fund. Each of these documents is incorporated in this Prospectus/Proxy Statement by reference. The following documents have also been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus/Proxy Statement by reference:

     - The Prospectuses of the Stein Roe Fund dated November 22, 1999, as supplemented on February 1, 2000, August 2, 2000, August 15, 2000, August 21, 2000, October 23, 2000 and October 26, 2000, with respect to Class A, B, C and Z shares; and dated February 1, 2000, as supplemented on February 11, 2000, April 20, 2000, June 5, 2000, June 23, 2000, July 14,
       2000, August 2, 2000, August 11, 2000, August 28, 2000, September 1, 2000
       and November 1, 2000, with respect to Class S shares.

     - The Prospectuses of the Value Fund dated November 1, 1999, as supplemented on December 28, 1999, July 28, 2000, August 1, 2000, August 15, 2000, October 23, 2000 and October 26, 2000.

     - The Prospectuses of the All-Star Fund dated March 17, 2000, as supplemented on August 1, 2000, August 15, 2000, October 23, 2000 and October 26, 2000.

     - The Statement of Additional Information of the Stein Roe Fund dated November 22, 1999, as supplemented on June 23, 2000, with respect to Class A, B, C and Z shares; and dated February 1, 2000, as supplemented on June 23, 2000, with respect to Class S shares.

     - The Statement of Additional Information of the Value Fund dated November 1, 1999, as supplemented on June 23, 2000 and August 21, 2000.

     - The Statement of Additional Information of the All-Star Fund dated March 17, 2000, as supplemented on June 27, 2000 and August 21, 2000.

     - The Statement of Additional Information of the Growth & Income Fund dated November 1, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Stein Roe Fund dated September 30, 1999.

     - The financial statements included in the Stein Roe Fund's Semi-Annual Report to Shareholders dated March 31, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the Value Fund dated June 30, 2000.

     - The Report of Independent Accountants and financial statements included in the Annual Report to Shareholders of the All-Star Fund dated December 31, 1999.

     - The financial statements included in the All-Star Fund's Semi-Annual Report to Shareholders dated June 30, 2000.

     - The Statement of Additional Information of the Growth & Income Fund dated November 17, 2000 relating to the Acquisitions.

     Each Acquired Fund has previously sent its Annual and Semi-Annual Reports to its shareholders. For a free copy of these Reports or any of the documents listed above, Value Fund, All-Star Fund and Growth & Income Fund shareholders may call 1-800-426-3750 and Stein Roe Fund shareholders may call 1-800-338-2550, or you may write to your Fund at the address listed on the cover of this Prospectus/Proxy Statement. You may also obtain many of these documents by accessing the web site of your Fund at www.libertyfunds.com or www.steinroe.com. Hearing impaired shareholders of the Value Fund or the All-Star Fund may call Liberty Funds Services, Inc. at 1-800-528-6979 if you have special TTD equipment. Text-only versions of all the Stein Roe Fund, Value Fund, All-Star Fund and Growth & Income Fund documents can be viewed online or downloaded from the Edgar database on the SEC's internet site at www.sec.gov. You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room, U.S. Securities and Exchange Commission, Washington, DC 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             QUESTIONS AND ANSWERS

THE FOLLOWING QUESTIONS AND ANSWERS PROVIDE AN OVERVIEW OF KEY FEATURES OF THE ACQUISITIONS AND OF THE OTHER MATTERS TO BE CONSIDERED AT THE MEETINGS AND OF THE INFORMATION CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT. PLEASE REVIEW THE FULL PROSPECTUS/PROXY STATEMENT PRIOR TO CASTING YOUR VOTE.

1.  WHAT IS BEING PROPOSED?

First, the Trustees of the Stein Roe Trust are recommending in Proposal 1 that the Growth & Income Fund acquire the Stein Roe Fund, the Trustees of Trust VI are recommending in Proposal 2 that the Growth & Income Fund acquire the Value Fund, and the Trustees of Liberty Funds Trust IX ("Trust IX"), of which the All-Star Fund is a series, are recommending in Proposal 3 that the Growth & Income Fund acquire the All-Star Fund. This means that the Growth & Income Fund would acquire all of the assets and liabilities of each of the Acquired Funds in exchange for shares of the Growth & Income Fund representing the aggregate net asset value of each Acquired Fund's assets and liabilities. If Proposals 1, 2 and 3 are approved, you will receive shares of the Growth & Income Fund with an aggregate net asset value equal to the aggregate net asset value of your Acquired Fund shares as of the business day before the closing of the Acquisitions. The Acquisitions are currently scheduled to take place on or around January 29, 2001. Note that the closing of each Acquisition is not conditioned on the closing of the other Acquisitions proposed in this Prospectus/Proxy Statement. Accordingly, in the event that the shareholders of one of the Acquired Funds approve their Fund's Acquisition, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described in this Prospectus/Proxy Statement, even if the shareholders of another Acquired Fund have not approved their Fund's Acquisition.

In addition, the Trustees of the Stein Roe Trust and the Trustees of Trust VI are recommending in Proposal 4 and Proposal 5, respectively, that you vote in favor of eleven nominees for Trustees.

2.  WHY ARE THE ACQUISITIONS BEING PROPOSED?

The Trustees of each of the Stein Roe Trust, Trust VI and Trust IX recommend approval of the Acquisitions. In reviewing the Acquisitions, the Trustees considered:

     - that absent the Acquisition, Liberty Financial Companies, Inc. ("Liberty Financial"), the indirect parent of the investment advisors to the Value Fund and the All-Star Fund, will recommend to the Trustees that each such Fund for which the Acquisition is not consummated be liquidated;

     - the Acquisition offers shareholders of each Acquired Fund an investment in a larger fund with somewhat similar investment goals and strategies;

     - the expected reduction in the fees and expenses payable by the Value Fund and the All-Star Fund as a result of the Acquisitions, assuming each such Fund's investment advisor declined to continue the current voluntary fee waiver or expense reimbursement in effect with respect to such Fund;

     - that the Value and All-Star Funds have not achieved sufficient sales growth and are not likely to do so in the near future;

     - the ability of the Funds' investment advisors to create a more focused value-style investment management team (applicable to the Value Fund and the Stein Roe Fund); and

     - the expected tax-free nature of the Acquisitions as opposed to other alternatives for the Funds and for shareholders and other tax considerations.

Please review "Reasons for the Acquisition" in Proposals 1, 2 and 3 of this Prospectus/Proxy Statement for a full description of the factors considered by the Trustees.

3. HOW DO THE MANAGEMENT FEES AND EXPENSES OF THE FUNDS COMPARE AND WHAT ARE THEY ESTIMATED TO BE FOLLOWING THE ACQUISITIONS?

The following tables allow you to compare the sales charges, if applicable, and management fees and expenses of each Acquired Fund and the Growth & Income Fund and to analyze the estimated expenses that Liberty Financial expects the combined fund to bear in the first year following the Acquisitions. The shareholder fees presented below for the Growth & Income Fund apply both before and after giving effect to the Acquisitions.

Sales charges are paid directly by shareholders to Liberty Funds Distributor, Inc., each Fund's distributor. Annual Fund Operating Expenses are deducted from the Fund's assets. They include management and administration fees, 12b-1 fees (if applicable) and administrative costs, including pricing and custody services. The Annual Fund Operating Expenses shown in the table below represent expenses incurred by the Stein Roe Fund for its fiscal year ended September 30, 1999, by the Value Fund for its last fiscal year ended June 30, 2000, by the All-Star Fund for its last fiscal year ended December 31, 1999, and by the Growth & Income Fund for its last fiscal year ended June 30, 2000.

Detailed pro forma combined expense information presented in the Annual Fund Operating Expenses table below for the combined fund is provided based on the assumption that the Growth & Income Fund acquires all three Acquired Funds. In addition, following the presentation of that detailed information, the total Annual Fund Operating Expenses are presented on a pro forma combined basis for each possible scenario in which the Growth & Income Fund acquires one or two, but not all three, of the Acquired Funds.

SHAREHOLDER FEES
(paid directly from your investment)

                                        STEIN ROE FUND                           VALUE FUND(1)
                                        --------------                           -------------
                           CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS
                             A        B        C        Z        S        A        B        C        Z
Maximum sales charge
(load) on purchases (%)
(as a percentage of the
offering price)            5.75     0.00     0.00     0.00     0.00     5.75     0.00     0.00     0.00
--------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the lesser
of purchase price or
redemption price)          1.00(2)  5.00     1.00     0.00     0.00     1.00(3)  5.00     1.00     0.00
--------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)   (4)      (4)      (4)      (4)      (5)      (4)      (4)      (4)      (4)

                                   ALL-STAR FUND(1)                     GROWTH & INCOME FUND(1)
                                   ----------------                     -----------------------
                           CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS
                             A        B        C        Z        A        B        C        S        Z
Maximum sales charge
(load) on purchases (%)
(as a percentage of the
offering price)            5.75     0.00     0.00     0.00     5.75     0.00     0.00     0.00     0.00
--------------------------------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage of the lesser
of purchase price or
redemption price)          1.00(3)  5.00     1.00     0.00     1.00(3)  5.00     1.00     0.00     0.00
--------------------------------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)   (4)      (4)      (4)      (4)      (4)      (4)      (4)      (5)      (4)

---------------
(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to purchases of $1 million to $5 million if shares obtained through these purchases are redeemed within 18 months of purchase.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

(5) There is a $7.00 charge for wiring sale proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from Fund assets)

                                                    STEIN ROE FUND(6)                      VALUE FUND
                                                    -----------------                      ----------
                                          CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                            A       B       C       Z       S       A       B       C       Z
Management fee(7)(8) (%)                  0.75    0.75    0.75    0.75    0.75    0.80    0.80    0.80    0.80
---------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees
  (%)                                     0.35    1.00    1.00    0.00    0.00    0.25    1.00    1.00    0.00
---------------------------------------------------------------------------------------------------------------
Other expenses(7) (%)                     0.33    0.33    0.33    0.33    0.31    0.58    0.58    0.58    0.58
---------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7)
  (%)                                     1.43    2.08    2.08    1.08    1.06    1.63    2.38    2.38    1.38

                                                  ALL-STAR FUND                   GROWTH & INCOME FUND
                                                  -------------                   --------------------
                                          CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                            A       B       C       Z       A       B       C       S       Z
Management fee(7)(8) (%)                  0.80    0.80    0.80    0.80    0.78    0.78    0.78    0.78    0.78
---------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees
  (%)                                     0.25    1.00    1.00    0.00    0.25    1.00    1.00    0.00    0.00
---------------------------------------------------------------------------------------------------------------
Other expenses(7) (%)                     2.12    2.12    2.12    2.12    0.35    0.35    0.35    0.35    0.35
---------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(7)
  (%)                                     3.17    3.92    3.92    2.92    1.38    2.13    2.13    1.13    1.13

                                                         GROWTH & INCOME FUND (PRO FORMA COMBINED)(9)--
                                                         CLASS     CLASS     CLASS     CLASS     CLASS
                                                           A         B         C         S         Z
Management fee (%)                                        0.72      0.72      0.72      0.72      0.72
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                 0.25      1.00      1.00      0.00      0.00
-------------------------------------------------------------------------------------------------------
Other expenses (%)                                        0.30      0.30      0.30      0.30      0.30
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                  1.27      2.02      2.02      1.02      1.02

---------------
(6) The Stein Roe Fund's expenses include management fees and administrative costs such as furnishing each Fund with offices and providing tax and compliance services. Annual fund operating expenses consist of the Stein Roe Fund's expenses plus the Fund's share of the expenses of the Master Fund.

(7) The Value Fund's investment advisor has voluntarily agreed to waive management fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. As a result, the actual management fee for each share class would be 0.17%, other expenses for each share class would be 0.58% and total annual fund operating expenses for Class A, B, C and Z shares would be 1.00%, 1.75%, 1.75% and 0.75%, respectively. This arrangement may be modified or terminated by the investment advisor at any time. The All-Star Fund's investment advisor and administrator have also voluntarily agreed to waive management and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management and administration fees for each share class would be 0.00%, other expenses for each share class would be 1.25% and total annual fund operating expenses for Class A, B, C and Z shares would be 1.50%, 2.25%, 2.25% and 1.25%, respectively. This arrangement may be modified or terminated by the investment advisor at any time.

(8) The management fee of the Stein Roe Fund and the All-Star Fund includes both the management fee and the administration fee charged to the Fund.

(9) The pro forma combined total Annual Fund Operating Expenses detailed above and the Example Expenses detailed below assume that each Acquired Fund approves the Acquisitions. Which Acquired Fund or Funds approve the Acquisitions will affect the total annual fund operating expenses of the Growth & Income Fund on a pro forma combined basis after the Acquisitions. The tables below present the pro forma combined total Annual Fund Operating Expenses and Example Expenses assuming in each case that only one or two, but not all, of the Acquired Funds approve the Acquisitions.

    If only Stein Roe Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
    Management fee (%)                                            0.72       0.72       0.72       0.72       0.72
    ----------------------------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees (%)                     0.25       1.00       1.00       0.00       0.00
    ----------------------------------------------------------------------------------------------------------------
    Other Expenses (%)                                            0.30       0.30       0.30       0.30       0.30
    ----------------------------------------------------------------------------------------------------------------
    Total annual fund operating expenses (%)                      1.27       2.02       2.02       1.02       1.02

    EXAMPLE EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $697      $954      $1,231      $2,018
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $205      $633      $1,087      $2,153
           sold all your shares at end of period                   $705      $933      $1,287      $2,153
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $205      $633      $1,087      $2,346
           sold all your shares at end of period                   $305      $633      $1,087      $2,346
    ------------------------------------------------------------------------------------------------------
    Class S                                                        $104      $324      $  562      $1,245
    ------------------------------------------------------------------------------------------------------
    Class Z                                                        $104      $324      $  562      $1,245

    If only Value Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
   Management fee (%)                                            0.75       0.75       0.75        N/A       0.75
   ----------------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fees(%)                      0.25       1.00       1.00        N/A       0.00
   ----------------------------------------------------------------------------------------------------------------
   Other Expenses (%)                                            0.31       0.31       0.31        N/A       0.31
   ----------------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses (%)                      1.31       2.06       2.06        N/A       1.06

    EXAMPLE EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $701      $966      $1,251      $2,061
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $209      $645      $1,107      $2,195
           sold all your shares at end of period                   $709      $945      $1,307      $2,195
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $209      $645      $1,107      $2,387
           sold all your shares at end of period                   $309      $645      $1,107      $2,387
    ------------------------------------------------------------------------------------------------------
    Class S                                                         N/A       N/A         N/A         N/A
    ------------------------------------------------------------------------------------------------------
    Class Z                                                        $108      $337      $  584      $1,292

    If only All-Star Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
    Management fee (%)                                            0.76       0.76       0.76        N/A       0.76
    ----------------------------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees (%)                     0.25       1.00       1.00        N/A       0.00
    ----------------------------------------------------------------------------------------------------------------
    Other Expenses (%)                                            0.30       0.30       0.30        N/A       0.30
    ----------------------------------------------------------------------------------------------------------------
    Total annual fund operating expenses (%)                      1.31       2.06       2.06        N/A       1.06

    EXAMPLE EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $701      $966      $1,252      $2,063
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $209      $646      $1,108      $2,197
           sold all your shares at end of period                   $709      $946      $1,308      $2,197
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $209      $646      $1,108      $2,390
           sold all your shares at end of period                   $309      $646      $1,108      $2,390
    ------------------------------------------------------------------------------------------------------
    Class S                                                         N/A       N/A         N/A         N/A
    ------------------------------------------------------------------------------------------------------
    Class Z                                                        $108      $337      $  585      $1,294

    If only Value Fund shareholders and All-Star Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
   Management fee (%)                                            0.76       0.76       0.76        N/A       0.76
   ----------------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fees (%)                     0.25       1.00       1.00        N/A       0.00
   ----------------------------------------------------------------------------------------------------------------
   Other Expenses (%)                                            0.30       0.30       0.30        N/A       0.30
   ----------------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses (%)                      1.31       2.06       2.06        N/A       1.06

    EXAMPLE EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
   Class A                                                        $701      $966      $1,252      $2,063
   ------------------------------------------------------------------------------------------------------
   Class B: did not sell your shares                              $209      $646      $1,108      $2,197
          sold all your shares at end of period                   $709      $946      $1,308      $2,197
   ------------------------------------------------------------------------------------------------------
   Class C: did not sell your shares                              $209      $646      $1,108      $2,390
          sold all your shares at end of period                   $309      $646      $1,108      $2,390
   ------------------------------------------------------------------------------------------------------
   Class S                                                         N/A       N/A         N/A         N/A
   ------------------------------------------------------------------------------------------------------
   Class Z                                                        $108      $337      $  585      $1,294

    If only Value Fund shareholders and Stein Roe Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
   Management fee (%)                                            0.72       0.72       0.72       0.72       0.72
   ----------------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fees (%)                     0.25       1.00       1.00       0.00       0.00
   ----------------------------------------------------------------------------------------------------------------
   Other Expenses (%)                                            0.30       0.30       0.30       0.30       0.30
   ----------------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses (%)                      1.27       2.02       2.02       1.02       1.02

    EXAMPLE EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $697      $954      $1,231      $2,018
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $205      $633      $1,087      $2,153
           sold all your shares at end of period                   $705      $933      $1,287      $2,153
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $205      $633      $1,087      $2,346
           sold all your shares at end of period                   $305      $633      $1,087      $2,346
    ------------------------------------------------------------------------------------------------------
    Class S                                                        $104      $324      $  562      $1,245
    ------------------------------------------------------------------------------------------------------
    Class Z                                                        $104      $324      $  562      $1,245

    If only Stein Roe Fund shareholders and All-Star Fund shareholders were to approve the Acquisition, the total Annual Fund Operating Expenses and Example Expenses would be as follows:

    ANNUAL FUND OPERATING EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                 CLASS A    CLASS B    CLASS C    CLASS S    CLASS Z
    Management fee (%)                                            0.72       0.72       0.72       0.72       0.72
    ----------------------------------------------------------------------------------------------------------------
    Distribution and service (12b-1) fees (%)                     0.25       1.00       1.00       0.00       0.00
    ----------------------------------------------------------------------------------------------------------------
    Other Expenses (%)                                            0.30       0.30       0.30       0.30       0.30
    ----------------------------------------------------------------------------------------------------------------
    Total annual fund operating expenses (%)                      1.27       2.02       2.02       1.02       1.02

    EXAMPLE EXPENSES
    GROWTH & INCOME FUND
    (pro forma combined)

                                                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
    Class A                                                        $697      $954      $1,231      $2,018
    ------------------------------------------------------------------------------------------------------
    Class B: did not sell your shares                              $205      $633      $1,087      $2,153
           sold all your shares at end of period                   $705      $933      $1,287      $2,153
    ------------------------------------------------------------------------------------------------------
    Class C: did not sell your shares                              $205      $633      $1,087      $2,346
           sold all your shares at end of period                   $305      $633      $1,087      $2,346
    ------------------------------------------------------------------------------------------------------
    Class S                                                        $104      $324      $  562      $1,245
    ------------------------------------------------------------------------------------------------------
    Class Z                                                        $104      $324      $  562      $1,245

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in your Acquired Fund and the Growth & Income Fund currently with the cost of investing in the combined fund on a pro forma basis and also allows you to compare this with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

     - $10,000 initial investment

     - 5% total return for each year

     - Each Fund's operating expenses remain the same

     - Assumes reinvestment of all dividends and distributions

     - Assumes Class B shares convert to Class A shares after eight years

EXAMPLE EXPENSES
(your actual costs may be higher or lower)

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
STEIN ROE FUND
Class A                                                    $712     $1,000     $1,310      $2,185
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $211     $  651     $1,117      $2,240
         sold all your shares at end of period             $711     $  951     $1,317      $2,240
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $211     $  651     $1,117      $2,406
         sold all your shares at end of period             $311     $  651     $1,117      $2,406
--------------------------------------------------------------------------------------------------
Class Z                                                    $110     $  342     $  593      $1,313
--------------------------------------------------------------------------------------------------
Class S                                                    $108     $  337     $  585      $1,294

VALUE FUND
Class A                                                    $731     $1,060     $1,411      $2,397
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $241     $  742     $1,270      $2,530
         sold all your shares at end of period             $741     $1,042     $1,470      $2,530
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $241     $  742     $1,270      $2,716
         sold all your shares at end of period             $341     $  742     $1,270      $2,716
--------------------------------------------------------------------------------------------------
Class Z                                                    $140     $  437     $  755      $1,657

                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
ALL-STAR FUND
Class A                                                    $876     $1,496     $2,138      $3,850
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $394     $1,195     $2,013      $3,978
         sold all your shares at end of period             $894     $1,495     $2,213      $3,978
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $394     $1,195     $2,013      $4,137
         sold all your shares at end of period             $494     $1,195     $2,013      $4,137
--------------------------------------------------------------------------------------------------
Class Z                                                    $295     $  903     $1,537      $3,242

GROWTH & INCOME FUND
Class A                                                    $707     $  987     $1,287      $2,137
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $216     $  667     $1,144      $2,271
         sold all your shares at end of period             $716     $  967     $1,344      $2,271
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $216     $  667     $1,144      $2,462
         sold all your shares at end of period             $316     $  667     $1,144      $2,462
--------------------------------------------------------------------------------------------------
Class S                                                    $115     $  359     $  622      $1,375
--------------------------------------------------------------------------------------------------
Class Z                                                    $115     $  359     $  622      $1,375

GROWTH & INCOME FUND
(pro forma combined)
Class A                                                    $697     $  954     $1,231      $2,019
--------------------------------------------------------------------------------------------------
Class B: did not sell your shares                          $205     $  633     $1,087      $2,154
         sold all your shares at end of period             $705     $  933     $1,287      $2,154
--------------------------------------------------------------------------------------------------
Class C: did not sell your shares                          $205     $  633     $1,087      $2,347
         sold all your shares at end of period             $305     $  633     $1,087      $2,347
--------------------------------------------------------------------------------------------------
Class S                                                    $104     $  324     $  562      $1,246
--------------------------------------------------------------------------------------------------
Class Z                                                    $104     $  324     $  562      $1,246

Significant assumptions underlying the pro forma Annual Fund Operating Expenses and Example Expenses are as follows: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (3) expense ratios are based on pro forma combined average net assets for the year ended June 30, 2000.

4. HOW DO THE INVESTMENT GOALS, STRATEGIES AND POLICIES OF YOUR ACQUIRED FUND AND THE GROWTH & INCOME FUND COMPARE?

This table shows the investment goals and primary investment strategies of each
Fund:

-------------------------------------------------------------------------------------------------
                    STEIN ROE FUND                                   VALUE FUND
-------------------------------------------------------------------------------------------------
     INVESTMENT GOALS:  The Stein Roe Fund seeks    INVESTMENT GOAL:  The Value Fund seeks
     to provide both growth of capital and current  long-term growth and current income.
     income.
-------------------------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:  The Stein Roe  PRIMARY INVESTMENT STRATEGIES:  The Value
     Fund seeks to achieve its goals by investing   Fund seeks to achieve its goals as follows:
     all of its investable assets in the Master     - The Fund invests primarily in income-
     Fund. The Master Fund invests its assets as      producing equity securities.
     follows:                                       - The Fund invests at least 65% of its total
     - The Master Fund invests primarily in common    assets in equity securities.
       stocks of well-established companies having  - The Fund uses a "value" investment approach
       large market capitalizations (as defined by    when purchasing stocks.
       Morningstar).
     - The Master Fund may also invest in
       companies having midsized market
       capitalizations (as defined by Morningstar)
       and up to 25% of its assets in foreign
       stocks.
     - The Master Fund uses a bottom-up,
       fundamental analysis to find well-managed
       businesses selling at very attractive
       valuations.
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                     ALL-STAR FUND                              GROWTH & INCOME FUND
-------------------------------------------------------------------------------------------------
     INVESTMENT GOAL:  The All-Star Fund seeks      INVESTMENT GOAL:  The Growth & Income Fund
     total return, comprised of long-term capital   seeks long-term growth and income.
     appreciation and current income through
     investment primarily in a diversified
     portfolio of equity securities.
-------------------------------------------------------------------------------------------------
     PRIMARY INVESTMENT STRATEGIES:  The All-Star   PRIMARY INVESTMENT STRATEGIES:  The Growth &
     Fund seeks to achieve its goal as follows:     Income Fund seeks to achieve its goal as
     - The Fund invests primarily in equity and     follows:
       equity-related securities, which include     - The Fund invests at least 65% of its total
       common stocks, bonds convertible into          assets in common stocks of U.S. companies
       stocks, warrants and other rights to           with equity market capitalizations at the
       purchase stocks.                               time of purchase in excess of $3 billion.
     - The Fund uses a multi-manager concept by     - Up to 35% of the Fund's total assets may be
       allocating the Fund's portfolio assets on      invested in common stocks of U.S. companies
       an approximately equal basis among a number    with equity market capitalizations at the
       of independent investment management           time of purchase between $1 billion and $3
       organizations ("Portfolio Managers"). There    billion.
       are currently five Portfolio Managers, each  - Up to 10% of the Fund's total assets may be
       of which employs a different investment        invested in a combination of (i)
       style.                                         convertible bonds, (ii) corporate bonds
                                                      that are rated investment grade, and (iii)
                                                      U.S. government securities.
                                                    - The Fund may use a "value" investment
                                                      approach when purchasing stocks.
-------------------------------------------------------------------------------------------------

The following compares the primary investment strategies that each of the Stein Roe Fund, the Value Fund and the All-Star Fund, on the one hand, and the Growth & Income Fund, on the other hand, uses to achieve its investment goal or goals:

     - Unlike the Value Fund and the All-Star Fund, which do not invest on the basis of market capitalization as part of their primary investment strategies, the Growth & Income Fund and the Stein Roe Fund (through the Master Fund) invest primarily (up to 65% of total Fund assets in the case of the Growth & Income Fund) in the equity securities of companies having large market capitalizations. The Growth & Income Fund and the Stein Roe Fund may also invest (up to 35% of total Fund assets in the case of the Growth & Income Fund) in securities of companies with midsized market capitalizations.

     - Unlike the other Funds, the Stein Roe Fund may invest up to 25% of its total assets in foreign stocks as part of its primary investment strategy.

     - While all of the Funds invest primarily in equity securities, the All-Star Fund also invests in equity-related securities, which include bonds convertible into stocks, warrants and other rights to purchase stocks. In addition , the Value Fund may invest up to 35% of its total assets in debt securities, and the Growth & Income Fund may invest up to 10% of its total assets in convertible bonds, investment grade corporate bonds and U.S. Government securities.

     - The Funds use varying investment approaches to achieve their investment goals. The Value Fund uses, and the Growth & Income Fund may use, a "value" investment approach in selecting stocks for their portfolios. The Stein Roe Fund uses a bottom-up, fundamental analysis to find well-managed businesses selling at attractive valuations. The All-Star Fund uses a multi-manager concept by allocating the Fund's portfolio assets on an approximately equal basis among a number of independent investment management organizations.

The fundamental and non-fundamental investment policies of each of the Acquired Funds, on the one hand, and the Growth & Income Fund, on the other hand, are similar, except as follows:

     - The Growth & Income Fund may not invest more than 10% of its assets in American Depositary Receipts.

     - The Stein Roe Fund, unlike the Growth & Income Fund, may not invest more than 5% of its total assets in restricted securities, other than so-called "Rule 144A securities."

     - All of the Growth & Income Fund's debt (up to 10% of its assets) must be investment grade, whereas the Value Fund may invest up to 20% of its assets in lower-rated debt.

     - In addition to the foregoing significant considerations, the Stein Roe Fund has a number of investment restrictions to which the Growth & Income Fund is not subject. Many of these restrictions were imposed by regulations of state securities laws which are no longer applicable to mutual funds.

In addition, the Stein Roe Fund currently pursues its investment program by investing all of its assets in another investment company, the Master Fund. The Master Fund is advised by Stein Roe & Farnham Incorporated ("Stein Roe") and invests in a diversified portfolio of securities. This arrangement is known as a "master-feeder" structure. The Stein Roe Fund currently owns substantially all of the shares of the Master Fund, although a small interest in the Master Fund is also owned by Liberty Financial. If Proposal 1 is approved, prior to the Acquisition, the Master Fund is expected to liquidate the interests of Liberty Financial in the Master Fund and distribute all of its remaining assets to the Stein Roe Fund in exchange for all of the shares of the Master Fund owned by the Stein Roe Fund in complete liquidation of the Master Fund. As a result, immediately before the Acquisition, the Stein Roe Fund will cease to operate under a "master-feeder" structure.

For a complete list of the Funds' investment restrictions, see the Statement of Additional Information of each Fund, each of which is incorporated by reference into this Prospectus/Proxy Statement.

5. WHAT CLASS OF SHARES WILL YOU RECEIVE IN THE GROWTH & INCOME FUND IF THE ACQUISITIONS OCCUR?

You will receive the same class of shares that you currently own in your Acquired Fund. The shares will have the same exchange rights and will bear the same contingent deferred sales charges ("CDSCs"), if applicable, as your current shares. The shares will also have the same distribution, purchase and redemption procedures as your current shares.

6.  WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF THE ACQUISITIONS?

Each Acquisition is expected to be tax free to you for federal income tax purposes. This means that no gain or loss will be recognized by the Stein Roe Fund, the Value Fund or the All-Star Fund, or any such Fund's shareholders as a result of the Acquisitions.

The cost basis and holding period of your Stein Roe Fund, Value Fund or All-Star Fund shares are expected to carry over to your new shares in the Growth & Income Fund.

PROPOSAL 1 -- ACQUISITION OF THE STEIN ROE GROWTH & INCOME FUND CLASS S AND THE
              LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z BY THE LIBERTY GROWTH & INCOME FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Stein Roe Fund by the Growth & Income Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

  What are the principal investment risks of the Growth & Income Fund, and how do they compare with the Stein Roe Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk and management risk. The Stein Roe Fund is subject to the risks associated with foreign securities because of its strategy to invest in such securities. Because the Growth & Income Fund and the Stein Roe Fund may invest in securities of companies with midsized market capitalizations, both Funds are subject to the risks related to investments in mid-capitalization companies. Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. The securities issued by mid-capitalization companies may have more risk than those of larger companies as these securities are more susceptible to market downturns, and their prices could be more volatile.

     The Growth & Income Fund is exposed to the risks related to value stocks with respect to its value-oriented investments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. For more information about the principal investment risks of the Growth & Income Fund, please see the enclosed Prospectus of the Growth & Income Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Growth & Income Fund of the same class as the shares that you currently own in the Stein Roe Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your Growth & Income Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Stein Roe Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Growth & Income Fund and of Trust VI.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Growth & Income Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Stein Roe Fund to enter into the Acquisition:

     - The Acquisition is expected to create a larger fund with somewhat similar investment goals and strategies to the Stein Roe Fund.

     - The Acquisition will permit a more focused value-style investment management team to concentrate its efforts on a single value equity approach rather than manage multiple portfolios with somewhat different investment approaches.

     - The Acquisition is intended to permit the Stein Roe Fund's shareholders to exchange their investment for an investment in the Growth & Income Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Stein Roe Fund shareholder redeemed his or her shares to invest in another fund, like the Growth & Income Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Stein Roe Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Growth & Income Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Growth & Income Fund will achieve any particular level of performance after the Acquisition.

     Although the Trustees are proposing that the Growth & Income Fund acquire all three of the Acquired Funds, the acquisition of the Stein Roe Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Stein Roe Fund's shareholders approve the acquisition of the Stein Roe Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or both of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the 10-year period ending December 31, 1999 or, if shorter, since inception, for the Class S shares of the Stein Roe Fund and the Class A shares of the Growth & Income Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges (if applicable to the Fund's shares). Returns would be lower if any applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                 STEIN ROE FUND
[OPPORTUNITIES FUND BAR CHART]

                                                                          OPPORTUNITIES FUND
                                                                          ------------------
1990                                                                             -1.72%
1991                                                                             32.42%
1992                                                                             10.01%
1993                                                                             12.86%
1994                                                                             -0.14%
1995                                                                             30.15%
1996                                                                             21.81%
1997                                                                             25.71%
1998                                                                             19.54%
1999                                                                             11.13%

The Fund's year-to-date total return through September 30, 2000 was 0.07%.
For period shown in bar chart:
Best quarter: Fourth quarter 1998, +17.91%
Worst quarter: Third quarter 1990, -12.06%

                              GROWTH & INCOME FUND
[GROWTH & INCOME FUND BAR CHART]

                                                                         GROWTH & INCOME FUND
                                                                         --------------------
1993                                                                             14.19%
1994                                                                             -0.34%
1995                                                                             29.49%
1996                                                                             19.69%
1997                                                                             35.18%
1998                                                                             20.05%
1999                                                                              11.4%

The Fund's year-to-date total return through September 30, 2000 was 8.34%.
For period shown in bar chart:
Best quarter: Fourth quarter 1998, +21.59%
Worst quarter: Third quarter 1998, -14.04%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year, five-year and ten-year (or, if shorter, life of the Fund) periods ending December 31, 1999, including the applicable sales charge for Class A, B, C and Z shares of the Stein Roe Fund and Growth & Income Fund. (Class S shares of the Growth & Income Fund, which were not in existence as of December 31, 1999, are not included in the tables.) These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

STEIN ROE FUND*

                                                    INCEPTION
                                                      DATE       1 YEAR    5 YEARS      10 YEARS
Class A (%)                                          11/2/99      4.76      20.07        14.95(1)
--------------------------------------------------------------------------------------------------
Class B (%)                                          11/2/99      6.10      21.31        15.62(1)
--------------------------------------------------------------------------------------------------
Class C (%)                                          11/2/99     10.10      21.49        15.62(1)
--------------------------------------------------------------------------------------------------
Class Z (%)                                          11/2/99     11.18      21.51        15.63(1)
--------------------------------------------------------------------------------------------------
Class S (%)                                          3/23/87     11.13      21.50        15.63
--------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                        N/A     21.03      28.54        18.19

GROWTH & INCOME FUND+

                                                     INCEPTION                           LIFE OF
                                                       DATE       1 YEAR    5 YEARS        FUND
Class A (%)                                            7/1/92      5.00      21.44        17.22
---------------------------------------------------------------------------------------------------
Class B (%)                                            7/1/92      5.53      21.79        17.24
---------------------------------------------------------------------------------------------------
Class C (%)                                            7/1/94      9.58      21.98        17.25(1)
---------------------------------------------------------------------------------------------------
Class Z (%)                                           1/11/99     11.76      22.96(2)     18.20(2)
---------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                         N/A     21.03      28.54        21.24(3)
---------------------------------------------------------------------------------------------------
Lipper Average (%)                                        N/A     13.92      21.45        16.73(3)

---------------
 * The Stein Roe Fund's return is compared to the Standard & Poor's 500 Index ("S&P 500 Index"), an unmanaged index that tracks the performance of U.S. stock market securities. Unlike the Stein Roe Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

 + The Growth & Income Fund's return is compared to the S&P 500 Index. Unlike the Growth & Income Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Growth & Income Fund's return is also compared to the average return of the funds included in the Lipper Growth and Income Funds category ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(1) Class A, Class B, Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Stein Roe Fund's Class S shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class S share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class S shares and the newer classes of shares.

(2) Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Growth & Income Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

(3) Performance information is from June 30, 1992 through December 31, 1999.

THE TRUSTEES OF THE STEIN ROE TRUST UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

  Required Vote for Proposal 1

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among the Stein Roe Trust on behalf of the Stein Roe Fund, Trust VI on behalf of the Growth & Income Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Stein Roe Fund outstanding at the record date for the Meetings.

PROPOSAL 2 -- ACQUISITION OF THE LIBERTY VALUE FUND BY THE LIBERTY GROWTH &
              INCOME FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the Value Fund by the Growth & Income Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

 What are the principal investment risks of the Growth & Income Fund, and how do they compare with the Value Fund?

     Because the Funds have similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk and management risk. Because the Growth & Income Fund may invest in securities of companies with midsized market capitalizations, it is subject to the risks related to investments in medium capitalization companies. Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. The securities issued by mid-capitalization companies may have more risk than those of larger companies as these securities may be more susceptible to market downturns, and their prices could be more volatile.

     The Value Fund and the Growth & Income Fund are exposed to the risks related to value stocks with respect to their value-oriented investments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. For more information about the principal investment risks of the Growth & Income Fund, please see the enclosed Prospectus of the Growth & Income Fund. The actual risks of investing in each Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Growth & Income Fund of the same class as the shares that you currently own in the Value Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your Growth & Income Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your Value Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Growth & Income Fund.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Growth & Income Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the Value Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the Value Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the Value Fund be liquidated. Liberty Financial informed the Trustees that the Value Fund has not achieved sufficient sales growth and is not likely to do so in the near future, and, therefore, the Fund may not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the Value Fund's shareholders to exchange their investment for an investment in a larger fund with somewhat similar investment goals and strategies to the Value Fund without recognizing gain or loss for federal income tax purposes. By contrast, if a Value Fund shareholder redeemed his or her shares to invest in another fund, like the Growth & Income Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the Value Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Growth &

       Income Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the Value Fund, the expense ratio of the Value Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined Growth & Income Fund is expected to be materially lower than the Value Fund's expense ratio after Liberty Financial discontinues its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the Value and Growth & Income Funds on July 31, 2000 and the Funds' current expense structures (assuming the voluntary expense limitation is discontinued), the Growth & Income Fund's annualized expense ratio (exclusive of 12b-1 fees) immediately after the Acquisitions would be about 0.31% lower than the Value Fund's current expense ratio (for example, for Class A shares, a 1.07% expense ratio for the Growth & Income Fund, as compared to 1.38% for the Value Fund if the limitation were discontinued and 0.75% if it continued). Note that the 12b-1 fees on Class A, B and C shares of each Fund are 0.25%, 1.00% and 1.00%, respectively. There are no 12b-1 fees on Class S and Z shares.

     - The Acquisition will permit a more focused value-style investment management team to concentrate its efforts on a single value equity approach rather than manage multiple portfolios with somewhat different investment approaches.

     In reviewing the Acquisition, the Trustees also considered the fact that the unrealized gain exposure in the Value Fund's portfolio will potentially increase as a result of the Acquisition. This may increase and accelerate a Value Fund shareholder's exposure to federal income taxes. This means that, in the future, a Value Fund shareholder may be liable for a greater amount of federal income taxes as a shareholder of the Growth & Income Fund than he or she otherwise would pay as a shareholder of the Value Fund. The Trustees determined, despite this consideration, that on balance the Acquisition is in the best interests of the Value Fund's shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative Fund performance results which are based on the factors and assumptions set forth below under Performance Information. No assurance can be given that the Growth & Income Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the Growth & Income Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (3) the Growth & Income Fund acquires all three of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or two of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Fund or Liberty Financial.

     Although the Trustees are proposing that the Growth & Income Fund acquire all three of the Acquired Funds, the acquisition of the Value Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the Value Fund's shareholders approve the acquisition of the Value Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or both of the other Acquired Funds, it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal 1 will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The charts below show the percentage gain or loss in each calendar year for the period from the Fund's inception through December 31, 1999 for the Class A shares of the Value Fund and the Class A shares of the

Growth & Income Fund. They should give you a general idea of how each Fund's return has varied from year to year. The charts include the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in each Fund's respective Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/ Proxy Statement.

                                   VALUE FUND
[VALUE FUND BAR CHART]

                                                                              VALUE FUND
                                                                              ----------
1997                                                                             29.64%
1998                                                                              8.13%
1999                                                                              2.11%

The Fund's year-to-date total return through       For period shown in bar chart:
September 30, 2000 was 5.49%.                      Best quarter: Second quarter 1997, +13.61%
                                                   Worst quarter: Third quarter 1998, -13.29%

                              GROWTH & INCOME FUND
[GROWTH & INCOME FUND BAR CHART]

                                                                         GROWTH & INCOME FUND
                                                                         --------------------
1993                                                                             14.19%
1994                                                                             -0.34%
1995                                                                             29.49%
1996                                                                             19.69%
1997                                                                             35.18%
1998                                                                             20.05%
1999                                                                              11.4%

The Fund's year-to-date total return through       For period shown in bar chart:
September 30, 2000 was 8.34%.                      Best quarter: Fourth quarter 1998, +21.59%
                                                   Worst quarter: Third quarter 1998, -14.04%

     The following tables list each Fund's average annual total return for each class of its shares for the one-year and life of the Fund periods ending December 31, 1999, in the case of the Value Fund, and the one-year, five-year and life of Fund periods ending December 31, 1999, in the case of the Growth & Income Fund, in each case including the applicable sales charge for Class A, B and C shares of the Funds. (Class S shares of the Growth & Income Fund, which were not in existence as of December 31, 1999, are not included in the tables.) These tables are intended to provide you with some indication of the risks of investing in the Funds. At the bottom of each table, you can compare the Funds' performance with one or more indices or averages.

VALUE FUND+

                                                              INCEPTION
                                                                DATE       1 YEAR    LIFE OF FUND
Class A (%)                                                    3/25/96     (3.76)       11.69
-------------------------------------------------------------------------------------------------
Class B (%)                                                    3/25/96     (3.61)       12.05
-------------------------------------------------------------------------------------------------
Class C (%)                                                    3/25/96      0.37        12.62
-------------------------------------------------------------------------------------------------
Class Z (%)                                                    12/1/98      2.29        13.52
-------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                  N/A     21.03        26.60(1)
-------------------------------------------------------------------------------------------------
Barra Value Index (%)                                              N/A     12.72        19.11(1)

GROWTH & INCOME FUND*

                                                      INCEPTION                           LIFE OF
                                                        DATE       1 YEAR    5 YEARS        FUND
Class A (%)                                             7/1/92      5.00       21.44       17.22
----------------------------------------------------------------------------------------------------
Class B (%)                                             7/1/92      5.53       21.79       17.24
----------------------------------------------------------------------------------------------------
Class C (%)                                             7/1/94      9.58       21.98       17.25(2)
----------------------------------------------------------------------------------------------------
Class Z (%)                                            1/11/99     11.76       22.96(2)    18.20(2)
----------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                          N/A     21.03       28.54       21.24(3)
----------------------------------------------------------------------------------------------------
Lipper Average (%)                                         N/A     13.92       21.45       16.73(3)

---------------
 + The Value Fund's return is compared to the Standard & Poor's 500 Index ("S&P 500 Index"), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Value Fund's return is also compared to the Barra Value Index, an unmanaged index that tracks the performance of value stocks, as determined by low price-to-book ratios, included in the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

 * The Growth & Income Fund's return is compared to the S&P 500 Index. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Growth & Income Fund's return is also compared to the average return of the funds included in the Lipper Growth and Income Funds category ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(1) Performance information is from March 31, 1996 through December 31, 1999.

(2) Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Growth & Income Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

(3) Performance information is from June 30, 1992 through December 31, 1999.

THE TRUSTEES OF TRUST VI UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust VI (the "Trust VI Declaration") provides that any series of Trust VI (such as the Value Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust VI Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust VI Declaration to provide that the Value Fund may be terminated by majority vote of the Value Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust VI Declaration if a majority of the Value Fund's shareholders entitled to vote on the proposal vote in favor of such proposal.

  Required Vote for Proposal 2

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust VI on behalf of the Value Fund, Trust VI on behalf of the Growth & Income Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the Value Fund outstanding at the record date for the Meetings.

PROPOSAL 3 -- ACQUISITION OF THE LIBERTY ALL-STAR GROWTH AND INCOME FUND BY THE
              LIBERTY GROWTH & INCOME FUND

THE PROPOSAL

     You are being asked to approve the Agreement and Plan of Reorganization, dated October 26, 2000. A form of Agreement and Plan of Reorganization is attached as Appendix A to this Prospectus/Proxy Statement. By approving the Agreement and Plan of Reorganization, you are also approving the Acquisition of the All-Star Fund by the Growth & Income Fund under the Agreement and Plan of Reorganization.

PRINCIPAL INVESTMENT RISKS

 What are the principal investment risks of the Growth & Income Fund, and how do they compare with the All-Star Fund?

     Because the Funds have somewhat similar goals and strategies, the principal risks associated with each Fund are similar. Both Funds are subject to market risk and management risk. Because of its strategy to invest in bonds convertible into stocks, the All-Star Fund is more exposed to interest rate risk than the Growth & Income Fund. Because the Growth & Income Fund may invest in securities of companies with midsized market capitalizations, it is subject to the risks related to investments in medium capitalization companies. Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. The securities issued by mid-capitalization companies may have more risk than those of larger companies as these securities are more susceptible to market downturns, and their prices could be more volatile.

     The Growth & Income Fund is exposed to the risks related to value stocks with respect to its value-oriented investments. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of the company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it. For more information about the principal investment risks of the Growth & Income Fund, please see the enclosed Prospectus of the Growth & Income Fund. The actual risks of investing in each

Fund depend on the securities held in each Fund's portfolio and on market conditions, both of which change over time.

INFORMATION ABOUT THE ACQUISITION

     Please see the section "Information Applicable to Proposals 1, 2 and 3" of this combined Prospectus/Proxy Statement.

  Shares You Will Receive

     If the Acquisition occurs, you will receive shares in the Growth & Income Fund of the same class as the shares that you currently own in the All-Star Fund. In comparison to the shares you currently own, the shares you receive will have the following characteristics:

     - The shares you receive will have an aggregate net asset value equal to the aggregate net asset value of your current shares as of the business day before the closing of the Acquisition.

     - If applicable, your Growth & Income Fund shares will bear the same sales charges, redemption fees and CDSCs as your current shares, but for purposes of determining the CDSC applicable to any redemption, the new shares will continue to age from the date you purchased your All-Star Fund shares.

     - The procedures for purchasing and redeeming your shares will not change as a result of the Acquisition.

     - You will have the same exchange options as you currently have.

     - You will have the same voting rights as you currently have, but as a shareholder of the Growth & Income Fund and of Trust VI.

     Unlike Trust IX, which has only one series of shares, Trust VI has multiple series of shares, and all shareholders of Trust VI vote together on matters not specific to any series or class of shares, including on the election of Trustees. Several of the current Trustees of Trust IX are also Trustees of Trust
VI. The shareholders of Trust VI and of various other open-end trusts are being asked to elect a Board of Trustees that includes three Trustees who serve as Trustees of Trust IX at a meeting to be held on December 27, 2000.

     Information concerning the capitalization of each of the Funds is contained in Appendix C.

  Reasons for the Acquisition

     The Trustees of each Trust, including all Trustees who are not "interested persons" of the Trust, have determined that the Acquisition would be in the best interests of each Fund, on balance in light of all relevant factors, and that the interests of existing shareholders of each Fund would not be diluted as a result of the Acquisition. For these reasons, the Trustees have unanimously approved the Acquisition and recommend that you vote in favor of the Acquisition by approving the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this Prospectus/Proxy Statement. Each shareholder should carefully consider whether remaining a shareholder of the Growth & Income Fund after the Acquisition is consistent with that shareholder's financial needs and circumstances.

     The Acquisition is one of several proposed acquisitions and liquidations of funds in the Liberty and Stein Roe Fund groups proposed by Liberty Financial, the indirect parent of each of the investment advisors to the Liberty and Stein Roe Funds. The overall purposes of these acquisitions and liquidations include streamlining the product offerings of the Liberty and Stein Roe Funds, potentially reducing fund expense ratios by creating larger funds and permitting the Liberty Financial organization to concentrate its portfolio management resources on a more focused group of portfolios.

     In proposing the Acquisition, Liberty Financial presented to the Trustees the following reasons for the All-Star Fund to enter into the Acquisition:

     - Absent the Acquisition, Liberty Financial indicated to the Trustees that it will discontinue subsidizing the All-Star Fund's operations (through fee waivers or expense reductions) and that it will recommend to the Trustees that the All-Star Fund be liquidated. Liberty Financial informed the Trustees that the All-Star Fund has not achieved sufficient sales growth and is not likely to do so in the near future, and, therefore, the Fund will not be able to provide a competitive investment return in the absence of a subsidy.

     - The Acquisition is intended to permit the All-Star Fund's shareholders to exchange their investment for an investment in a larger fund with somewhat similar investment goals and strategies to the All-Star Fund without recognizing gain or loss for federal income tax purposes. By contrast, if an All-Star Fund shareholder redeemed his or her shares to invest in another fund, like the Growth & Income Fund, the transaction would likely be a taxable event for such shareholder. Similarly, if the All-Star Fund were liquidated or reorganized in a taxable transaction, the transaction would likely be a taxable event for the Fund's shareholders. After the Acquisition, shareholders may redeem any or all of their Growth & Income Fund shares at net asset value (subject to any applicable CDSC) at any time, at which point they would recognize a taxable gain or loss.

     - As a result of Liberty Financial's decision to discontinue its expense subsidy of the All-Star Fund, the expense ratio of the All-Star Fund will increase significantly if the Acquisition does not occur. If the Acquisition does occur, then the expense ratio of the combined Growth & Income Fund is expected to be materially lower than the All-Star Fund's expense ratio whether or not Liberty Financial discontinued its subsidy. Although, as explained below, it is not possible to predict future expense ratios with certainty, information provided to the Trustees by Liberty Financial indicated that, based on the assets of the All-Star and Growth & Income Funds on July 31, 2000 and the Funds' current expense structures, the Growth & Income Fund's annualized expense ratio (exclusive of 12b-1 fees) immediately after the Acquisitions would be about 0.18% lower than the All-Star Fund's current expense ratio and about 0.57% lower than the All-Star Fund's expense ratio if the limitation is discontinued (for example, for Class A shares, a 1.07% expense ratio for the Growth & Income Fund, as compared to 1.64% for the All-Star Fund if the limitation were discontinued and 1.25% if it continued). Note that the 12b-1 fees on Class A, B and C shares of each Fund are 0.25%, 1.00%, and 1.00%, respectively. There are no 12b-1 fees on Class S and Z shares.

     In reviewing the Acquisition, the Trustees considered that shareholders who wish to continue investing in a fund with a multi-manager approach could invest in the Liberty All-Star Equity Fund, a closed-end fund with similar investment objectives and policies to the All-Star Fund and which like the All-Star Fund is managed by Liberty Asset Management Company ("LAMCO") using the same multi-manager approach with the same portfolio managers. The Liberty All-Star Equity Fund's shares are listed on the New York Stock Exchange, ticker symbol USA. Closed-end funds like the Liberty All-Star Equity Fund differ from open-end funds like the All-Star Fund in a number of respects, including that shares are traded on a secondary market (typically at either a discount from or a premium to net asset value), do not trade at net asset value and are not redeemable by shareholders at net asset value. You should consult your financial adviser prior to investing in a closed-end fund such as the Liberty All-Star Equity Fund. You may contact LAMCO at 1-800-241-1850 for information on how to purchase shares of the Liberty All-Star Equity Fund.

     In reviewing the Acquisition, the Trustees also considered the fact that the unrealized gain exposure in the All-Star Fund's portfolio will potentially increase as a result of the Acquisition. This may increase and accelerate an All-Star Fund shareholder's exposure to federal income taxes. This means that, in the future, an All-Star Fund shareholder may be liable for a greater amount of federal income taxes as a shareholder of the Growth & Income Fund than he or she otherwise would pay as a shareholder of the All-Star Fund. The Trustees determined, despite the loss of the multi-manager approach and the unrealized gain exposure, that on balance the Acquisition is in the best interests of the All-Star Fund's shareholders.

     The Trustees also considered the differences in the Funds' investment objectives, policies and strategies and the related risks. In addition, the Trustees considered the relative performance results which are based on the factors and assumptions set forth below under "Performance Information." No assurance can be given that the Growth & Income Fund will achieve any particular level of performance after the Acquisition.

     The projected post-Acquisition expense reductions presented above are based on the Growth & Income Fund's current expense structure and the projected post-Acquisition assets of the combined Fund. The projected reductions are further based upon numerous material assumptions, including that: (1) the current contractual agreements will remain in place; (2) certain duplicate costs involved in operating the Acquired Funds are eliminated; and (3) the Growth & Income Fund acquires all three of the Acquired Funds. See the table "Annual Fund Operating Expenses" under Question 3 in the "Questions and Answers" section above for the expenses that would be applicable if one or two of the Acquisitions did not take place. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved, because expenses depend on a variety of factors (including the future level of Fund assets), many of which factors are beyond the control of the Fund or Liberty Financial.

     Although the Trustees are proposing that the Growth & Income Fund acquire all three of the Acquired Funds, the acquisition of the All-Star Fund is not conditioned upon the acquisition of the other Acquired Funds. Accordingly, if the All-Star Fund's shareholders approve the acquisition of the All-Star Fund, but the other Acquired Funds' shareholders do not approve the acquisition of one or both of the other Acquired Funds it is expected that, subject to the terms of the Agreement and Plan of Reorganization, the Acquisition proposed in this Proposal will take place as described in this Prospectus/Proxy Statement.

  Performance Information

     The chart below shows the percentage gain or loss in each calendar year for the period from the Growth & Income Fund's inception through December 31, 1999 for the Fund's Class A shares. The chart should give you a general idea of how the Growth & Income Fund's return has varied from year to year. The chart includes the effects of Fund expenses, but not sales charges. Returns would be lower if applicable sales charges were included. The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date. Past performance is not an indication of future results. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time.

     Additional discussion of the manner of calculation of total return is contained in the Fund's Prospectus and Statement of Additional Information, which are incorporated by reference in this Prospectus/Proxy Statement.

     Because the All-Star Fund commenced investment operations on March 1, 1999, and has not completed one full calendar year, information related to the All-Star Fund's performance has not been included in this Prospectus/Proxy Statement.

                              GROWTH & INCOME FUND

[GROWTH & INCOME FUND BAR CHART]

                                                              GROWTH AND INCOME FUND
                                                              ----------------------
1993                                                                  14.19%
1994                                                                  -0.34%
1995                                                                  29.49%
1996                                                                  19.69%
1997                                                                  35.18%
1998                                                                  20.05%
1999                                                                  11.40%

The Fund's year-to-date total return through September 30, 2000 was 8.34%. For period shown in bar chart:
Best quarter: Fourth quarter 1998, +21.59%
Worst quarter: Third quarter 1998, -14.04%

     The next table lists the Growth & Income Fund's average annual total return for each class of its shares for the one-year, five-year and life of the Fund periods ending December 31, 1999, including the applicable sales charge for Class A, B and C shares. (Class S shares of the Growth & Income Fund, which were not in existence as of December 31, 1999, are not included in the table.) This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table, you can compare the Fund's performance with one or more indices or averages.

     Because the All-Star Fund commenced investment operations on March 1, 1999, and has not completed one full calendar year, information related to the All-Star Fund's performance has not been included in this Prospectus/Proxy Statement.

GROWTH & INCOME FUND*

                                                      INCEPTION                           LIFE OF
                                                        DATE       1 YEAR    5 YEARS        FUND
Class A (%)                                             7/1/92      5.00      21.44        17.22
----------------------------------------------------------------------------------------------------
Class B (%)                                             7/1/92      5.53      21.79        17.24
----------------------------------------------------------------------------------------------------
Class C (%)                                             7/1/94      9.58      21.98        17.25(1)
----------------------------------------------------------------------------------------------------
Class Z (%)                                            1/11/99     11.76      22.96(1)     18.20(1)
----------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                          N/A     21.03      28.54        21.24(2)
----------------------------------------------------------------------------------------------------
Lipper Average (%)                                         N/A     13.92      21.45        16.73(2)

---------------
 * The Growth & Income Fund's return is compared to the Standard & Poor's 500 Index ("S&P 500 Index"). Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Growth & Income Fund's return is also compared to the average return of the funds included in the Lipper Growth and Income Funds category ("Lipper Average"). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

(1) Class C and Class Z are the newer classes of shares. Their performance information includes returns of the Growth & Income Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer classes of shares.

(2) Performance information is from June 30, 1992 through December 31, 1999.

THE TRUSTEES OF TRUST IX UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

     The Declaration of Trust establishing Trust IX (the "Trust IX Declaration") provides that any series of Trust IX (such as the All-Star Fund) may be terminated by a two-thirds vote of the series' shares or by notice from the Trustees to the shareholders. The Trust believes that, under this provision, no shareholder vote is required to approve the Acquisition, although the provision could also be interpreted to require a two-thirds vote, if the Acquisition is submitted for shareholder approval. The Trust IX Declaration also provides that it may be amended by the Trustees, upon majority vote of the shareholders of the affected series. To eliminate any uncertainty about whether any shareholder vote is required to approve the Acquisition, the Trustees will consider any vote in favor of the Acquisition to be a vote in favor of amending the Trust IX Declaration to provide that the All-Star Fund may be terminated by majority vote of the All-Star Fund's shares entitled to vote (or by Trustee notice to shareholders), and will so amend the Trust IX Declaration if a majority of the All-Star Fund's shareholders entitled to vote in favor of the proposal vote in favor of such proposal.

  Required Vote for Proposal 3

     Approval of the Agreement and Plan of Reorganization dated October 26, 2000 among Trust IX on behalf of the All-Star Fund, Trust VI on behalf of the Growth & Income Fund, and Liberty Financial will require the affirmative vote of a majority of the shares of the All-Star Fund outstanding at the record date for the Meetings.

INFORMATION APPLICABLE TO PROPOSALS 1, 2 AND 3

  Terms of the Agreement and Plan of Reorganization

     If approved by the shareholders of each Acquired Fund, the Acquisitions are expected to occur on or around January 29, 2001 under the Agreement and Plan of Reorganization, a form of which is attached as Appendix A to this combined Prospectus/Proxy Statement. Please review Appendix A. The following is a brief summary of the principal terms of the Agreement and Plan of Reorganization:

     - Each Acquired Fund will transfer all of the assets and liabilities attributable to each class of its shares to the Growth & Income Fund in exchange for shares of the same class of the Growth & Income Fund with an aggregate net asset value equal to the net asset value of the transferred assets and liabilities.

     - The Acquisitions will occur on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on January 26, 2001 or such other date and time as the parties may determine) when the assets of each Fund are valued for purposes of the Acquisitions.

     - The shares of each class of the Growth & Income Fund received by each Acquired Fund will be distributed to each Acquired Fund's respective shareholders of the same class pro rata in accordance with their percentage ownership of each class of such Acquired Fund in full liquidation of such Acquired Fund.

     - After the Acquisitions, each Acquired Fund will be terminated, and its affairs will be wound up in an orderly fashion.

     - Each Acquisition requires approval by the Acquired Fund's shareholders and satisfaction of a number of other conditions; each Acquisition may be terminated at any time with the approval of the Trustees of Trust VI and the Stein Roe Trust, Trust VI or Trust IX, as the case may be.

     Although the Trustees are proposing that the Growth & Income Fund acquire each of the Acquired Funds, the Acquisition proposed in each Proposal is not conditioned upon the approval of the Acquisitions proposed in the other Proposals. Accordingly, in the event that the shareholders of the respective Acquired Funds approve one but not one or both of the other Acquisitions, it is expected that the approved Acquisition will, subject to the terms of the Agreement and Plan of Reorganization, take place as described above.

     Shareholders who object to the Acquisitions will not be entitled under Massachusetts law or the Declaration of Trust of the Stein Roe Trust, Trust VI or Trust IX to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Acquisitions as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Acquisitions are consummated, shareholders will be free to redeem the shares which they receive in the transaction at their then-current net asset value, plus any applicable CDSC. In addition, shares may be redeemed (at net asset value plus any applicable CDSC) at any time prior to the consummation of the Acquisitions.

     The form of Agreement and Plan of Reorganization attached as Appendix A to this combined Prospectus/Proxy Statement is a general form which will be used for each of the Acquisitions. There will be a separate Agreement and Plan of Reorganization with respect to each Acquisition, among the Stein Roe Trust, Trust VI or Trust IX, as applicable, on behalf of the relevant Acquired Fund, Trust VI on behalf of the Growth & Income Fund, and Liberty Financial. The form of Agreement and Plan of Reorganization for each Acquisition has been filed with the SEC as part of the Registration Statement of which this Prospectus/Proxy Statement forms a part. Please see page 3 of this Prospectus/Proxy Statement for information on how to obtain a copy of the Registration Statement or the form of Agreement and Plan of Reorganization for your Fund's Acquisition.

  Federal Income Tax Consequences

     Each Acquisition is intended to be a tax-free reorganization. Ropes & Gray or Bell, Boyd & Lloyd LLC, as the case may be, has delivered to each Acquired Fund and the Growth & Income Fund an opinion, and the closing of each Acquisition will be conditioned on receipt of a letter from Ropes & Gray or Bell, Boyd & Lloyd LLC, as applicable, confirming such opinion, to the effect that, on the basis of existing law under specified sections of the Internal Revenue Code of 1986, as amended (the "Code"), for federal income tax purposes:

     - under Section 361 or Section 354 of the Code, respectively, no gain or loss will be recognized by the Acquired Funds or the shareholders of the Acquired Funds as a result of each Acquisition;

     - under Section 358 of the Code, the tax basis of the Growth & Income Fund shares you receive will be the same, in the aggregate, as the aggregate tax basis of your Stein Roe Fund, Value Fund or All-Star Fund shares;

     - under Section 1223(1) of the Code, your holding period for the Growth & Income Fund shares you receive will include the holding period for your Stein Roe Fund, Value Fund or All-Star Fund shares if you hold your shares as a capital asset;

     - under Section 1032 of the Code, no gain or loss will be recognized by the Growth & Income Fund as a result of each Acquisition;

     - under Section 362(b) of the Code, the Growth & Income Fund's tax basis in the assets that the Growth & Income Fund receives from each Acquired Fund will be the same as such Acquired Fund's basis in such assets; and

     - under Section 1223(2) of the Code, the Growth & Income Fund's holding period in such assets will include the relevant Acquired Fund's holding period in such assets.

     The opinions are, and the confirmation letters will be, based on certain factual certifications made by officers of each Trust. The opinions are not a guarantee that the tax consequences of the Acquisitions will be as described above. Prior to the closing of the Acquisitions, each Acquired Fund and the Growth & Income Fund will each distribute to their shareholders all of their respective investment company taxable income and net realized capital gains that have not previously been distributed to shareholders. Such distributions will be taxable to the shareholders of the respective Funds.

     This description of the federal income tax consequences of the Acquisitions does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws.

PROPOSAL 4 -- ELECTION OF TRUSTEES BY STEIN ROE GROWTH & INCOME FUND CLASS S AND
              LIBERTY VALUE OPPORTUNITIES FUND CLASSES A, B, C AND Z
              SHAREHOLDERS

THE PROPOSAL

     The purpose of this proposal is to elect six new members as well as five of the currently serving members of the Board of Trustees of both (1) the Stein Roe Trust, of which the Stein Roe Fund is a series, and (2) the Base Trust, of which the Master Fund is a series. You will be asked to vote both to elect the nominees listed below to the Board of Trustees of the Stein Roe Trust and to authorize the Stein Roe Fund to cast votes for election of the same nominees to the Board of Trustees of the Base Trust. Your approval or disapproval of each nominee for Trustee of the Stein Roe Trust in Proposal 4 will be voted in the same manner for or against each nominee for Trustee of the Base Trust. All of the nominees listed below, except for the proposed six new members (Ms. Verville and Messrs. Lowry, Macera, Mayer, Neuhauser and Stitzel), are currently members of the Boards of Trustees of the Stein Roe Trust and the Base Trust, as well as two Stein Roe closed-end funds and six other Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members of the Board of Trustees of the Stein Roe Trust, other than Mr. Palombo, have been previously elected by the shareholders of the Stein Roe Trust. All of the currently serving members of the Board of Trustees of the Base Trust, other than Ms. Kelly and Mr. Palombo, have been previously elected by the shareholders of the Base Trust. The proposed six new members currently serve on the Boards of Trustees of nine Liberty closed-end funds and eight Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and nine Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and were recommended for election as Trustees of the Stein Roe Trust and the Base Trust by the Board of Trustees of the respective Trusts at special meetings held on October 17, 2000. Each of the nominees elected will serve as a Trustee until the next meeting of shareholders of the Stein Roe Trust or the Base Trust, as the case may be, called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Stein Roe Trust's Trustees have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of the Stein Roe Trust and the Base Trust (if so instructed). If any nominee below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
Douglas A. Hacker                      Executive Vice President and Chief Financial         1996
(43)                                   Officer of UAL, Inc. (airline) since July
                                       1999; Senior Vice President and Chief
                                       Financial Officer of UAL, Inc. prior thereto.

Janet Langford Kelly                   Executive Vice President -- Corporate                1996
(41)                                   Development, General Counsel, and Secretary
                                       of Kellogg Company (food, beverage and
                                       tobacco producer) since September 1999;
                                       Senior Vice President, Secretary and General
                                       Counsel of Sara Lee Corporation (branded,
                                       packaged, consumer-products manufacturer)
                                       prior thereto.

Richard W. Lowry                       Private Investor since 1987. (Formerly            New nominee
(64)                                   Chairman and Chief Executive Officer of U.S.
                                       Plywood Corporation (building products
                                       producer) from August 1985 to August 1987.)

Salvatore Macera                       Private Investor since 1981. (Formerly            New nominee
(69)                                   Executive Vice President and Director of Itek
                                       Corporation (electronics) from 1975 to 1981.)

William E. Mayer(2)                    Partner, Park Avenue Equity Partners (venture     New nominee
(60)                                   capital), since November 1996; Dean, College
                                       of Business and Management, University of
                                       Maryland, prior thereto; Director, Johns
                                       Manville (building products producer), Lee
                                       Enterprises (print and on-line media) and WR
                                       Hambrecht + Co. (financial services
                                       provider).

Charles R. Nelson                      Van Voorhis Professor, Department of                 1981
(57)                                   Economics, University of Washington;
                                       Consultant on economic and statistical
                                       matters.

John J. Neuhauser                      Academic Vice President and Dean of               New nominee
(57)                                   Faculties, Boston College, since August 1999;
                                       Dean, Boston College School of Management,
                                       prior thereto.

Joseph R. Palombo(3)                   Trustee of the Liberty Mutual Funds since            2000
(47)                                   August 2000; Executive Vice President and
                                       Director of Colonial and Stein Roe since
                                       April 1999; Executive Vice President and
                                       Chief Administrative Officer of Liberty Funds
                                       Group LLC since April 1999; Director of
                                       AlphaTrade Inc. (broker-dealer), Colonial
                                       Advisory Services, Inc., Liberty Funds
                                       Distributor, Inc. and Liberty Funds Services,
                                       Inc. since April 1999. (Formerly Vice
                                       President of the Stein Roe Mutual Funds from
                                       April 1999 to October 2000, Vice President of
                                       the Liberty Mutual Funds from April 1999 to
                                       August 2000, and Chief Operating Officer of
                                       Putnam Mutual Funds (investments) from 1994
                                       to 1998.)

Thomas E. Stitzel                      Business Consultant since 1999; Professor of      New nominee
(64)                                   Finance and Dean, College of Business, Boise
                                       State University, prior thereto; Chartered
                                       Financial Analyst.

NOMINEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
Thomas C. Theobald                     Managing Director, William Blair Capital             1996
(62)                                   Partners (private equity investing), since
                                       1994; Chief Executive Officer and Chairman of
                                       the Board of Directors of Continental Bank
                                       Corporation (banking services) prior thereto.

Anne-Lee Verville                      Consultant since 1997; General Manager,           New nominee
(55)                                   Global Education Industry (global education
                                       applications), prior thereto. (Formerly
                                       President, Applications Solutions Division,
                                       IBM Corporation (global education and global
                                       applications), from 1991 to 1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of the Stein Roe Trust and the Base Trust are not standing for reelection:

TRUSTEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
John A. Bacon Jr.                      Private Investor.                                    1998
(72)

William W. Boyd                        Chairman and Director of Sterling Plumbing           1994
(72)                                   (manufacturer of plumbing products).

Lindsay Cook(2)                        Executive Vice President of Liberty Financial        1994
(47)                                   since March 1997; Senior Vice President prior
                                       thereto.

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Cook is an "interested person," as defined in the 1940 Act, because he is an officer of Liberty Financial.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Stein Roe Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, Messers. Boyd and Bacon, two of the Trustees currently serving on the Board of Trustees of the Stein Roe Trust who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds, will receive certain payments after completing their service on the Board. Mr. Boyd will receive a payment of $50,000 upon his departure. Mr. Bacon will receive payments at an annual rate equal to the 1999 compensation of the Trustees of the Liberty Mutual Funds until he would otherwise have retired at age 74. The payments to Mr. Bacon will be made quarterly, beginning in 2001. Liberty Financial and the Stein Roe Mutual Funds will each bear one-half of the cost of the payments to Messrs. Boyd and Bacon; the Stein

Roe Mutual Funds' portion of the payments will be allocated among the Stein Roe Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Stein Roe Mutual Funds consists of six non-interested Trustees and two interested Trustees.

     Audit Committee. The Audit Committee of the Stein Roe Mutual Funds, consisting of Messrs. Hacker (Chairman), Bacon, Boyd, Nelson and Theobald and Ms. Kelly, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of the Stein Roe Mutual Funds, consisting of Messrs. Boyd and Nelson, both of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Nominating Committee. The Nominating Committee of the Stein Roe Mutual Funds, consisting of Messrs. Boyd and Nelson, both of whom are non-interested Trustees, recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of the Stein Roe Trust, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Executive Committee. The Executive Committee of the Stein Roe Mutual Funds, consisting of Mr. Boyd, a non-interested Trustee, and Mr. Cook, an interested Trustee, is authorized to take certain actions delegated to it by the full Board of Trustees and to exercise the full powers of the Board of Trustees, with some exceptions, between Board meetings.

     Record of Board and Committee Meetings. During the fiscal year ended September 30, 2000, the Board of Trustees of the Stein Roe Trust held five meetings, the Audit Committee held four meetings, the Compensation Committee held no meetings, the Nominating Committee held no meetings, and the Executive Committee held one meeting.

     During the most recently completed fiscal year, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE STEIN ROE FUND VOTE FOR EACH NOMINEE IN PROPOSAL 4.

  Required Vote for Proposal 4

     A plurality of the votes cast at the Meetings for the Stein Roe Trust, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Stein Roe Trust. Since the number of Trustees for the Stein Roe Trust has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected as Trustees of the Stein Roe Trust.

     Shareholders of the Stein Roe Fund vote together with the other shareholders of the Master Fund and with the shareholders of the feeder funds of the other master funds which are series of the Base Trust for the election of Trustees of the Base Trust. A plurality of the votes cast at the Meetings for the Base Trust, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of the Base Trust. Since the number of Trustees for the Base Trust has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected as Trustees of the Base Trust.

     PROPOSAL 5 -- ELECTION OF TRUSTEES BY LIBERTY VALUE FUND SHAREHOLDERS

THE PROPOSAL

     You are being asked to approve the election of four new members as well as seven of the currently serving members of the Board of Trustees of Trust VI, of which the Value Fund is a series. All of the nominees listed below, except for the proposed four new members of the Board of Trustees of Trust VI, as well as nine Liberty closed-end funds and seven other Liberty open-end trusts (or, in the case of Messrs. Lowry, Mayer and Neuhauser, eleven Liberty closed-end funds and eight other Liberty open-end trusts (collectively, the "Liberty Mutual Funds")), and have served in that capacity continuously since originally elected or appointed. All of the currently serving members, other than Mr. Palombo, have been previously elected by the shareholders of Trust VI. The proposed four new members currently serve on the Board of Trustees of two Stein Roe closed-end funds and seven Stein Roe open-end trusts (collectively, the "Stein Roe Mutual Funds"), and were recommended for election as Trustees of the Liberty Mutual Funds by the Board of Trustees at meetings held on October 25 and 26, 2000. Each of the nominees elected will serve as a Trustee of Trust VI until the next meeting of shareholders of Trust VI called for the purpose of electing a Board of Trustees, and until a successor is elected and qualified or until death, retirement, resignation or removal.

     Currently, two different boards of trustees are responsible for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Liberty Financial and the Trustees of Trust VI have agreed that shareholder interests can more effectively be represented by a single board with responsibility for overseeing substantially all of the Liberty and Stein Roe Mutual Funds. Creation of a single, consolidated board should also provide certain administrative efficiencies for Liberty Financial and potential future cost savings for both the Liberty and Stein Roe Mutual Funds and Liberty Financial. The nominees listed below will be the members of the single, consolidated Board of Trustees. The persons named in the enclosed proxy card intend to vote at the Meetings in favor of the election of the nominees named below as Trustees of Trust VI (if so instructed). If any nominee listed below becomes unavailable for election, the proxy may be voted for a substitute nominee in the discretion of the proxy holder(s).

INFORMATION ABOUT THE NOMINEES

     Set forth below is information concerning each of the nominees.

NOMINEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
Douglas A. Hacker                      Executive Vice President and Chief Financial      New nominee
(43)                                   Officer of UAL, Inc. (airline) since July
                                       1999; Senior Vice President and Chief
                                       Financial Officer of UAL, Inc. prior thereto.

Janet Langford Kelly                   Executive Vice President -- Corporate             New nominee
(41)                                   Development, General Counsel, and Secretary
                                       of Kellogg Company (food, beverage and
                                       tobacco producer) since September 1999;
                                       Senior Vice President, Secretary and General
                                       Counsel of Sara Lee Corporation (branded,
                                       packaged, consumer-products manufacturer)
                                       prior thereto.

Richard W. Lowry                       Private Investor since 1987. (Formerly               1995
(64)                                   Chairman and Chief Executive Officer of U.S.
                                       Plywood Corporation (building products
                                       producer) from August 1985 to August 1987.)

Salvatore Macera                       Private Investor since 1981. (Formerly               1998
(69)                                   Executive Vice President and Director of Itek
                                       Corporation (electronics) from 1975 to 1981.)

NOMINEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
William E. Mayer(2)                    Partner, Park Avenue Equity Partners (venture        1994
(60)                                   capital), since November 1996; Dean, College
                                       of Business and Management, University of
                                       Maryland, prior thereto; Director, Johns
                                       Manville (building products producer), Lee
                                       Enterprises (print and on-line media) and WR
                                       Hambrecht + Co. (financial services
                                       provider).

Charles R. Nelson                      Van Voorhis Professor, Department of              New nominee
(57)                                   Economics, University of Washington;
                                       Consultant on economic and statistical
                                       matters.

John J. Neuhauser                      Academic Vice President and Dean of                  1985
(57)                                   Faculties, Boston College, since August 1999;
                                       Dean, Boston College School of Management,
                                       prior thereto.

Joseph R. Palombo(3)                   Trustee of the Stein Roe Mutual Funds since          2000
(47)                                   October 2000; Executive Vice President and
                                       Director of Colonial and Stein Roe since
                                       April 1999; Executive Vice President and
                                       Chief Administrative Officer of Liberty Funds
                                       Group LLC since April 1999; Director of
                                       AlphaTrade Inc. (broker-dealer), Colonial
                                       Advisory Services, Inc., Liberty Funds
                                       Distributor, Inc. and Liberty Funds Services,
                                       Inc. since April 1999. (Formerly Vice
                                       President of the Stein Roe Mutual Funds from
                                       April 1999 to October 2000, Vice President of
                                       the Liberty Mutual Funds from April 1999 to
                                       August 2000, and Chief Operating Officer of
                                       Putnam Mutual Funds (investments) from 1994
                                       to 1998.)

Thomas E. Stitzel                      Business Consultant since 1999; Professor of         1998
(64)                                   Finance and Dean, College of Business, Boise
                                       State University, prior thereto; Chartered
                                       Financial Analyst.

Thomas C. Theobald                     Managing Director, William Blair Capital          New nominee
(62)                                   Partners (private equity investing), since
                                       1994; Chief Executive Officer and Chairman of
                                       the Board of Directors of Continental Bank
                                       Corporation (banking services) prior thereto.

Anne-Lee Verville                      Consultant since 1997; General Manager,              1998
(55)                                   Global Education Industry (global education
                                       applications), prior thereto. (Formerly
                                       President, Applications Solutions Division,
                                       IBM Corporation (global education and global
                                       applications), from 1991 to 1994.)

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

(2) Mr. Mayer is not affiliated with Liberty Financial, but is an "interested person," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), because of his affiliation with WR Hambrecht + Co. (a registered broker-dealer).

(3) Mr. Palombo is an "interested person," as defined in the 1940 Act, because of his affiliation with Liberty Financial.

     The following persons who are currently serving on the Board of Trustees of Trust VI are not standing for reelection:

TRUSTEE NAME & AGE                       PRINCIPAL OCCUPATION(1) AND DIRECTORSHIPS      TRUSTEE SINCE
------------------                     ---------------------------------------------    -------------
Tom Bleasdale                          Retired (formerly Chairman of the Board and          1987
(70)                                   Chief Executive Officer, Shore Bank & Trust
                                       Company (banking services) from 1992 to
                                       1993); Director, Empire Co. (food
                                       distributor).

Lora S. Collins                        Attorney (formerly Attorney, Kramer Levin            1991
(65)                                   Naftalis & Frankel LLP (law firm) from 1986
                                       to 1996).

James E. Grinnell                      Private investor since November 1988.                1995
(72)

James L. Moody, Jr.                    Retired (formerly Chairman of the Board,             1986
(70)                                   Hannaford Bros. Co. (food retailer) from 1984
                                       to 1997 and Chief Executive Officer prior
                                       thereto).

---------------
(1) Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

TRUSTEES' COMPENSATION

     The members of the Board of Trustees will serve as Trustees of the Liberty and Stein Roe Mutual Funds, for which service each Trustee, except for Mr. Palombo, will receive an annual retainer of $45,000, and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. The Board of Trustees is expected to hold six regular joint meetings each year. Committee chairs will receive an additional annual retainer of $5,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members will receive an additional annual retainer of $1,000, and receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustees' fees are allocated among the Liberty and Stein Roe Mutual Funds based on each Fund's relative net assets, and one-third of the fees is divided equally among the Liberty and Stein Roe Mutual Funds.

     The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees. However, certain Trustees currently serving on the Board of Trustees of the Liberty Mutual Funds who are not continuing on the combined Board of Trustees of the Liberty and Stein Roe Mutual Funds will receive payments at an annual rate equal to their 1999 Trustee compensation for the lesser of two years or until the date they would otherwise have retired at age 72. These payments will be made quarterly, beginning in 2001. Liberty Financial and the Liberty Mutual Funds will each bear one-half of the cost of the payments; the Liberty Mutual Funds' portion of the payments will be allocated among the Liberty Mutual Funds based on each fund's share of the Trustee fees for 2000.

     Further information concerning the Trustees' compensation is included in Appendix B.

MEETINGS AND CERTAIN COMMITTEES

     Composition. The current Board of Trustees of the Liberty Mutual Funds consists of two interested and nine non-interested Trustees. Mr. Mayer is not affiliated with Liberty Financial or any of its investment advisor affiliates, but is considered interested as a result of his affiliation with a broker-dealer. Mr. Palombo is an interested person because of his affiliation with Liberty Financial.

     Audit Committee. The Audit Committee of Trust VI, consisting of Ms. Verville (Chairperson) and Messrs. Bleasdale, Grinnell, Lowry, Macera and Moody, all of whom are non-interested Trustees, recommends to the Board of Trustees the independent accountants to serve as auditors, reviews with the independent accountants the results of the auditing engagement and internal accounting procedures and considers the independence of the independent accountants, the range of their audit services and their fees.

     Compensation Committee. The Compensation Committee of Trust VI, consisting of Messrs. Neuhauser (Chairman), Grinnell and Stitzel and Ms. Collins, all of whom are non-interested Trustees, reviews compensation of the Board of Trustees.

     Governance Committee. The Governance Committee of Trust VI, consisting of Messrs. Bleasdale (Chairman), Lowry, Mayer and Moody and Ms. Verville, all of whom are non-interested Trustees, except for Mr. Mayer (Mr. Mayer is interested as a result of his affiliation with a broker-dealer, but is not affiliated with Liberty Financial or any of its investment advisor affiliates), recommends to the Board of Trustees, among other things, nominees for trustee and for appointments to various committees. The Committee will consider candidates for trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee in care of Trust VI, Attention:
Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

     Record of Board and Committee Meetings. During the fiscal year ended June 30, 2000, the Board of Trustees of Trust VI held six meetings, the Audit Committee held four meetings, the Compensation Committee held two meetings, and the Governance Committee held six meetings.

     During the most recently completed fiscal years, each of the current Trustees attended more than 75% of the meetings of the Board of Trustees and the committees of which such Trustee was a member.

THE BOARD OF TRUSTEES RECOMMENDS THAT THE SHAREHOLDERS OF THE VALUE FUND VOTE FOR EACH NOMINEE IN PROPOSAL 5.

  Required Vote for Proposal 5

     A plurality of the votes cast at the Meetings for Trust VI, if a quorum is represented, is required for the election of each Trustee to the Board of Trustees of Trust VI. Since the number of Trustees has been fixed at eleven, this means that the eleven persons receiving the highest number of votes will be elected.

                                    GENERAL

VOTING INFORMATION

     The Trustees of the Stein Roe Trust, Trust VI and Trust IX are soliciting proxies from the shareholders of each Acquired Fund in connection with the Meetings, which have been called to be held at 10:00 a.m. Eastern Time on December 27, 2000 at Colonial's offices, One Financial Center, Boston, Massachusetts 02111-2621. The meeting notice, this combined Prospectus/Proxy Statement and proxy cards and inserts are being mailed to shareholders beginning on or about November 17, 2000.

  Information About Proxies and the Conduct of the Meetings

     Solicitation of Proxies. Proxies will be solicited primarily by mailing this combined Prospectus/Proxy Statement and its enclosures, but proxies may also be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of the Stein Roe Fund, the Value Fund or the All-Star Fund, or by employees or agents of LAMCO, Stein Roe or Colonial and their affiliated companies. In addition, Shareholder Communications Corporation ("SCC") has been engaged to assist in the solicitation of proxies, at an estimated total cost of $700,000 for all of the proposed acquisitions of funds in the Liberty and Stein Roe Mutual Fund groups scheduled to take place in January 2001.

  Voting Process

     You can vote in any one of the following four ways:

     a.  By mail, by filling out and returning the enclosed proxy card;

     b. By phone, by calling toll-free 1-877-518-9416 between the hours of 9:00 a.m. and 11:00 p.m. Eastern Time and following the instructions;

     c. By fax (not available for all shareholders; refer to enclosed proxy insert); or

     d.  In person at the Meetings.

     Shareholders who owned shares on the record date, September 29, 2000, are entitled to vote at the Meetings. Shareholders of the Value Fund and the All-Star Fund are entitled to cast one vote for each share owned on the record date. Shareholders of the Stein Roe Fund are entitled to cast a number of votes equal to the dollar net asset value of shares owned as of the record date. The net asset value on the record date of a Class A, B, C, S and Z share of the Stein Roe Fund was $27.44, $27.29, $27.29, $27.43 and $27.44, respectively. If you choose to vote by mail or by fax, and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer's name must exactly match the name that appears on the card.

     Costs. The estimated costs of the Meetings, including the costs of soliciting proxies, and the costs of the Acquisitions to be borne by the Stein Roe Fund, the Value Fund, the All-Star Fund and the Growth & Income Fund are approximately $29,000, $26,000, $25,000 and $18,000, respectively. Liberty Financial is also bearing a portion of such costs. This portion to be borne by Liberty Financial is in addition to the amounts to be borne by the Funds.

     Voting and Tabulation of Proxies. Shares represented by duly executed proxies will be voted as instructed on the proxy card. If no instructions are given, the proxy will be voted in favor of each Proposal. You can revoke your proxy by sending a signed, written letter of revocation to the Secretary of your Fund, by properly executing and submitting a later-dated proxy or by attending the Meetings and voting in person.

     Votes cast in person or by proxy at the Meetings will be counted by persons appointed by each Acquired Fund as tellers for the Meetings (the "Tellers"). Thirty percent (30%) of the shares of each of the Stein Roe Fund, the Value Fund and the All-Star Fund outstanding on the record date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the respective Funds at the Meetings. Shareholders of the Stein Roe Fund vote together with the shareholders of the other series of the Stein Roe Trust for the election of Trustees of the Stein Roe Trust; thirty percent (30%) of the outstanding shares of the Stein Roe Trust constitutes a quorum for voting on the election of Trustees. Shareholders of the Stein Roe Fund vote together with the other shareholders of the Master Fund and with the shareholders of the feeder funds of the other master funds which are series of the Base Trust for the election of Trustees of the Base Trust; thirty percent (30%) of the outstanding shares of the Base Trust constitutes a quorum for voting on the election of Trustees. Shareholders of the Value Fund vote together with the shareholders of the other series of Trust VI for the election of Trustees of Trust VI; thirty percent (30%) of the outstanding shares of Trust VI constitutes a quorum for voting on the election of Trustees. In determining whether a quorum is present, the Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" as shares that are present and entitled to vote. Since these shares will be counted as present, but not as voting in favor of any proposal, these shares will have the same effect as if they cast votes against Proposals 1, 2 and 3 and will have no effect on the outcome of Proposals 4 and 5. "Broker non-votes" are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

     Advisors', Underwriter's and Administrator's Addresses. The address of Colonial Management Associates, Inc., the investment advisor of the Value Fund and the Growth & Income Fund and the administrator of the Stein Roe Fund and the All-Star Fund, is One Financial Center, Boston, Massachusetts 02111-2621. The address of the Stein Roe Fund's investment advisor, Stein Roe & Farnham Incorporated, is One South

Wacker Drive, Chicago, Illinois 60606. The address of the All-Star Fund's investment advisor, Liberty Asset Management Company, is Federal Reserve Plaza, 600 Atlantic Avenue, Boston, Massachusetts 02110-2621. The address of each Fund's principal underwriter, Liberty Funds Distributor, Inc., is One Financial Center, Boston, Massachusetts 02111-2621.

     Information About Liberty Financial. On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     Outstanding Shares and Significant Shareholders. Appendix B to this Prospectus/Proxy Statement lists for the Stein Roe Fund and the Stein Roe Trust and the Base Trust, the Value Fund and the Growth & Income Fund and Trust VI, and the All-Star Fund and Trust IX the total number of shares outstanding as of September 29, 2000 for each class of the shares of each such Fund and Trust entitled to vote at the Meetings. It also lists for the Growth & Income Fund the total number of shares outstanding as of September 29, 2000 for each class of the Fund's shares. It also identifies holders of more than 5% or 25% of any class of shares of each Fund, and contains information about the executive officers and Trustees of the Trusts and their shareholdings in the Funds and Trusts.

     Adjournments; Other Business. If an Acquired Fund or the Trust of which it is a series, as applicable, has not received enough votes by the time of the Meetings to approve any Proposal, the persons named as proxies may propose that such Meetings be adjourned one or more times to permit further solicitation of proxies. Any adjournment requires the affirmative vote of a majority of the total number of shares of such Acquired Fund or Trust, as applicable, that are present in person or by proxy on the question when the adjournment is being voted on. The persons named as proxies will vote in favor of any such adjournment all proxies that they are entitled to vote in favor of the relevant Proposal (or in favor of any nominee, in the case of Proposals 4 and 5). They will vote against any such adjournment any proxy that directs them to vote against the Proposal (or against all nominees, in the case of Proposals 4 and 5). They will not vote any proxy that directs them to abstain from voting on the Proposal in question.

     The Meetings have been called to transact any business that properly comes before them. The only business that management of each Acquired Fund intends to present or knows that others will present is Proposals 1 through 5. If any other matters properly come before the Meetings, and on all matters incidental to the conduct of the Meetings, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of the relevant Acquired Fund has previously received written contrary instructions from the shareholder entitled to vote the shares.

     Shareholder Proposals at Future Meetings. The Stein Roe Trust, the Base Trust, Trust VI and Trust IX do not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Funds or the Trusts must be received by the relevant Fund or Trust in writing a reasonable amount of time before the Trust solicits proxies for that meeting in order to be considered for inclusion in the proxy materials for that meeting. Shareholder proposals should be sent to your Fund, care of the relevant Trust, Attention: Secretary, One Financial Center, Boston, Massachusetts 02111-2621.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of October 26, 2000 is by and among [Name of Acquired Fund Trust] (the "Trust"), a Massachusetts business trust established under a Declaration of Trust dated __________, as amended, on behalf of [Name of Acquired Fund] (the "Acquired Fund"), a series of the Trust, Liberty Funds Trust VI (the "Acquiring Trust"), a Massachusetts business trust established under a Declaration of Trust dated January 3, 1992, as amended, on behalf of Liberty Growth & Income Fund (the "Acquiring Fund"), a series of the Acquiring Trust, and Liberty Financial Companies, Inc.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for [Class A, B, C, Z and S] shares of beneficial interest of the Acquiring Fund ("Acquiring Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund (other than certain expenses of the reorganization contemplated hereby) and the distribution of such Acquiring Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUIRING SHARES AND LIQUIDATION OF ACQUIRED FUND.

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

        (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2.;

        (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"), except that expenses of reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5 and 9.2 shall not be assumed or paid by the Acquiring Fund; and

        (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquiring Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Share, computed in the manner and as of the time and date set forth in paragraph 2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph
         3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

     1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquiring Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the

         Acquiring Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of Acquiring Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquiring Shares in connection with such exchange.

     1.4 With respect to Acquiring Shares distributable pursuant to paragraph
         1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Acquiring Trust will not permit such shareholder to receive Acquiring Share certificates therefor, exchange such Acquiring Shares for shares of other investment companies, effect an account transfer of such Acquiring Shares, or pledge or redeem such Acquiring Shares until the Acquiring Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

     1.5 [RESERVED]

     1.6 As promptly as possible after the Closing Date, the Acquired Fund shall be terminated pursuant to the provisions of the laws of the Commonwealth of Massachusetts, and, after the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2. VALUATION.

     2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or statement of additional information of the Acquiring Fund, after deduction for the expenses of the reorganization contemplated hereby to be paid by the Acquired Fund pursuant to paragraphs 1.5, and shall be certified by the Acquired Fund.

     2.2 For the purpose of paragraph 2.1, the net asset value of an Acquiring Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Declaration of Trust of the Acquiring Trust and the then current prospectus or prospectuses and the statement or statements of additional information of the Acquiring Fund (collectively, as from time to time amended and supplemented, the "Acquiring Fund Prospectus").

3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be on January 29, 2001, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at the offices of Colonial Management Associates, Inc., One Financial Center, Boston, Massachusetts 02111, or at such other time and/or place as the parties may agree.

     3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to The Chase Manhattan Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4 or Rule 17f-5, as the case may be, under the Investment Company Act of 1940 (the "1940 Act") and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "The Chase Manhattan Bank, custodian for Acquiring Fund."

     3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Agreement may be terminated by either of the Trust or the Acquiring Trust upon the giving of written notice to the other party.

     3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Secretary or Assistant Secretary of the Trust. The Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquiring Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquiring Shares have been credited pro rata to open accounts in the names of the Acquired Fund shareholders as provided in paragraph 1.3.

     3.5 At the Closing each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

4. REPRESENTATIONS AND WARRANTIES.

     4.1 The Trust, on behalf of the Acquired Fund, represents and warrants the following to the Acquiring Trust and to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

        (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

        (b) The Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Trust and the 1940 Act;

        (c) The Trust is not in violation in any material respect of any provision of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party or by which the Acquired Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

        (d) The Trust has no material contracts or other commitments (other than this Agreement and such other contracts as may be entered into in the ordinary course of its business) which if terminated may result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund;

        (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquired Fund, any of its properties or assets, or any person whom the Acquired Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

        (f) The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments as at and for the two years ended
             [               , ____] of the Acquired Fund, audited by
             [PricewaterhouseCoopers LLP/Arthur Andersen] [and the statement of assets, the statement of changes in net assets and the schedule of investments for the six months ended ____________, 2000,], copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since ____________, 2000;

        (g) Since __________, 2000, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness, except as disclosed in writing to the Acquiring Fund. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

        (h) By the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (i) For all taxable years and all applicable quarters of such years from the date of its inception, the Acquired Fund has met the requirements of subchapter M of the Code, for treatment as a "regulated investment company" within the meaning of Section 851 of the Code. Neither the Trust nor the Acquired Fund has at any time since its inception been liable for nor is now liable for any material excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has duly filed all federal, state, local and foreign tax returns which are required to have been filed, and all taxes of the Acquired Fund which are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect. The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder;

         (j) The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest with no par value, of multiple series and classes. All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and (except as set forth in the Acquired Fund's then current prospectus or prospectuses and statement or statements of additional information (collectively, as amended or supplemented from time to time, the "Acquired Fund Prospectus")), non-assessable by the Acquired Fund and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest of the Acquired Fund are outstanding and none will be outstanding on the Closing Date (except that Class B shares of the Acquired Fund convert automatically into Class A shares, as set forth in the Acquired Fund Prospectus);

         (k) The Acquired Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time, except as previously disclosed in writing to the Acquiring Fund;

         (l) The execution, delivery and performance of this Agreement has been duly authorized by the Trustees of the Trust, and, upon approval thereof by the required majority of the shareholders of the Acquired Fund, this Agreement will constitute the valid and binding obligation of the Acquired Fund enforceable in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

         (m) The Acquiring Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.3;

         (n) The information provided by the Acquired Fund for use in the Registration Statement and Proxy Statement referred to in paragraph
             5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto;

         (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

         (p) At the Closing Date, the Trust, on behalf of the Acquired Fund, will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof, except as previously disclosed to the Acquiring Fund. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of __________, 2000 referred to in Section 4.1(f) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions through the Closing Date;

         (q) At the Closing Date, the Acquired Fund will have sold such of its assets, if any, as are necessary to assure that, after giving effect to the acquisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Section 5(b)(1) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the Acquiring Fund Prospectus, as amended through the Closing Date; and

         (r) No registration of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed by the Acquired Fund to the Acquiring Fund.

     4.2 The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants the following to the Trust and to the Acquired Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing
         Date:

         (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of The Commonwealth of Massachusetts;

         (b) The Acquiring Trust is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the Declaration of Trust of the Acquiring Trust and the 1940 Act;

         (c) The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Securities and Exchange Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and there are no material contracts to which the Acquiring Fund is a party that are not referred to in such Prospectus or in the registration statement of which it is a part;

         (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

         (e) The Acquiring Trust is not in violation in any material respect of any provisions of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

         (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated hereby;

         (g) The statement of assets, the statement of operations, the statement of changes in assets and the schedule of investments as at and for the two years ended June 30, 2000 of the Acquiring Fund, audited by PricewaterhouseCoopers LLP, copies of which have been furnished to the Acquired Fund, fairly reflect the financial condition and results of operations of the Acquiring Fund as of such dates and the results of its operations for the periods then ended in accordance with generally accepted accounting principles consistently applied, and the Acquiring Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets referred to above or those incurred in the ordinary course of its business since January 30, 2000;

         (h) Since January 30, 2000, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness. For the purposes of this subparagraph (h), changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

         (i) By the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date (giving effect to extensions) shall have been filed, and all federal and other taxes shown to be due on said returns and reports shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (j) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company;

         (k) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees may authorize from time to time. The outstanding shares of beneficial interest in the Acquiring Fund are, and at the Closing Date will be, divided into Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares each having the characteristics described in the Acquiring Fund Prospectus. All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. Except for Class B shares which convert to Class A shares after the expiration of a period of time, no options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of beneficial interest in the Acquiring Fund of any class are outstanding and none will be outstanding on the Closing Date;

         (l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus and statement of additional information as in effect from time to time;

         (m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust, and this Agreement constitutes the valid and binding obligation of the Acquiring Trust and the Acquiring Fund enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

         (n) The Acquiring Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued [Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares] of beneficial interest in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Trust, and no shareholder of the Acquiring Trust will have any preemptive right of subscription or purchase in respect thereof;

         (o) The information to be furnished by the Acquiring Fund for use in the Registration Statement and Proxy Statement referred to in paragraph 5.3 shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations applicable thereto; and

         (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under 1933 Act, the 1934 Act, the 1940 Act and state insurance, securities or "Blue Sky" laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

5. COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

     The Acquiring Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, each hereby covenants and agrees with the other as follows:

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

     5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

     5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Acquiring Trust will prepare and file for the registration under the 1933 Act of the Acquiring Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act.

     5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

     5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

     5.6 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

     5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     6.1 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

     6.2 The Trust shall have received a favorable opinion from Ropes & Gray, counsel to the Acquiring Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

        (a) The Acquiring Trust is a business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust and By-laws of the Acquiring Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Prospectus and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities; (d) the Acquiring Shares to be issued for transfer to the shareholders of the Acquired Fund as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable [Class A shares, Class B shares, Class C shares, Class Z shares and Class S shares] of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof; (e) the execution and delivery of this Agreement did not, and the performance by the Acquiring Trust and the Acquiring Fund of their respective obligations hereunder will not, violate the Acquiring Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Trust or the Acquiring Fund is a party or by which either of them is bound; (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust or the Acquiring Fund of the transactions contemplated by this Agreement except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (g) except as previously disclosed, pursuant to section 4.2(f) above, such counsel does not know of any legal or governmental proceedings relating to the Acquiring Trust or the Acquiring Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;
            (h) the Acquiring Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and
            (i) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Trust or the Acquiring Fund or any of their properties or assets and neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

     7.1 The Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Trust and dated the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Trust and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

     7.2 The Acquiring Trust shall have received a favorable opinion from [Ropes & Gray/Bell, Boyd & Lloyd LLC/Bingham Dana LLP], counsel to the Trust, dated the Closing Date and in a form satisfactory to the Acquiring Trust, to the following effect:

        (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has corporate power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Declaration of Trust of the Trust; (b) this Agreement has been duly authorized, executed and delivered on behalf of the Acquired Fund and, assuming the Proxy Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is the valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles; (c) the Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund; (d) the execution and delivery of this Agreement did not, and the performance by the Trust and the Acquired Fund of their respective obligations hereunder will not, violate the Trust's Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which either of them is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which either of them is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or "Blue Sky" laws or such as have been obtained; (f) such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Prospectus referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required; (g) the Trust is registered with the Securities and Exchange Commission as an investment company under the 1940 Act; and (h) to the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

     7.3 [RESERVED]

     7.4 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income for its taxable years ending on or after __________, 2000 and on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gains realized in each of its taxable years ending on or after __________, 2000 and on or prior to the Closing Date.

     7.5 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement.

     7.6 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     The respective obligations of the Trust and the Acquiring Trust hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the vote of the required majority of the holders of the outstanding shares of the Acquired Fund of record on the record date for the meeting of its shareholders referred to in paragraph 5.2.

     8.2 On the Closing Date no action, suit or other preceding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

     8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Trust or the Acquiring Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

     8.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Trust shall have received a favorable opinion of Ropes & Gray satisfactory to the Trust and the Acquiring Trust shall have received a favorable opinion of [Ropes & Gray/Bell, Boyd & Lloyd LLC] satisfactory to the Acquiring Trust, each substantially to the effect that, for federal income tax purposes:

        (a) The acquisition by the Acquiring Fund of the assets of the Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquiring Shares, followed by the distribution by the Acquired Fund of such the Acquiring Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

        (b) No gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Shares or (ii) upon the distribution of the

            Acquiring Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

        (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquiring Shares as contemplated in paragraph 1 hereof;

        (d) The tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer, and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund;

        (e) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of their shares of the Acquired Fund for the Acquiring Shares;

        (f) The tax basis of the Acquiring Shares to be received by each shareholder of the Acquired Fund will be the same in the aggregate as the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefor;

        (g) The holding period of the Acquiring Shares to be received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefor were held by such shareholder, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

        (h) The Acquiring Fund will succeed to and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

     8.6 At any time prior to the Closing, any of the foregoing conditions of this Agreement may be waived jointly by the Board of Trustees of the Trust and the Board of Trustees of the Acquiring Trust if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

9. BROKERAGE FEES AND EXPENSES.

     9.1 The Trust, on behalf of the Acquired Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquiring Shares. All of the other out-of-pocket expenses (other than tabulation costs which will be borne in their entirety by Liberty Financial) of the transactions contemplated by this Agreement shall be borne as follows: (a) as to expenses allocable to the Trust, on behalf of the Acquired Fund, [fifty percent (50%) for Liberty Value Fund and Liberty All-Star Growth & Income Fund/twenty-five percent (25%) for Liberty Value Opportunities Fund] of such expenses shall be borne by the Trust, on behalf of the Acquired Fund, and [fifty percent (50%) for Liberty Value Fund and Liberty All-Star Growth & Income Fund/ seventy-five percent (75%) for Liberty Value Opportunities Fund] of such expenses shall be borne by Liberty Financial; and (b) as to expenses allocable to the Acquiring Trust, on behalf of the Acquiring Fund, twenty-five percent (25%) of such expenses shall be borne by the Acquiring Trust, on behalf of the Acquiring Fund, and seventy-five percent (75%) of such expenses shall be borne by Liberty Financial. The foregoing sentence shall be subject, however, to any undertaking by Liberty Financial to Liberty Funds Trust I, II, III, IV, V, VI, VII and IX (or any of their series) (collectively, the "Liberty Trusts") to limit the aggregate expenses (other than fees paid to governmental authorities for the registration or qualification of shares of the Liberty Trusts) of the transactions contemplated by this Agreement and other transactions involving the Liberty Trusts.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

     10.1 The Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 1.1, 1.3, 1.5, 1.6, 5.4, 9, 10, 13 and 14.

11. TERMINATION.

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Trust. In addition, either the Acquiring Trust or the Trust may at its option terminate this Agreement at or prior to the Closing Date because:

        (a) Of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

        (b) A condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

        (c) If the transactions contemplated by this Agreement have not been substantially completed by May 31, 2001 this Agreement shall automatically terminate on that date unless a later date is agreed to by both the Trust and the Acquiring Trust.

     11.2 If for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation consequential damages.

12. AMENDMENTS.

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust on behalf of the Acquired Fund and the Acquiring Trust on behalf of the Acquiring Fund; provided, however, that following the shareholders' meeting called by the Acquired Fund pursuant to paragraph 5.2 no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Shares to be issued to shareholders of the Acquired Fund under this Agreement to the detriment of such shareholders without their further approval.

13. NOTICES.

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to: Liberty Funds Trust VI, One Financial Center, Boston, Massachusetts 02111, Attention: Secretary or to [Name and Address of Trust], Attention: Secretary.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT NON-RECOURSE.

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the domestic substantive laws of The Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 A copy of the Declaration of Trust of the Trust and the Declaration of Trust of the Acquiring Trust are each on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of either the Trust or the Acquiring Trust shall have any personal liability under this Agreement, and that this Agreement is binding only upon the assets and properties of the Acquired Fund and the Acquiring Fund.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as a sealed instrument by its President or Vice President and its corporate seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                          [ACQUIRED FUND TRUST],
                                          on behalf of [Name of Acquired Fund]

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

---------------------------------------------------------

Name:
-------------------------------------------------

Title:
-------------------------------------------------

                                          LIBERTY FUNDS TRUST VI,
                                          on behalf of Liberty Growth & Income
                                          Fund

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

---------------------------------------------------------

Name:
-------------------------------------------------

Title:
-------------------------------------------------

                                          Solely for purposes of Section 9.2
                                          of the Agreement:

                                          LIBERTY FINANCIAL COMPANIES, INC.

                                          By:
                                            ------------------------------------

                                          Name:
                                          --------------------------------------

                                          Title:
                                          --------------------------------------

ATTEST:

---------------------------------------------------------

Name:
-------------------------------------------------

Title:
-------------------------------------------------

                                                                      APPENDIX B

                                FUND INFORMATION

SHARES OUTSTANDING AND ENTITLED TO VOTE OF THE STEIN ROE FUND AND THE STEIN ROE TRUST AND THE BASE TRUST, THE VALUE FUND AND TRUST VI, AND THE ALL-STAR FUND AND TRUST IX, AND SHARES OUTSTANDING OF THE GROWTH & INCOME FUND

     For each class of each Acquired Fund's shares and each Trust's shares entitled to vote at the Meetings, and for each class of the Growth & Income Fund's shares, the number of shares outstanding as of September 29, 2000 was as follows:

                                               NUMBER OF SHARES OUTSTANDING
FUND OR TRUST                         CLASS        AND ENTITLED TO VOTE
-------------                         -----    ----------------------------
STEIN ROE FUND......................    A                    14,114
                                        B                    64,928
                                        C                     3,876
                                        S                11,075,265
                                        Z                        38

STEIN ROE TRUST.....................                    130,357,064

BASE TRUST..........................                  1,248,501,499

VALUE FUND..........................    A                   912,113
                                        B                 1,702,865
                                        C                   176,789
                                        Z                 1,190,367

TRUST VI............................                     72,651,978

ALL-STAR FUND.......................    A                   375,651
                                        B                 1,499,158
                                        C                   390,487
                                        Z                   199,907

TRUST IX............................                      2,465,202

GROWTH & INCOME FUND................    A                15,676,399
                                        B                38,455,710
                                        C                 1,403,148
                                        S                         0
                                        Z                        52

OWNERSHIP OF SHARES

     As of September 29, 2000, each Trust believes that the Trustees and officers of the respective Trusts, as a group, owned less than one percent of each class of shares of each Fund and of each Trust as a whole. As of

September 29, 2000, the following shareholders of record owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund:

                                                                   NUMBER OF    PERCENTAGE OF
                                                                  OUTSTANDING    OUTSTANDING
                                                                    SHARES         SHARES
                                                                   OF CLASS       OF CLASS
FUND AND CLASS                NAME AND ADDRESS OF SHAREHOLDER        OWNED          OWNED
--------------                -------------------------------     -----------   -------------
STEIN ROE FUND
CLASS A...................  Merrill Lynch Pierce Fenner & Smith     1,969.582       13.95%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

                            Ricky E. Theobold TOD                   2,581.844       18.29%
                            Jennifer L. Theobold
                            Subject to STA TOD Rules
                            4141 Sweeney Lane
                            Hillsboro, OH 45133

                            Investors Bank & Trust Co.                940.557        6.66%
                            Custodian
                            Thomas Hunt Terry III IRA
                            153 Red Oak
                            Seguin, TX 78155-7411

                            Leonard J. Rickelman                      810.458        5.74%
                            Bernice C. Rickelman
                            Leonard & Bernice Rickleman Rev
                            Trust U/A 3/19/1993
                            1365 250th Avenue
                            West Point, IA 52656-9218

                            Virginia M. Ladd                        1,194.659        8.46%
                            4036 Baronne Way
                            Memphis, TN 38117-2908

CLASS B...................  Merrill Lynch Pierce Fenner & Smith     5,354.224        8.25%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

                            AG Edwards & Sons Inc. Custodian        4,208.596        6.48%
                            P.O. Box 360
                            West Point, NY 10997

CLASS C...................  Ann M. Cochran                            884.630       22.82%
                            P.O. Box 666
                            Fillmore, CA 93016-0666

                            Raymond James & Assoc., Inc. CSDN         366.647        9.45%
                            6145 Cumberland Ct.
                            Mentor, OH 44060

                                                                   NUMBER OF    PERCENTAGE OF
                                                                  OUTSTANDING    OUTSTANDING
                                                                    SHARES         SHARES
                                                                   OF CLASS       OF CLASS
FUND AND CLASS                NAME AND ADDRESS OF SHAREHOLDER        OWNED          OWNED
--------------                -------------------------------     -----------   -------------
CLASS Z...................  Colonial Management Associates, Inc.       37.546      100.00%
                            Attn: Finance Department
                            One Financial Center
                            Boston, MA 02111-2621

VALUE FUND
CLASS A...................  Keyport Life Insurance Company        353,105.445       38.71%
                            c/o Chris Westfall
                            125 High Street
                            Boston, MA 02111

                            Merrill Lynch Pierce Fenner & Smith    66,689.040        7.31%
                            4800 Deer Lake Drive E. 3rd Floor
                            Jacksonville, FL 32246

CLASS B...................  Merrill Lynch Pierce Fenner & Smith   127,630.269        7.50%
                            4800 Deer Lake Drive E. 3rd Floor
                            Jacksonville, FL 32246

CLASS C...................  Keyport Life Insurance Company         34,228.114       19.36%
                            c/o Chris Westfall
                            125 High Street
                            Boston, MA 02111

                            Merrill Lynch Pierce Fenner & Smith    16,528.538        9.35%
                            4800 Deer Lake Drive E. 3rd Floor
                            Jacksonville, FL 32246

CLASS Z...................  Colonial Counselor Growth Portfolio   709,862.779       59.63%
                            c/o Christie McCullough
                            245 Summer Street
                            Boston, MA 02111

                            Colonial Counselor                    450,511.620       37.85%
                            Balanced Portfolio
                            c/o Christie McCullough
                            245 Summer Street
                            Boston, MA 02111

ALL-STAR FUND
CLASS A...................  Peter Stovall Cook Trustee             20,621.624        5.49%
                            Peter Stovall Cook Living Trust
                            U/A 01/21/1999
                            1763 Las Gallinas
                            San Rafael, CA 94903

                            Rodney G. Island                       30,239.074        8.05%
                            P.O. Box 528
                            Redwood Valley, CA 95470

                                                                   NUMBER OF    PERCENTAGE OF
                                                                  OUTSTANDING    OUTSTANDING
                                                                    SHARES         SHARES
                                                                   OF CLASS       OF CLASS
FUND AND CLASS                NAME AND ADDRESS OF SHAREHOLDER        OWNED          OWNED
--------------                -------------------------------     -----------   -------------
CLASS C...................  Russell J. Ohlson Trustee              47,125.353       12.07%
                            The Russell J. Ohlson Trust
                            U/A 1/28/1994
                            P.O. Box 806
                            Bodega Bay, CA 94923

                            RGB Display Corp                       40,270.079       10.31%
                            22525 Kingston Lane
                            Grass Valley, CA 95949

CLASS Z...................  Liberty Asset Management Company      199,906.542      100.00%
                            Attn: Michael Santilli
                            600 Atlantic Avenue
                            Boston, MA 02210
GROWTH & INCOME FUND
CLASS C...................  Merrill Lynch Pierce Fenner & Smith    91,069.436        6.49%
                            For the Sole Benefit of its
                            Customers
                            Attn: Fund Administration #970X8
                            4800 Deer Lake Drive E. 2nd Floor
                            Jacksonville, FL 32246-6484

                            Banc One Securities Corp               93,538.117        6.67%
                            FBO The One Select Portfolio
                            733 Greencrest Drive
                            Westerville, OH 43081

CLASS Z...................  Colonial Management Associates, Inc.       52.015      100.00%
                            Attn: Finance Department
                            One Financial Center
                            Boston, MA 02111-2621

OWNERSHIP OF SHARES UPON CONSUMMATION OF ACQUISITION

     As of September 29, 2000, the shareholders of record that owned 5% or more of the outstanding shares of the noted class of shares of the noted Fund would own the following percentage of the Growth & Income Fund upon consummation of the Acquisition:

                                                                         PERCENTAGE OF
                                                                       OUTSTANDING SHARES
                                                                      OF CLASS OWNED UPON
                                                                        CONSUMMATION OF
FUND AND CLASS                    NAME AND ADDRESS OF SHAREHOLDER         ACQUISITION
--------------                    -------------------------------     --------------------
STEIN ROE FUND
CLASS A.......................  Merrill Lynch Pierce Fenner & Smith           0.02%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

                                Ricky E. Theobold TOD                         0.02%
                                Jennifer L. Theobold
                                Subject to STA TOD Rules
                                4141 Sweeney Lane
                                Hillsboro, OH 45133

                                Investors Bank & Trust Co.                    0.01%
                                Custodian
                                Thomas Hunt Terry III IRA
                                153 Red Oak
                                Seguin, TX 78155-7411

                                Leonard J. Rickelman                          0.01%
                                Bernice C. Rickelman
                                Leonard & Bernice Rickleman Rev
                                Trust U/A 3/19/1993
                                1365 250th Avenue
                                West Point, IA 52656-9218

                                Virginia M. Ladd                              0.01%
                                4036 Baronne Way
                                Memphis, TN 38117-2908

CLASS B.......................  Merrill Lynch Pierce Fenner & Smith           0.02%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

                                AG Edwards & Sons Inc. Custodian              0.01%
                                P.O. Box 360
                                West Point, NY 10997

CLASS C.......................  Ann M. Cochran                                0.07%
                                P.O. Box 666
                                Fillmore, CA 93016-0666

                                Raymond James & Assoc., Inc. CSDN             0.03%
                                6145 Cumberland Ct.
                                Mentor, OH 44060

                                                                         PERCENTAGE OF
                                                                       OUTSTANDING SHARES
                                                                      OF CLASS OWNED UPON
                                                                        CONSUMMATION OF
FUND AND CLASS                    NAME AND ADDRESS OF SHAREHOLDER         ACQUISITION
--------------                    -------------------------------     --------------------
CLASS Z.......................  Colonial Management Associates, Inc.          0.01%
                                Attn: Finance Department
                                One Financial Center
                                Boston, MA 02111-2621

VALUE FUND
CLASS A.......................  Keyport Life Insurance Company                1.30%
                                c/o Chris Westfall
                                125 High Street
                                Boston, MA 02111

                                Merrill Lynch Pierce Fenner & Smith           0.24%
                                4800 Deer Lake Drive E. 3rd Floor
                                Jacksonville, FL 32246

CLASS B.......................  Merrill Lynch Pierce Fenner & Smith           0.18%
                                4800 Deer Lake Drive E. 3rd Floor
                                Jacksonville, FL 32246

CLASS C.......................  Keyport Life Insurance Company                1.13%
                                c/o Chris Westfall
                                125 High Street
                                Boston, MA 02111

                                Merrill Lynch Pierce Fenner & Smith           0.54%
                                4800 Deer Lake Drive E. 3rd Floor
                                Jacksonville, FL 32246

CLASS Z.......................  Colonial Counselor Growth Portfolio          50.98%
                                c/o Christie McCullough
                                245 Summer Street
                                Boston, MA 02111

                                Colonial Counselor                           32.35%
                                Balanced Portfolio
                                c/o Christie McCullough
                                245 Summer Street
                                Boston, MA 02111

ALL-STAR FUND
CLASS A.......................  Peter Stovall Cook Trustee                    0.08%
                                Peter Stovall Cook Living Trust
                                U/A 01/21/1999
                                1763 Las Gallinas
                                San Rafael, CA 94903

                                Rodney G. Island                              0.11%
                                P.O. Box 528
                                Redwood Valley, CA 95470

                                                                         PERCENTAGE OF
                                                                       OUTSTANDING SHARES
                                                                      OF CLASS OWNED UPON
                                                                        CONSUMMATION OF
FUND AND CLASS                    NAME AND ADDRESS OF SHAREHOLDER         ACQUISITION
--------------                    -------------------------------     --------------------
CLASS C.......................  Russell J. Ohlson Trustee                     1.56%
                                The Russell J. Ohlson Trust
                                U/A 1/28/1994
                                P.O. Box 806
                                Bodega Bay, CA 94923

                                RGB Display Corp                              1.33%
                                22525 Kingston Lane
                                Grass Valley, CA 95949

CLASS Z.......................  Liberty Asset Management Company             14.58%
                                Attn: Michael Santilli
                                600 Atlantic Avenue
                                Boston, MA 02210

GROWTH & INCOME FUND
CLASS C.......................  Merrill Lynch Pierce Fenner & Smith           5.04%
                                For the Sole Benefit of its
                                Customers
                                Attn: Fund Administration #970X8
                                4800 Deer Lake Drive E. 2nd Floor
                                Jacksonville, FL 32246-6484

                                Banc One Securities Corp.                     5.17%
                                FBO The One Select Portfolio
                                733 Greencrest Drive
                                Westerville, OH 43081

CLASS Z.......................  Colonial Management Associates, Inc.          0.01%
                                Attn: Finance Department
                                One Financial Center
                                Boston, MA 02111-2621

INFORMATION CONCERNING EXECUTIVE OFFICERS

     The following table sets forth certain information about the executive officers of each Fund:

                                                                                     YEAR OF
EXECUTIVE OFFICER                                                                  ELECTION AS
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*       EXECUTIVE OFFICER
-----------------                        --------------------------------       -----------------
Stephen E. Gibson....................  President of the Stein Roe Mutual               1998
(46)                                   Funds since November 1999; President
                                       of the Liberty Mutual Funds since
                                       June 1998; Chairman of the Board
                                       since July 1998, Chief Executive
                                       Officer and President since December
                                       1996, and Director since July 1996 of
                                       Colonial (formerly Executive Vice
                                       President of Colonial from July 1996
                                       to December 1996); Chairman of the
                                       Board, Director, Chief Executive
                                       Officer and President of Liberty
                                       Funds Group LLC ("LFG") since
                                       December 1998 (formerly Director,
                                       Chief Executive Officer and President
                                       of The Colonial Group, Inc. from
                                       December 1996 to December 1998);
                                       Director since September 2000,
                                       President since January 2000, and
                                       Vice Chairman since August 1998 of
                                       Stein Roe (formerly Assistant
                                       Chairman and Executive Vice President
                                       of Stein Roe from August 1998 to
                                       January 2000). (Formerly Managing
                                       Director of Marketing of Putnam
                                       Investments (investment advisor) from
                                       June 1992 to July 1996.)

William J. Ballou....................  Assistant Secretary of the Stein Roe            2000
(35)                                   Mutual Funds since May 2000;
                                       Secretary of the Liberty Mutual Funds
                                       since October 2000 (formerly
                                       Assistant Secretary of the Liberty
                                       Mutual Funds from October 1997 to
                                       October 2000); Vice President,
                                       Assistant Secretary and Counsel of
                                       Colonial since October 1997; Vice
                                       President and Counsel since April
                                       2000, and Assistant Secretary since
                                       December 1998 of LFG; Associate
                                       Counsel, Massachusetts Financial
                                       Services Company (financial services
                                       provider) prior thereto.

                                                                                     YEAR OF
EXECUTIVE OFFICER                                                                  ELECTION AS
NAME & AGE                               OFFICE AND PRINCIPAL OCCUPATION*       EXECUTIVE OFFICER
-----------------                        --------------------------------       -----------------
Kevin M. Carome......................  Executive Vice President of the                 1999
(44)                                   Liberty Mutual Funds since October
                                       2000; Executive Vice President of the
                                       Stein Roe Mutual Funds since May 1999
                                       (formerly Vice President from April
                                       1998 to May 1999, Secretary from
                                       February 2000 to May 2000 and
                                       Assistant Secretary from April 1998
                                       to February 2000 of the Stein Roe
                                       Mutual Funds); Chief Legal Officer of
                                       Liberty Financial since August 2000;
                                       Senior Vice President, Legal, of LFG
                                       since January 1999; General Counsel
                                       and Secretary of Stein Roe since
                                       January 1998; Associate General
                                       Counsel and Vice President of Liberty
                                       Financial prior thereto.

     The following individuals are Executive Officers of the Stein Roe Mutual Funds only:

Loren A. Hansen......................  Executive Vice President of the Stein        1997
(52)                                   Roe Mutual Funds since November 1997;
                                       Executive Vice President, Stein Roe
                                       since December 1995; Senior Vice
                                       President, Colonial, since October
                                       1997; Senior Vice President, Northern
                                       Trust Company (banking) prior
                                       thereto.

William D. Andrews...................  Executive Vice President of the Stein        1997
(53)                                   Roe Mutual Funds since November 1997;
                                       Executive Vice President, Stein Roe
                                       since December 1995; Senior Vice
                                       President, Stein Roe prior thereto.

---------------
* Except as otherwise noted, each individual has held the office indicated or other offices in the same company for the last five years.

ADDITIONAL INFORMATION CONCERNING TRUSTEE COMPENSATION

     The current Board of Trustees of the Liberty Mutual Funds received the following compensation from the Value Fund and the Growth & Income Fund as of each such Fund's fiscal year end(1):

                                                                             GROWTH &
                                                              VALUE FUND    INCOME FUND
TRUSTEE                                                        6/30/00        6/30/00
-------                                                       ----------    -----------
Mr. Bleasdale...............................................     $700(2)      $5,278(3)
Ms. Collins.................................................      635          4,787
Mr. Grinnell................................................      661          4,989
Mr. Lowry...................................................      654          4,931
Mr. Macera..................................................      631          4,761
Mr. Mayer...................................................      661          4,989
Mr. Moody...................................................      666(4)       5,029(5)
Mr. Neuhauser...............................................      671          5,040
Mr. Stitzel.................................................      638          4,809
Ms. Verville................................................      630(6)       4,748(7)

     The current Board of Trustees of the Liberty Mutual Funds received the following compensation from the All-Star Fund as of the Fund's fiscal year end:

                                                              ALL-STAR FUND(8)
TRUSTEE                                                           12/31/99
-------                                                       ----------------
Mr. Grinnell................................................       $2,549
Mr. Lowry...................................................        2,549
Mr. Mayer...................................................        2,549
Mr. Neuhauser...............................................        2,549

     The following table sets forth the total compensation paid to each Trustee by the Liberty Mutual Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                       TOTAL COMPENSATION
-------                                                       ------------------
Mr. Bleasdale...............................................       $103,000(9)
Ms. Collins.................................................         96,000
Mr. Grinnell................................................        100,000
Mr. Lowry...................................................         97,000
Mr. Macera..................................................         95,000
Mr. Mayer...................................................        101,000
Mr. Moody...................................................         91,000(10)
Mr. Neuhauser...............................................        101,252
Mr. Stitzel.................................................         95,000
Ms. Verville................................................         96,000(11)

     For the calendar year ended December 31, 1999, certain of the Trustees received the following compensation in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund, the Liberty All-Star Growth Fund, Inc. and the Liberty Funds Trust IX (together, the "Liberty All-Star Funds"):

TRUSTEE                                                    TOTAL COMPENSATION(12)
-------                                                    ----------------------
Mr. Grinnell.............................................          25,000
Mr. Lowry................................................          25,000
Mr. Mayer................................................          25,000
Mr. Neuhauser............................................          25,000

     The current Board of Trustees of the Stein Roe Trust received the following compensation from the Stein Roe Fund as of the Fund's fiscal year end:

                                                              STEIN ROE FUND
TRUSTEE                                                          9/30/00
-------                                                       --------------
Mr. Bacon...................................................      $1,300
Mr. Boyd....................................................       1,400
Mr. Hacker..................................................       1,300
Ms. Kelly...................................................       1,300
Mr. Nelson..................................................       1,200
Mr. Theobald................................................       1,200

     The following table sets forth the total compensation paid to each Trustee by the Stein Roe Funds for the calendar year ended December 31, 1999.

TRUSTEE                                                    TOTAL COMPENSATION(13)
-------                                                    ----------------------
Mr. Bacon..............................................           $117,850
Mr. Boyd...............................................            104,100
Mr. Hacker.............................................             93,900
Ms. Kelly..............................................            103,400
Mr. Nelson.............................................            103,900
Mr. Theobald...........................................            103,400

---------------
 (1) The Liberty Mutual Funds do not currently provide pension or retirement plan benefits to the Trustees.

 (2) Includes $345 payable in later years as deferred compensation.

 (3) Includes $2,576 payable in later years as deferred compensation.

 (4) Total compensation of $666 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (5) Total compensation of $5,029 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (6) Total compensation of $630 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (7) Total compensation of $4,748 for the fiscal year ended June 30, 2000 will be payable in later years as deferred compensation.

 (8) Liberty Funds Trust IX, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc., each of which has the same Board of Trustees, pay aggregate Trustees' fees of $25,000 per annum, assuming a minimum of four meetings are held and attended, one-third of which is allocated among the three funds on a per fund basis and the remaining two-thirds of which is allocated based on net assets.

 (9) Includes $52,000 payable in later years as deferred compensation.

(10) Total compensation of $91,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(11) Total compensation of $96,000 for the calendar year ended December 31, 1999 will be payable in later years as deferred compensation.

(12) The Liberty All-Star Funds are advised by Liberty Asset Management Company ("LAMCO"). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial.

(13) At December 31, 1999, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of Stein Roe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

                                                                      APPENDIX C

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Stein Roe Fund, the Value Fund, the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of each Acquired Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                                                 GROWTH &
                                                                               GROWTH &                        INCOME FUND
                                 STEIN ROE        VALUE       ALL-STAR       INCOME FUND        PRO FORMA       PRO FORMA
                                    FUND          FUND          FUND       (ACQUIRING FUND)   ADJUSTMENTS(1)   COMBINED(2)
                                ------------   -----------   -----------   ----------------   --------------   ------------
Class A
Net asset value...............  $    259,166   $10,441,098   $ 4,299,897     $309,356,714      $   (14,658)    $324,342,217
Shares outstanding............         9,814       920,529       368,742       15,017,711         (571,614)      15,745,182
Net asset value per share.....  $      26.41   $     11.34   $     11.66     $      20.60                      $      20.60

Class B
Net asset value...............  $  1,269,238   $19,380,181   $16,346,839     $822,643,366      $   (38,567)    $859,601,057
Shares outstanding............        48,240     1,714,187     1,415,688       41,382,562       (1,318,981)      43,241,696
Net asset value per share.....  $      26.31   $     11.31   $     11.55     $      19.88                      $      19.88

Class C
Net asset value...............  $     75,057   $ 1,934,018   $ 4,524,072     $ 29,281,763      $    (5,636)    $ 35,809,274
Shares outstanding............         2,853       171,022       391,868        1,465,147         (239,131)       1,791,759
Net asset value per share.....  $      26.31   $     11.31   $     11.54     $      19.99                      $      19.99

Class Z
Net asset value...............  $      1,004   $13,687,128   $ 2,338,265     $      1,077      $   (10,056)    $ 16,017,418
Shares outstanding............            38     1,206,557       199,907               52         (633,197)         773,357
Net asset value per share.....  $      26.42   $     11.34   $     11.70     $      20.71                      $      20.71

Class S(3)
Net asset value...............  $306,223,844                                                   $   (29,316)    $306,194,528
Shares outstanding............    11,601,266                                                     3,182,499       14,783,765
Net asset value per share.....  $      26.40                                                                   $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $29,470, $26,420, $24,684 and $17,660 to be borne by the Stein Roe Fund, the Value Fund, the All-Star Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) Stein Roe Fund shares will be exchanged for new Class S shares of Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Stein Roe Fund, the Value Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of each Acquired Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                                                GROWTH &
                                                                              GROWTH &                        INCOME FUND
                                              STEIN ROE        VALUE        INCOME FUND        PRO FORMA       PRO FORMA
                                                 FUND          FUND       (ACQUIRING FUND)   ADJUSTMENTS(1)   COMBINED(2)
                                             ------------   -----------   ----------------   --------------   ------------
Class A
Net asset value............................  $    259,166   $10,441,098     $309,356,714       $  (10,800)    $320,046,178
Shares outstanding.........................         9,814       920,529       15,017,711         (411,423)      15,536,631
Net asset value per share..................  $      26.41   $     11.34     $      20.60                      $      20.60

Class B
Net asset value............................  $  1,269,238   $19,380,181     $822,643,366       $  (23,899)    $843,268,886
Shares outstanding.........................        48,240     1,714,187       41,382,562         (724,873)      42,420,116
Net asset value per share..................  $      26.31   $     11.31     $      19.88                      $      19.88

Class C
Net asset value............................  $     75,057   $ 1,934,018     $ 29,281,763       $   (1,577)    $ 31,289,261
Shares outstanding.........................         2,853       171,022        1,465,147          (73,428)       1,565,594
Net asset value per share..................  $      26.31   $     11.31     $      19.99                      $      19.99

Class Z
Net asset value............................  $      1,004   $13,687,128     $      1,077       $   (7,958)    $ 13,681,251
Shares outstanding.........................            38     1,206,557               52         (546,085)         660,562
Net asset value per share..................  $      26.42   $     11.34     $      20.71                      $      20.71

Class S(3)
Net asset value............................  $306,223,844                                      $  (29,316)    $306,194,528
Shares outstanding.........................    11,601,266                                       3,182,499       14,783,765
Net asset value per share..................  $      26.40                                                     $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $29,470, $26,420 and $17,660 to be borne by the Stein Roe Fund, the Value Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class S shares of the Growth & Income Fund outstanding. Stein Roe Fund shares will be exchanged for new Class S shares of Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Stein Roe Fund, the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of each Acquired Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                               GROWTH & INCOME
                                                           GROWTH & INCOME                          FUND
                               STEIN ROE      ALL-STAR           FUND           PRO FORMA         PRO FORMA
                                  FUND          FUND       (ACQUIRING FUND)   ADJUSTMENTS(1)     COMBINED(2)
                              ------------   -----------   ----------------   --------------   ---------------
Class A
Net asset value.............  $    259,166   $ 4,299,897     $309,356,714       $   (8,588)     $313,907,189
Shares outstanding..........         9,814       368,742       15,017,711         (157,653)       15,238,614
Net asset value per share...  $      26.41   $     11.66     $      20.60                       $      20.60

Class B
Net asset value.............  $  1,269,238   $16,346,839     $822,643,366       $  (27,300)     $840,232,143
Shares outstanding..........        48,240     1,415,688       41,382,562         (579,136)       42,267,354
Net asset value per share...  $      26.31   $     11.55     $      19.88                       $      19.88

Class C
Net asset value.............  $     75,057   $ 4,524,072     $ 29,281,763       $   (4,512)     $ 33,876,380
Shares outstanding..........         2,853       391,868        1,465,147         (164,824)        1,695,044
Net asset value per share...  $      26.31   $     11.54     $      19.99                       $      19.99

Class Z
Net asset value.............  $      1,004   $ 2,338,265     $      1,077       $   (2,098)     $  2,338,248
Shares outstanding..........            38       199,907               52          (87,101)          112,896
Net asset value per share...  $      26.42   $     11.70     $      20.71                       $      20.71

Class S(3)
Net asset value.............  $306,223,844                                      $  (29,316)     $306,194,528
Shares outstanding..........    11,601,266                                       3,182,499        14,783,765
Net asset value per share...  $      26.40                                                      $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $29,470, $24,684 and $17,660 to be borne by the Stein Roe Fund, the All-Star Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class S shares of the Growth & Income Fund outstanding. Stein Roe Fund shares will be exchanged for new Class S shares of Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Value Fund, the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of each Acquired Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                                GROWTH & INCOME
                                                           GROWTH & INCOME                           FUND
                                             ALL-STAR           FUND            PRO FORMA          PRO FORMA
                              VALUE FUND       FUND       (ACQUIRING FUND)    ADJUSTMENTS(1)      COMBINED(2)
                              -----------   -----------   -----------------   --------------   -----------------
Class A
Net asset value.............  $10,441,098   $ 4,299,897     $309,356,714       $   (14,633)      $324,083,076
Shares outstanding..........      920,529       368,742       15,017,711          (574,380)        15,732,602
Net asset value per share...  $     11.34   $     11.66     $      20.60                         $      20.60

Class B
Net asset value.............  $19,380,181   $16,346,839     $822,643,366           (38,446)      $858,331,940
Shares outstanding..........    1,714,187     1,415,688       41,382,562       $(1,334,584)        43,177,853
Net asset value per share...  $     11.31   $     11.55     $      19.88                         $      19.88

Class C
Net asset value.............  $ 1,934,018   $ 4,524,072     $ 29,281,763            (5,629)      $ 35,734,224
Shares outstanding..........      171,022       391,868        1,465,147       $  (240,034)         1,788,003
Net asset value per share...  $     11.31   $     11.54     $      19.99                         $      19.99

Class Z
Net asset value.............  $13,687,128   $ 2,338,265     $      1,077           (10,056)      $ 16,016,414
Shares outstanding..........    1,206,557       199,907               52       $  (633,207)           773,309
Net asset value per share...  $     11.34   $     11.70     $      20.71                         $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,420, $24,684 and $17,660 to be borne by the Value Fund, the All-Star Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisitions were consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of each Acquired Fund on the date the Acquisitions take place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Stein Roe Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Stein Roe Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                       GROWTH & INCOME
                                                 GROWTH & INCOME                            FUND
                                  STEIN ROE            FUND            PRO FORMA          PRO FORMA
                                     FUND        (ACQUIRING FUND)    ADJUSTMENTS(1)      COMBINED(2)
                                 ------------    ----------------    --------------    ---------------
Class A
Net asset value................  $    259,166      $309,356,714        $   (4,729)      $309,611,151
Shares outstanding.............         9,814        15,017,711             2,538         15,030,063
Net asset value per share......  $      26.41      $      20.60                         $      20.60
Class B
Net asset value................  $  1,269,238      $822,643,366        $  (12,632)      $823,899,972
Shares outstanding.............        48,240        41,382,562            14,973         41,445,775
Net asset value per share......  $      26.31      $      19.88                         $      19.88
Class C
Net asset value................  $     75,057      $ 29,281,763        $     (452)      $ 29,356,368
Shares outstanding.............         2,853         1,465,147               880          1,468,880
Net asset value per share......  $      26.31      $      19.99                         $      19.99
Class Z
Net asset value................  $      1,004      $      1,077        $       (0)      $      2,081
Shares outstanding.............            38                52                10                100
Net asset value per share......  $      26.42      $      20.71                         $      20.71
Class S(3)
Net asset value................  $306,223,844                          $  (29,316)      $306,194,528
Shares outstanding.............    11,601,266                           3,182,499         14,783,765
Net asset value per share......  $      26.40                                           $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $29,470 and $17,660 to be borne by the Stein Roe Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of the Stein Roe Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

(3) As of June 30, 2000, there were no Class S shares of the Growth & Income Fund outstanding. Stein Roe Fund shares will be exchanged for new Class S shares of Growth & Income Fund upon consummation of the Acquisition. Initial per share value of Class S shares is presumed to be equal to that of current Class Z shares.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the All-Star Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the All-Star Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                       GROWTH & INCOME
                                                 GROWTH & INCOME                            FUND
                                   ALL-STAR            FUND            PRO FORMA          PRO FORMA
                                     FUND        (ACQUIRING FUND)    ADJUSTMENTS(1)      COMBINED(2)
                                  -----------    ----------------    --------------    ---------------
Class A
Net asset value.................  $ 4,299,897      $309,356,714        $  (8,563)       $313,648,048
Shares outstanding..............      368,742        15,017,711         (160,419)         15,226,034
Net asset value per share.......  $     11.66      $      20.60                         $      20.60
Class B
Net asset value.................  $16,346,839      $822,643,366        $ (27,178)       $838,963,027
Shares outstanding..............    1,415,688        41,382,562         (594,738)         42,203,512
Net asset value per share.......  $     11.55             19.88                         $      19.88
Class C
Net asset value.................  $ 4,524,072      $ 29,281,763        $  (4,505)       $ 33,801,330
Shares outstanding..............      391,868         1,465,147         (165,726)          1,691,289
Net asset value per share.......  $     11.54      $      19.99                         $      19.99
Class Z
Net asset value.................  $ 2,338,265      $      1,077        $  (2,098)       $  2,337,244
Shares outstanding..............      199,907                52          (87,112)            112,847
Net asset value per share.......  $     11.70      $      20.71                         $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $24,684 and $17,660 to be borne by the All-Star Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of the All-Star Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

                                 CAPITALIZATION

     The following table shows on an unaudited basis the capitalization of each of the Value Fund and the Growth & Income Fund as of June 30, 2000, and on a pro forma combined basis, giving effect to the acquisition of the assets and liabilities of the Value Fund by the Growth & Income Fund at net asset value as of that date.

                                                                                       GROWTH & INCOME
                                                 GROWTH & INCOME                            FUND
                                     VALUE             FUND            PRO FORMA          PRO FORMA
                                     FUND        (ACQUIRING FUND)    ADJUSTMENTS(1)      COMBINED(2)
                                  -----------    ----------------    --------------    ---------------
Class A
Net asset value.................  $10,441,098      $309,356,714        $ (10,775)       $319,787,037
Shares outstanding..............      920,529        15,017,711         (414,189)         15,524,051
Net asset value per share.......  $     11.34      $      20.60                         $      20.60

Class B
Net asset value.................  $19,380,181      $822,643,366        $ (23,778)       $841,999,769
Shares outstanding..............    1,714,187        41,382,562         (740,475)         42,356,274
Net asset value per share.......  $     11.31      $      19.88                         $      19.88

Class C
Net asset value.................  $ 1,934,018      $ 29,281,763        $  (1,570)       $ 31,214,211
Shares outstanding..............      171,022         1,465,147          (74,330)          1,561,839
Net asset value per share.......  $     11.31      $      19.99                         $      19.99

Class Z
Net asset value.................  $13,687,128      $      1,077        $  (7,958)       $ 13,680,247
Shares outstanding..............    1,206,557                52         (546,096)            660,513
Net asset value per share.......  $     11.34      $      20.71                         $      20.71

---------------
(1) Adjustments reflect estimated one time proxy, accounting, legal and other costs of the reorganization of $26,420 and $17,660 to be borne by the Value Fund and the Growth & Income Fund, respectively.

(2) Assumes the Acquisition was consummated on June 30, 2000, and is for information purposes only. No assurance can be given as to how many shares of the Growth & Income Fund will be received by the shareholders of the Value Fund on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of shares of the Growth & Income Fund that actually will be received on or after such date.

                             LIBERTY FUNDS TRUST VI

                          LIBERTY GROWTH & INCOME FUND

                                    FORM N-14
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 17, 2000

       This Statement of Additional Information (the "SAI") relates to the proposed Acquisition (the "Acquisition") of the Stein Roe Growth & Income Fund Class S shares and the Liberty Value Opportunities Fund Class A, B, C and Z shares (collectively, the "Stein Roe Fund"), a series of Liberty-Stein Roe
Funds Investment Trust, the Liberty Value Fund (the "Value Fund") a series of Liberty Funds Trust VI and the Liberty All-Star Growth and Income Fund (the "All-Star Fund"), a series of Liberty Funds Trust IX, (together, the "Acquired Funds"), by the Liberty Growth & Income Fund (the "Acquiring Fund"), a series of Liberty Funds Trust VI.

         This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 17, 2000 (the "Prospectus/Proxy Statement") of the Acquiring Fund which relates to the Acquisition. As described in the Prospectus/Proxy Statement, the Acquisition would involve the transfer of all the assets of the Acquired Funds in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of each of the Acquired Funds. Each of the Acquired Funds would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

         This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to your Fund at One Financial Center, Boston, Massachusetts 02111-2621, or by calling 1-800-426-3750.

                                Table of Contents

I.       Additional Information about the Acquiring Fund.......................2
II.      Additional Information about the Acquired Funds.......................2
III.     Financial Statements..................................................2

I.        Additional Information about the Acquiring Fund.

         Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed on October 31, 2000) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

II.      Additional Information about the Acquired Funds.

         With respect to the Stein Roe Fund, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A (filed on January 28, 2000) of Liberty-Stein Roe Funds Investment Trust (Registration Statement Nos. 33-11351 and 811-4978).

         With respect to the Value Fund, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (filed on October 18, 1999) of Liberty Funds Trust VI (Registration Statement Nos. 33-45117 and 811-6529).

         With respect to the All-Star Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (filed on March 17, 2000) of Liberty Funds Trust IX (Registration Statement Nos. 333-66819 and 811-09095).

III.     Financial Statements.

         This SAI is accompanied by (i) the Annual Report for the year ended June 30, 2000 of the Acquiring Fund; (ii) the Semi-Annual Report for the six months ended March 31, 2000 and the Annual Report for the year ended September 30, 1999 of the Opportunities Fund; (iii) the Annual Report for the year ended June 30, 2000 of the Value Fund; (iv) the Semi-Annual Report for the six months ended June 30, 2000 and the Annual Report for the year ended December 31, 1999 of the All-Star Fund, all of which contain historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

         Pro forma financial statements of the Acquiring Fund for the Acquisition are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           SR&F GROWTH &      LIBERTY GROWTH &
                                          INCOME PORTFOLIO      INCOME FUND      PRO FORMA COMBINED
                                              SHARES               SHARES              SHARES
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                            133,100               133,100


Finance, Insurance & Real Estate

ACE LIMITED                                                          81,700                81,700
AMBAC FINANCIAL GROUP INC                                            40,500                40,500
AMER INTERNATIONAL GROUP INC                                        132,275               132,275
AMERICAN EXPRESS CO                               240,000           144,000               384,000
AXA FINANICAL INC                                                   140,500               140,500
BANK OF AMERICA CORP                               67,896           231,234               299,130
BEAR STEARNS COMPANIES INC                                           30,173                30,173
CAPITAL ONE FINANCIAL CORP                                           72,100                72,100
CHASE MANHATTAN CORP (NEW)                        193,200           186,450               379,650
CINCINNATI FINANCIAL CORP                                           188,300               188,300
CITIGROUP INC                                     244,810           523,300               768,110
CITY NATIONAL CORP                                                  119,500               119,500
FANNIE MAE                                        161,000           163,400               324,400
FLEET BOSTON FINANCIAL CORP                                         348,600               348,600
FREDDIE MAC                                                         108,300               108,300
GOLDEN STATE BANCORP                                                171,300               171,300
GOLDEN WEST FINANCIAL CORP                                           89,100                89,100
HCA-THE HEALTHCARE CORP                                             346,100               346,100
HOUSEHOLD INTERNATIONAL INC                                          83,300                83,300
J P MORGAN & CO INC                                                  55,100                55,100
KNIGHT TRADING GROUP INC                                             59,800                59,800
LEHMAN BROTHERS HLDG INC                                            100,900               100,900
LOEWS CORP                                                           42,000                42,000
MBNA CORP                                                           210,300               210,300
MGIC INV CORP                                                       123,000               123,000
MORGAN STANLEY DEAN WITTER                                          165,900               165,900
NATIONWIDE FINANCIAL SERV A                                         228,700               228,700
PACIFIC CENTURY FINL CORP                                           145,500               145,500
PMI GROUP INC                                                       131,100               131,100
PNC FINANCIAL SERVICES GROUP                                        104,900               104,900
PROVIDIAN FINANCIAL CORP                                             30,100                30,100
SOVEREIGN BANCORP INC                                               505,200               505,200
UNIONBANCAL CORPORATION                                             155,100               155,100
UNITED HEALTHCARE CORP                                              126,700               126,700
WELLS FARGO & CO                                  156,660            57,800               214,460

Manufacturing

ADC TELECOMMUNICATIONS INC                                           81,500                81,500
AGILENT TECHNOLOGIES INC                                             28,986                28,986
ALCOA INC                                                           111,400               111,400
AMGEN INC                                                            80,800                80,800
ANALOG DEVICES INC.                                                  82,900                82,900
ANHEUSER BUSCH INC                                                  162,600               162,600
APPLE COMPUTER INC                                                   49,600                49,600
APPLIED MATLS                                      80,000           129,200               209,200
APPLIED MICRO CIRCUITS CORP                                          11,600                11,600
ATMEL CORP                                                          116,900               116,900
AVON PRODUCTS INC                                  40,000                                  40,000
BAUSCH & LOMB INC                                                   125,200               125,200
BAXTER INTERNATIONAL INC                           95,000                                  95,000
BECKMAN COULTER INC                                                  29,100                29,100
BESTFOODS                                                           190,600               190,600
BIOMET INC                                        127,000                                 127,000
BOEING CO                                          99,600           332,800               432,400
BP AMOCO PLC-ADR                                  242,810           150,000               392,810
BRISTOL-MYERS SQUIBB CO                           150,000           166,200               316,200
BRUNSWICK CORP                                                      227,400               227,400
CHEVRON CORP                                                        119,200               119,200
CISCO SYSTEMS INC                                  90,000           456,200               546,200

                                              SR&F GROWTH &       LIBERTY GROWTH &       PRO FORMA
                                             INCOME PORTFOLIO   INCOME FUND MARKET    COMBINED MARKET
                                               MARKET VALUE             VALUE              VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                            $ 3,884,856            $ 3,884,856
                                                                 =====================================

Finance, Insurance & Real Estate

ACE LIMITED                                                           2,287,600              2,287,600
AMBAC FINANCIAL GROUP INC                                             2,219,906              2,219,906
AMER INTERNATIONAL GROUP INC                                         15,542,313             15,542,313
AMERICAN EXPRESS CO                           $ 12,510,000            7,506,000             20,016,000
AXA FINANICAL INC                                                     4,777,000              4,777,000
BANK OF AMERICA CORP                             2,919,528            9,943,062             12,862,590
BEAR STEARNS COMPANIES INC                                            1,255,951              1,255,951
CAPITAL ONE FINANCIAL CORP                                            3,217,463              3,217,463
CHASE MANHATTAN CORP (NEW)                       8,899,275            8,588,353             17,487,628
CINCINNATI FINANCIAL CORP                                             5,919,681              5,919,681
CITIGROUP INC                                   14,749,803           31,528,825             46,278,628
CITY NATIONAL CORP                                                    4,242,250              4,242,250
FANNIE MAE                                       8,402,188            8,527,438             16,929,625
FLEET BOSTON FINANCIAL CORP                                          11,852,400             11,852,400
FREDDIE MAC                                                           4,386,150              4,386,150
GOLDEN STATE BANCORP                                                  3,083,400              3,083,400
GOLDEN WEST FINANCIAL CORP                                            3,636,394              3,636,394
HCA-THE HEALTHCARE CORP                                              10,512,788             10,512,788
HOUSEHOLD INTERNATIONAL INC                                           3,462,156              3,462,156
J P MORGAN & CO INC                                                   6,067,888              6,067,888
KNIGHT TRADING GROUP INC                                              1,782,788              1,782,788
LEHMAN BROTHERS HLDG INC                                              9,541,356              9,541,356
LOEWS CORP                                                            2,520,000              2,520,000
MBNA CORP                                                             5,704,388              5,704,388
MGIC INV CORP                                                         5,596,500              5,596,500
MORGAN STANLEY DEAN WITTER                                           13,811,175             13,811,175
NATIONWIDE FINANCIAL SERV A                                           7,518,513              7,518,513
PACIFIC CENTURY FINL CORP                                             2,127,938              2,127,938
PMI GROUP INC                                                         6,227,250              6,227,250
PNC FINANCIAL SERVICES GROUP                                          4,917,188              4,917,188
PROVIDIAN FINANCIAL CORP                                              2,709,000              2,709,000
SOVEREIGN BANCORP INC                                                 3,552,188              3,552,188
UNIONBANCAL CORPORATION                                               2,879,044              2,879,044
UNITED HEALTHCARE CORP                                               10,864,525             10,864,525
WELLS FARGO & CO                                 6,070,575            2,239,750              8,310,325
                                          ============================================================

                                                53,551,368          230,548,616            284,099,984
                                          ============================================================

Manufacturing

ADC TELECOMMUNICATIONS INC                                            6,835,813              6,835,813
AGILENT TECHNOLOGIES INC                                              2,137,718              2,137,718
ALCOA INC                                                             3,230,600              3,230,600
AMGEN INC                                                             5,676,200              5,676,200
ANALOG DEVICES INC.                                                   6,300,400              6,300,400
ANHEUSER BUSCH INC                                                   12,144,188             12,144,188
APPLE COMPUTER INC                                                    2,597,800              2,597,800
APPLIED MATLS                                    7,250,000           11,708,750             18,958,750
APPLIED MICRO CIRCUITS CORP                                           1,145,500              1,145,500
ATMEL CORP                                                            4,310,688              4,310,688
AVON PRODUCTS INC                                1,780,000                                   1,780,000
BAUSCH & LOMB INC                                                     9,687,350              9,687,350
BAXTER INTERNATIONAL INC                         6,679,688                                   6,679,688
BECKMAN COULTER INC                                                   1,698,713              1,698,713
BESTFOODS                                                            13,199,050             13,199,050
BIOMET INC                                       4,881,563                                   4,881,563
BOEING CO                                        4,164,525           13,915,200             18,079,725
BP AMOCO PLC-ADR                                13,733,940            8,484,375             22,218,315
BRISTOL-MYERS SQUIBB CO                          8,737,500            9,681,150             18,418,650
BRUNSWICK CORP                                                        3,766,313              3,766,313
CHEVRON CORP                                                         10,109,650             10,109,650
CISCO SYSTEMS INC                                5,720,625           28,997,213             34,717,838

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           SR&F GROWTH &      LIBERTY GROWTH &
                                          INCOME PORTFOLIO      INCOME FUND      PRO FORMA COMBINED
                                              SHARES               SHARES              SHARES
COMMON STOCKS
COCA COLA CO                                                         19,700                19,700
COMPAQ COMPUTER CORP                              195,000                                 195,000
COMVERSE TECH                                                        32,200                32,200
CORNING INCORPORATED                                                 21,100                21,100
DELPHI AUTOMOTIVE SYSTEMS                                           253,600               253,600
DOW CHEMICAL CO                                                     350,500               350,500
ECOLAB INC                                        250,000                                 250,000
EI DUPONT DE NEMOURS & CO INC                      29,179            60,200                89,379
ELI LILLY & CO                                                      114,500               114,500
EMC CORP                                                            108,400               108,400
EMERSON ELECTRIC CO                                50,000                                  50,000
EXXON MOBIL CORPORATION                                             365,165               365,165
FMC CORP                                                             43,200                43,200
FORD MOTOR CO                                                       266,300               266,300
GATEWAY INC                                                          51,000                51,000
GENERAL ELECTRIC CO                               234,000           640,500               874,500
GEORGIA PACIFIC (TIMBER GRP)                       75,000                                  75,000
GEORGIA PACIFIC CORP                              170,000                                 170,000
GILLETTE CO                                       134,400                                 134,400
GRANT PRIDECO INC                                                   164,800               164,800
HEWLETT-PACKARD CO                                                   90,400                90,400
HONEYWELL INTERNATIONAL INC                       152,500            77,437               229,937
HUBBELL INC CL B                                   70,400                                  70,400
INTEL CORP                                         40,000           232,800               272,800
INTERNATIONAL GAME TECH                                              61,300                61,300
INTERNATIONAL PAPER CO                                              180,700               180,700
INTL BUSINESS MACHINES CORP                       105,000           130,800               235,800
JOHNSON & JOHNSON                                                    69,900                69,900
JOHNSON CONTROLS INC                                                 81,500                81,500
KIMBERLY CLARK CORP                                                  66,000                66,000
LEAR CORP                                         140,000                                 140,000
LITTLEFUSE INC                                     35,000                                  35,000
LOCKHEED MARTIN CORP                                                422,400               422,400
LSI LOGIC CORP                                                       53,200                53,200
LUCENT TECHNOLOGIES INC                                              42,800                42,800
LYONDELL PETRO                                                      211,300               211,300
MERCK & CO INC                                                      155,800               155,800
MICROCHIP TECHNOLOGY                                                115,800               115,800
MINNESOTA MINING & MFG CO                                           130,300               130,300
MOTOROLA INC                                       45,000                                  45,000
MYLAN LABORATORIES, INC                                             238,600               238,600
NOKIA CORP ADR                                                      112,400               112,400
PACCAR INC                                                          137,100               137,100
PEPSI BOTTLING GROUP                                                324,800               324,800
PEPSICO INC                                                         262,800               262,800
PFIZER INC                                        316,250           388,675               704,925
PHARMACIA CORPORATION                             149,500                                 149,500
PHILIP MORRIS CO INC                              203,000           280,400               483,400
PROCTER & GAMBLE CO                                81,000           157,300               238,300
QUAKER OATS CO                                                      121,000               121,000
ROYAL DUTCH PETRO-NY SHARES                                         254,300               254,300
SABRE HOLDINGS CORP                                36,132                                  36,132
SARA LEE CORP                                     144,000                                 144,000
SCHERING-PLOUGH CORP                                                 86,400                86,400
TEMPLE INLAND INC                                                    24,700                24,700
TERADYNE INC                                                         62,400                62,400
TEXAS INSTRUMENTS INC                                                78,400                78,400
TRIBUNE CO                                        100,000                                 100,000
UNION CARBIDE CORP                                111,100                                 111,100
UNITED TECHNOLOGIES CORP                                            170,500               170,500
USG CORP NEW                                                         63,300                63,300
VISTEON CORP                                                         33,288                33,288
WEATHERFORD INTERNATIONAL                                           164,800               164,800
WESTVACO CORP                                                       268,600               268,600
WEYERHAEUSER CO                                                      50,800                50,800
WHIRLPOOL CORP                                                       85,100                85,100

                                               SR&F GROWTH &       LIBERTY GROWTH &       PRO FORMA
                                              INCOME PORTFOLIO   INCOME FUND MARKET    COMBINED MARKET
                                                MARKET VALUE             VALUE              VALUE
COMMON STOCKS
COCA COLA CO                                                           1,131,519              1,131,519
COMPAQ COMPUTER CORP                              4,984,688                                   4,984,688
COMVERSE TECH                                                          2,994,600              2,994,600
CORNING INCORPORATED                                                   5,694,363              5,694,363
DELPHI AUTOMOTIVE SYSTEMS                                              3,693,050              3,693,050
DOW CHEMICAL CO                                                       10,580,719             10,580,719
ECOLAB INC                                        9,765,625                                   9,765,625
EI DUPONT DE NEMOURS & CO INC                     1,276,581            2,633,750              3,910,331
ELI LILLY & CO                                                        11,435,688             11,435,688
EMC CORP                                                               8,340,025              8,340,025
EMERSON ELECTRIC CO                               3,018,750                                   3,018,750
EXXON MOBIL CORPORATION                                               28,665,453             28,665,453
FMC CORP                                                               2,505,600              2,505,600
FORD MOTOR CO                                                         11,450,900             11,450,900
GATEWAY INC                                                            2,894,250              2,894,250
GENERAL ELECTRIC CO                              12,402,000           33,946,500             46,348,500
GEORGIA PACIFIC (TIMBER GRP)                      1,621,875                                   1,621,875
GEORGIA PACIFIC CORP                              4,462,500                                   4,462,500
GILLETTE CO                                       4,695,600                                   4,695,600
GRANT PRIDECO INC                                                      4,120,000              4,120,000
HEWLETT-PACKARD CO                                                    11,288,700             11,288,700
HONEYWELL INTERNATIONAL INC                       5,137,344            2,608,659              7,746,003
HUBBELL INC CL B                                  1,795,200                                   1,795,200
INTEL CORP                                        5,347,500           31,122,450             36,469,950
INTERNATIONAL GAME TECH                                                1,624,450              1,624,450
INTERNATIONAL PAPER CO                                                 5,387,119              5,387,119
INTL BUSINESS MACHINES CORP                      11,504,063           14,330,775             25,834,838
JOHNSON & JOHNSON                                                      7,121,063              7,121,063
JOHNSON CONTROLS INC                                                   4,181,969              4,181,969
KIMBERLY CLARK CORP                                                    3,786,750              3,786,750
LEAR CORP                                         2,800,000                                   2,800,000
LITTLEFUSE INC                                    1,715,000                                   1,715,000
LOCKHEED MARTIN CORP                                                  10,480,800             10,480,800
LSI LOGIC CORP                                                         2,879,450              2,879,450
LUCENT TECHNOLOGIES INC                                                2,535,900              2,535,900
LYONDELL PETRO                                                         3,539,275              3,539,275
MERCK & CO INC                                                        11,938,175             11,938,175
MICROCHIP TECHNOLOGY                                                   6,747,159              6,747,159
MINNESOTA MINING & MFG CO                                             10,749,750             10,749,750
MOTOROLA INC                                      1,307,813                                   1,307,813
MYLAN LABORATORIES, INC                                                4,354,450              4,354,450
NOKIA CORP ADR                                                         5,612,975              5,612,975
PACCAR INC                                                             5,441,156              5,441,156
PEPSI BOTTLING GROUP                                                   9,480,100              9,480,100
PEPSICO INC                                                           11,678,175             11,678,175
PFIZER INC                                       15,180,000           18,656,400             33,836,400
PHARMACIA CORPORATION                             7,727,281                                   7,727,281
PHILIP MORRIS CO INC                              5,392,188            7,448,125             12,840,313
PROCTER & GAMBLE CO                               4,637,250            9,005,425             13,642,675
QUAKER OATS CO                                                         9,090,125              9,090,125
ROYAL DUTCH PETRO-NY SHARES                                           15,655,344             15,655,344
SABRE HOLDINGS CORP                               1,029,762                                   1,029,762
SARA LEE CORP                                     2,781,000                                   2,781,000
SCHERING-PLOUGH CORP                                                   4,363,200              4,363,200
TEMPLE INLAND INC                                                      1,037,400              1,037,400
TERADYNE INC                                                           4,586,400              4,586,400
TEXAS INSTRUMENTS INC                                                  5,385,100              5,385,100
TRIBUNE CO                                        3,500,000                                   3,500,000
UNION CARBIDE CORP                                5,499,450                                   5,499,450
UNITED TECHNOLOGIES CORP                                              10,038,188             10,038,188
USG CORP NEW                                                           1,922,738              1,922,738
VISTEON CORP                                                             403,611                403,611
WEATHERFORD INTERNATIONAL                                              6,561,100              6,561,100
WESTVACO CORP                                                          6,664,638              6,664,638
WEYERHAEUSER CO                                                        2,184,400              2,184,400
WHIRLPOOL CORP                                                         3,967,788              3,967,788
                                           ============================================================

                                                170,529,308          559,572,362            730,101,670
                                           ============================================================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           SR&F GROWTH &      LIBERTY GROWTH &
                                          INCOME PORTFOLIO      INCOME FUND      PRO FORMA COMBINED
                                              SHARES               SHARES              SHARES
COMMON STOCKS
Mining & Energy

BURLINGTON RESOURCES INC                                             76,000                76,000
COFLEXIP-SPONSORED ADR                                               23,270                23,270
CONOCO INC -CL B                                   61,421                                  61,421
CONOCO INC-CL A                                   104,800                                 104,800
DIAMOND OFFSHORE DRILLING                                           195,800               195,800
ENRON CORP                                        115,000                                 115,000
FALCON DRILLING COMPANY INC                                         521,800               521,800
PETROLEUM GEO SERVICES ADR                                          239,100               239,100
SCHLUMBERGER LTD                                                    161,900               161,900
TRANSOCEAN SEDCO FOREX INC                                           31,343                31,343





Retail Trade

BEST BUY INC                                                        128,500               128,500
CIRCUIT CITY STORES INC                                             100,700               100,700
CVS CORP                                                            159,200               159,200
DARDEN RESTAURANTS INC                                              206,000               206,000
FEDERATED DEPT STORES INC NEW                      80,000                                  80,000
HOME DEPOT INC                                                       69,150                69,150
RADIOSHACK CORP                                                      93,700                93,700
TARGET CORP                                                          61,400                61,400
TJX COMPANIES, INC                                252,800                                 252,800
WALGREEN CO                                       280,000                                 280,000
WAL-MART STORES INC                               150,000           150,700               300,700




Services

ADOBE SYSTEMS INC                                                    73,500                73,500
AMERICA ONLINE INC                                                  113,000               113,000
AUTOMATIC DATA PROCESSING INC                                       105,600               105,600
CHECK POINT  SOFTWARE TECH                                            5,700                 5,700
DUN & BRADSTREET CORP                                               214,800               214,800
FIRST DATA CORP                                                     129,600               129,600
HARRAH'S ENTERTAINMENT INC                                           88,500                88,500
HERTZ CORP-CL A                                    60,000                                  60,000
INTERPUBLIC GROUP COS INC                         121,200                                 121,200
MANPOWER                                                            128,600               128,600
MICROSOFT CORP                                                      158,700               158,700
NETWORK APPLIANCE INC                                                15,400                15,400
ORACLE CORP                                                         148,400               148,400
SUN MICROSYSTEMS  INC                                               123,800               123,800
TIME WARNER INC                                                      16,400                16,400
USA NETWORKS INC                                                    101,500               101,500
WALT DISNEY PRODUCTIONS                                             155,500               155,500




Transportation, Communications, Electric,
  Gas and Sanitary Services

A T & T CORP                                       65,333           348,100               413,433
AMR CORP                                           50,000                                  50,000
AT & T WIRELESS CORP                                                178,200               178,200
BELL ATLANTIC CORP                                190,320           122,600               312,920
BELLSOUTH CORP                                                      147,300               147,300
BURLINGTON NORTH SANTA FE CORP                    200,000                                 200,000
CHRIS-CRAFT INDUSTIRES INC                                           61,800                61,800
COMCAST CORP-SPECIAL CL A                          30,000            46,500                76,500
CONTINENTAL AIRLINES CL B                         160,000                                 160,000
DELTA AIR LINES INC                                                  79,600                79,600
DUKE ENERGY                                                          60,100                60,100
EDISON INTERNATIONAL                                                235,700               235,700
ENTERGY CORP                                                        252,400               252,400
GTE CORP                                                            201,400               201,400

                                              SR&F GROWTH &       LIBERTY GROWTH &       PRO FORMA
                                             INCOME PORTFOLIO   INCOME FUND MARKET    COMBINED MARKET
                                               MARKET VALUE             VALUE              VALUE
COMMON STOCKS
Mining & Energy

BURLINGTON RESOURCES INC                                              2,907,000              2,907,000
COFLEXIP-SPONSORED ADR                                                1,407,835              1,407,835
CONOCO INC -CL B                                 1,508,653                                   1,508,653
CONOCO INC-CL A                                  2,305,600                                   2,305,600
DIAMOND OFFSHORE DRILLING                                             6,877,475              6,877,475
ENRON CORP                                       7,417,500                                   7,417,500
FALCON DRILLING COMPANY INC                                          12,294,913             12,294,913
PETROLEUM GEO SERVICES ADR                                            4,079,644              4,079,644
SCHLUMBERGER LTD                                                     12,081,788             12,081,788
TRANSOCEAN SEDCO FOREX INC                                            1,674,892              1,674,892
                                          ------------------------------------------------------------

                                                11,231,753           41,323,545             52,555,299
                                          ------------------------------------------------------------

Retail Trade

BEST BUY INC                                                          8,127,625              8,127,625
CIRCUIT CITY STORES INC                                               3,341,981              3,341,981
CVS CORP                                                              6,368,000              6,368,000
DARDEN RESTAURANTS INC                                                3,347,500              3,347,500
FEDERATED DEPT STORES INC NEW                    2,700,000                                   2,700,000
HOME DEPOT INC                                                        3,453,178              3,453,178
RADIOSHACK CORP                                                       4,439,038              4,439,038
TARGET CORP                                                           3,561,200              3,561,200
TJX COMPANIES, INC                               4,740,000                                   4,740,000
WALGREEN CO                                      9,012,500                                   9,012,500
WAL-MART STORES INC                              8,643,750            8,684,088             17,327,838
                                          ------------------------------------------------------------
                                                25,096,250           41,322,609             66,418,859
                                          ------------------------------------------------------------

Services

ADOBE SYSTEMS INC                                                     9,555,000              9,555,000
AMERICA ONLINE INC                                                    5,960,750              5,960,750
AUTOMATIC DATA PROCESSING INC                                         5,656,200              5,656,200
CHECK POINT  SOFTWARE TECH                                            1,206,975              1,206,975
DUN & BRADSTREET CORP                                                 6,148,650              6,148,650
FIRST DATA CORP                                                       6,431,400              6,431,400
HARRAH'S ENTERTAINMENT INC                                            1,852,969              1,852,969
HERTZ CORP-CL A                                  1,683,750                                   1,683,750
INTERPUBLIC GROUP COS INC                        5,211,600                                   5,211,600
MANPOWER                                                              4,115,200              4,115,200
MICROSOFT CORP                                                       12,696,000             12,696,000
NETWORK APPLIANCE INC                                                 1,239,700              1,239,700
ORACLE CORP                                                          12,474,875             12,474,875
SUN MICROSYSTEMS  INC                                                11,258,063             11,258,063
TIME WARNER INC                                                       1,246,400              1,246,400
USA NETWORKS INC                                                      2,194,938              2,194,938
WALT DISNEY PRODUCTIONS                                               6,035,344              6,035,344
                                          ------------------------------------------------------------

                                                 6,895,350           88,072,463             94,967,813
                                          ------------------------------------------------------------
Transportation, Communications, Electric,
  Gas and Sanitary Services

A T & T CORP                                     2,066,156           11,008,663             13,074,819
AMR CORP                                         1,321,875                                   1,321,875
AT & T WIRELESS CORP                                                  4,967,325              4,967,325
BELL ATLANTIC CORP                               9,670,635            6,229,613             15,900,248
BELLSOUTH CORP                                                        6,278,663              6,278,663
BURLINGTON NORTH SANTA FE CORP                   4,587,500                                   4,587,500
CHRIS-CRAFT INDUSTIRES INC                                            4,082,663              4,082,663
COMCAST CORP-SPECIAL CL A                        1,215,000            1,883,250              3,098,250
CONTINENTAL AIRLINES CL B                        7,520,000                                   7,520,000
DELTA AIR LINES INC                                                   4,024,775              4,024,775
DUKE ENERGY                                                           3,388,138              3,388,138
EDISON INTERNATIONAL                                                  4,831,850              4,831,850
ENTERGY CORP                                                          6,862,125              6,862,125
GTE CORP                                                             12,537,150             12,537,150

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                           SR&F GROWTH &      LIBERTY GROWTH &
                                          INCOME PORTFOLIO      INCOME FUND      PRO FORMA COMBINED
                                              SHARES               SHARES              SHARES
COMMON STOCKS
KANSAS CITY SOUTHN INDS INC                       131,900                                 131,900
P G & E CORP                                                        116,000               116,000
PMC-SIERRA INC                                                       16,800                16,800
RF MICRO DEVICES INC                                                 47,400                47,400
SBC COMMUNICATIONS INC                                              409,400               409,400
SPRINT CORP (FON GROUP)                                             189,200               189,200
TELEPHONE & DATA                                                     24,300                24,300
TXU CORP                                                            164,500               164,500
UAL INC                                                              56,000                56,000
UNICOM CORPORATION                                                  160,400               160,400
UNION PACIFIC CORP                                                  137,900               137,900
US CELLULAR CORP                                                     29,700                29,700




Wholesale Trade

SYSCO CORP                                                          182,600               182,600


Total Common Stocks


CASH EQUIVALENTS                             Par                Par                 Par

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000       $ 2,130,000                             $ 2,130,000
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                 $ 25,932,000            25,932,000


Total Cash Equivalents


TOTAL INVESTMENTS (COST OF $157,157,695,
$976,414,426 AND $1,133,572,121,
RESPECTIVELY)


                                                SR&F GROWTH &       LIBERTY GROWTH &       PRO FORMA
                                               INCOME PORTFOLIO   INCOME FUND MARKET    COMBINED MARKET
                                                 MARKET VALUE             VALUE              VALUE
COMMON STOCKS
KANSAS CITY SOUTHN INDS INC                       11,697,881                                  11,697,881
P G & E CORP                                                            2,856,500              2,856,500
PMC-SIERRA INC                                                          2,985,150              2,985,150
RF MICRO DEVICES INC                                                    4,153,425              4,153,425
SBC COMMUNICATIONS INC                                                 17,706,550             17,706,550
SPRINT CORP (FON GROUP)                                                 9,649,200              9,649,200
TELEPHONE & DATA                                                        2,436,075              2,436,075
TXU CORP                                                                4,852,750              4,852,750
UAL INC                                                                 3,258,500              3,258,500
UNICOM CORPORATION                                                      6,205,475              6,205,475
UNION PACIFIC CORP                                                      5,128,156              5,128,156
US CELLULAR CORP                                                        1,871,100              1,871,100
                                            ------------------------------------------------------------

                                                  38,079,047          127,197,094            165,276,141
                                            ------------------------------------------------------------
Wholesale Trade

SYSCO CORP                                                              7,692,025              7,692,025
                                                                   -------------------------------------

Total Common Stocks                              305,383,077        1,099,613,570          1,404,996,647
                                            ------------------------------------------------------------

CASH EQUIVALENTS

ASSOCIATES FIRST CAPITAL 0.00% 7/3/2000            2,129,178                                   2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                         25,932,000             25,932,000
                                            ------------------------------------------------------------

Total Cash Equivalents                             2,129,178           25,932,000             28,061,178
                                            ------------------------------------------------------------

TOTAL INVESTMENTS (COST OF $157,157,695,
$976,414,426 AND $1,133,572,121,
RESPECTIVELY)                                  $ 307,512,255       $1,125,545,570        $ 1,433,057,825
                                            ============================================================

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                                       Liberty
                                                                                 Liberty                            Growth & Income
                                           SR&F              Liberty          Growth & Income                            Fund
                                      Growth & Income   Value Opportunities       Fund            Pro Forma            Pro Forma
                                         Portfolio             Fund          (Acquiring Fund)     Adjustments          Combined
                                      ---------------   -------------------  ----------------   --------------      ---------------
Investments, at value                  $ 307,512,255      $ 308,179,637       $ 1,125,545,570   $ (308,179,637)(a)  $ 1,433,057,825

Cash                                           3,884                  -                   176                -                4,060
Receivable for investments sold                    -                  -                     -                -                    -
Payable for investments purchased                  -                  -                     -                -                    -
Other assets less other liabilities          837,077           (351,328)           35,737,174         (220,709)(b)       36,002,214

Net assets                              $308,353,216      $ 307,828,309       $ 1,161,282,920   $ (308,400,346)     $ 1,469,064,099


Class A:
Net assets                                                    $ 259,166         $ 309,356,714           (4,729)       $ 309,611,151
Shares outstanding                                                9,814            15,017,711            2,538         $ 15,030,063
Net asset value                                                 $ 26.41               $ 20.60                               $ 20.60

Class B:
Net assets                                                  $ 1,269,238         $ 822,643,366          (12,632)       $ 823,899,972
Shares outstanding                                               48,240            41,382,562           14,973         $ 41,445,775
Net asset value                                                 $ 26.31               $ 19.88                               $ 19.88

Class C:
Net assets                                                     $ 75,057          $ 29,281,763             (452)        $ 29,356,368
Shares outstanding                                                2,853             1,465,147              880          $ 1,468,880
Net asset value                                                 $ 26.31               $ 19.99                               $ 19.99

Class Z:
Net assets                                                      $ 1,004               $ 1,077                -              $ 2,081
Shares outstanding                                                   38                    52               10                $ 100
Net asset value                                                 $ 26.42               $ 20.71                               $ 20.71

Class S:
Net assets                                                $ 306,223,844                                (29,316)       $ 306,194,528
Shares outstanding                                           11,601,266                              3,182,500 (c)     $ 14,783,766
Net asset value                                                 $ 26.40                                                     $ 20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $29,470 and $17,660 to be borne by the Opportunities Fund and the Growth & Income Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                                       Liberty Financial                  Fund
                                                                       -----------------                  ----
          Liberty Value Opportunities Fund                                    75%                          25%
          Liberty Growth & Income Fund                                        75%                          25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(c) - Opportunities Fund shares are exchanged for new Class S shares of the Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                   SRF GROWTH &    LIBERTY VALUE    LIBERTY
                                                     INCOME        OPPORTUNITIES    GROWTH &        PRO FORMA           PRO FORMA
                                                    PORTFOLIO          FUND        INCOME FUND     ADJUSTMENTS          COMBINED
                                                   ------------    -------------   ------------    ------------       ------------
INVESTMENT INCOME
Dividends                                             4,456,261       4,451,174      15,573,131      (4,456,261)(a)     20,024,304
Interest                                              1,058,561       1,056,847       1,966,931      (1,058,561)(a)      3,023,778
                                                   ------------    ------------    ------------                       ------------
   Total investment income                            5,514,823       5,508,021      17,540,062      (5,514,823)        23,048,082

EXPENSES
Management fee                                        2,190,101              --       9,452,952          (6,728)(b)     11,636,325
Administration fee                                           --         545,843              --        (545,843)(b)             --
Service fee - Class A, B, C                                  --             866       3,099,842               - (b)      3,100,708
Distribution fee - Class A                                   --              23              --             (23)(b)             --
Distribution fee - Class B                                   --           2,118       6,593,089               - (b)      6,595,207
Distribution fee - Class C                                   --             130         244,861              --            244,991
Transfer agent fee - Class A, B, C, Z                        --             819              --            (819)(b)             --
Transfer agent fee - Class S                                 --         799,640              --        (799,640)(b)             --
Transfer agent fee                                        6,000              --       2,728,605         461,443 (c)      3,196,048
Bookkeeping fee                                          32,875          32,847         420,040          25,252 (b)        511,014
Trustees fee                                             17,578           9,169          56,473         (26,111)(d)         57,109
Expenses allocated
 from SRF Growth & Income Portfolio                          --       2,271,293              --      (2,271,293)(a)             --
All other expenses                                       27,280         269,696       1,052,407        (350,383)(e)        999,000
                                                   ------------    ------------    ------------    ------------       ------------
   Total operating expenses                           2,273,834       3,932,444      23,648,269      (3,514,145)        26,340,402

NET INVESTMENT INCOME (LOSS)                          3,240,989       1,575,577      (6,108,207)     (2,000,678)        (3,292,320)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                         32,232,665      32,215,860     183,532,200     (32,232,665)(a)    215,748,060
 Closed futures contracts                               748,773         693,167              --        (748,773)(a)        693,167
 Foreign currency transactions                           (1,375)           (749)             --           1,375 (a)           (749)
                                                   ------------    ------------    ------------    ------------       ------------
    Net Realized Gain                                32,980,063      32,908,278     183,532,200     (32,980,063)       216,440,478
Change in net unrealized appreciation/
 depreciation  during the period on investments      63,450,655      63,542,407    (170,105,574)    (63,450,655)(a)   (106,563,167)
                                                   ------------    ------------    ------------    ------------       ------------
      Net Gain                                       96,430,719      96,450,685      13,426,626     (96,430,719)       109,877,311
                                                   ------------    ------------    ------------    ------------       ------------
Increase in Net Assets from Operations               99,671,708      98,026,261       7,318,419     (98,431,397)       106,584,991


(a)  Due to elimination of master/feeder structure.

(b)  Based on the contract in effect for the surviving fund.

(c) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

(d)  Based on trustee compensation plan for the surviving fund.

(e) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for SR&F Growth & Income Portfolio, Liberty Value Opportunities Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

LIBERTY VALUE FUND MERGES INTO LIBERTY GROWTH & INCOME FUND

                                                                           LIBERTY GROWTH &                        LIBERTY VALUE
                                                    LIBERTY VALUE FUND       INCOME FUND          PRO FORMA         FUND MARKET
                                                          SHARES               SHARES          COMBINED SHARES         VALUE
COMMON STOCKS                                       ------------------     ----------------    ---------------     -------------

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                       133,100              133,100


Finance, Insurance & Real Estate

ACE LIMITED                                                                     81,700               81,700
AETNA INC                                                10,900                                      10,900           $ 699,644
AMBAC FINANCIAL GROUP INC                                                       40,500               40,500
AMER INTERNATIONAL GROUP INC                                                   132,275              132,275
AMERICAN EXPRESS CO                                                            144,000              144,000
AON CORP                                                 33,200                                      33,200           1,031,275
AXA FINANCIAL INC                                                              140,500              140,500
BANK OF AMERICA CORP                                                           231,234              231,234
BANK ONE                                                 31,000                                      31,000             823,438
BEAR STEARNS COMPANIES INC                                                      30,173               30,173
CAPITAL ONE FINANCIAL CORP                                                      72,100               72,100
CHASE MANHATTAN CORP (NEW)                                                     186,450              186,450
CINCINNATI FINANCIAL CORP                                                      188,300              188,300
CITIGROUP INC                                                                  523,300              523,300
CITY NATIONAL CORP                                                             119,500              119,500
FANNIE MAE                                                                     163,400              163,400
FIRSTAR CORP                                             18,000                                      18,000             379,125
FLEET BOSTON FINANCIAL CORP                              16,100                348,600              364,700             547,400
FREDDIE MAC                                              19,500                108,300              127,800             789,750
GOLDEN STATE BANCORP                                                           171,300              171,300
GOLDEN WEST FINANCIAL CORP                                                      89,100               89,100
HCA-THE HEALTHCARE CORP                                                        346,100              346,100
HOUSEHOLD INTERNATIONAL INC                                                     83,300               83,300
J P MORGAN & CO INC                                                             55,100               55,100
KNIGHT TRADING GROUP INC                                                        59,800               59,800
LEHMAN BROTHERS HLDG INC                                                       100,900              100,900
LOEWS CORP                                                                      42,000               42,000
MBNA CORP                                                                      210,300              210,300
MGIC INV CORP                                                                  123,000              123,000
MORGAN STANLEY DEAN WITTER                                                     165,900              165,900
NATIONWIDE FINANCIAL SERV A                                                    228,700              228,700
PACIFIC CENTURY FINL CORP                                                      145,500              145,500
PMI GROUP INC                                                                  131,100              131,100
PNC FINANCIAL SERVICES GROUP                                                   104,900              104,900
PROVIDIAN FINANCIAL CORP                                                        30,100               30,100
SOVEREIGN BANCORP INC                                                          505,200              505,200
UNIONBANCAL CORPORATION                                                        155,100              155,100
UNITED HEALTHCARE CORP                                    5,900                126,700              132,600             505,925
WASHINGTON MUTUAL  INC                                   23,100                                      23,100             667,013
WELLS FARGO & CO                                                                57,800               57,800
XL CAPITAL LTD-CLASS A                                   20,700                                      20,700           1,120,388
                                                                                                                   ------------

                                                                                                                      6,563,956
                                                                                                                   ------------

Manufacturing

ABBOTT LABS                                              31,600                                      31,600           1,408,175
ADC TELECOMMUNICATIONS INC                                                      81,500               81,500
AGILENT TECHNOLOGIES INC                                                        28,986               28,986
ALCOA INC                                                                      111,400              111,400
AMERADA HESS CORP                                        17,000                                      17,000           1,049,750
AMGEN INC                                                                       80,800               80,800
ANALOG DEVICES INC.                                                             82,900               82,900
ANHEUSER BUSCH INC                                                             162,600              162,600
APPLE COMPUTER INC                                                              49,600               49,600
APPLIED MATLS                                                                  129,200              129,200
APPLIED MICRO CIRCUITS CORP                                                     11,600               11,600
ATMEL CORP                                                                     116,900              116,900

                                                      LIBERTY GROWTH &            PRO FORMA
                                                         INCOME FUND           COMBINED MARKET
                                                        MARKET VALUE                VALUE
COMMON STOCKS                                         ----------------         ---------------

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                               $    3,884,856          $    3,884,856
                                                       --------------          ---------------

Finance, Insurance & Real Estate

ACE LIMITED                                                 2,287,600                2,287,600
AETNA INC                                                                              699,644
AMBAC FINANCIAL GROUP INC                                   2,219,906                2,219,906
AMER INTERNATIONAL GROUP INC                               15,542,313               15,542,313
AMERICAN EXPRESS CO                                         7,506,000                7,506,000
AON CORP                                                                             1,031,275
AXA FINANICAL INC                                           4,777,000                4,777,000
BANK OF AMERICA CORP                                        9,943,062                9,943,062
BANK ONE                                                                               823,438
BEAR STEARNS COMPANIES INC                                  1,255,951                1,255,951
CAPITAL ONE FINANCIAL CORP                                  3,217,463                3,217,463
CHASE MANHATTAN CORP (NEW)                                  8,588,353                8,588,353
CINCINNATI FINANCIAL CORP                                   5,919,681                5,919,681
CITIGROUP INC                                              31,528,825               31,528,825
CITY NATIONAL CORP                                          4,242,250                4,242,250
FANNIE MAE                                                  8,527,438                8,527,438
FIRSTAR CORP                                                                           379,125
FLEET BOSTON FINANCIAL CORP                                11,852,400               12,399,800
FREDDIE MAC                                                 4,386,150                5,175,900
GOLDEN STATE BANCORP                                        3,083,400                3,083,400
GOLDEN WEST FINANCIAL CORP                                  3,636,394                3,636,394
HCA-THE HEALTHCARE CORP                                    10,512,788               10,512,788
HOUSEHOLD INTERNATIONAL INC                                 3,462,156                3,462,156
J P MORGAN & CO INC                                         6,067,888                6,067,888
KNIGHT TRADING GROUP INC                                    1,782,788                1,782,788
LEHMAN BROTHERS HLDG INC                                    9,541,356                9,541,356
LOEWS CORP                                                  2,520,000                2,520,000
MBNA CORP                                                   5,704,388                5,704,388
MGIC INV CORP                                               5,596,500                5,596,500
MORGAN STANLEY DEAN WITTER                                 13,811,175               13,811,175
NATIONWIDE FINANCIAL SERV A                                 7,518,513                7,518,513
PACIFIC CENTURY FINL CORP                                   2,127,938                2,127,938
PMI GROUP INC                                               6,227,250                6,227,250
PNC FINANCIAL SERVICES GROUP                                4,917,188                4,917,188
PROVIDIAN FINANCIAL CORP                                    2,709,000                2,709,000
SOVEREIGN BANCORP INC                                       3,552,188                3,552,188
UNIONBANCAL CORPORATION                                     2,879,044                2,879,044
UNITED HEALTHCARE CORP                                     10,864,525               11,370,450
WASHINGTON MUTUAL  INC                                                                 667,013
WELLS FARGO & CO                                            2,239,750                2,239,750
XL CAPITAL LTD-CLASS A                                                               1,120,388
                                                       --------------          ---------------

                                                          230,548,616              237,112,573
                                                       --------------          ---------------

Manufacturing

ABBOTT LABS                                                                          1,408,175
ADC TELECOMMUNICATIONS INC                                  6,835,813                6,835,813
AGILENT TECHNOLOGIES INC                                    2,137,718                2,137,718
ALCOA INC                                                   3,230,600                3,230,600
AMERADA HESS CORP                                                                    1,049,750
AMGEN INC                                                   5,676,200                5,676,200
ANALOG DEVICES INC.                                         6,300,400                6,300,400
ANHEUSER BUSCH INC                                         12,144,188               12,144,188
APPLE COMPUTER INC                                          2,597,800                2,597,800
APPLIED MATLS                                              11,708,750               11,708,750
APPLIED MICRO CIRCUITS CORP                                 1,145,500                1,145,500
ATMEL CORP                                                  4,310,688                4,310,688

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

LIBERTY VALUE FUND MERGES INTO LIBERTY GROWTH & INCOME FUND

                                                                           LIBERTY GROWTH &                        LIBERTY VALUE
                                                    LIBERTY VALUE FUND       INCOME FUND          PRO FORMA         FUND MARKET
                                                          SHARES               SHARES          COMBINED SHARES         VALUE
COMMON STOCKS                                       ------------------     ----------------    ---------------     -------------

BAUSCH & LOMB INC                                                              125,200              125,200
BECKMAN COULTER INC                                                             29,100               29,100
BESTFOODS                                                21,800                190,600              212,400           1,509,650
BOEING CO                                                25,700                332,800              358,500           1,074,581
BOSTON SCIENTIFIC CORP                                   19,700                                      19,700             432,169
BP AMOCO PLC-ADR                                                               150,000              150,000
BRISTOL-MYERS SQUIBB CO                                                        166,200              166,200
BRUNSWICK CORP                                                                 227,400              227,400
CHEVRON CORP                                              6,300                119,200              125,500             534,319
CISCO SYSTEMS INC                                                              456,200              456,200
COCA COLA CO                                                                    19,700               19,700
COMPAQ COMPUTER CORP                                     18,100                                      18,100             462,681
COMVERSE TECH                                                                   32,200               32,200
CORNING INCORPORATED                                                            21,100               21,100
DELPHI AUTOMOTIVE SYSTEMS                                41,282                253,600              294,882             601,169
DOW CHEMICAL CO                                                                350,500              350,500
EASTMAN KODAK CO                                         15,000                                      15,000             892,500
EI DUPONT DE NEMOURS & CO INC                                                   60,200               60,200
ELI LILLY & CO                                                                 114,500              114,500
EMC CORP                                                                       108,400              108,400
EMERSON ELECTRIC CO                                      15,400                                      15,400             929,775
EXXON MOBIL CORPORATION                                                        365,165              365,165
FMC CORP                                                                        43,200               43,200
FORD MOTOR CO                                                                  266,300              266,300
GATEWAY INC                                                                     51,000               51,000
GENERAL ELECTRIC CO                                                            640,500              640,500
GENERAL MILLS INC                                        16,500                                      16,500             631,125
GEORGIA PACIFIC CORP                                     20,300                                      20,300             532,875
GRANT PRIDECO INC                                                              164,800              164,800
HEWLETT-PACKARD CO                                                              90,400               90,400
HONEYWELL INTERNATIONAL INC                                                     77,437               77,437
INGERSOLL RAND CO                                        15,900                                      15,900             639,975
INTEL CORP                                                                     232,800              232,800
INTERNATIONAL GAME TECH                                                         61,300               61,300
INTERNATIONAL PAPER CO                                                         180,700              180,700
INTL BUSINESS MACHINES CORP                                                    130,800              130,800
JOHNSON & JOHNSON                                                               69,900               69,900
JOHNSON CONTROLS INC                                                            81,500               81,500
KIMBERLY CLARK CORP                                      13,200                 66,000               79,200             757,350
LOCKHEED MARTIN CORP                                                           422,400              422,400
LSI LOGIC CORP                                                                  53,200               53,200
LUCENT TECHNOLOGIES INC                                                         42,800               42,800
LYONDELL PETRO                                                                 211,300              211,300
MATTEL INC                                               56,800                                      56,800             749,050
MERCK & CO INC                                           14,300                155,800              170,100           1,095,738
MICROCHIP TECHNOLOGY                                                           115,800              115,800
MINNESOTA MINING & MFG CO                                 9,600                130,300              139,900             792,000
MOTOROLA INC                                             12,900                                      12,900             374,906
MYLAN LABORATORIES, INC                                                        238,600              238,600
NABISCO HOLDINGS CORP                                    16,800                                      16,800             882,000
NIKE INC CL B                                            25,100                                      25,100             999,294
NOKIA CORP ADR                                                                 112,400              112,400
PACCAR INC                                                                     137,100              137,100
PEPSI BOTTLING GROUP                                                           324,800              324,800
PEPSICO INC                                              22,000                262,800              284,800             977,625
PFIZER INC                                                                     388,675              388,675
PHILIP MORRIS CO INC                                     48,600                280,400              329,000           1,290,938
PRAXAIR INC                                              15,000                                      15,000             561,563
PROCTER & GAMBLE CO                                      20,500                157,300              177,800           1,173,625
QUAKER OATS CO                                                                 121,000              121,000
ROYAL DUTCH PETRO-NY SHARES                              17,600                254,300              271,900           1,083,500
SARA LEE CORP                                            72,100                                      72,100           1,392,431
SCHERING-PLOUGH CORP                                     24,100                 86,400              110,500           1,217,050
SHERWIN WILLIAMS CO                                      38,700                                      38,700             819,956
TEMPLE INLAND INC                                                               24,700               24,700


                                                       LIBERTY GROWTH &            PRO FORMA
                                                          INCOME FUND           COMBINED MARKET
                                                         MARKET VALUE                VALUE
COMMON STOCKS                                          ----------------         ---------------

BAUSCH & LOMB INC                                            9,687,350                9,687,350
BECKMAN COULTER INC                                          1,698,713                1,698,713
BESTFOODS                                                   13,199,050               14,708,700
BOEING CO                                                   13,915,200               14,989,781
BOSTON SCIENTIFIC CORP                                                                  432,169
BP AMOCO PLC-ADR                                             8,484,375                8,484,375
BRISTOL-MYERS SQUIBB CO                                      9,681,150                9,681,150
BRUNSWICK CORP                                               3,766,313                3,766,313
CHEVRON CORP                                                10,109,650               10,643,969
CISCO SYSTEMS INC                                           28,997,213               28,997,213
COCA COLA CO                                                 1,131,519                1,131,519
COMPAQ COMPUTER CORP                                                                    462,681
COMVERSE TECH                                                2,994,600                2,994,600
CORNING INCORPORATED                                         5,694,363                5,694,363
DELPHI AUTOMOTIVE SYSTEMS                                    3,693,050                4,294,219
DOW CHEMICAL CO                                             10,580,719               10,580,719
EASTMAN KODAK CO                                                                        892,500
EI DUPONT DE NEMOURS & CO INC                                2,633,750                2,633,750
ELI LILLY & CO                                              11,435,688               11,435,688
EMC CORP                                                     8,340,025                8,340,025
EMERSON ELECTRIC CO                                                                     929,775
EXXON MOBIL CORPORATION                                     28,665,453               28,665,453
FMC CORP                                                     2,505,600                2,505,600
FORD MOTOR CO                                               11,450,900               11,450,900
GATEWAY INC                                                  2,894,250                2,894,250
GENERAL ELECTRIC CO                                         33,946,500               33,946,500
GENERAL MILLS INC                                                                       631,125
GEORGIA PACIFIC CORP                                                                    532,875
GRANT PRIDECO INC                                            4,120,000                4,120,000
HEWLETT-PACKARD CO                                          11,288,700               11,288,700
HONEYWELL INTERNATIONAL INC                                  2,608,659                2,608,659
INGERSOLL RAND CO                                                                       639,975
INTEL CORP                                                  31,122,450               31,122,450
INTERNATIONAL GAME TECH                                      1,624,450                1,624,450
INTERNATIONAL PAPER CO                                       5,387,119                5,387,119
INTL BUSINESS MACHINES CORP                                 14,330,775               14,330,775
JOHNSON & JOHNSON                                            7,121,063                7,121,063
JOHNSON CONTROLS INC                                         4,181,969                4,181,969
KIMBERLY CLARK CORP                                          3,786,750                4,544,100
LOCKHEED MARTIN CORP                                        10,480,800               10,480,800
LSI LOGIC CORP                                               2,879,450                2,879,450
LUCENT TECHNOLOGIES INC                                      2,535,900                2,535,900
LYONDELL PETRO                                               3,539,275                3,539,275
MATTEL INC                                                                              749,050
MERCK & CO INC                                              11,938,175               13,033,913
MICROCHIP TECHNOLOGY                                         6,747,159                6,747,159
MINNESOTA MINING & MFG CO                                   10,749,750               11,541,750
MOTOROLA INC                                                                            374,906
MYLAN LABORATORIES, INC                                      4,354,450                4,354,450
NABISCO HOLDINGS CORP                                                                   882,000
NIKE INC CL B                                                                           999,294
NOKIA CORP ADR                                               5,612,975                5,612,975
PACCAR INC                                                   5,441,156                5,441,156
PEPSI BOTTLING GROUP                                         9,480,100                9,480,100
PEPSICO INC                                                 11,678,175               12,655,800
PFIZER INC                                                  18,656,400               18,656,400
PHILIP MORRIS CO INC                                         7,448,125                8,739,063
PRAXAIR INC                                                                             561,563
PROCTER & GAMBLE CO                                          9,005,425               10,179,050
QUAKER OATS CO                                               9,090,125                9,090,125
ROYAL DUTCH PETRO-NY SHARES                                 15,655,344               16,738,844
SARA LEE CORP                                                                         1,392,431
SCHERING-PLOUGH CORP                                         4,363,200                5,580,250
SHERWIN WILLIAMS CO                                                                     819,956
TEMPLE INLAND INC                                            1,037,400                1,037,400

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

LIBERTY VALUE FUND MERGES INTO LIBERTY GROWTH & INCOME FUND

                                                                           LIBERTY GROWTH &                         LIBERTY VALUE
                                                    LIBERTY VALUE FUND       INCOME FUND          PRO FORMA         FUND MARKET
                                                          SHARES               SHARES          COMBINED SHARES         VALUE
COMMON STOCKS                                       ------------------     ----------------    ---------------     -------------

TERADYNE INC                                                                    62,400               62,400
TEXACO INC                                               13,800                                      13,800             734,850
TEXAS INSTRUMENTS INC                                                           78,400               78,400
UNITED TECHNOLOGIES CORP                                  7,700                170,500              178,200             453,338
USG CORP NEW                                                                    63,300               63,300
USX-MARATHON GROUP                                       34,300                                      34,300             859,644
VISTEON CORP                                                                    33,288               33,288
WEATHERFORD INTERNATIONAL                                                      164,800              164,800
WESTVACO CORP                                                                  268,600              268,600
WEYERHAEUSER CO                                                                 50,800               50,800
WHIRLPOOL CORP                                                                  85,100               85,100
XEROX CORP                                               34,400                                      34,400             713,800
                                                                                                                   ------------
                                                                                                                     27,627,400
                                                                                                                   ------------

Mining & Energy

ANADARKO PETROLEUM                                       19,100                                      19,100             941,869
BURLINGTON RESOURCES INC                                                        76,000               76,000
COFLEXIP-SPONSORED ADR                                                          23,270               23,270
DIAMOND OFFSHORE DRILLING                                18,000                195,800              213,800             632,250
FALCON DRILLING COMPANY INC                                                    521,800              521,800
PETROLEUM GEO SERVICES ADR                                                     239,100              239,100
SCHLUMBERGER LTD                                                               161,900              161,900
TRANSOCEAN SEDCO FOREX INC                                                      31,343               31,343
                                                                                                                   ------------
                                                                                                                      1,574,119
                                                                                                                   ------------
Retail Trade

ALBERTSONS INC                                           27,500                                      27,500             914,375
BEST BUY INC                                                                   128,500              128,500
CIRCUIT CITY STORES INC                                                        100,700              100,700
CVS CORP                                                                       159,200              159,200
DARDEN RESTAURANTS INC                                                         206,000              206,000
FEDERATED DEPT STORES INC NEW                            10,700                                      10,700             361,125
HOME DEPOT INC                                                                  69,150               69,150
MCDONALDS CORP                                           18,700                                      18,700             615,931
NORDSTROM INC                                            23,100                                      23,100             557,288
RADIOSHACK CORP                                                                 93,700               93,700
TARGET CORP                                                                     61,400               61,400
WAL-MART STORES INC                                                            150,700              150,700
                                                                                                                   ------------
                                                                                                                      2,448,719
                                                                                                                   ------------

Services

ADOBE SYSTEMS INC                                                               73,500               73,500
AMERICA ONLINE INC                                                             113,000              113,000
AUTOMATIC DATA PROCESSING INC                                                  105,600              105,600
CHECK POINT  SOFTWARE TECH                                                       5,700                5,700
DUN & BRADSTREET CORP                                                          214,800              214,800
FIRST DATA CORP                                          19,100                129,600              148,700             947,838
HARRAH'S ENTERTAINMENT INC                                                      88,500               88,500
MANPOWER                                                                       128,600              128,600
MICROSOFT CORP                                                                 158,700              158,700
NETWORK APPLIANCE INC                                                           15,400               15,400
ORACLE CORP                                                                    148,400              148,400
SUN MICROSYSTEMS  INC                                                          123,800              123,800
TIME WARNER INC                                                                 16,400               16,400
USA NETWORKS INC                                                               101,500              101,500
WALT DISNEY PRODUCTIONS                                  20,300                155,500              175,800             787,894
                                                                                                                   ------------
                                                                                                                      1,735,731
                                                                                                                   ------------

                                                   LIBERTY GROWTH &            PRO FORMA
                                                      INCOME FUND           COMBINED MARKET
                                                     MARKET VALUE                VALUE
COMMON STOCKS                                      ----------------         ---------------

TERADYNE INC                                             4,586,400                4,586,400
TEXACO INC                                                                          734,850
TEXAS INSTRUMENTS INC                                    5,385,100                5,385,100
UNITED TECHNOLOGIES CORP                                10,038,188               10,491,525
USG CORP NEW                                             1,922,738                1,922,738
USX-MARATHON GROUP                                                                  859,644
VISTEON CORP                                               403,611                  403,611
WEATHERFORD INTERNATIONAL                                6,561,100                6,561,100
WESTVACO CORP                                            6,664,638                6,664,638
WEYERHAEUSER CO                                          2,184,400                2,184,400
WHIRLPOOL CORP                                           3,967,788                3,967,788
XEROX CORP                                                                          713,800
                                                    --------------          ---------------
                                                       559,572,362              587,199,762
                                                    --------------          ---------------

Mining & Energy

ANADARKO PETROLEUM                                                                  941,869
BURLINGTON RESOURCES INC                                 2,907,000                2,907,000
COFLEXIP-SPONSORED ADR                                   1,407,835                1,407,835
DIAMOND OFFSHORE DRILLING                                6,877,475                7,509,725
FALCON DRILLING COMPANY INC                             12,294,913               12,294,913
PETROLEUM GEO SERVICES ADR                               4,079,644                4,079,644
SCHLUMBERGER LTD                                        12,081,788               12,081,788
TRANSOCEAN SEDCO FOREX INC                               1,674,892                1,674,892
                                                    --------------          ---------------
                                                        41,323,545               42,897,664
                                                    --------------          ---------------
Retail Trade

ALBERTSONS INC                                                                      914,375
BEST BUY INC                                             8,127,625                8,127,625
CIRCUIT CITY STORES INC                                  3,341,981                3,341,981
CVS CORP                                                 6,368,000                6,368,000
DARDEN RESTAURANTS INC                                   3,347,500                3,347,500
FEDERATED DEPT STORES INC NEW                                                       361,125
HOME DEPOT INC                                           3,453,178                3,453,178
MCDONALDS CORP                                                                      615,931
NORDSTROM INC                                                                       557,288
RADIOSHACK CORP                                          4,439,038                4,439,038
TARGET CORP                                              3,561,200                3,561,200
WAL-MART STORES INC                                      8,684,088                8,684,088
                                                    --------------          ---------------
                                                        41,322,609               43,771,328
                                                    --------------          ---------------

Services

ADOBE SYSTEMS INC                                        9,555,000                9,555,000
AMERICA ONLINE INC                                       5,960,750                5,960,750
AUTOMATIC DATA PROCESSING INC                            5,656,200                5,656,200
CHECK POINT  SOFTWARE TECH                               1,206,975                1,206,975
DUN & BRADSTREET CORP                                    6,148,650                6,148,650
FIRST DATA CORP                                          6,431,400                7,379,238
HARRAH'S ENTERTAINMENT INC                               1,852,969                1,852,969
MANPOWER                                                 4,115,200                4,115,200
MICROSOFT CORP                                          12,696,000               12,696,000
NETWORK APPLIANCE INC                                    1,239,700                1,239,700
ORACLE CORP                                             12,474,875               12,474,875
SUN MICROSYSTEMS  INC                                   11,258,063               11,258,063
TIME WARNER INC                                          1,246,400                1,246,400
USA NETWORKS INC                                         2,194,938                2,194,938
WALT DISNEY PRODUCTIONS                                  6,035,344                6,823,238
                                                    --------------          ---------------
                                                        88,072,463               89,808,194
                                                    --------------          ---------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

LIBERTY VALUE FUND MERGES INTO LIBERTY GROWTH & INCOME FUND

                                                                           LIBERTY GROWTH &                        LIBERTY VALUE
                                                    LIBERTY VALUE FUND       INCOME FUND          PRO FORMA         FUND MARKET
                                                          SHARES               SHARES          COMBINED SHARES         VALUE
COMMON STOCKS                                       ------------------     ----------------    ---------------     -------------

Transportation, Communications, Electric,
Gas and Sanitary Services

A T & T CORP                                             26,600                348,100              374,700             841,225
AT & T WIRELESS CORP                                                           178,200              178,200
BELL ATLANTIC CORP                                                             122,600              122,600
BELLSOUTH CORP                                                                 147,300              147,300
CHRIS-CRAFT INDUSTRIES INC                                                      61,800               61,800
COMCAST CORP-SPECIAL CL A                                                       46,500               46,500
DELTA AIR LINES INC                                                             79,600               79,600
DUKE ENERGY                                                                     60,100               60,100
EDISON INTERNATIONAL                                                           235,700              235,700
ENTERGY CORP                                             18,600                252,400              271,000             505,688
GTE CORP                                                                       201,400              201,400
P G & E CORP                                             10,700                116,000              126,700             263,488
PMC-SIERRA INC                                                                  16,800               16,800
RF MICRO DEVICES INC                                                            47,400               47,400
SBC COMMUNICATIONS INC                                                         409,400              409,400
SOUTHERN CO                                              24,800                                      24,800             578,150
SPRINT CORP (FON GROUP)                                                        189,200              189,200
TELEPHONE & DATA                                                                24,300               24,300
TIDEWATER INC                                            14,900                                      14,900             536,400
TXU CORP                                                                       164,500              164,500
UAL INC                                                                         56,000               56,000
UNICOM CORPORATION                                                             160,400              160,400
UNION PACIFIC CORP                                       11,300                137,900              149,200             420,219
US CELLULAR CORP                                                                29,700               29,700
WORLDCOM INC                                             16,600                                      16,600             761,526
                                                                                                                   ------------
                                                                                                                      3,906,695
                                                                                                                   ------------

Wholesale Trade

SYSCO CORP                                                                     182,600              182,600


Total Common Stocks                                                                                                  43,856,620
                                                                                                                   ------------

CASH EQUIVALENTS                                         Par                    Par                 Par

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                       $1,567,000           $ 25,932,000         $ 27,499,000           1,567,000
                                                                                                                   ------------

TOTAL INVESTMENTS (COST OF $43,810,733,
$976,414,426 AND $1,020,225,159, RESPECTIVELY)                                                                     $ 45,423,620
                                                                                                                   ============

                                                      LIBERTY GROWTH &            PRO FORMA
                                                         INCOME FUND           COMBINED MARKET
                                                        MARKET VALUE                VALUE
COMMON STOCKS                                         ----------------         ---------------

Transportation, Communications, Electric,
Gas and Sanitary Services

A T & T CORP                                               11,008,663               11,849,888
AT & T WIRELESS CORP                                        4,967,325                4,967,325
BELL ATLANTIC CORP                                          6,229,613                6,229,613
BELLSOUTH CORP                                              6,278,663                6,278,663
CHRIS-CRAFT INDUSTRIES INC                                  4,082,663                4,082,663
COMCAST CORP-SPECIAL CL A                                   1,883,250                1,883,250
DELTA AIR LINES INC                                         4,024,775                4,024,775
DUKE ENERGY                                                 3,388,138                3,388,138
EDISON INTERNATIONAL                                        4,831,850                4,831,850
ENTERGY CORP                                                6,862,125                7,367,813
GTE CORP                                                   12,537,150               12,537,150
P G & E CORP                                                2,856,500                3,119,988
PMC-SIERRA INC                                              2,985,150                2,985,150
RF MICRO DEVICES INC                                        4,153,425                4,153,425
SBC COMMUNICATIONS INC                                     17,706,550               17,706,550
SOUTHERN CO                                                                            578,150
SPRINT CORP (FON GROUP)                                     9,649,200                9,649,200
TELEPHONE & DATA                                            2,436,075                2,436,075
TIDEWATER INC                                                                          536,400
TXU CORP                                                    4,852,750                4,852,750
UAL INC                                                     3,258,500                3,258,500
UNICOM CORPORATION                                          6,205,475                6,205,475
UNION PACIFIC CORP                                          5,128,156                5,548,375
US CELLULAR CORP                                            1,871,100                1,871,100
WORLDCOM INC                                                                           761,526
                                                       --------------          ---------------
                                                          127,197,094              131,103,789
                                                       --------------          ---------------

Wholesale Trade

SYSCO CORP                                                  7,692,025                7,692,025
                                                       --------------          ---------------

Total Common Stocks                                     1,099,613,570            1,143,470,190
                                                       --------------          ---------------

CASH EQUIVALENTS

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                             25,932,000               27,499,000
                                                       --------------          ---------------

TOTAL INVESTMENTS (COST OF $43,810,733,
$976,414,426 AND $1,020,225,159, RESPECTIVELY)         $1,125,545,570          $ 1,170,969,190
                                                       ==============          ===============



No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                                        Liberty
                                                                              Liberty                               Growth & Income
                                                        Liberty           Growth & Income                                 Fund
                                                         Value                 Fund               Pro Forma            Pro Forma
                                                         Fund             (Acquring Fund)        Adjustments            Combined
Investments, at value                                 $ 45,423,620         $ 1,125,545,570        $       -         $1,170,969,190
Cash                                                           342                     176                -                    518
Receivable for investments sold                                  -                       -                -                      -
Payable for investments purchased                                -                       -                -                      -
Other assets less other liabilities                         18,463              35,737,174          (44,080) (a)        35,711,557

Net assets                                            $ 45,442,425         $ 1,161,282,920        $ (44,080)        $1,206,681,265

Class A:
Net assets                                            $ 10,441,098         $   309,356,714          (10,775)        $  319,787,037
Shares outstanding                                         920,529              15,017,711         (414,189)        $   15,524,051
Net asset value                                       $      11.34         $         20.60                          $        20.60

Class B:
Net assets                                            $ 19,380,181         $   822,643,366          (23,778)        $  841,999,769
Shares outstanding                                       1,714,187              41,382,562         (740,475)        $   42,356,274
Net asset value                                       $      11.31         $         19.88                          $        19.88

Class C:
Net assets                                            $  1,934,018         $    29,281,763           (1,570)        $   31,214,211
Shares outstanding                                         171,022               1,465,147          (74,330)        $    1,561,839
Net asset value                                       $      11.31         $         19.99                          $        19.99

Class Z:
Net assets                                            $ 13,687,128         $         1,077           (7,958)        $   13,680,247
Shares outstanding                                       1,206,557                      52         (546,096)        $      660,513
Net asset value                                       $      11.34         $         20.71                          $        20.71


(a) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization of $26,420 and $17,660 to be borne by Liberty Value Fund and Liberty Growth & Income Fund, respectively. These costs reflect each fund's share of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                 Liberty Financial        Fund
          Liberty Value Fund                            50%                50%
          Liberty Growth & Income Fund                  75%                25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                         LIBERTY VALUE    LIBERTY GROWTH     PRO FORMA         PRO FORMA
                                                              FUND        & INCOME FUND     ADJUSTMENTS         COMBINED
                                                         -----------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                     852,965        15,573,131              -          16,426,096
Interest                                                       46,028         1,966,931              -           2,012,959
                                                         -------------    --------------    -----------        -----------
   Total investment income                                    898,993        17,540,062              -          18,439,055

EXPENSES
Management fee                                                356,825         9,452,952        (89,207) (a)      9,720,570
Service fee - Class A, B, C                                    80,902         3,099,842              -  (a)      3,180,744
Distribution fee - Class B                                    144,648         6,593,089              -  (a)      6,737,737
Distribution fee - Class C                                     11,951           244,861              -  (a)        256,812
Transfer agent fee                                             94,869         2,728,605       (262,818) (d)      2,560,656
Bookkeeping fee                                                27,000           420,040        (15,850) (a)        431,190
Trustees fee                                                    7,463            56,473        (17,323) (b)         46,613
All other expenses                                            129,672         1,052,407       (264,579) (c)        917,500
                                                         -------------    --------------    -----------        -----------
   Total operating expenses                                   853,330        23,648,269       (649,777)         23,851,822
                                                         -------------    --------------    -----------        -----------
Expense reimbursement                                        (281,305)                -        281,305  (a)              -
                                                         -------------    --------------    -----------        -----------
   Net Expenses                                               572,025        23,648,269       (368,472)         23,851,822

NET INVESTMENT INCOME (LOSS)                                  326,968        (6,108,207)       368,472          (5,412,767)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                    (5,244,334)      183,532,200              -         178,287,866
Change in net unrealized depreciation
 during the period on investments                          (1,924,598)     (170,105,574)             -        (172,030,171)
                                                         -------------    --------------    -----------        -----------
      Net Gain (Loss)                                      (7,168,932)       13,426,626              -           6,257,695
                                                         -------------    --------------    -----------        -----------
Increase (Decrease) in Net Assets from Operations          (6,841,963)        7,318,419        368,472             844,927


(a)  Based on the contract in effect for the surviving fund.

(b)  Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for Liberty Value Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                 LIBERTY ALL-STAR      LIBERTY GROWTH &
                                                                 GROWTH & INCOME         INCOME FUND                PRO FORMA
                                                                   FUND SHARES             SHARES               COMBINED SHARES
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                     133,100                  133,100


Construction

HALLIBURTON CO                                                          2,975                                           2,975


Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                 3,286                                           3,286
ACE LIMITED                                                            10,950                 81,700                   92,650
AFLAC INC                                                               4,271                                           4,271
ALLMERICA FINANCIAL CORP                                                3,375                                           3,375
AMBAC FINANCIAL GROUP INC                                               1,300                 40,500                   41,800
AMER INTERNATIONAL GROUP INC                                            1,100                132,275                  133,375
AMERICAN EXPRESS CO                                                                          144,000                  144,000
ASTORIA FINANCIAL CORP                                                    600                                             600
AXA FINANICAL INC                                                       4,300                140,500                  144,800
BANK OF AMERICA CORP                                                      700                231,234                  231,934
BANK ONE                                                                4,100                                           4,100
BEAR STEARNS COMPANIES INC                                                                    30,173                   30,173
C.I.T. GROUP INC-A                                                      2,000                                           2,000
CAPITAL ONE FINANCIAL CORP                                              1,000                 72,100                   73,100
CHASE MANHATTAN CORP (NEW)                                              3,250                186,450                  189,700
CIGNA CORP                                                              2,275                                           2,275
CINCINNATI FINANCIAL CORP                                                                    188,300                  188,300
CITIGROUP INC                                                           8,490                523,300                  531,790
CITY NATIONAL CORP                                                                           119,500                  119,500
COUNTRYWIDE CREDIT INDUSTRIES                                          10,593                                          10,593
FANNIE MAE                                                                400                163,400                  163,800
FIRST UNION CORP                                                        2,800                                           2,800
FLEET BOSTON FINANCIAL CORP                                             4,000                348,600                  352,600
FREDDIE MAC                                                             9,096                108,300                  117,396
GOLDEN STATE BANCORP                                                                         171,300                  171,300
GOLDEN WEST FINANCIAL CORP                                                                    89,100                   89,100
GOLDMAN SACHS GROUP INC                                                   500                                             500
HCA-THE HEALTHCARE CORP                                                                      346,100                  346,100
HOUSEHOLD INTERNATIONAL INC                                                                   83,300                   83,300
J P MORGAN & CO INC                                                                           55,100                   55,100
KEYCORP                                                                 1,200                                           1,200
KIMCO REALTY CORP                                                       1,700                                           1,700
KNIGHT TRADING GROUP INC                                                                      59,800                   59,800
LEHMAN BROTHERS HLDG INC                                                                     100,900                  100,900
LOEWS CORP                                                                                    42,000                   42,000
MBNA CORP                                                                                    210,300                  210,300
METLIFE INC                                                             1,700                                           1,700
MGIC INV CORP                                                                                123,000                  123,000
MORGAN STANLEY DEAN WITTER                                              1,900                165,900                  167,800
NATIONWIDE FINANCIAL SERV A                                                                  228,700                  228,700
PACIFIC CENTURY FINL CORP                                                                    145,500                  145,500
PMI GROUP INC                                                                                131,100                  131,100
PNC FINANCIAL SERVICES GROUP                                            3,350                104,900                  108,250
PROGRESSIVE CORP OHIO                                                   4,900                                           4,900
PROVIDIAN FINANCIAL CORP                                                2,650                 30,100                   32,750
SCHWAB (CHARLES) CORP                                                   7,950                                           7,950
SOVEREIGN BANCORP INC                                                                        505,200                  505,200
STARWOOD HOTELS & RESORTS WOR                                           2,600                                           2,600
TRIZEC HAHN CORP                                                        8,400                                           8,400
U.S. BANCORP                                                            3,000                                           3,000
UNIONBANCAL CORPORATION                                                                      155,100                  155,100
UNITED HEALTHCARE CORP                                                                       126,700                  126,700
VORNADO REALTY TRUST                                                    1,500                                           1,500
WASHINGTON MUTUAL  INC                                                  2,000                                           2,000
WELLPOINT HEALTH NETWORKS                                               2,100                                           2,100
WELLS FARGO & CO                                                        4,193                 57,800                   61,993
XL CAPITAL LTD-CLASS A                                                  4,090                                           4,090
ZIONS BANCORPORATION                                                    1,300                                           1,300





Manufacturing

3COM CORPORATION                                                        1,100                                           1,100
ADC TELECOMMUNICATIONS INC                                                                    81,500                   81,500

                                                          LIBERTY ALL-STAR       LIBERTY GROWTH &           PRO FORMA
                                                          GROWTH & INCOME          INCOME FUND           COMBINED MARKET
                                                         FUND MARKET VALUE        MARKET VALUE                VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                         $    3,884,856          $     3,884,856
                                                                                 --------------          ---------------

Construction

HALLIBURTON CO                                             $    140,383                                          140,383
                                                           ------------                                  ---------------

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                          80,712                                           80,712
ACE LIMITED                                                     306,600               2,287,600                2,594,200
AFLAC INC                                                       196,199                                          196,199
ALLMERICA FINANCIAL CORP                                        176,766                                          176,766
AMBAC FINANCIAL GROUP INC                                        71,256               2,219,906                2,291,162
AMER INTERNATIONAL GROUP INC                                    129,250              15,542,313               15,671,563
AMERICAN EXPRESS CO                                                                   7,506,000                7,506,000
ASTORIA FINANCIAL CORP                                           15,450                                           15,450
AXA FINANICAL INC                                               146,200               4,777,000                4,923,200
BANK OF AMERICA CORP                                             30,100               9,943,062                9,973,162
BANK ONE                                                        108,906                                          108,906
BEAR STEARNS COMPANIES INC                                                            1,255,951                1,255,951
C.I.T. GROUP INC-A                                               32,500                                           32,500
CAPITAL ONE FINANCIAL CORP                                       44,625               3,217,463                3,262,088
CHASE MANHATTAN CORP (NEW)                                      149,703               8,588,353                8,738,056
CIGNA CORP                                                      212,713                                          212,713
CINCINNATI FINANCIAL CORP                                                             5,919,681                5,919,681
CITIGROUP INC                                                   511,523              31,528,825               32,040,348
CITY NATIONAL CORP                                                                    4,242,250                4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                                   321,100                                          321,100
FANNIE MAE                                                       20,875               8,527,438                8,548,313
FIRST UNION CORP                                                 69,475                                           69,475
FLEET BOSTON FINANCIAL CORP                                     136,000              11,852,400               11,988,400
FREDDIE MAC                                                     368,388               4,386,150                4,754,538
GOLDEN STATE BANCORP                                                                  3,083,400                3,083,400
GOLDEN WEST FINANCIAL CORP                                                            3,636,394                3,636,394
GOLDMAN SACHS GROUP INC                                          47,438                                           47,438
HCA-THE HEALTHCARE CORP                                                              10,512,788               10,512,788
HOUSEHOLD INTERNATIONAL INC                                                           3,462,156                3,462,156
J P MORGAN & CO INC                                                                   6,067,888                6,067,888
KEYCORP                                                          21,150                                           21,150
KIMCO REALTY CORP                                                69,700                                           69,700
KNIGHT TRADING GROUP INC                                                              1,782,788                1,782,788
LEHMAN BROTHERS HLDG INC                                                              9,541,356                9,541,356
LOEWS CORP                                                                            2,520,000                2,520,000
MBNA CORP                                                                             5,704,388                5,704,388
METLIFE INC                                                      35,806                                           35,806
MGIC INV CORP                                                                         5,596,500                5,596,500
MORGAN STANLEY DEAN WITTER                                      158,175              13,811,175               13,969,350
NATIONWIDE FINANCIAL SERV A                                                           7,518,513                7,518,513
PACIFIC CENTURY FINL CORP                                                             2,127,938                2,127,938
PMI GROUP INC                                                                         6,227,250                6,227,250
PNC FINANCIAL SERVICES GROUP                                    157,031               4,917,188                5,074,219
PROGRESSIVE CORP OHIO                                           362,600                                          362,600
PROVIDIAN FINANCIAL CORP                                        238,500               2,709,000                2,947,500
SCHWAB (CHARLES) CORP                                           267,319                                          267,319
SOVEREIGN BANCORP INC                                                                 3,552,188                3,552,188
STARWOOD HOTELS & RESORTS WOR                                    84,013                                           84,013
TRIZEC HAHN CORP                                                150,150                                          150,150
U.S. BANCORP                                                     57,750                                           57,750
UNIONBANCAL CORPORATION                                                               2,879,044                2,879,044
UNITED HEALTHCARE CORP                                                               10,864,525               10,864,525
VORNADO REALTY TRUST                                             52,125                                           52,125
WASHINGTON MUTUAL  INC                                           57,750                                           57,750
WELLPOINT HEALTH NETWORKS                                       152,119                                          152,119
WELLS FARGO & CO                                                162,479               2,239,750                2,402,229
XL CAPITAL LTD-CLASS A                                          221,371                                          221,371
ZIONS BANCORPORATION                                             59,658                                           59,658
                                                           ------------          --------------          ---------------

                                                              5,483,474             230,548,616              236,032,090
                                                           ------------          --------------          ---------------

Manufacturing

3COM CORPORATION                                                 63,388                                           63,388
ADC TELECOMMUNICATIONS INC                                                            6,835,813                6,835,813

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                    LIBERTY ALL-STAR      LIBERTY GROWTH &
                                                    GROWTH & INCOME         INCOME FUND                PRO FORMA
                                                      FUND SHARES             SHARES               COMBINED SHARES
COMMON STOCKS

AGILENT TECHNOLOGIES INC                                   1,200                 28,986                   30,186
ALCAN ALUMINUM LTD                                         5,000                                           5,000
ALCOA INC                                                  7,560                111,400                  118,960
ALLEGHENY TECHNOLOGIES INC                                 1,200                                           1,200
ALZA CORP                                                  1,500                                           1,500
AMERICAN HOME PRODUCTS CORP                                  600                                             600
AMGEN INC                                                  3,250                 80,800                   84,050
ANALOG DEVICES INC.                                                              82,900                   82,900
ANHEUSER BUSCH INC                                         2,100                162,600                  164,700
APPLE COMPUTER INC                                                               49,600                   49,600
APPLIED MATLS                                              2,900                129,200                  132,100
APPLIED MICRO CIRCUITS CORP                                                      11,600                   11,600
ATMEL CORP                                                                      116,900                  116,900
AVENTIS-SPON ADR                                           1,100                                           1,100
AVON PRODUCTS INC                                          9,184                                           9,184
BAKER HUGHES INC                                             800                                             800
BAUSCH & LOMB INC                                                               125,200                  125,200
BAXTER INTERNATIONAL INC                                   4,400                                           4,400
BECKMAN COULTER INC                                                              29,100                   29,100
BESTFOODS                                                  1,100                190,600                  191,700
BIOGEN INC                                                 3,050                                           3,050
BOEING CO                                                  3,793                332,800                  336,593
BP AMOCO PLC-ADR                                                                150,000                  150,000
BRISTOL-MYERS SQUIBB CO                                    3,200                166,200                  169,400
BRUNSWICK CORP                                                                  227,400                  227,400
CATERPILLAR INC                                            3,755                                           3,755
CHEVRON CORP                                                                    119,200                  119,200
CISCO SYSTEMS INC                                          7,400                456,200                  463,600
CLOROX CO                                                    500                                             500
COCA COLA CO                                                 700                 19,700                   20,400
COMPAQ COMPUTER CORP                                       7,000                                           7,000
COMVERSE TECH                                                                    32,200                   32,200
COOPER INDUSTRIES INC                                        700                                             700
CORNING INCORPORATED                                                             21,100                   21,100
DEERE & CO                                                 9,500                                           9,500
DELL COMPUTER CORPORATION                                  8,900                                           8,900
DELPHI AUTOMOTIVE SYSTEMS                                                       253,600                  253,600
DIAGEO PLC ADR                                             5,193                                           5,193
DOVER CORP                                                 3,793                                           3,793
DOW CHEMICAL CO                                                                 350,500                  350,500
EI DUPONT DE NEMOURS & CO INC                              2,900                 60,200                   63,100
ELI LILLY & CO                                             1,000                114,500                  115,500
EMC CORP                                                   1,000                108,400                  109,400
EMERSON ELECTRIC CO                                        3,306                                           3,306
EXXON MOBIL CORPORATION                                    3,916                365,165                  369,081
FMC CORP                                                                         43,200                   43,200
FORD MOTOR CO                                                600                266,300                  266,900
GATEWAY INC                                                                      51,000                   51,000
GENERAL ELECTRIC CO                                        2,700                640,500                  643,200
GILLETTE CO                                                4,350                                           4,350
GRANT PRIDECO INC                                                               164,800                  164,800
H J HEINZ CO                                               1,400                                           1,400
HEWLETT-PACKARD CO                                         1,600                 90,400                   92,000
HONEYWELL INTERNATIONAL INC                                  900                 77,437                   78,337
ILLINOIS TOOL WORKS INC                                    2,800                                           2,800
INGERSOLL RAND CO                                          2,525                                           2,525
INTEL CORP                                                 5,450                232,800                  238,250
INTERNATIONAL GAME TECH                                                          61,300                   61,300
INTERNATIONAL PAPER CO                                                          180,700                  180,700
INTL BUSINESS MACHINES CORP                                1,720                130,800                  132,520
INTUIT INC                                                 1,700                                           1,700
JDS UNIPHASE CORP                                          1,050                                           1,050
JOHNSON & JOHNSON                                                                69,900                   69,900
JOHNSON CONTROLS INC                                                             81,500                   81,500
KIMBERLY CLARK CORP                                        3,400                 66,000                   69,400
LEAR CORP                                                  2,800                                           2,800
LOCKHEED MARTIN CORP                                                            422,400                  422,400
LSI LOGIC CORP                                                                   53,200                   53,200
LUCENT TECHNOLOGIES INC                                    2,800                 42,800                   45,600
LYONDELL PETRO                                                                  211,300                  211,300
MAXIM INTEGRATED PRODUCTS INC                              4,550                                           4,550
MEDTRONIC INC                                              2,400                                           2,400
MERCK & CO INC                                                                  155,800                  155,800
MICROCHIP TECHNOLOGY                                                            115,800                  115,800
MINNESOTA MINING & MFG CO                                  4,142                130,300                  134,442
MOTOROLA INC                                               1,560                                           1,560

                                                         LIBERTY ALL-STAR       LIBERTY GROWTH &           PRO FORMA
                                                         GROWTH & INCOME          INCOME FUND           COMBINED MARKET
                                                        FUND MARKET VALUE        MARKET VALUE                VALUE
COMMON STOCKS

AGILENT TECHNOLOGIES INC                                        88,500               2,137,718                2,226,218
ALCAN ALUMINUM LTD                                             155,000                                          155,000
ALCOA INC                                                      219,240               3,230,600                3,449,840
ALLEGHENY TECHNOLOGIES INC                                      21,600                                           21,600
ALZA CORP                                                       88,688                                           88,688
AMERICAN HOME PRODUCTS CORP                                     35,250                                           35,250
AMGEN INC                                                      228,313               5,676,200                5,904,513
ANALOG DEVICES INC.                                                                  6,300,400                6,300,400
ANHEUSER BUSCH INC                                             156,843              12,144,188               12,301,031
APPLE COMPUTER INC                                                                   2,597,800                2,597,800
APPLIED MATLS                                                  262,813              11,708,750               11,971,563
APPLIED MICRO CIRCUITS CORP                                                          1,145,500                1,145,500
ATMEL CORP                                                                           4,310,688                4,310,688
AVENTIS-SPON ADR                                                79,819                                           79,819
AVON PRODUCTS INC                                              408,688                                          408,688
BAKER HUGHES INC                                                25,600                                           25,600
BAUSCH & LOMB INC                                                                    9,687,350                9,687,350
BAXTER INTERNATIONAL INC                                       309,375                                          309,375
BECKMAN COULTER INC                                                                  1,698,713                1,698,713
BESTFOODS                                                       76,175              13,199,050               13,275,225
BIOGEN INC                                                     196,725                                          196,725
BOEING CO                                                      158,595              13,915,200               14,073,795
BP AMOCO PLC-ADR                                                                     8,484,375                8,484,375
BRISTOL-MYERS SQUIBB CO                                        186,400               9,681,150                9,867,550
BRUNSWICK CORP                                                                       3,766,313                3,766,313
CATERPILLAR INC                                                127,201                                          127,201
CHEVRON CORP                                                                        10,109,650               10,109,650
CISCO SYSTEMS INC                                              470,363              28,997,212               29,467,575
CLOROX CO                                                       22,406                                           22,406
COCA COLA CO                                                    40,206               1,131,519                1,171,725
COMPAQ COMPUTER CORP                                           178,938                                          178,938
COMVERSE TECH                                                                        2,994,600                2,994,600
COOPER INDUSTRIES INC                                           22,794                                           22,794
CORNING INCORPORATED                                                                 5,694,363                5,694,363
DEERE & CO                                                     351,500                                          351,500
DELL COMPUTER CORPORATION                                      438,881                                          438,881
DELPHI AUTOMOTIVE SYSTEMS                                                            3,693,050                3,693,050
DIAGEO PLC ADR                                                 184,676                                          184,676
DOVER CORP                                                     153,854                                          153,854
DOW CHEMICAL CO                                                                     10,580,719               10,580,719
EI DUPONT DE NEMOURS & CO INC                                  126,875               2,633,750                2,760,625
ELI LILLY & CO                                                  99,875              11,435,688               11,535,563
EMC CORP                                                        76,938               8,340,025                8,416,963
EMERSON ELECTRIC CO                                            199,600                                          199,600
EXXON MOBIL CORPORATION                                        307,406              28,665,453               28,972,859
FMC CORP                                                                             2,505,600                2,505,600
FORD MOTOR CO                                                   25,800              11,450,900               11,476,700
GATEWAY INC                                                                          2,894,250                2,894,250
GENERAL ELECTRIC CO                                            143,100              33,946,500               34,089,600
GILLETTE CO                                                    151,978                                          151,978
GRANT PRIDECO INC                                                                    4,120,000                4,120,000
H J HEINZ CO                                                    61,250                                           61,250
HEWLETT-PACKARD CO                                             199,800              11,288,700               11,488,500
HONEYWELL INTERNATIONAL INC                                     30,319               2,608,659                2,638,978
ILLINOIS TOOL WORKS INC                                        159,600                                          159,600
INGERSOLL RAND CO                                              101,631                                          101,631
INTEL CORP                                                     728,597              31,122,450               31,851,047
INTERNATIONAL GAME TECH                                                              1,624,450                1,624,450
INTERNATIONAL PAPER CO                                                               5,387,119                5,387,119
INTL BUSINESS MACHINES CORP                                    188,448              14,330,775               14,519,223
INTUIT INC                                                      70,338                                           70,338
JDS UNIPHASE CORP                                              125,869                                          125,869
JOHNSON & JOHNSON                                                                    7,121,063                7,121,063
JOHNSON CONTROLS INC                                                                 4,181,969                4,181,969
KIMBERLY CLARK CORP                                            195,075               3,786,750                3,981,825
LEAR CORP                                                       56,000                                           56,000
LOCKHEED MARTIN CORP                                                                10,480,800               10,480,800
LSI LOGIC CORP                                                                       2,879,450                2,879,450
LUCENT TECHNOLOGIES INC                                        165,900               2,535,900                2,701,800
LYONDELL PETRO                                                                       3,539,275                3,539,275
MAXIM INTEGRATED PRODUCTS INC                                  309,116                                          309,116
MEDTRONIC INC                                                  119,550                                          119,550
MERCK & CO INC                                                                      11,938,175               11,938,175
MICROCHIP TECHNOLOGY                                                                 6,747,159                6,747,159
MINNESOTA MINING & MFG CO                                      341,715              10,749,750               11,091,465
MOTOROLA INC                                                    45,338                                           45,338

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                    LIBERTY ALL-STAR      LIBERTY GROWTH &
                                                    GROWTH & INCOME         INCOME FUND                PRO FORMA
                                                      FUND SHARES             SHARES               COMBINED SHARES
Common Stocks
MYLAN LABORATORIES, INC                                                         238,600                  238,600
NEWS CORP LTD ADR                                          1,400                                           1,400
NOKIA CORP ADR                                             4,500                112,400                  116,900
NORTEL NETWORKS CORP                                         700                                             700
PACCAR INC                                                                      137,100                  137,100
PE CORP-PE BIOSYSTEMS GROUP                                  300                                             300
PEPSI BOTTLING GROUP                                                            324,800                  324,800
PEPSICO INC                                                                     262,800                  262,800
PFIZER INC                                                 7,025                388,675                  395,700
PHARMACIA CORPORATION                                      8,796                                           8,796
PHILIP MORRIS CO INC                                       2,800                280,400                  283,200
PROCTER & GAMBLE CO                                        1,850                157,300                  159,150
QUAKER OATS CO                                                                  121,000                  121,000
ROHM & HAAS CO                                             1,900                                           1,900
ROYAL DUTCH PETRO-NY SHARES                                  700                254,300                  255,000
SABRE HOLDINGS CORP                                        4,230                                           4,230
SARA LEE CORP                                              6,300                                           6,300
SCHERING-PLOUGH CORP                                       1,100                 86,400                   87,500
SEAGATE TECHNOLOGY INC                                       600                                             600
SEAGRAMS CO. LTD.                                          1,000                                           1,000
TELLABS INC                                                  400                                             400
TEMPLE INLAND INC                                          1,000                 24,700                   25,700
TERADYNE INC                                                                     62,400                   62,400
TEXAS INSTRUMENTS INC                                        900                 78,400                   79,300
TEXTRON INC                                                2,600                                           2,600
TOSCO CORP                                                   800                                             800
TYCO INT'L LTD                                             3,600                                           3,600
UNITED TECHNOLOGIES CORP                                                        170,500                  170,500
USG CORP NEW                                                                     63,300                   63,300
UST INC                                                    4,200                                           4,200
USX-MARATHON GROUP                                         4,800                                           4,800
VISTEON CORP                                                  75                 33,288                   33,363
WEATHERFORD INTERNATIONAL                                                       164,800                  164,800
WESTVACO CORP                                                                   268,600                  268,600
WEYERHAEUSER CO                                                                  50,800                   50,800
WHIRLPOOL CORP                                                                   85,100                   85,100





Mining & Energy

APACHE CORP                                                2,800                                           2,800
BURLINGTON RESOURCES INC                                   7,500                 76,000                   83,500
COFLEXIP-SPONSORED ADR                                                           23,270                   23,270
CONOCO INC-CL B                                            5,800                                           5,800
CONOCO INC-CL A                                            6,450                                           6,450
DEVON ENERGY CORPORATION                                   2,708                                           2,708
DIAMOND OFFSHORE DRILLING                                                       195,800                  195,800
FALCON DRILLING COMPANY INC                                                     521,800                  521,800
GLOBAL MARINE INC                                          1,100                                           1,100
OCCIDENTAL PETROLEUM                                       7,700                                           7,700
PETROLEUM GEO SERVICES ADR                                                      239,100                  239,100
SCHLUMBERGER LTD                                                                161,900                  161,900
TRANSOCEAN SEDCO FOREX INC                                                       31,343                   31,343





Retail Trade

BEST BUY INC                                                                    128,500                  128,500
CIRCUIT CITY STORES INC                                      600                100,700                  101,300
COSTCO WHOLESALE CORP                                      2,550                                           2,550
CVS CORP                                                                        159,200                  159,200
DARDEN RESTAURANTS INC                                                          206,000                  206,000
FEDERATED DEPT STORES INC NEW                              4,500                                           4,500
HARCOURT GENERAL INC                                       4,725                                           4,725
HOME DEPOT INC                                             4,600                 69,150                   73,750
LIMITED INC                                                6,000                                           6,000
MAY DEPARTMENT STORES CO                                   5,214                                           5,214
MCDONALDS CORP                                             5,112                                           5,112
RADIOSHACK CORP                                                                  93,700                   93,700
SAFEWAY INC                                                2,400                                           2,400
TARGET CORP                                                  600                 61,400                   62,000
TIFFANY & CO                                               1,300                                           1,300
TJX COMPANIES, INC                                         1,400                                           1,400
WAL-MART STORES INC                                        3,150                150,700                  153,850

                                                           LIBERTY ALL-STAR       LIBERTY GROWTH &           PRO FORMA
                                                           GROWTH & INCOME          INCOME FUND           COMBINED MARKET
                                                          FUND MARKET VALUE        MARKET VALUE                VALUE
Common Stocks
MYLAN LABORATORIES, INC                                                                4,354,450                4,354,450
NEWS CORP LTD ADR                                                 76,300                                           76,300
NOKIA CORP ADR                                                   224,719               5,612,975                5,837,694
NORTEL NETWORKS CORP                                              47,775                                           47,775
PACCAR INC                                                                             5,441,156                5,441,156
PE CORP-PE BIOSYSTEMS GROUP                                       19,763                                           19,763
PEPSI BOTTLING GROUP                                                                   9,480,100                9,480,100
PEPSICO INC                                                                           11,678,175               11,678,175
PFIZER INC                                                       337,200              18,656,400               18,993,600
PHARMACIA CORPORATION                                            454,643                                          454,643
PHILIP MORRIS CO INC                                              74,375               7,448,125                7,522,500
PROCTER & GAMBLE CO                                              105,913               9,005,425                9,111,338
QUAKER OATS CO                                                                         9,090,125                9,090,125
ROHM & HAAS CO                                                    65,550                                           65,550
ROYAL DUTCH PETRO-NY SHARES                                       43,094              15,655,344               15,698,438
SABRE HOLDINGS CORP                                              120,555                                          120,555
SARA LEE CORP                                                    121,669                                          121,669
SCHERING-PLOUGH CORP                                              55,550               4,363,200                4,418,750
SEAGATE TECHNOLOGY INC                                            33,000                                           33,000
SEAGRAMS CO. LTD.                                                 58,000                                           58,000
TELLABS INC                                                       27,375                                           27,375
TEMPLE INLAND INC                                                 42,000               1,037,400                1,079,400
TERADYNE INC                                                                           4,586,400                4,586,400
TEXAS INSTRUMENTS INC                                             61,819               5,385,100                5,446,919
TEXTRON INC                                                      141,213                                          141,213
TOSCO CORP                                                        22,650                                           22,650
TYCO INT'L LTD                                                   170,550                                          170,550
UNITED TECHNOLOGIES CORP                                                              10,038,188               10,038,188
USG CORP NEW                                                                           1,922,738                1,922,738
UST INC                                                           61,688                                           61,688
USX-MARATHON GROUP                                               120,300                                          120,300
VISTEON CORP                                                         909                 403,611                  404,520
WEATHERFORD INTERNATIONAL                                                              6,561,100                6,561,100
WESTVACO CORP                                                                          6,664,638                6,664,638
WEYERHAEUSER CO                                                                        2,184,400                2,184,400
WHIRLPOOL CORP                                                                         3,967,788                3,967,788
                                                            ------------          --------------          ---------------

                                                              11,268,551             559,572,362              570,840,912
                                                            ------------          --------------          ---------------

Mining & Energy

APACHE CORP                                                      164,675                                          164,675
BURLINGTON RESOURCES INC                                         286,875               2,907,000                3,193,875
COFLEXIP-SPONSORED ADR                                                                 1,407,835                1,407,835
CONOCO INC-CL B                                                  142,463                                          142,463
CONOCO INC-CL A                                                  141,900                                          141,900
DEVON ENERGY CORPORATION                                         152,156                                          152,156
DIAMOND OFFSHORE DRILLING                                                              6,877,475                6,877,475
FALCON DRILLING COMPANY INC                                                           12,294,913               12,294,913
GLOBAL MARINE INC                                                 31,006                                           31,006
OCCIDENTAL PETROLEUM                                             162,181                                          162,181
PETROLEUM GEO SERVICES ADR                                                             4,079,644                4,079,644
SCHLUMBERGER LTD                                                                      12,081,788               12,081,788
TRANSOCEAN SEDCO FOREX INC                                                             1,674,892                1,674,892
                                                            ------------          --------------          ---------------

                                                               1,081,256              41,323,545               42,404,801
                                                            ------------          --------------          ---------------

Retail Trade

BEST BUY INC                                                                           8,127,625                8,127,625
CIRCUIT CITY STORES INC                                           19,913               3,341,981                3,361,894
COSTCO WHOLESALE CORP                                             84,150                                           84,150
CVS CORP                                                                               6,368,000                6,368,000
DARDEN RESTAURANTS INC                                                                 3,347,500                3,347,500
FEDERATED DEPT STORES INC NEW                                    151,875                                          151,875
HARCOURT GENERAL INC                                             256,922                                          256,922
HOME DEPOT INC                                                   229,713               3,453,178                3,682,891
LIMITED INC                                                      129,750                                          129,750
MAY DEPARTMENT STORES CO                                         125,136                                          125,136
MCDONALDS CORP                                                   168,377                                          168,377
RADIOSHACK CORP                                                                        4,439,038                4,439,038
SAFEWAY INC                                                      108,300                                          108,300
TARGET CORP                                                       34,800               3,561,200                3,596,000
TIFFANY & CO                                                      87,750                                           87,750
TJX COMPANIES, INC                                                26,250                                           26,250
WAL-MART STORES INC                                              181,519               8,684,087                8,865,606
                                                            ------------          --------------          ---------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                    LIBERTY ALL-STAR      LIBERTY GROWTH &
                                                    GROWTH & INCOME         INCOME FUND                PRO FORMA
                                                      FUND SHARES             SHARES               COMBINED SHARES
COMMON STOCKS





Services

ADOBE SYSTEMS INC                                                                73,500                   73,500
AMERICA ONLINE INC                                         1,200                113,000                  114,200
AUTOMATIC DATA PROCESSING INC                                                   105,600                  105,600
CENDANT CORP                                               2,100                                           2,100
CHECK POINT SOFTWARE TECH                                                         5,700                    5,700
CITRIX SYS INC                                               500                                             500
COMPUTER ASSOCIATES INT'L INC                             11,423                                          11,423
DUN & BRADSTREET CORP                                                           214,800                  214,800
ELECTRONIC DATA SYSTEMS CORP                                 900                                             900
FIRST DATA CORP                                                                 129,600                  129,600
GENENTECH INC                                                800                                             800
HARRAH'S ENTERTAINMENT INC                                                       88,500                   88,500
MANPOWER                                                                        128,600                  128,600
MICROSOFT CORP                                             4,250                158,700                  162,950
NETWORK APPLIANCE INC                                                            15,400                   15,400
NEWS CORP LTD-SPONS ADR PRF                                4,548                                           4,548
ORACLE CORP                                                  600                148,400                  149,000
PARAMETRIC TECHNOLOGY CORP                                 6,400                                           6,400
PAYCHEX INC                                                6,150                                           6,150
PIXAR INC                                                  2,200                                           2,200
SENSORMATIC ELECTRONICS CORP                               1,600                                           1,600
SIEBEL SYSTEMS INC                                         2,650                                           2,650
SUN MICROSYSTEMS  INC                                      1,600                123,800                  125,400

                                                          LIBERTY ALL-STAR       LIBERTY GROWTH &           PRO FORMA
                                                          GROWTH & INCOME          INCOME FUND           COMBINED MARKET
                                                         FUND MARKET VALUE        MARKET VALUE                VALUE
COMMON STOCKS
                                                              1,604,453              41,322,609               42,927,062
                                                           ------------          --------------          ---------------

Services

ADOBE SYSTEMS INC                                                                     9,555,000                9,555,000
AMERICA ONLINE INC                                               63,300               5,960,750                6,024,050
AUTOMATIC DATA PROCESSING INC                                                         5,656,200                5,656,200
CENDANT CORP                                                     29,400                                           29,400
CHECK POINT SOFTWARE TECH                                                             1,206,975                1,206,975
CITRIX SYS INC                                                    9,469                                            9,469
COMPUTER ASSOCIATES INT'L INC                                   584,715                                          584,715
DUN & BRADSTREET CORP                                                                 6,148,650                6,148,650
ELECTRONIC DATA SYSTEMS CORP                                     37,125                                           37,125
FIRST DATA CORP                                                                       6,431,400                6,431,400
GENENTECH INC                                                   137,600                                          137,600
HARRAH'S ENTERTAINMENT INC                                                            1,852,969                1,852,969
MANPOWER                                                                              4,115,200                4,115,200
MICROSOFT CORP                                                  340,000              12,696,000               13,036,000
NETWORK APPLIANCE INC                                                                 1,239,700                1,239,700
NEWS CORP LTD-SPONS ADR PRF                                     216,030                                          216,030
ORACLE CORP                                                      50,438              12,474,875               12,525,313
PARAMETRIC TECHNOLOGY CORP                                       70,400                                           70,400
PAYCHEX INC                                                     258,300                                          258,300
PIXAR INC                                                        77,550                                           77,550
SENSORMATIC ELECTRONICS CORP                                     25,300                                           25,300
SIEBEL SYSTEMS INC                                              433,441                                          433,441
SUN MICROSYSTEMS  INC                                           145,500              11,258,063               11,403,563

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                    LIBERTY ALL-STAR      LIBERTY GROWTH &
                                                    GROWTH & INCOME         INCOME FUND                PRO FORMA
                                                      FUND SHARES             SHARES               COMBINED SHARES
COMMON STOCKS
SYNOPSYS INC                                               1,900                                           1,900
TIME WARNER INC                                            2,200                 16,400                   18,600
USA NETWORKS INC                                                                101,500                  101,500
WALT DISNEY PRODUCTIONS                                    3,600                155,500                  159,100





Transportation, Communications,
  Electric, Gas and Sanitary
  Services

AT&T CORP                                                  4,100                348,100                  352,200
ALLEGIANCE TELECOM INC                                       250                                             250
AMFM INC                                                   3,500                                           3,500
AMR CORP                                                   4,000                                           4,000
AT&T WIRELESS CORP                                                              178,200                  178,200
AT&T CORP-LIBERTY MEDIA A                                  3,600                                           3,600
BELL ATLANTIC CORP                                         2,400                122,600                  125,000
BELLSOUTH CORP                                                                  147,300                  147,300
BURLINGTON NORTH SANTA FE CORP                             6,647                                           6,647
CABLEVISION SYSTEMS CL-A                                   1,200                                           1,200
CARNIVAL CORP-CL A                                         4,200                                           4,200
CHRIS-CRAFT INDUSTRIES INC                                                       61,800                   61,800
COLUMBIA ENERGY GROUP                                        700                                             700
COMCAST CORP-SPECIAL CL A                                    500                 46,500                   47,000
COX COMMUNICATIONS INC-CL A                                2,150                                           2,150
CSX CORP                                                   2,500                                           2,500
DELTA AIR LINES INC                                        3,000                 79,600                   82,600
DTE ENERGY CO                                                800                                             800
DUKE ENERGY                                                                      60,100                   60,100
DYNEGY INC                                                   400                                             400
EDISON INTERNATIONAL                                                            235,700                  235,700
EL PASO ENERGY CORP                                        6,200                                           6,200
ENTERGY CORP                                                                    252,400                  252,400
FLORIDA PROGRESS CORP                                      2,000                                           2,000
GLOBAL CROSSING LTD                                        1,000                                           1,000
GTE CORP                                                   2,950                201,400                  204,350
KANSAS CITY SOUTHN INDS INC                                3,750                                           3,750
LEVEL 3 COMMUNICATIONS                                       250                                             250
P G & E CORP                                                 900                116,000                  116,900
PECO ENERGY CO                                             4,100                                           4,100
PMC-SIERRA INC                                                                   16,800                   16,800
QWEST COMMUNICATIONS INTL                                    500                                             500
RELIANT ENERGY INC                                         5,400                                           5,400
RF MICRO DEVICES INC                                                             47,400                   47,400
SBC COMMUNICATIONS INC                                     9,959                409,400                  419,359
SOUTHWEST AIRLINES CO                                      8,650                                           8,650
SPRINT CORP (FON GROUP)                                    3,253                189,200                  192,453
SPRINT CORP PCS                                              500                                             500
TELEPHONE & DATA                                                                 24,300                   24,300
TXU CORP                                                                        164,500                  164,500
UAL INC                                                                          56,000                   56,000
UNICOM CORPORATION                                                              160,400                  160,400
UNION PACIFIC CORP                                         1,400                137,900                  139,300
UNITED PARCEL SERVICE-CL B                                 2,300                                           2,300
US CELLULAR CORP                                                                 29,700                   29,700
WASTE MANAGEMENT INC                                       1,200                                           1,200
WILLIAMS COMPANIES INC                                     1,900                                           1,900
WORLDCOM INC                                               5,200                                           5,200





Wholesale Trade

SYSCO CORP                                                                      182,600                  182,600


Total Common Stocks


CASH EQUIVALENTS                                          Par                   Par                      Par

WARBURG REPURCHASE AGREEMENT
6.60% 7/3/2000                                         $ 972,000           $ 25,932,000               26,904,000


TOTAL INVESTMENTS (COST OF $25,098,509,
  $976,414,426 AND $1,001,512,935,
  RESPECTIVELY)


                                                            LIBERTY ALL-STAR       LIBERTY GROWTH &           PRO FORMA
                                                            GROWTH & INCOME          INCOME FUND           COMBINED MARKET
                                                           FUND MARKET VALUE        MARKET VALUE                VALUE
COMMON STOCKS
SYNOPSYS INC                                                       65,669                                           65,669
TIME WARNER INC                                                   167,200               1,246,400                1,413,600
USA NETWORKS INC                                                                        2,194,938                2,194,938
WALT DISNEY PRODUCTIONS                                           139,725               6,035,344                6,175,069
                                                             ------------          --------------          ---------------

                                                                2,851,160              88,072,463               90,923,623
                                                             ------------          --------------          ---------------

Transportation, Communications,
  Electric, Gas and Sanitary
  Services

AT&T CORP                                                         129,663              11,008,662               11,138,325
ALLEGIANCE TELECOM INC                                             16,000                                           16,000
AMFM INC                                                          241,500                                          241,500
AMR CORP                                                          105,750                                          105,750
AT&T WIRELESS CORP                                                                      4,967,325                4,967,325
AT&T CORP-LIBERTY MEDIA A                                          87,300                                           87,300
BELL ATLANTIC CORP                                                121,950               6,229,613                6,351,563
BELLSOUTH CORP                                                                          6,278,663                6,278,663
BURLINGTON NORTH SANTA FE CORP                                    152,466                                          152,466
CABLEVISION SYSTEMS CL-A                                           81,450                                           81,450
CARNIVAL CORP-CL A                                                 81,900                                           81,900
CHRIS-CRAFT INDUSTRIES INC                                                              4,082,663                4,082,663
COLUMBIA ENERGY GROUP                                              45,938                                           45,938
COMCAST CORP-SPECIAL CL A                                          20,250               1,883,250                1,903,500
COX COMMUNICATIONS INC-CL A                                        97,959                                           97,959
CSX CORP                                                           52,969                                           52,969
DELTA AIR LINES INC                                               151,688               4,024,775                4,176,463
DTE ENERGY CO                                                      24,450                                           24,450
DUKE ENERGY                                                                             3,388,138                3,388,138
DYNEGY INC                                                         27,325                                           27,325
EDISON INTERNATIONAL                                                                    4,831,850                4,831,850
EL PASO ENERGY CORP                                               315,813                                          315,813
ENTERGY CORP                                                                            6,862,125                6,862,125
FLORIDA PROGRESS CORP                                              93,750                                           93,750
GLOBAL CROSSING LTD                                                26,313                                           26,313
GTE CORP                                                          183,638              12,537,150               12,720,788
KANSAS CITY SOUTHN INDS INC                                       332,578                                          332,578
LEVEL 3 COMMUNICATIONS                                             22,000                                           22,000
P G & E CORP                                                       22,163               2,856,500                2,878,663
PECO ENERGY CO                                                    165,281                                          165,281
PMC-SIERRA INC                                                                          2,985,150                2,985,150
QWEST COMMUNICATIONS INTL                                          24,844                                           24,844
RELIANT ENERGY INC                                                159,638                                          159,638
RF MICRO DEVICES INC                                                                    4,153,425                4,153,425
SBC COMMUNICATIONS INC                                            430,727              17,706,550               18,137,277
SOUTHWEST AIRLINES CO                                             163,809                                          163,809
SPRINT CORP (FON GROUP)                                           165,903               9,649,200                9,815,103
SPRINT CORP PCS                                                    29,750                                           29,750
TELEPHONE & DATA                                                                        2,436,075                2,436,075
TXU CORP                                                                                4,852,750                4,852,750
UAL INC                                                                                 3,258,500                3,258,500
UNICOM CORPORATION                                                                      6,205,475                6,205,475
UNION PACIFIC CORP                                                 52,063               5,128,156                5,180,219
UNITED PARCEL SERVICE-CL B                                        135,700                                          135,700
US CELLULAR CORP                                                                        1,871,100                1,871,100
WASTE MANAGEMENT INC                                               22,800                                           22,800
WILLIAMS COMPANIES INC                                             79,206                                           79,206
WORLDCOM INC                                                      238,550                                          238,550
                                                             ------------          --------------          ---------------

                                                                4,103,080             127,197,093              131,300,173
                                                             ------------          --------------          ---------------

Wholesale Trade

SYSCO CORP                                                                              7,692,025                7,692,025
                                                                                   --------------          ---------------

Total Common Stocks                                            26,532,356           1,099,613,570            1,126,145,926
                                                             ------------          --------------          ---------------

CASH EQUIVALENTS

WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                                    972,000              25,932,000               26,904,000
                                                             ------------          --------------          ---------------

TOTAL INVESTMENTS (COST OF $25,098,509,
  $976,414,426 AND $1,001,512,935,
  RESPECTIVELY)                                              $ 27,504,356          $1,125,545,570          $ 1,153,049,926
                                                             ============          ==============          ===============

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                                     Liberty
                                                                         Liberty                                 Growth & Income
                                           Liberty All-Star         Growth & Income                                   Fund
                                           Growth & Income                Fund                Pro Forma             Pro Forma
                                                Fund                (Acquiring Fund)         Adjustments            Combined
Investments, at value                        $ 27,504,356            $ 1,125,545,570          $       -          $1,153,049,926
Cash                                                4,096                        176                  -                   4,272
Receivable for investments sold                         -                          -                  -                       -
Payable for investments purchased                       -                          -                  -                       -
Other assets less other liabilities                   621                 35,737,174            (42,344) (a)         35,695,451

Net assets                                   $ 27,509,073            $ 1,161,282,920          $ (42,344)         $1,188,749,649


Class A:
Net assets                                   $  4,299,897            $   309,356,714             (8,563)         $  313,648,048
Shares outstanding                                368,742                 15,017,711           (160,419)         $   15,226,034
Net asset value                              $      11.66            $      20.60                                $        20.60

Class B:
Net assets                                   $ 16,346,839            $   822,643,366            (27,178)         $  838,963,027
Shares outstanding                              1,415,688                 41,382,562           (594,738)         $   42,203,512
Net asset value                              $      11.55            $         19.88                             $        19.88

Class C:
Net assets                                   $  4,524,072            $    29,281,763             (4,505)         $   33,801,330
Shares outstanding                                391,868                  1,465,147           (165,726)         $    1,691,289
Net asset value                              $      11.54            $         19.99                             $        19.99

Class Z:
Net assets                                   $  2,338,265            $         1,077             (2,098)         $    2,337,244
Shares outstanding                                199,907                         52            (87,112)         $      112,847
Net asset value                              $      11.70            $         20.71                             $        20.71


(a) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization of $24,684 and $17,660 to be borne by the All Star Fund and Growth & Income Fund, respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                   Liberty Financial      Fund
          Liberty All-Star Growth & Income Fund           50%              50%
          Liberty Growth & Income Fund                    75%              25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                                  LIBERTY ALL-STAR   LIBERTY GROWTH     PRO FORMA        PRO FORMA
                                                                  GROWTH & INCOME    & INCOME FUND     ADJUSTMENTS       COMBINED
                                                                  ------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                              268,398         15,573,131            --          15,841,529
Interest                                                                37,185          1,966,931            --           2,004,115
                                                                     ---------        -----------       -------         -----------
   Total investment income                                             305,583         17,540,062            --          17,845,645

EXPENSES
Management fee                                                         132,571          9,452,952            --  (a)      9,585,523
Administration fee                                                      44,190                 --       (44,190) (a)             --
Service fee - Class A, B, C                                             49,748          3,099,842            --  (a)      3,149,590
Distribution fee - Class B                                              95,935          6,593,089            --  (a)      6,689,024
Distribution fee - Class C                                              27,559            244,861            --  (a)        272,420
Transfer agent fee                                                      46,431          2,728,605      (259,171) (d)      2,515,865
Bookkeeping fee                                                         27,000            420,040       (21,477) (a)        425,563
Trustees fee                                                            12,950             56,473       (23,532) (b)         45,891
All other expenses                                                     221,950          1,052,407      (388,357) (c)        886,000
                                                                     ---------        -----------       -------         -----------
   Total operating expenses                                            658,334         23,648,269      (736,727)         23,569,876
                                                                     ---------        -----------       -------         -----------
Expense reimbursement                                                 (208,902)                --       208,902  (a)             --
                                                                     ---------        -----------       -------         -----------
   Net Expenses                                                        449,432         23,648,269      (527,825)         23,569,876

NET INVESTMENT LOSS                                                   (143,849)        (6,108,207)      527,825          (5,724,232)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                               (118,211)       183,532,200            --         183,413,989
Change in net unrealized appreciation/depreciation
 during the period on investments                                    1,816,980       (170,105,574)           --        (168,288,594)
                                                                     ---------        -----------       -------         -----------
      Net Gain                                                       1,698,769         13,426,626            --          15,125,395
                                                                     ---------        -----------       -------         -----------
Increase in Net Assets from Operations                               1,554,920          7,318,419       527,825           9,401,163


(a)      Based on the contract in effect for the surviving fund.

(b)      Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS

                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2000 (UNAUDITED)

                             SR&F
                            GROWTH                  LIBERTY                SR&F GROWTH     LIBERTY
                           & INCOME     LIBERTY     GROWTH &    PRO FORMA   & INCOME      VALUE FUND  LIBERTY GROWTH     PRO FORMA
                          PORTFOLIO   VALUE FUND  INCOME FUND   COMBINED    PORTFOLIO       MARKET    & INCOME FUND      COMBINED
                            SHARES      SHARES      SHARES       SHARES    MARKET VALUE     VALUE      MARKET VALUE    MARKET VALUE
COMMON STOCKS

Agriculture, Forestry &
  Fishing

CANADIAN NATL RAILWAY CO                              133,100     133,100                             $    3,884,856  $    3,884,856
                                                                                                      --------------  --------------

Finance, Insurance &
  Real Estate

ACE LIMITED                                            81,700      81,700                                  2,287,600       2,287,600
AETNA INC                                 10,900                   10,900                $   699,644                         699,644
AMBAC FINANCIAL GROUP
  INC                                                  40,500      40,500                                  2,219,906       2,219,906
AMER INTERNATIONAL GROUP
  INC                                                 132,275     132,275                                 15,542,313      15,542,313
AMERICAN EXPRESS CO          240,000                  144,000     384,000  $ 12,510,000                    7,506,000      20,016,000
AON CORP                                  33,200                   33,200                  1,031,275                       1,031,275
AXA FINANCIAL INC                                     140,500     140,500                                  4,777,000       4,777,000
BANK OF AMERICA CORP          67,896                  231,234     299,130     2,919,528                    9,943,062      12,862,590
BANK ONE                                  31,000                   31,000                    823,438                         823,438
BEAR STEARNS COMPANIES
  INC                                                  30,173      30,173                                  1,255,951       1,255,951
CAPITAL ONE FINANCIAL
  CORP                                                 72,100      72,100                                  3,217,463       3,217,463
CHASE MANHATTAN CORP
  (NEW)                      193,200                  186,450     379,650     8,899,275                    8,588,353      17,487,628
CINCINNATI FINANCIAL
  CORP                                                188,300     188,300                                  5,919,681       5,919,681
CITIGROUP INC                244,810                  523,300     768,110    14,749,803                   31,528,825      46,278,628
CITY NATIONAL CORP                                    119,500     119,500                                  4,242,250       4,242,250
FANNIE MAE                   161,000                  163,400     324,400     8,402,188                    8,527,438      16,929,625
FIRSTAR CORP                              18,000                   18,000                    379,125                         379,125
FLEET BOSTON FINANCIAL
  CORP                                    16,100      348,600     364,700                    547,400      11,852,400      12,399,800
FREDDIE MAC                               19,500      108,300     127,800                    789,750       4,386,150       5,175,900
GOLDEN STATE BANCORP                                  171,300     171,300                                  3,083,400       3,083,400
GOLDEN WEST FINANCIAL
  CORP                                                 89,100      89,100                                  3,636,394       3,636,394
HCA-THE HEALTHCARE CORP                               346,100     346,100                                 10,512,788      10,512,788
HOUSEHOLD INTERNATIONAL
  INC                                                  83,300      83,300                                  3,462,156       3,462,156
J P MORGAN & CO INC                                    55,100      55,100                                  6,067,888       6,067,888
KNIGHT TRADING GROUP INC                               59,800      59,800                                  1,782,788       1,782,788
LEHMAN BROTHERS HLDG INC                              100,900     100,900                                  9,541,356       9,541,356
LOEWS CORP                                             42,000      42,000                                  2,520,000       2,520,000
MBNA CORP                                             210,300     210,300                                  5,704,388       5,704,388
MGIC INV CORP                                         123,000     123,000                                  5,596,500       5,596,500
MORGAN STANLEY DEAN
  WITTER                                              165,900     165,900                                 13,811,175      13,811,175
NATIONWIDE FINANCIAL
  SERV A                                              228,700     228,700                                  7,518,513       7,518,513
PACIFIC CENTURY FINL
  CORP                                                145,500     145,500                                  2,127,938       2,127,938
PMI GROUP INC                                         131,100     131,100                                  6,227,250       6,227,250
PNC FINANCIAL SERVICES
  GROUP                                               104,900     104,900                                  4,917,188       4,917,188
PROVIDIAN FINANCIAL CORP                               30,100      30,100                                  2,709,000       2,709,000
SOVEREIGN BANCORP INC                                 505,200     505,200                                  3,552,188       3,552,188
UNIONBANCAL CORPORATION                               155,100     155,100                                  2,879,044       2,879,044
UNITED HEALTHCARE CORP                     5,900      126,700     132,600                    505,925      10,864,525      11,370,450
WASHINGTON MUTUAL  INC                    23,100                   23,100                    667,013                         667,013
WELLS FARGO & CO             156,660                   57,800     214,460     6,070,575                    2,239,750       8,310,325
XL CAPITAL LTD-CLASS A                    20,700                   20,700                  1,120,388                       1,120,388
                                                                           ------------  -----------  --------------  --------------

                                                                             53,551,368    6,563,956     230,548,616     290,663,941
                                                                           ------------  -----------  --------------  --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2000 (UNAUDITED)

                             SR&F
                            GROWTH                  LIBERTY                SR&F GROWTH     LIBERTY
                           & INCOME     LIBERTY     GROWTH &    PRO FORMA   & INCOME      VALUE FUND  LIBERTY GROWTH     PRO FORMA
                          PORTFOLIO   VALUE FUND  INCOME FUND   COMBINED    PORTFOLIO       MARKET    & INCOME FUND      COMBINED
                            SHARES      SHARES      SHARES       SHARES    MARKET VALUE     VALUE      MARKET VALUE    MARKET VALUE
Manufacturing

ABBOTT LABS                               31,600                   31,600                  1,408,175                       1,408,175
ADC TELECOMMUNICATIONS
  INC                                                  81,500      81,500                                  6,835,813       6,835,813
AGILENT TECHNOLOGIES INC                               28,986      28,986                                  2,137,718       2,137,718
ALCOA INC                                             111,400     111,400                                  3,230,600       3,230,600
AMERADA HESS CORP                         17,000                   17,000                  1,049,750                       1,049,750
AMGEN INC                                              80,800      80,800                                  5,676,200       5,676,200
ANALOG DEVICES INC.                                    82,900      82,900                                  6,300,400       6,300,400
ANHEUSER BUSCH INC                                    162,600     162,600                                 12,144,188      12,144,188
APPLE COMPUTER INC                                     49,600      49,600                                  2,597,800       2,597,800
APPLIED MATLS                 80,000                  129,200     209,200     7,250,000                   11,708,750      18,958,750
APPLIED MICRO CIRCUITS
  CORP                                                 11,600      11,600                                  1,145,500       1,145,500
ATMEL CORP                                            116,900     116,900                                  4,310,688       4,310,688
AVON PRODUCTS INC             40,000                               40,000     1,780,000                                    1,780,000
BAUSCH & LOMB INC                                     125,200     125,200                                  9,687,350       9,687,350
BAXTER INTERNATIONAL INC      95,000                               95,000     6,679,688                                    6,679,688
BECKMAN COULTER INC                                    29,100      29,100                                  1,698,713       1,698,713
BESTFOODS                                 21,800      190,600     212,400                  1,509,650      13,199,050      14,708,700
BIOMET INC                   127,000                              127,000     4,881,563                                    4,881,563
BOEING CO                     99,600      25,700      332,800     458,100     4,164,525    1,074,581      13,915,200      19,154,306
BOSTON SCIENTIFIC CORP                    19,700                   19,700                    432,169                         432,169
BP AMOCO PLC-ADR             242,810                  150,000     392,810    13,733,940                    8,484,375      22,218,315
BRISTOL-MYERS SQUIBB CO      150,000                  166,200     316,200     8,737,500                    9,681,150      18,418,650
BRUNSWICK CORP                                        227,400     227,400                                  3,766,313       3,766,313
CHEVRON CORP                               6,300      119,200     125,500                    534,319      10,109,650      10,643,969
CISCO SYSTEMS INC             90,000                  456,200     546,200     5,720,625                   28,997,213      34,717,838
COCA COLA CO                                           19,700      19,700                                  1,131,519       1,131,519
COMPAQ COMPUTER CORP         195,000      18,100                  213,100     4,984,688      462,681                       5,447,369
COMVERSE TECH                                          32,200      32,200                                  2,994,600       2,994,600
CORNING INCORPORATED                                   21,100      21,100                                  5,694,363       5,694,363
DELPHI AUTOMOTIVE
  SYSTEMS                                 41,282      253,600     294,882                    601,169       3,693,050       4,294,219
DOW CHEMICAL CO                                       350,500     350,500                                 10,580,719      10,580,719
EASTMAN KODAK CO                          15,000                   15,000                    892,500                         892,500
ECOLAB INC                   250,000                              250,000     9,765,625                                    9,765,625
EI DUPONT DE NEMOURS &
  CO INC                      29,179                   60,200      89,379     1,276,581                    2,633,750       3,910,331
ELI LILLY & CO                                        114,500     114,500                                 11,435,688      11,435,688
EMC CORP                                              108,400     108,400                                  8,340,025       8,340,025
EMERSON ELECTRIC CO           50,000      15,400                   65,400     3,018,750      929,775                       3,948,525
EXXON MOBIL CORPORATION                               365,165     365,165                                 28,665,453      28,665,453
FMC CORP                                               43,200      43,200                                  2,505,600       2,505,600
FORD MOTOR CO                                         266,300     266,300                                 11,450,900      11,450,900
GATEWAY INC                                            51,000      51,000                                  2,894,250       2,894,250
GENERAL ELECTRIC CO          234,000                  640,500     874,500    12,402,000                   33,946,500      46,348,500
GENERAL MILLS INC                         16,500                   16,500                    631,125                         631,125
GEORGIA PACIFIC (TIMBER
  GRP)                        75,000                               75,000     1,621,875                                    1,621,875
GEORGIA PACIFIC CORP         170,000      20,300                  190,300     4,462,500      532,875                       4,995,375
GILLETTE CO                  134,400                              134,400     4,695,600                                    4,695,600
GRANT PRIDECO INC                                     164,800     164,800                                  4,120,000       4,120,000
HEWLETT-PACKARD CO                                     90,400      90,400                                 11,288,700      11,288,700

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2000 (UNAUDITED)

                             SR&F
                            GROWTH                  LIBERTY                SR&F GROWTH     LIBERTY
                           & INCOME     LIBERTY     GROWTH &    PRO FORMA   & INCOME      VALUE FUND  LIBERTY GROWTH     PRO FORMA
                          PORTFOLIO   VALUE FUND  INCOME FUND   COMBINED    PORTFOLIO       MARKET    & INCOME FUND      COMBINED
                            SHARES      SHARES      SHARES       SHARES    MARKET VALUE     VALUE      MARKET VALUE    MARKET VALUE
HONEYWELL INTERNATIONAL
  INC                        152,500                   77,437     229,937     5,137,344                    2,608,659       7,746,003
HUBBELL INC CL B              70,400                               70,400     1,795,200                                    1,795,200
INGERSOLL RAND CO                         15,900                   15,900                    639,975                         639,975
INTEL CORP                    40,000                  232,800     272,800     5,347,500                   31,122,450      36,469,950
INTERNATIONAL GAME TECH                                61,300      61,300                                  1,624,450       1,624,450
INTERNATIONAL PAPER CO                                180,700     180,700                                  5,387,119       5,387,119
INTL BUSINESS MACHINES
  CORP                       105,000                  130,800     235,800    11,504,063                   14,330,775      25,834,838
JOHNSON & JOHNSON                                      69,900      69,900                                  7,121,063       7,121,063
JOHNSON CONTROLS INC                                   81,500      81,500                                  4,181,969       4,181,969
KIMBERLY CLARK CORP                       13,200       66,000      79,200                    757,350       3,786,750       4,544,100
LEAR CORP                    140,000                              140,000     2,800,000                                    2,800,000
LITTLEFUSE INC                35,000                               35,000     1,715,000                                    1,715,000
LOCKHEED MARTIN CORP                                  422,400     422,400                                 10,480,800      10,480,800
LSI LOGIC CORP                                         53,200      53,200                                  2,879,450       2,879,450
LUCENT TECHNOLOGIES INC                                42,800      42,800                                  2,535,900       2,535,900
LYONDELL PETRO                                        211,300     211,300                                  3,539,275       3,539,275
MATTEL INC                                56,800                   56,800                    749,050                         749,050
MERCK & CO INC                            14,300      155,800     170,100                  1,095,738      11,938,175      13,033,913
MICROCHIP TECHNOLOGY                                  115,800     115,800                                  6,747,159       6,747,159
MINNESOTA MINING & MFG
  CO                                       9,600      130,300     139,900                    792,000      10,749,750      11,541,750
MOTOROLA INC                  45,000      12,900                   57,900     1,307,813      374,906                       1,682,719
MYLAN LABORATORIES, INC                               238,600     238,600                                  4,354,450       4,354,450
NABISCO HOLDINGS CORP                     16,800                   16,800                    882,000                         882,000
NIKE INC CL B                             25,100                   25,100                    999,294                         999,294
NOKIA CORP ADR                                        112,400     112,400                                  5,612,975       5,612,975
PACCAR INC                                            137,100     137,100                                  5,441,156       5,441,156
PEPSI BOTTLING GROUP                                  324,800     324,800                                  9,480,100       9,480,100
PEPSICO INC                               22,000      262,800     284,800                    977,625      11,678,175      12,655,800
PFIZER INC                   316,250                  388,675     704,925    15,180,000                   18,656,400      33,836,400
PHARMACIA CORPORATION        149,500                              149,500     7,727,281                                    7,727,281
PHILIP MORRIS CO INC         203,000      48,600      280,400     532,000     5,392,188    1,290,938       7,448,125      14,131,250
PRAXAIR INC                               15,000                   15,000                    561,563                         561,563
PROCTER & GAMBLE CO           81,000      20,500      157,300     258,800     4,637,250    1,173,625       9,005,425      14,816,300
QUAKER OATS CO                                        121,000     121,000                                  9,090,125       9,090,125
ROYAL DUTCH PETRO-NY
  SHARES                                  17,600      254,300     271,900                  1,083,500      15,655,344      16,738,844
SABRE HOLDINGS CORP           36,132                               36,132     1,029,762                                    1,029,762
SARA LEE CORP                144,000      72,100                  216,100     2,781,000    1,392,431                       4,173,431
SCHERING-PLOUGH CORP                      24,100       86,400     110,500                  1,217,050       4,363,200       5,580,250
SHERWIN WILLIAMS CO                       38,700                   38,700                    819,956                         819,956
TEMPLE INLAND INC                                      24,700      24,700                                  1,037,400       1,037,400
TERADYNE INC                                           62,400      62,400                                  4,586,400       4,586,400
TEXACO INC                                13,800                   13,800                    734,850                         734,850
TEXAS INSTRUMENTS INC                                  78,400      78,400                                  5,385,100       5,385,100
TRIBUNE CO                   100,000                              100,000     3,500,000                                    3,500,000
UNION CARBIDE CORP           111,100                              111,100     5,499,450                                    5,499,450
UNITED TECHNOLOGIES CORP                   7,700      170,500     178,200                    453,338      10,038,188      10,491,525
USG CORP NEW                                           63,300      63,300                                  1,922,738       1,922,738
USX-MARATHON GROUP                        34,300                   34,300                    859,644                         859,644
VISTEON CORP                                           33,288      33,288                                    403,611         403,611
WEATHERFORD
  INTERNATIONAL                                       164,800     164,800                                  6,561,100       6,561,100
WESTVACO CORP                                         268,600     268,600                                  6,664,638       6,664,638

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2000 (UNAUDITED)

                             SR&F
                            GROWTH                  LIBERTY                SR&F GROWTH     LIBERTY
                           & INCOME     LIBERTY     GROWTH &    PRO FORMA   & INCOME      VALUE FUND  LIBERTY GROWTH     PRO FORMA
                          PORTFOLIO   VALUE FUND  INCOME FUND   COMBINED    PORTFOLIO       MARKET    & INCOME FUND      COMBINED
                            SHARES      SHARES      SHARES       SHARES    MARKET VALUE     VALUE      MARKET VALUE    MARKET VALUE
WEYERHAEUSER CO                                        50,800      50,800                                  2,184,400       2,184,400
WHIRLPOOL CORP                                         85,100      85,100                                  3,967,788       3,967,788
XEROX CORP                                34,400                   34,400                    713,800                         713,800
                                                                           ------------  -----------  --------------  --------------

                                                                            170,529,308   27,627,400     559,572,362     757,729,070
                                                                           ------------  -----------  --------------  --------------

Mining & Energy

ANADARKO PETROLEUM                        19,100                   19,100                    941,869                         941,869
BURLINGTON RESOURCES INC                               76,000      76,000                                  2,907,000       2,907,000
COFLEXIP-SPONSORED ADR                                 23,270      23,270                                  1,407,835       1,407,835
CONOCO INC-CL B               61,421                               61,421     1,508,653                                    1,508,653
CONOCO INC-CL A              104,800                              104,800     2,305,600                                    2,305,600
DIAMOND OFFSHORE
  DRILLING                                18,000      195,800     213,800                    632,250       6,877,475       7,509,725
ENRON CORP                   115,000                              115,000     7,417,500                                    7,417,500
FALCON DRILLING COMPANY
  INC                                                 521,800     521,800                                 12,294,913      12,294,913
PETROLEUM GEO SERVICES
  ADR                                                 239,100     239,100                                  4,079,644       4,079,644
SCHLUMBERGER LTD                                      161,900     161,900                                 12,081,788      12,081,788
TRANSOCEAN SEDCO FOREX
  INC                                                  31,343      31,343                                  1,674,892       1,674,892
                                                                           ------------  -----------  --------------  --------------

                                                                             11,231,753    1,574,119      41,323,545      54,129,417
                                                                           ------------  -----------  --------------  --------------

Retail Trade

ALBERTSONS INC                            27,500                   27,500                    914,375                         914,375
BEST BUY INC                                          128,500     128,500                                  8,127,625       8,127,625
CIRCUIT CITY STORES INC                               100,700     100,700                                  3,341,981       3,341,981
CVS CORP                                              159,200     159,200                                  6,368,000       6,368,000
DARDEN RESTAURANTS INC                                206,000     206,000                                  3,347,500       3,347,500
FEDERATED DEPT STORES
  INC NEW                     80,000      10,700                   90,700     2,700,000      361,125                       3,061,125
HOME DEPOT INC                                         69,150      69,150                                  3,453,178       3,453,178
MCDONALDS CORP                            18,700                   18,700                    615,931                         615,931
NORDSTROM INC                             23,100                   23,100                    557,288                         557,288
RADIOSHACK CORP                                        93,700      93,700                                  4,439,038       4,439,038
TARGET CORP                                            61,400      61,400                                  3,561,200       3,561,200
TJX COMPANIES, INC           252,800                              252,800     4,740,000                                    4,740,000
WALGREEN CO                  280,000                              280,000     9,012,500                                    9,012,500
WAL-MART STORES INC          150,000                  150,700     300,700     8,643,750                    8,684,088      17,327,838
                                                                           ------------  -----------  --------------  --------------

                                                                             25,096,250    2,448,719      41,322,609      68,867,578
                                                                           ------------  -----------  --------------  --------------

Services

ADOBE SYSTEMS INC                                      73,500      73,500                                  9,555,000       9,555,000
AMERICA ONLINE INC                                    113,000     113,000                                  5,960,750       5,960,750
AUTOMATIC DATA
  PROCESSING INC                                      105,600     105,600                                  5,656,200       5,656,200
CHECK POINT SOFTWARE
  TECH                                                  5,700       5,700                                  1,206,975       1,206,975
DUN & BRADSTREET CORP                                 214,800     214,800                                  6,148,650       6,148,650
FIRST DATA CORP                           19,100      129,600     148,700                    947,838       6,431,400       7,379,238
HARRAH'S ENTERTAINMENT
  INC                                                  88,500      88,500                                  1,852,969       1,852,969
HERTZ CORP-CL A               60,000                               60,000     1,683,750                                    1,683,750

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2000 (UNAUDITED)

                             SR&F
                            GROWTH                  LIBERTY                SR&F GROWTH     LIBERTY
                           & INCOME     LIBERTY     GROWTH &    PRO FORMA   & INCOME      VALUE FUND  LIBERTY GROWTH     PRO FORMA
                          PORTFOLIO   VALUE FUND  INCOME FUND   COMBINED    PORTFOLIO       MARKET    & INCOME FUND      COMBINED
                            SHARES      SHARES      SHARES       SHARES    MARKET VALUE     VALUE      MARKET VALUE    MARKET VALUE
INTERPUBLIC GROUP COS
  INC                        121,200                              121,200     5,211,600                                    5,211,600
MANPOWER                                              128,600     128,600                                  4,115,200       4,115,200
MICROSOFT CORP                                        158,700     158,700                                 12,696,000      12,696,000
NETWORK APPLIANCE INC                                  15,400      15,400                                  1,239,700       1,239,700
ORACLE CORP                                           148,400     148,400                                 12,474,875      12,474,875
SUN MICROSYSTEMS  INC                                 123,800     123,800                                 11,258,063      11,258,063
TIME WARNER INC                                        16,400      16,400                                  1,246,400       1,246,400
USA NETWORKS INC                                      101,500     101,500                                  2,194,938       2,194,938
WALT DISNEY PRODUCTIONS                   20,300      155,500     175,800                    787,894       6,035,344       6,823,238
                                                                           ------------  -----------  --------------  --------------

                                                                              6,895,350    1,735,731      88,072,463      96,703,544
                                                                           ------------  -----------  --------------  --------------

Transportation,
  Communications,
  Electric, Gas and
  Sanitary Services

A T & T CORP                  65,333      26,600      348,100     440,033     2,066,156      841,225      11,008,663      13,916,044
AMR CORP                      50,000                               50,000     1,321,875                                    1,321,875
AT & T WIRELESS CORP                                  178,200     178,200                                  4,967,325       4,967,325
BELL ATLANTIC CORP           190,320                  122,600     312,920     9,670,635                    6,229,613      15,900,248
BELLSOUTH CORP                                        147,300     147,300                                  6,278,663       6,278,663
BURLINGTON NORTH SANTA
  FE CORP                    200,000                              200,000     4,587,500                                    4,587,500
CHRIS-CRAFT INDUSTRIES
  INC                                                  61,800      61,800                                  4,082,663       4,082,663
COMCAST CORP-SPECIAL CL
  A                           30,000                   46,500      76,500     1,215,000                    1,883,250       3,098,250
CONTINENTAL AIRLINES CL
  B                          160,000                              160,000     7,520,000                                    7,520,000
DELTA AIR LINES INC                                    79,600      79,600                                  4,024,775       4,024,775
DUKE ENERGY                                            60,100      60,100                                  3,388,138       3,388,138
EDISON INTERNATIONAL                                  235,700     235,700                                  4,831,850       4,831,850
ENTERGY CORP                              18,600      252,400     271,000                    505,688       6,862,125       7,367,813
GTE CORP                                              201,400     201,400                                 12,537,150      12,537,150
KANSAS CITY SOUTHN INDS
  INC                        131,900                              131,900    11,697,881                                   11,697,881
P G & E CORP                              10,700      116,000     126,700                    263,488       2,856,500       3,119,988
PMC-SIERRA INC                                         16,800      16,800                                  2,985,150       2,985,150
RF MICRO DEVICES INC                                   47,400      47,400                                  4,153,425       4,153,425
SBC COMMUNICATIONS INC                                409,400     409,400                                 17,706,550      17,706,550
SOUTHERN CO                               24,800                   24,800                    578,150                         578,150
SPRINT CORP (FON GROUP)                               189,200     189,200                                  9,649,200       9,649,200
TELEPHONE & DATA                                       24,300      24,300                                  2,436,075       2,436,075
TIDEWATER INC                             14,900                   14,900                    536,400                         536,400
TXU CORP                                              164,500     164,500                                  4,852,750       4,852,750
UAL INC                                                56,000      56,000                                  3,258,500       3,258,500
UNICOM CORPORATION                                    160,400     160,400                                  6,205,475       6,205,475
UNION PACIFIC CORP                        11,300      137,900     149,200                    420,219       5,128,156       5,548,375
US CELLULAR CORP                                       29,700      29,700                                  1,871,100       1,871,100
WORLDCOM INC                              16,600                   16,600                    761,526                         761,526
                                                                           ------------  -----------  --------------  --------------

                                                                             38,079,047    3,906,695     127,197,094     169,182,836
                                                                           ------------  -----------  --------------  --------------

Wholesale Trade

SYSCO CORP                                            182,600     182,600                                  7,692,025       7,692,025
                                                                                                      --------------  --------------

Total Common Stocks                                                         305,383,077   43,856,620   1,099,613,570   1,448,853,267
                                                                           ------------  -----------  --------------  --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS

AS OF JUNE 30, 2000 (UNAUDITED)

                             SR&F
                            GROWTH                  LIBERTY                SR&F GROWTH     LIBERTY
                           & INCOME     LIBERTY     GROWTH &    PRO FORMA   & INCOME      VALUE FUND  LIBERTY GROWTH     PRO FORMA
                          PORTFOLIO   VALUE FUND  INCOME FUND   COMBINED    PORTFOLIO       MARKET    & INCOME FUND      COMBINED
                            SHARES      SHARES      SHARES       SHARES    MARKET VALUE     VALUE      MARKET VALUE    MARKET VALUE

CASH EQUIVALENTS             Par          Par          Par        Par
ASSOCIATES FIRST CAPITAL
  0.00% 7/3/2000          $2,130,000                            2,130,000     2,129,178                                    2,129,178
WARBURG REPURCHASE
  AGREEMENT 6.60%
  7/3/2000                            $1,567,000  $25,932,000  27,499,000                  1,567,000      25,932,000      27,499,000
                                                                           ------------  -----------  --------------  --------------

Total Cash Equivalents                                                        2,129,178    1,567,000      25,932,000      29,628,178
                                                                           ------------  -----------  --------------  --------------

TOTAL INVESTMENTS (COST
  OF $157,157,695,
  $43,810,733,
  $976,414,426 AND
  $1,177,382,854,
  RESPECTIVELY)                                                            $307,512,255  $45,423,620  $1,125,545,570  $1,478,481,445
                                                                           ============  ===========  ==============  ==============

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000 (UNAUDITED)



                                                                                                                          Liberty
                                                                                     Liberty                         Growth & Income
                                       SR&F        Liberty Value     Liberty     Growth & Income                           Fund
                                  Growth & Income  Opportunities      Value           Fund          Pro Forma            Pro Forma
                                     Portfolio         Fund           Fund       (Acquring Fund)   Adjustments           Combined
                                  ---------------  -------------   -----------   ---------------  -------------      ---------------

Investments, at value              $ 307,512,255   $ 308,179,637   $45,423,620   $ 1,125,545,570  $(308,179,637)(a)  $ 1,478,481,445
Cash                                       3,884            --             342               176           --                  4,402
Receivable for investments
   sold                                     --              --            --                --             --                   --
Payable for investments
   purchased                                --              --            --                --             --                   --
Other assets less other
   liabilities                           837,077        (351,328)       18,463        35,737,174       (247,129)(b)       35,994,257

Net assets                         $ 308,353,216   $ 307,828,309   $45,442,425   $ 1,161,282,920  $(308,426,766)     $ 1,514,480,104


Class A:
Net assets                                         $     259,166   $10,441,098   $   309,356,714       (10,800)      $   320,046,178
Shares outstanding                                         9,814       920,529        15,017,711      (411,423)      $    15,536,631
Net asset value                                    $       26.41   $     11.34   $         20.60                     $         20.60

Class B:
Net assets                                         $   1,269,238   $19,380,181   $   822,643,366       (23,899)      $   843,268,886
Shares outstanding                                        48,240     1,714,187        41,382,562      (724,873)      $    42,420,116
Net asset value                                    $       26.31   $     11.31   $         19.88                     $         19.88

Class C:
Net assets                                         $      75,057   $ 1,934,018   $    29,281,763        (1,577)      $    31,289,261
Shares outstanding                                         2,853       171,022         1,465,147       (73,428)      $     1,565,594
Net asset value                                    $       26.31   $     11.31   $         19.99                     $         19.99

Class Z:
Net assets                                         $       1,004   $13,687,128   $         1,077        (7,958)      $    13,681,251
Shares outstanding                                            38     1,206,557                52      (546,085)      $       660,562
Net asset value                                    $       26.42   $     11.34   $         20.71                     $         20.71

Class S:
Net assets                                         $ 306,223,844                                       (29,316)      $   306,194,528
Shares outstanding                                    11,601,266                                     3,182,500 (c)   $    14,783,766
Net asset value                                    $       26.40                                                     $         20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $29,470, $26,420 and and $17,660 to be borne by Liberty Value Opportunities Fund, Liberty Value Fund and Liberty Growth & Income Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                              Liberty Financial      Fund
                                              -----------------      ----

      Liberty Value Opportunities Fund               75%              25%
      Liberty Value Fund                             50%              50%
      Liberty Growth & Income Fund                   75%              25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(c) - Liberty Value Opportunities Fund shares are exchanged for new Class S shares of Liberty Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                       SRF GROWTH &   LIBERTY VALUE                     LIBERTY
                                          INCOME      OPPORTUNITIES   LIBERTY VALUE     GROWTH &      PRO FORMA          PRO FORMA
                                         PORTFOLIO         FUND            FUND        INCOME FUND   ADJUSTMENTS         COMBINED
                                       ------------    ------------   -------------   ------------   ------------      ------------

INVESTMENT INCOME
Dividends                                 4,456,261       4,451,174         852,965     15,573,131     (4,456,261)(c)    20,877,270
Interest                                  1,058,561       1,056,847          46,028      1,966,931     (1,058,561)(c)     3,069,806
                                       ------------    ------------    ------------   ------------   ------------      ------------
   Total investment income                5,514,823       5,508,021         898,993     17,540,062     (5,514,823)       23,947,075

EXPENSES

Management fee                            2,190,101            --           356,825      9,452,952        (95,934)(a)    11,903,944
Administration fee                             --           545,843            --             --         (545,843)(a)          --
Service fee - Class A, B, C                    --               866          80,902      3,099,842           --   (a)     3,181,610
Distribution fee - Class A                     --                23            --             --              (23)(a)          --
Distribution fee - Class B                     --             2,118         144,648      6,593,089           --   (a)     6,739,855
Distribution fee - Class C                     --               130          11,951        244,861           --   (a)       256,942
Transfer agent fee - Class A, B, C, Z          --               819            --             --             (819)(a)          --
Transfer agent fee - Class S                   --           799,640            --             --         (799,640)(a)          --
Transfer agent fee                            6,000            --            94,869      2,728,605        455,334(e)      3,284,808
Bookkeeping fee                              32,875          32,847          27,000        420,040          9,402(a)        522,164
Trustees fee                                 17,578           9,169           7,463         56,473        (32,131)(b)        58,552
Expenses allocated                                                                                                             --
 from SRF Growth & Income Portfolio            --         2,271,293            --             --       (2,271,293)(c)          --
All other expenses                           27,280         269,696         129,672      1,052,407       (403,775)(d)     1,048,000
                                       ------------    ------------    ------------   ------------   ------------      ------------
   Total operating expenses               2,273,834       3,932,444         853,330     23,648,269     (1,438,168)       26,995,875
                                       ------------    ------------    ------------   ------------   ------------      ------------
Expense reimbursement                          --              --          (281,305)          --          281,305(a)           --
                                       ------------    ------------    ------------   ------------   ------------      ------------
   Net Expenses                           2,273,834       3,932,444         572,025     23,648,269     (1,156,863)       26,995,875

NET INVESTMENT INCOME (LOSS)              3,240,989       1,575,577         326,968     (6,108,207)     1,156,863        (3,048,800)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                             32,232,665      32,215,860      (5,244,334)   183,532,200    (32,232,665)(c)   210,503,726
 Closed futures contracts                   748,773         693,167            --             --         (748,773)(c)       693,167
 Foreign currency transactions               (1,375)           (749)           --             --            1,375(c)           (749)
                                       ------------    ------------    ------------   ------------   ------------      ------------
    Net Realized Gain (Loss)             32,980,063      32,908,278      (5,244,334)   183,532,200    (32,980,063)      211,196,143
Change in net unrealized appreciation/
 depreciation during the period on
 investments                             63,450,655      63,542,407      (1,924,598)  (170,105,574)   (63,450,655)(c)  (108,487,764)
                                       ------------    ------------    ------------   ------------   ------------      ------------
      Net Gain (Loss)                    96,430,719      96,450,685      (7,168,932)    13,426,626    (96,430,719)      102,708,379
                                       ------------    ------------    ------------   ------------   ------------      ------------
Increase (Decrease) in Net Assets
 from Operations                         99,671,708      98,026,261      (6,841,963)     7,318,419    (95,273,856)       99,659,579


(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Due to elimination of master/feeder structure.

(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(e) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for SR&F Growth & Income Portfolio, Liberty Value Opportunities Fund, Liberty Value Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                          LIBERTY
                                                     LIBERTY     LIBERTY                  SR&F GROWTH     ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                  & INCOME         GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

COMMON STOCKS
Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                          133,100     133,100


Construction

HALLIBURTON CO                                        2,975                     2,975                   $    140,383
                                                                                                        ------------

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                               3,286                     3,286                        80,712
ACE LIMITED                                          10,950        81,700      92,650                       306,600
AFLAC INC                                             4,271                     4,271                       196,199
ALLMERICA FINANCIAL CORP                              3,375                     3,375                       176,766
AMBAC FINANCIAL GROUP INC                             1,300        40,500      41,800                        71,256
AMER INTERNATIONAL GROUP INC                          1,100       132,275     133,375                       129,250
AMERICAN EXPRESS CO                    240,000                    144,000     384,000    $ 12,510,000
ASTORIA FINANCIAL CORP                                  600                       600                        15,450
AXA FINANCIAL INC                                     4,300       140,500     144,800                       146,200
BANK OF AMERICA CORP                    67,896          700       231,234     299,830       2,919,528        30,100
BANK ONE                                              4,100                     4,100                       108,906
BEAR STEARNS COMPANIES INC                                         30,173      30,173
C.I.T. GROUP INC-A                                    2,000                     2,000                        32,500
CAPITAL ONE FINANCIAL CORP                            1,000        72,100      73,100                        44,625
CHASE MANHATTAN CORP (NEW)             193,200        3,250       186,450     382,900       8,899,275       149,703
CIGNA CORP                                            2,275                     2,275                       212,713
CINCINNATI FINANCIAL CORP                                         188,300     188,300
CITIGROUP INC                          244,810        8,490       523,300     776,600      14,749,803       511,523
CITY NATIONAL CORP                                                119,500     119,500
COUNTRYWIDE CREDIT INDUSTRIES                        10,593                    10,593                       321,100
FANNIE MAE                             161,000          400       163,400     324,800       8,402,188        20,875
FIRST UNION CORP                                      2,800                     2,800                        69,475
FLEET BOSTON FINANCIAL CORP                           4,000       348,600     352,600                       136,000
FREDDIE MAC                                           9,096       108,300     117,396                       368,388
GOLDEN STATE BANCORP                                              171,300     171,300
GOLDEN WEST FINANCIAL CORP                                         89,100      89,100
GOLDMAN SACHS GROUP INC                                 500                       500                        47,438
HCA-THE HEALTHCARE CORP                                           346,100     346,100
HOUSEHOLD INTERNATIONAL INC                                        83,300      83,300
J P MORGAN & CO INC                                                55,100      55,100



                                           LIBERTY
                                           GROWTH &        PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

COMMON STOCKS
Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO               $    3,884,856   $     3,884,856
                                       --------------   ---------------

Construction

HALLIBURTON CO                                          $       140,383
                                                        ---------------

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                         80,712
ACE LIMITED                                2,287,600         2,594,200
AFLAC INC                                                      196,199
ALLMERICA FINANCIAL CORP                                       176,766
AMBAC FINANCIAL GROUP INC                  2,219,906         2,291,163
AMER INTERNATIONAL GROUP INC              15,542,313        15,671,563
AMERICAN EXPRESS CO                        7,506,000        20,016,000
ASTORIA FINANCIAL CORP                                          15,450
AXA FINANICAL INC                          4,777,000         4,923,200
BANK OF AMERICA CORP                       9,943,062        12,892,690
BANK ONE                                                       108,906
BEAR STEARNS COMPANIES INC                 1,255,951         1,255,951
C.I.T. GROUP INC-A                                              32,500
CAPITAL ONE FINANCIAL CORP                 3,217,463         3,262,088
CHASE MANHATTAN CORP (NEW)                 8,588,353        17,637,331
CIGNA CORP                                                     212,713
CINCINNATI FINANCIAL CORP                  5,919,681         5,919,681
CITIGROUP INC                             31,528,825        46,790,150
CITY NATIONAL CORP                         4,242,250         4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                                  321,100
FANNIE MAE                                 8,527,438        16,950,500
FIRST UNION CORP                                                69,475
FLEET BOSTON FINANCIAL CORP               11,852,400        11,988,400
FREDDIE MAC                                4,386,150         4,754,538
GOLDEN STATE BANCORP                       3,083,400         3,083,400
GOLDEN WEST FINANCIAL CORP                 3,636,394         3,636,394
GOLDMAN SACHS GROUP INC                                         47,438
HCA-THE HEALTHCARE CORP                   10,512,788        10,512,788
HOUSEHOLD INTERNATIONAL INC                3,462,156         3,462,156
J P MORGAN & CO INC                        6,067,888         6,067,888

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                             SR&F
                                                                                            GROWTH        LIBERTY
                                                     LIBERTY     LIBERTY                      &           ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                    INCOME         GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

Common Stocks
KEYCORP                                               1,200                     1,200                        21,150
KIMCO REALTY CORP                                     1,700                     1,700                        69,700
KNIGHT TRADING GROUP INC                                           59,800      59,800
LEHMAN BROTHERS HLDG INC                                          100,900     100,900
LOEWS CORP                                                         42,000      42,000
MBNA CORP                                                         210,300     210,300
METLIFE INC                                           1,700                     1,700                        35,806
MGIC INV CORP                                                     123,000     123,000
MORGAN STANLEY DEAN WITTER                            1,900       165,900     167,800                       158,175
NATIONWIDE FINANCIAL SERV A                                       228,700     228,700
PACIFIC CENTURY FINL CORP                                         145,500     145,500
PMI GROUP INC                                                     131,100     131,100
PNC FINANCIAL SERVICES GROUP                          3,350       104,900     108,250                       157,031
PROGRESSIVE CORP OHIO                                 4,900                     4,900                       362,600
PROVIDIAN FINANCIAL CORP                              2,650        30,100      32,750                       238,500
SCHWAB (CHARLES) CORP                                 7,950                     7,950                       267,319
SOVEREIGN BANCORP INC                                             505,200     505,200
STARWOOD HOTELS & RESORTS WOR                         2,600                     2,600                        84,013
TRIZEC HAHN CORP                                      8,400                     8,400                       150,150
U.S. BANCORP                                          3,000                     3,000                        57,750
UNIONBANCAL CORPORATION                                           155,100     155,100
UNITED HEALTHCARE CORP                                            126,700     126,700
VORNADO REALTY TRUST                                  1,500                     1,500                        52,125
WASHINGTON MUTUAL  INC                                2,000                     2,000                        57,750
WELLPOINT HEALTH NETWORKS                             2,100                     2,100                       152,119
WELLS FARGO & CO                       156,660        4,193        57,800     218,653       6,070,575       162,479
XL CAPITAL LTD-CLASS A                                4,090                     4,090                       221,371
ZIONS BANCORPORATION                                  1,300                     1,300                        59,658
                                                                                         ------------   -----------

                                                                                           53,551,368     5,483,474
                                                                                         ------------   -----------

Manufacturing

3COM CORPORATION                                      1,100                     1,100                        63,388
ADC TELECOMMUNICATIONS INC                                         81,500      81,500
AGILENT TECHNOLOGIES INC                              1,200        28,986      30,186                        88,500
ALCAN ALUMINUM LTD                                    5,000                     5,000                       155,000
ALCOA INC                                             7,560       111,400     118,960                       219,240
ALLEGHENY TECHNOLOGIES INC                            1,200                     1,200                        21,600
ALZA CORP                                             1,500                     1,500                        88,688
AMERICAN HOME PRODUCTS CORP                             600                       600                        35,250


                                          LIBERTY
                                          GROWTH &         PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

Common Stocks
KEYCORP                                                         21,150
KIMCO REALTY CORP                                               69,700
KNIGHT TRADING GROUP INC                   1,782,788         1,782,788
LEHMAN BROTHERS HLDG INC                   9,541,356         9,541,356
LOEWS CORP                                 2,520,000         2,520,000
MBNA CORP                                  5,704,388         5,704,388
METLIFE INC                                                     35,806
MGIC INV CORP                              5,596,500         5,596,500
MORGAN STANLEY DEAN WITTER                13,811,175        13,969,350
NATIONWIDE FINANCIAL SERV A                7,518,513         7,518,513
PACIFIC CENTURY FINL CORP                  2,127,938         2,127,938
PMI GROUP INC                              6,227,250         6,227,250
PNC FINANCIAL SERVICES GROUP               4,917,188         5,074,219
PROGRESSIVE CORP OHIO                                          362,600
PROVIDIAN FINANCIAL CORP                   2,709,000         2,947,500
SCHWAB (CHARLES) CORP                                          267,319
SOVEREIGN BANCORP INC                      3,552,188         3,552,188
STARWOOD HOTELS & RESORTS WOR                                   84,013
TRIZEC HAHN CORP                                               150,150
U.S. BANCORP                                                    57,750
UNIONBANCAL CORPORATION                    2,879,044         2,879,044
UNITED HEALTHCARE CORP                    10,864,525        10,864,525
VORNADO REALTY TRUST                                            52,125
WASHINGTON MUTUAL  INC                                          57,750
WELLPOINT HEALTH NETWORKS                                      152,119
WELLS FARGO & CO                           2,239,750         8,472,804
XL CAPITAL LTD-CLASS A                                         221,371
ZIONS BANCORPORATION                                            59,658
                                       -------------    --------------

                                         230,548,616       289,583,458
                                       -------------    --------------

Manufacturing

3COM CORPORATION                                                63,388
ADC TELECOMMUNICATIONS INC                 6,835,813         6,835,813
AGILENT TECHNOLOGIES INC                   2,137,718         2,226,218
ALCAN ALUMINUM LTD                                             155,000
ALCOA INC                                  3,230,600         3,449,840
ALLEGHENY TECHNOLOGIES INC                                      21,600
ALZA CORP                                                       88,688
AMERICAN HOME PRODUCTS CORP                                     35,250

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                          LIBERTY
                                                     LIBERTY     LIBERTY                  SR&F GROWTH     ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                  & INCOME         GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

COMMON STOCKS
AMGEN INC                                             3,250        80,800      84,050                       228,313
ANALOG DEVICES INC.                                                82,900      82,900
ANHEUSER BUSCH INC                                    2,100       162,600     164,700                       156,844
APPLE COMPUTER INC                                                 49,600      49,600
APPLIED MATLS                           80,000        2,900       129,200     212,100       7,250,000       262,813
APPLIED MICRO CIRCUITS CORP                                        11,600      11,600
ATMEL CORP                                                        116,900     116,900
AVENTIS -SPON ADR                                     1,100                     1,100                        79,819
AVON PRODUCTS INC                       40,000        9,184                    49,184       1,780,000       408,688
BAKER HUGHES INC                                        800                       800                        25,600
BAUSCH & LOMB INC                                                 125,200     125,200
BAXTER INTERNATIONAL INC                95,000        4,400                    99,400       6,679,688       309,375
BECKMAN COULTER INC                                                29,100      29,100
BESTFOODS                                             1,100       190,600     191,700                        76,175
BIOGEN INC                                            3,050                     3,050                       196,725
BIOMET INC                             127,000                                127,000       4,881,563
BOEING CO                               99,600        3,793       332,800     436,193       4,164,525       158,595
BP AMOCO PLC-ADR                       242,810                    150,000     392,810      13,733,940
BRISTOL-MYERS SQUIBB CO                150,000        3,200       166,200     319,400       8,737,500       186,400
BRUNSWICK CORP                                                    227,400     227,400
CATERPILLAR INC                                       3,755                     3,755                       127,201
CHEVRON CORP                                                      119,200     119,200
CISCO SYSTEMS INC                       90,000        7,400       456,200     553,600       5,720,625       470,363
CLOROX CO                                               500                       500                        22,406
COCA COLA CO                                            700        19,700      20,400                        40,206
COMPAQ COMPUTER CORP                   195,000        7,000                   202,000       4,984,688       178,938
COMVERSE TECH                                                      32,200      32,200
COOPER INDUSTRIES INC                                   700                       700                        22,794
CORNING INCORPORATED                                               21,100      21,100
DEERE & CO                                            9,500                     9,500                       351,500
DELL COMPUTER CORPORATION                             8,900                     8,900                       438,881
DELPHI AUTOMOTIVE SYSTEMS                                         253,600     253,600
DIAGEO PLC ADR                                        5,193                     5,193                       184,676
DOVER CORP                                            3,793                     3,793                       153,854
DOW CHEMICAL CO                                                   350,500     350,500
ECOLAB INC                             250,000                                250,000       9,765,625
EI DUPONT DE NEMOURS & CO INC           29,179        2,900        60,200      92,279       1,276,581       126,875
ELI LILLY & CO                                        1,000       114,500     115,500                        99,875
EMC CORP                                              1,000       108,400     109,400                        76,938
EMERSON ELECTRIC CO                     50,000        3,306                    53,306       3,018,750       199,600
EXXON MOBIL CORPORATION                               3,916       365,165     369,081                       307,406



                                          LIBERTY
                                          GROWTH &         PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

COMMON STOCKS
AMGEN INC                                  5,676,200         5,904,513
ANALOG DEVICES INC.                        6,300,400         6,300,400
ANHEUSER BUSCH INC                        12,144,188        12,301,031
APPLE COMPUTER INC                         2,597,800         2,597,800
APPLIED MATLS                             11,708,750        19,221,563
APPLIED MICRO CIRCUITS CORP                1,145,500         1,145,500
ATMEL CORP                                 4,310,688         4,310,688
AVENTIS -SPON ADR                                               79,819
AVON PRODUCTS INC                                            2,188,688
BAKER HUGHES INC                                                25,600
BAUSCH & LOMB INC                          9,687,350         9,687,350
BAXTER INTERNATIONAL INC                                     6,989,063
BECKMAN COULTER INC                        1,698,713         1,698,713
BESTFOODS                                 13,199,050        13,275,225
BIOGEN INC                                                     196,725
BIOMET INC                                                   4,881,563
BOEING CO                                 13,915,200        18,238,320
BP AMOCO PLC-ADR                           8,484,375        22,218,315
BRISTOL-MYERS SQUIBB CO                    9,681,150        18,605,050
BRUNSWICK CORP                             3,766,313         3,766,313
CATERPILLAR INC                                                127,201
CHEVRON CORP                              10,109,650        10,109,650
CISCO SYSTEMS INC                         28,997,213        35,188,200
CLOROX CO                                                       22,406
COCA COLA CO                               1,131,519         1,171,725
COMPAQ COMPUTER CORP                                         5,163,625
COMVERSE TECH                              2,994,600         2,994,600
COOPER INDUSTRIES INC                                           22,794
CORNING INCORPORATED                       5,694,363         5,694,363
DEERE & CO                                                     351,500
DELL COMPUTER CORPORATION                                      438,881
DELPHI AUTOMOTIVE SYSTEMS                  3,693,050         3,693,050
DIAGEO PLC ADR                                                 184,676
DOVER CORP                                                     153,854
DOW CHEMICAL CO                           10,580,719        10,580,719
ECOLAB INC                                                   9,765,625
EI DUPONT DE NEMOURS & CO INC              2,633,750         4,037,206
ELI LILLY & CO                            11,435,688        11,535,563
EMC CORP                                   8,340,025         8,416,963
EMERSON ELECTRIC CO                                          3,218,350
EXXON MOBIL CORPORATION                   28,665,453        28,972,859

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                           Liberty
                                                     Liberty     Liberty                  SR&F Growth     All-Star
                                     SR&F Growth    All-Star      Growth                   & Income        Growth
                                       & Income       Growth     & Income    Pro Forma     Portfolio      & Income
                                      Portfolio     & Income       Fund      Combined        Market      Fund Market
                                       Shares      Fund Shares    Shares       Shares        Value          Value
                                     -----------   -----------   --------    ---------   ------------   ------------

COMMON STOCKS
FMC CORP                                                           43,200      43,200
FORD MOTOR CO                                           600       266,300     266,900                        25,800
GATEWAY INC                                                        51,000      51,000
GENERAL ELECTRIC CO                    234,000        2,700       640,500     877,200      12,402,000       143,100
GEORGIA PACIFIC (TIMBER GRP)            75,000                                 75,000       1,621,875
GEORGIA PACIFIC CORP                   170,000                                170,000       4,462,500
GILLETTE CO                            134,400        4,350                   138,750       4,695,600       151,978
GRANT PRIDECO INC                                                 164,800     164,800
H J HEINZ CO                                          1,400                     1,400                        61,250
HEWLETT-PACKARD CO                                    1,600        90,400      92,000                       199,800
HONEYWELL INTERNATIONAL INC            152,500          900        77,437     230,837       5,137,344        30,319
HUBBELL INC CL B                        70,400                                 70,400       1,795,200
ILLINOIS TOOL WORKS INC                               2,800                     2,800                       159,600
INGERSOLL RAND CO                                     2,525                     2,525                       101,631
INTEL CORP                              40,000        5,450       232,800     278,250       5,347,500       728,597
INTERNATIONAL GAME TECH                                            61,300      61,300
INTERNATIONAL PAPER CO                                            180,700     180,700
INTL BUSINESS MACHINES CORP            105,000        1,720       130,800     237,520      11,504,063       188,448
INTUIT INC                                            1,700                     1,700                        70,338
JDS UNIPHASE CORP                                     1,050                     1,050                       125,869
JOHNSON & JOHNSON                                                  69,900      69,900
JOHNSON CONTROLS INC                                               81,500      81,500
KIMBERLY CLARK CORP                                   3,400        66,000      69,400                       195,075
LEAR CORP                              140,000        2,800                   142,800       2,800,000        56,000
LITTLEFUSE INC                          35,000                                 35,000       1,715,000
LOCKHEED MARTIN CORP                                              422,400     422,400
LSI LOGIC CORP                                                     53,200      53,200
LUCENT TECHNOLOGIES INC                               2,800        42,800      45,600                       165,900
LYONDELL PETRO                                                    211,300     211,300
MAXIM INTEGRATED PRODUCTS INC                         4,550                     4,550                       309,116
MEDTRONIC INC                                         2,400                     2,400                       119,550
MERCK & CO INC                                                    155,800     155,800
MICROCHIP TECHNOLOGY                                              115,800     115,800
MINNESOTA MINING & MFG CO                             4,142       130,300     134,442                       341,715
MOTOROLA INC                            45,000        1,560                    46,560       1,307,813        45,338
MYLAN LABORATORIES, INC                                           238,600     238,600
NEWS CORP LTD ADR                                     1,400                     1,400                        76,300
NOKIA CORP ADR                                        4,500       112,400     116,900                       224,719
NORTEL NETWORKS CORP                                    700                       700                        47,775
PACCAR INC                                                        137,100     137,100
PE CORP-PE BIOSYSTEMS GROUP                             300                       300                        19,763



                                         Liberty
                                        Growth &          Pro Forma
                                       Income Fund        combined
                                       Market Value      Market Value
                                      --------------   ---------------

COMMON STOCKS
FMC CORP                                  2,505,600         2,505,600
FORD MOTOR CO                            11,450,900        11,476,700
GATEWAY INC                               2,894,250         2,894,250
GENERAL ELECTRIC CO                      33,946,500        46,491,600
GEORGIA PACIFIC (TIMBER GRP)                                1,621,875
GEORGIA PACIFIC CORP                                        4,462,500
GILLETTE CO                                                 4,847,578
GRANT PRIDECO INC                         4,120,000         4,120,000
H J HEINZ CO                                                   61,250
HEWLETT-PACKARD CO                       11,288,700        11,488,500
HONEYWELL INTERNATIONAL INC               2,608,659         7,776,321
HUBBELL INC CL B                                            1,795,200
ILLINOIS TOOL WORKS INC                                       159,600
INGERSOLL RAND CO                                             101,631
INTEL CORP                               31,122,450        37,198,547
INTERNATIONAL GAME TECH                   1,624,450         1,624,450
INTERNATIONAL PAPER CO                    5,387,119         5,387,119
INTL BUSINESS MACHINES CORP              14,330,775        26,023,285
INTUIT INC                                                     70,338
JDS UNIPHASE CORP                                             125,869
JOHNSON & JOHNSON                         7,121,063         7,121,063
JOHNSON CONTROLS INC                      4,181,969         4,181,969
KIMBERLY CLARK CORP                       3,786,750         3,981,825
LEAR CORP                                                   2,856,000
LITTLEFUSE INC                                              1,715,000
LOCKHEED MARTIN CORP                     10,480,800        10,480,800
LSI LOGIC CORP                            2,879,450         2,879,450
LUCENT TECHNOLOGIES INC                   2,535,900         2,701,800
LYONDELL PETRO                            3,539,275         3,539,275
MAXIM INTEGRATED PRODUCTS INC                                 309,116
MEDTRONIC INC                                                 119,550
MERCK & CO INC                           11,938,175        11,938,175
MICROCHIP TECHNOLOGY                      6,747,159         6,747,159
MINNESOTA MINING & MFG CO                10,749,750        11,091,465
MOTOROLA INC                                                1,353,150
MYLAN LABORATORIES, INC                   4,354,450         4,354,450
NEWS CORP LTD ADR                                              76,300
NOKIA CORP ADR                            5,612,975         5,837,694
NORTEL NETWORKS CORP                                           47,775
PACCAR INC                                5,441,156         5,441,156
PE CORP-PE BIOSYSTEMS GROUP                                    19,763

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                          LIBERTY
                                                     LIBERTY     LIBERTY                  SR&F GROWTH     ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                   & INCOME        GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

COMMON STOCKS
PEPSI BOTTLING GROUP                                              324,800     324,800
PEPSICO INC                                                       262,800     262,800
PFIZER INC                             316,250        7,025       388,675     711,950      15,180,000       337,200
PHARMACIA CORPORATION                  149,500        8,796                   158,296       7,727,281       454,643
PHILIP MORRIS CO INC                   203,000        2,800       280,400     486,200       5,392,188        74,375
PROCTER & GAMBLE CO                     81,000        1,850       157,300     240,150       4,637,250       105,913
QUAKER OATS CO                                                    121,000     121,000
ROHM & HAAS CO                                        1,900                     1,900                        65,550
ROYAL DUTCH PETRO-NY SHARES                             700       254,300     255,000                        43,094
SABRE HOLDINGS CORP                     36,132        4,230                    40,362       1,029,762       120,555
SARA LEE CORP                          144,000        6,300                   150,300       2,781,000       121,669
SCHERING-PLOUGH CORP                                  1,100        86,400      87,500                        55,550
SEAGATE TECHNOLOGY INC                                  600                       600                        33,000
SEAGRAMS CO. LTD.                                     1,000                     1,000                        58,000
TELLABS INC                                             400                       400                        27,375
TEMPLE INLAND INC                                     1,000        24,700      25,700                        42,000
TERADYNE INC                                                       62,400      62,400
TEXAS INSTRUMENTS INC                                   900        78,400      79,300                        61,819
TEXTRON INC                                           2,600                     2,600                       141,213
TOSCO CORP                                              800                       800                        22,650
TRIBUNE CO                             100,000                                100,000       3,500,000
TYCO INT'L LTD                                        3,600                     3,600                       170,550
UNION CARBIDE CORP                     111,100                                111,100       5,499,450
UNITED TECHNOLOGIES CORP                                          170,500     170,500
USG CORP NEW                                                       63,300      63,300
UST INC                                               4,200                     4,200                        61,688
USX-MARATHON GROUP                                    4,800                     4,800                       120,300
VISTEON CORP                                             75        33,288      33,363                           909
WEATHERFORD INTERNATIONAL                                         164,800     164,800
WESTVACO CORP                                                     268,600     268,600
WEYERHAEUSER CO                                                    50,800      50,800
WHIRLPOOL CORP                                                     85,100      85,100


                                                                                          170,529,308    11,268,551
                                                                                         ------------   -----------

Mining & Energy

APACHE CORP                                           2,800                     2,800                       164,675
BURLINGTON RESOURCES INC                              7,500        76,000      83,500                       286,875
COFLEXIP-SPONSORED ADR                                             23,270      23,270
CONOCO INC-CL B                         61,421        5,800                    67,221       1,508,653       142,463


                                          LIBERTY
                                          GROWTH &         PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

COMMON STOCKS
PEPSI BOTTLING GROUP                       9,480,100         9,480,100
PEPSICO INC                               11,678,175        11,678,175
PFIZER INC                                18,656,400        34,173,600
PHARMACIA CORPORATION                                        8,181,925
PHILIP MORRIS CO INC                       7,448,125        12,914,688
PROCTER & GAMBLE CO                        9,005,425        13,748,588
QUAKER OATS CO                             9,090,125         9,090,125
ROHM & HAAS CO                                                  65,550
ROYAL DUTCH PETRO-NY SHARES               15,655,344        15,698,438
SABRE HOLDINGS CORP                                          1,150,317
SARA LEE CORP                                                2,902,669
SCHERING-PLOUGH CORP                       4,363,200         4,418,750
SEAGATE TECHNOLOGY INC                                          33,000
SEAGRAMS CO. LTD.                                               58,000
TELLABS INC                                                     27,375
TEMPLE INLAND INC                          1,037,400         1,079,400
TERADYNE INC                               4,586,400         4,586,400
TEXAS INSTRUMENTS INC                      5,385,100         5,446,919
TEXTRON INC                                                    141,213
TOSCO CORP                                                      22,650
TRIBUNE CO                                                   3,500,000
TYCO INT'L LTD                                                 170,550
UNION CARBIDE CORP                                           5,499,450
UNITED TECHNOLOGIES CORP                  10,038,188        10,038,188
USG CORP NEW                               1,922,738         1,922,738
UST INC                                                         61,688
USX-MARATHON GROUP                                             120,300
VISTEON CORP                                 403,611           404,520
WEATHERFORD INTERNATIONAL                  6,561,100         6,561,100
WESTVACO CORP                              6,664,638         6,664,638
WEYERHAEUSER CO                            2,184,400         2,184,400
WHIRLPOOL CORP                             3,967,788         3,967,788
                                       -------------    --------------

                                         559,572,362       741,370,221
                                       -------------    --------------

Mining & Energy

APACHE CORP                                                    164,675
BURLINGTON RESOURCES INC                   2,907,000         3,193,875
COFLEXIP-SPONSORED ADR                     1,407,835         1,407,835
CONOCO INC-CL B                                              1,651,116

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                          LIBERTY
                                                     LIBERTY     LIBERTY                 SR&F GROWTH      ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                   & INCOME        GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

Common Stocks
CONOCO INC-CL A                        104,800        6,450                   111,250       2,305,600       141,900
DEVON ENERGY CORPORATION                              2,708                     2,708                       152,156
DIAMOND OFFSHORE DRILLING                                         195,800     195,800
ENRON CORP                             115,000                                115,000       7,417,500
FALCON DRILLING COMPANY INC                                       521,800     521,800
GLOBAL MARINE INC                                     1,100                     1,100                        31,006
OCCIDENTAL PETROLEUM                                  7,700                     7,700                       162,181
PETROLEUM GEO SERVICES ADR                                        239,100     239,100
SCHLUMBERGER LTD                                                  161,900     161,900
TRANSOCEAN SEDCO FOREX INC                                         31,343      31,343
                                                                                         ------------   -----------

                                                                                           11,231,753     1,081,256
                                                                                         ------------   -----------

Retail Trade

BEST BUY INC                                                      128,500     128,500
CIRCUIT CITY STORES INC                                 600       100,700     101,300                        19,913
COSTCO WHOLESALE CORP                                 2,550                     2,550                        84,150
CVS CORP                                                          159,200     159,200
DARDEN RESTAURANTS INC                                            206,000     206,000
FEDERATED DEPT STORES INC NEW           80,000        4,500                    84,500       2,700,000       151,875
HARCOURT GENERAL INC                                  4,725                     4,725                       256,922
HOME DEPOT INC                                        4,600        69,150      73,750                       229,713
LIMITED INC                                           6,000                     6,000                       129,750
MAY DEPARTMENT STORES CO                              5,214                     5,214                       125,136
MCDONALDS CORP                                        5,112                     5,112                       168,377
RADIOSHACK CORP                                                    93,700      93,700
SAFEWAY INC                                           2,400                     2,400                       108,300
TARGET CORP                                             600        61,400      62,000                        34,800
TIFFANY & CO                                          1,300                     1,300                        87,750
TJX COMPANIES, INC                     252,800        1,400                   254,200       4,740,000        26,250
WALGREEN CO                            280,000                                280,000       9,012,500
WAL-MART STORES INC                    150,000        3,150       150,700     303,850       8,643,750       181,519
                                                                                         ------------   -----------

                                                                                           25,096,250     1,604,453
                                                                                         ------------   -----------

Services

ADOBE SYSTEMS INC                                                  73,500      73,500
AMERICA ONLINE INC                                    1,200       113,000     114,200                        63,300
AUTOMATIC DATA PROCESSING INC                                     105,600     105,600


                                           LIBERTY
                                          GROWTH &          PRO-FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------
Common Stocks
CONOCO INC-CL A                                              2,447,500
DEVON ENERGY CORPORATION                                       152,156
DIAMOND OFFSHORE DRILLING                  6,877,475         6,877,475
ENRON CORP                                                   7,417,500
FALCON DRILLING COMPANY INC               12,294,913        12,294,913
GLOBAL MARINE INC                                               31,006
OCCIDENTAL PETROLEUM                                           162,181
PETROLEUM GEO SERVICES ADR                 4,079,644         4,079,644
SCHLUMBERGER LTD                          12,081,788        12,081,788
TRANSOCEAN SEDCO FOREX INC                 1,674,892         1,674,892
                                       -------------    --------------

                                          41,323,545        53,636,554
                                       -------------    --------------

Retail Trade

BEST BUY INC                               8,127,625         8,127,625
CIRCUIT CITY STORES INC                    3,341,981         3,361,894
COSTCO WHOLESALE CORP                                           84,150
CVS CORP                                   6,368,000         6,368,000
DARDEN RESTAURANTS INC                     3,347,500         3,347,500
FEDERATED DEPT STORES INC NEW                                2,851,875
HARCOURT GENERAL INC                                           256,922
HOME DEPOT INC                             3,453,178         3,682,891
LIMITED INC                                                    129,750
MAY DEPARTMENT STORES CO                                       125,136
MCDONALDS CORP                                                 168,377
RADIOSHACK CORP                            4,439,038         4,439,038
SAFEWAY INC                                                    108,300
TARGET CORP                                3,561,200         3,596,000
TIFFANY & CO                                                    87,750
TJX COMPANIES, INC                                           4,766,250
WALGREEN CO                                                  9,012,500
WAL-MART STORES INC                        8,684,088        17,509,356
                                       -------------    --------------

                                          41,322,609        68,023,313
                                       -------------    --------------

Services

ADOBE SYSTEMS INC                          9,555,000         9,555,000
AMERICA ONLINE INC                         5,960,750         6,024,050
AUTOMATIC DATA PROCESSING INC              5,656,200         5,656,200

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                          LIBERTY
                                                     LIBERTY     LIBERTY                  SR&F GROWTH     ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                  & INCOME         GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

COMMON STOCKS
CENDANT CORP                                          2,100                     2,100                        29,400
CHECK POINT  SOFTWARE TECH                                          5,700       5,700
CITRIX SYS INC                                          500                       500                         9,469
COMPUTER ASSOCIATES INT'L INC                        11,423                    11,423                       584,715
DUN & BRADSTREET CORP                                             214,800     214,800
ELECTRONIC DATA SYSTEMS CORP                            900                       900                        37,125
FIRST DATA CORP                                                   129,600     129,600
GENENTECH INC                                           800                       800                       137,600
HARRAH'S ENTERTAINMENT INC                                         88,500      88,500
HERTZ CORP-CL A                         60,000                                 60,000       1,683,750
INTERPUBLIC GROUP COS INC              121,200                                121,200       5,211,600
MANPOWER                                                          128,600     128,600
MICROSOFT CORP                                        4,250       158,700     162,950                       340,000
NETWORK APPLIANCE INC                                              15,400      15,400
NEWS CORP LTD-SPONS ADR PRF                           4,548                     4,548                       216,030
ORACLE CORP                                             600       148,400     149,000                        50,438
PARAMETRIC TECHNOLOGY CORP                            6,400                     6,400                        70,400
PAYCHEX INC                                           6,150                     6,150                       258,300
PIXAR INC                                             2,200                     2,200                        77,550
SENSORMATIC ELECTRONICS CORP                          1,600                     1,600                        25,300
SIEBEL SYSTEMS INC                                    2,650                     2,650                       433,441
SUN MICROSYSTEMS  INC                                 1,600       123,800     125,400                       145,500
SYNOPSYS INC                                          1,900                     1,900                        65,669
TIME WARNER INC                                       2,200        16,400      18,600                       167,200
USA NETWORKS INC                                                  101,500     101,500
WALT DISNEY PRODUCTIONS                               3,600       155,500     159,100                       139,725
                                                                                         ------------   -----------

                                                                                            6,895,350     2,851,160
                                                                                         ------------   -----------

Transportation, Communications,
 Electric, Gas and
 Sanitary Services

A T & T CORP                            65,333        4,100       348,100     417,533       2,066,156       129,663
ALLEGIANCE TELECOM INC                                  250                       250                        16,000
AMFM INC                                              3,500                     3,500                       241,500
AMR CORP                                50,000        4,000                    54,000       1,321,875       105,750
AT & T WIRELESS CORP                                              178,200     178,200
AT&T CORP-LIBERTY MEDIA A                             3,600                     3,600                        87,300
BELL ATLANTIC CORP                     190,320        2,400       122,600     315,320       9,670,635       121,950
BELLSOUTH CORP                                                    147,300     147,300
BURLINGTON NORTH SANTA FE CORP         200,000        6,647                   206,647       4,587,500       152,466
CABLEVISION SYSTEMS CL-A                              1,200                     1,200                        81,450



                                          LIBERTY
                                          GROWTH &         PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

COMMON STOCKS
CENDANT CORP                                                    29,400
CHECK POINT  SOFTWARE TECH                 1,206,975         1,206,975
CITRIX SYS INC                                                   9,469
COMPUTER ASSOCIATES INT'L INC                                  584,715
DUN & BRADSTREET CORP                      6,148,650         6,148,650
ELECTRONIC DATA SYSTEMS CORP                                    37,125
FIRST DATA CORP                            6,431,400         6,431,400
GENENTECH INC                                                  137,600
HARRAH'S ENTERTAINMENT INC                 1,852,969         1,852,969
HERTZ CORP-CL A                                              1,683,750
INTERPUBLIC GROUP COS INC                                    5,211,600
MANPOWER                                   4,115,200         4,115,200
MICROSOFT CORP                            12,696,000        13,036,000
NETWORK APPLIANCE INC                      1,239,700         1,239,700
NEWS CORP LTD-SPONS ADR PRF                                    216,030
ORACLE CORP                               12,474,875        12,525,313
PARAMETRIC TECHNOLOGY CORP                                      70,400
PAYCHEX INC                                                    258,300
PIXAR INC                                                       77,550
SENSORMATIC ELECTRONICS CORP                                    25,300
SIEBEL SYSTEMS INC                                             433,441
SUN MICROSYSTEMS  INC                     11,258,063        11,403,563
SYNOPSYS INC                                                    65,669
TIME WARNER INC                            1,246,400         1,413,600
USA NETWORKS INC                           2,194,938         2,194,938
WALT DISNEY PRODUCTIONS                    6,035,344         6,175,069
                                       -------------    --------------

                                          88,072,463        97,818,973
                                       -------------    --------------

Transportation, Communications,
 Electric, Gas and
 Sanitary Services

A T & T CORP                              11,008,663        13,204,481
ALLEGIANCE TELECOM INC                                          16,000
AMFM INC                                                       241,500
AMR CORP                                                     1,427,625
AT & T WIRELESS CORP                       4,967,325         4,967,325
AT&T CORP-LIBERTY MEDIA A                                       87,300
BELL ATLANTIC CORP                         6,229,613        16,022,198
BELLSOUTH CORP                             6,278,663         6,278,663
BURLINGTON NORTH SANTA FE CORP                               4,739,966
CABLEVISION SYSTEMS CL-A                                        81,450

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                          LIBERTY
                                                     LIBERTY     LIBERTY                  SR&F GROWTH     ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                   & INCOME        GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA     PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED        MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES        VALUE          VALUE
                                     -----------   -----------   --------    ---------   ------------   ------------

Common Stocks
CARNIVAL CORP-CL A                                    4,200                     4,200                        81,900
CHRIS-CRAFT INDUSTRIES INC                                         61,800      61,800
COLUMBIA ENERGY GROUP                                   700                       700                        45,938
COMCAST CORP-SPECIAL CL A               30,000          500        46,500      77,000       1,215,000        20,250
CONTINENTAL AIRLINES CL B              160,000                                160,000       7,520,000
COX COMMUNICATIONS INC-CL A                           2,150                     2,150                        97,959
CSX CORP                                              2,500                     2,500                        52,969
DELTA AIR LINES INC                                   3,000        79,600      82,600                       151,688
DTE ENERGY CO                                           800                       800                        24,450
DUKE ENERGY                                                        60,100      60,100
DYNEGY INC                                              400                       400                        27,325
EDISON INTERNATIONAL                                              235,700     235,700
EL PASO ENERGY CORP                                   6,200                     6,200                       315,813
ENTERGY CORP                                                      252,400     252,400
FLORIDA PROGRESS CORP                                 2,000                     2,000                        93,750
GLOBAL CROSSING LTD                                   1,000                     1,000                        26,313
GTE CORP                                              2,950       201,400     204,350                       183,638
KANSAS CITY SOUTHN INDS INC            131,900        3,750                   135,650      11,697,881       332,578
LEVEL 3 COMMUNICATIONS                                  250                       250                        22,000
P G & E CORP                                            900       116,000     116,900                        22,163
PECO ENERGY CO                                        4,100                     4,100                       165,281
PMC-SIERRA INC                                                     16,800      16,800
QWEST COMMUNICATIONS INTL                               500                       500                        24,844
RELIANT ENERGY INC                                    5,400                     5,400                       159,638
RF MICRO DEVICES INC                                               47,400      47,400
SBC COMMUNICATIONS INC                                9,959       409,400     419,359                       430,727
SOUTHWEST AIRLINES CO                                 8,650                     8,650                       163,809
SPRINT CORP (FON GROUP)                               3,253       189,200     192,453                       165,903
SPRINT CORP PCS                                         500                       500                        29,750
TELEPHONE & DATA                                                   24,300      24,300
TXU CORP                                                          164,500     164,500
UAL INC                                                            56,000      56,000
UNICOM CORPORATION                                                160,400     160,400
UNION PACIFIC CORP                                    1,400       137,900     139,300                        52,063
UNITED PARCEL SERVICE-CL B                            2,300                     2,300                       135,700
US CELLULAR CORP                                                   29,700      29,700
WASTE MANAGEMENT INC                                  1,200                     1,200                        22,800
WILLIAMS COMPANIES INC                                1,900                     1,900                        79,206
WORLDCOM INC                                          5,200                     5,200                       238,550
                                                                                         ------------   -----------

                                                                                           38,079,047     4,103,080
                                                                                         ------------   -----------



                                         LIBERTY
                                         GROWTH &          PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

Common Stocks
CARNIVAL CORP-CL A                                              81,900
CHRIS-CRAFT INDUSTRIES INC                 4,082,663         4,082,663
COLUMBIA ENERGY GROUP                                           45,938
COMCAST CORP-SPECIAL CL A                  1,883,250         3,118,500
CONTINENTAL AIRLINES CL B                                    7,520,000
COX COMMUNICATIONS INC-CL A                                     97,959
CSX CORP                                                        52,969
DELTA AIR LINES INC                        4,024,775         4,176,463
DTE ENERGY CO                                                   24,450
DUKE ENERGY                                3,388,138         3,388,138
DYNEGY INC                                                      27,325
EDISON INTERNATIONAL                       4,831,850         4,831,850
EL PASO ENERGY CORP                                            315,813
ENTERGY CORP                               6,862,125         6,862,125
FLORIDA PROGRESS CORP                                           93,750
GLOBAL CROSSING LTD                                             26,313
GTE CORP                                  12,537,150        12,720,788
KANSAS CITY SOUTHN INDS INC                                 12,030,459
LEVEL 3 COMMUNICATIONS                                          22,000
P G & E CORP                               2,856,500         2,878,663
PECO ENERGY CO                                                 165,281
PMC-SIERRA INC                             2,985,150         2,985,150
QWEST COMMUNICATIONS INTL                                       24,844
RELIANT ENERGY INC                                             159,638
RF MICRO DEVICES INC                       4,153,425         4,153,425
SBC COMMUNICATIONS INC                    17,706,550        18,137,277
SOUTHWEST AIRLINES CO                                          163,809
SPRINT CORP (FON GROUP)                    9,649,200         9,815,103
SPRINT CORP PCS                                                 29,750
TELEPHONE & DATA                           2,436,075         2,436,075
TXU CORP                                   4,852,750         4,852,750
UAL INC                                    3,258,500         3,258,500
UNICOM CORPORATION                         6,205,475         6,205,475
UNION PACIFIC CORP                         5,128,156         5,180,219
UNITED PARCEL SERVICE-CL B                                     135,700
US CELLULAR CORP                           1,871,100         1,871,100
WASTE MANAGEMENT INC                                            22,800
WILLIAMS COMPANIES INC                                          79,206
WORLDCOM INC                                                   238,550
                                       -------------    --------------

                                         127,197,094       169,379,221
                                       -------------    --------------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                             LIBERTY
                                                     LIBERTY     LIBERTY                    SR&F GROWTH      ALL-STAR
                                     SR&F GROWTH    ALL-STAR      GROWTH                      & INCOME       GROWTH
                                       & INCOME       GROWTH     & INCOME    PRO FORMA       PORTFOLIO      & INCOME
                                      PORTFOLIO     & INCOME       FUND      COMBINED          MARKET      FUND MARKET
                                       SHARES      FUND SHARES    SHARES       SHARES          VALUE          VALUE
                                     -----------   -----------   --------    ---------     ------------   ------------

COMMON STOCKS

Wholesale Trade

SYSCO CORP                                                        182,600        182,600


Total Common Stocks                                                                         305,383,077    26,532,356
                                                                                           ------------   -----------
CASH EQUIVALENTS                          Par           Par         Par          Par

ASSOCIATES FIRST CAPITAL 0.00%
 7/3/2000                            $ 2,130,000                             $ 2,130,000      2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                                      $ 972,000   $25,932,000   26,904,000                       972,000
                                                                                           ------------   ------------

Total Cash Equivalents                                                                        2,129,178        972,000
                                                                                           ------------   ------------

TOTAL INVESTMENTS (COST OF
  $157,157,695, $25,098,509,
  $976,414,426 AND $1,158,670,630,
  RESPECTIVELY)                                                                            $307,512,255   $ 27,504,356
                                                                                           ============   ============



                                          LIBERTY
                                          GROWTH &          PRO FORMA
                                        INCOME FUND         COMBINED
                                        MARKET VALUE      MARKET VALUE
                                       --------------   ---------------

COMMON STOCKS

Wholesale Trade

SYSCO CORP                                 7,692,025         7,692,025
                                       -------------    --------------

Total Common Stocks                    1,099,613,570     1,431,529,004
                                       -------------    --------------
CASH EQUIVALENTS

ASSOCIATES FIRST CAPITAL 0.00%
 7/3/2000                                                     2,129,178
WARBURG  REPURCHASE AGREEMENT
6.60% 7/3/2000                             25,932,000        26,904,000
                                       --------------   ---------------

Total Cash Equivalents                     25,932,000        29,033,178
                                       --------------   ---------------

TOTAL INVESTMENTS (COST OF
  $157,157,695, $25,098,509,
  $976,414,426 AND $1,158,670,630,
  RESPECTIVELY)                        $1,125,545,570   $ 1,460,562,181
                                       ==============   ===============

No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                Liberty                                                Liberty
                                                               All-Star           Liberty                         Growth & Income
                                   SR&F       Liberty Value    Growth &       Growth & Income                           Fund
                             Growth & Income  Opportunities     Income              Fund         Pro Forma           Pro Forma
                                Portfolio         Fund           Fund         (Acquring Fund)   Adjustments           Combined
                             ---------------  -------------   -----------     ---------------  -------------      ---------------

Investments, at value          $307,512,255   $308,179,637    $27,504,356     $ 1,125,545,570  $(308,179,637)(a)  $ 1,460,562,181
Cash                                  3,884           --            4,096                 176           --                  8,156
Receivable for investments
  sold                                 --             --             --                  --             --                   --
Payable for investments
  purchased                            --             --             --                  --             --                   --
Other assets less other
  liabilities                       837,077       (351,328)           621          35,737,174       (245,393) (b)      35,978,151

Net assets                     $308,353,216   $307,828,309    $27,509,073     $ 1,161,282,920  $(308,425,030)     $ 1,496,548,488


Class A:
Net assets                                    $    259,166    $ 4,299,897     $   309,356,714         (8,588)     $   313,907,189
Shares outstanding                                   9,814        368,742          15,017,711       (157,653)     $    15,238,614
Net asset value                               $      26.41    $     11.66     $         20.60                     $         20.60

Class B:
Net assets                                    $  1,269,238    $16,346,839     $   822,643,366        (27,300)     $   840,232,143
Shares outstanding                                  48,240      1,415,688          41,382,562       (579,136)     $    42,267,354
Net asset value                               $      26.31    $     11.55     $         19.88                     $         19.88

Class C:
Net assets                                    $     75,057    $ 4,524,072     $    29,281,763         (4,512)     $    33,876,380
Shares outstanding                                   2,853        391,868           1,465,147       (164,824)     $     1,695,044
Net asset value                               $      26.31    $     11.54     $         19.99                     $         19.99

Class Z:
Net assets                                    $      1,004    $ 2,338,265     $         1,077         (2,098)     $     2,338,248
Shares outstanding                                      38        199,907                  52        (87,101)     $       112,896
Net asset value                               $      26.42    $     11.70     $         20.71                     $         20.71

Class S:
Net assets                                    $306,223,844                                           (29,316)     $   306,194,528
Shares outstanding                              11,601,266                                         3,182,500(c)   $    14,783,766
Net asset value                               $      26.40                                                        $         20.71


Footnotes to pro forma statement of assets and liabilities

(a) - Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b) - Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $29,470, $24,684 and $17,660 to be borne by Liberty Value Opportunities Fund, Liberty All Star Growth & Income Fund and Liberty Growth & Income Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                      Liberty Financial        Fund
                                                      -----------------        ----

          Liberty Value Opportunities Fund                   75%               25%
          Liberty All-Star Growth & Income Fund              50%               50%
          Liberty Growth & Income Fund                       75%               25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(c) - Liberty Value Opportunities Fund shares are exchanged for new Class S shares of Liberty Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                   SRF GROWTH &  LIBERTY VALUE  LIBERTY ALL-STAR      LIBERTY
                                     INCOME      OPPORTUNITIES      GROWTH &          GROWTH &    PRO FORMA          PRO FORMA
                                    PORTFOLIO         FUND           INCOME         INCOME FUND  ADJUSTMENTS          COMBINED
                                   --------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                            4,456,261      4,451,174         268,398       15,573,131    (4,456,261) (c)    20,292,703
Interest                             1,058,561      1,056,847          37,185        1,966,931    (1,058,561) (c)     3,060,962
                                    ----------     ----------        --------      -----------                      -----------
   Total investment income           5,514,823      5,508,021         305,583       17,540,062    (5,514,823)        23,353,665

EXPENSES
Management fee                       2,190,101           --           132,571        9,452,952        (6,727) (a)    11,768,897
Administration fee                        --          545,843          44,190             --        (590,033) (a)          --
Service fee - Class A, B, C               --              866          49,748        3,099,842          --    (a)     3,150,456
Distribution fee - Class A                --               23            --               --             (23) (a)          --
Distribution fee - Class B                --            2,118          95,935        6,593,089          --    (a)     6,691,142
Distribution fee - Class C                --              130          27,559          244,861          --    (a)       272,550
Transfer agent fee - Class
  A, B, C, Z                              --              819            --               --            (819) (a)          --
Transfer agent fee - Class S              --          799,640            --               --        (799,640) (a)          --
Transfer agent fee                       6,000           --            46,431        2,728,605       458,981  (e)     3,240,017
Bookkeeping fee                         32,875         32,847          27,000          420,040         3,775  (a)       516,537
Trustees fee                            17,578          9,169          12,950           56,473       (38,340) (b)        57,830
Expenses allocated                        --
 from SRF Growth & Income
 Portfolio                                --        2,271,293            --               --      (2,271,293) (c)          --
All other expenses                      27,280        269,696         221,950        1,052,407      (551,833) (d)     1,019,500
                                    ----------     ----------        --------      -----------   -----------        -----------
   Total operating expenses          2,273,834      3,932,444         658,334       23,648,269    (3,795,952)        26,716,929
                                    ----------     ----------        --------      -----------   -----------        -----------
Expense reimbursement                     --             --          (208,902)            --         208,902  (a)          --
                                    ----------     ----------        --------      -----------   -----------        -----------
   Net Expenses                      2,273,834      3,932,444         449,432       23,648,269    (3,587,050)        26,716,929

NET INVESTMENT INCOME (LOSS)         3,240,989      1,575,577        (143,849)      (6,108,207)    1,927,773         (3,363,264)

NET REALIZED & UNREALIZED GAIN
 (LOSS)
Net realized gain (loss) on:
 Investments                        32,232,665     32,215,860        (118,211)     183,532,200   (32,232,665) (c)   215,629,848
 Closed futures contracts              748,773        693,167            --               --        (748,773) (c)       693,167
 Foreign currency transactions          (1,375)          (749)           --               --           1,375  (c)          (749)
                                    ----------     ----------        --------      -----------                      -----------
    Net Realized Gain (Loss)        32,980,063     32,908,278        (118,211)     183,532,200   (32,980,063)       216,322,266
Change in net unrealized
 appreciation/depreciation
 during the period on investments   63,450,655     63,542,407       1,816,980     (170,105,574)  (63,450,655) (c)  (104,746,187)
                                    ----------     ----------        --------      -----------   -----------        -----------
      Net Gain                      96,430,719     96,450,685       1,698,769       13,426,626   (96,430,719)       111,576,079
                                    ----------     ----------        --------      -----------   -----------        -----------
Increase in Net Assets from
  Operations                        99,671,708     98,026,261       1,554,920        7,318,419   (94,502,946)       108,212,815


(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Due to elimination of master/feeder structure.

(d) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(e) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for SR&F Growth & Income Portfolio, Liberty Value Opportunities Fund, Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS

Agriculture, Forestry &
 Fishing

CANADIAN NATL RAILWAY CO                             133,100    133,100                             $ 3,884,856    $ 3,884,856
                                                                                                    -----------    -----------

Construction

HALLIBURTON CO                              2,975                 2,975               $ 140,383                        140,383
                                                                                      ---------                    -----------

Finance, Insurance & Real
 Estate

ABN AMRO HOLDING NV ADR                     3,286                 3,286                  80,712                         80,712
ACE LIMITED                                10,950     81,700     92,650                 306,600       2,287,600      2,594,200
AETNA INC                       10,900                           10,900  $  699,644                                    699,644
AFLAC INC                                   4,271                 4,271                 196,199                        196,199
ALLMERICA FINANCIAL CORP                    3,375                 3,375                 176,766                        176,766
AMBAC FINANCIAL GROUP INC                   1,300     40,500     41,800                  71,256       2,219,906      2,291,162
AMER INTERNATIONAL GROUP INC                1,100    132,275    133,375                 129,250      15,542,313     15,671,563
AMERICAN EXPRESS CO                                  144,000    144,000                               7,506,000      7,506,000
AON CORP                        33,200                           33,200   1,031,275                                  1,031,275
ASTORIA FINANCIAL CORP                        600                   600                  15,450                         15,450
AXA FINANICAL INC                           4,300    140,500    144,800                 146,200       4,777,000      4,923,200
BANK OF AMERICA CORP                          700    231,234    231,934                  30,100       9,943,062      9,973,162
BANK ONE                        31,000      4,100                35,100     823,438     108,906                        932,344
BEAR STEARNS COMPANIES INC                            30,173     30,173                               1,255,951      1,255,951
C.I.T. GROUP INC-A                          2,000                 2,000                  32,500                         32,500
CAPITAL ONE FINANCIAL CORP                  1,000     72,100     73,100                  44,625       3,217,463      3,262,088
CHASE MANHATTAN CORP (NEW)                  3,250    186,450    189,700                 149,703       8,588,353      8,738,056
CIGNA CORP                                  2,275                 2,275                 212,713                        212,713
CINCINNATI FINANCIAL CORP                            188,300    188,300                               5,919,681      5,919,681
CITIGROUP INC                               8,490    523,300    531,790                 511,523      31,528,825     32,040,348
CITY NATIONAL CORP                                   119,500    119,500                               4,242,250      4,242,250
COUNTRYWIDE CREDIT INDUSTRIES              10,593                10,593                 321,100                        321,100
FANNIE MAE                                    400    163,400    163,800                  20,875       8,527,438      8,548,313
FIRST UNION CORP                            2,800                 2,800                  69,475                         69,475
FIRSTAR CORP                    18,000                           18,000     379,125                                    379,125
FLEET BOSTON FINANCIAL CORP     16,100      4,000    348,600    368,700     547,400     136,000      11,852,400     12,535,800
FREDDIE MAC                     19,500      9,096    108,300    136,896     789,750     368,388       4,386,150      5,544,288
GOLDEN STATE BANCORP                                 171,300    171,300                               3,083,400      3,083,400
GOLDEN WEST FINANCIAL CORP                            89,100     89,100                               3,636,394      3,636,394
GOLDMAN SACHS GROUP INC                       500                   500                  47,438                         47,438
HCA-THE HEALTHCARE CORP                              346,100    346,100                              10,512,788     10,512,788
HOUSEHOLD INTERNATIONAL INC                           83,300     83,300                               3,462,156      3,462,156
J P MORGAN & CO INC                                   55,100     55,100                               6,067,888      6,067,888
KEYCORP                                     1,200                 1,200                  21,150                         21,150
KIMCO REALTY CORP                           1,700                 1,700                  69,700                         69,700
KNIGHT TRADING GROUP INC                              59,800     59,800                               1,782,788      1,782,788
LEHMAN BROTHERS HLDG INC                             100,900    100,900                               9,541,356      9,541,356
LOEWS CORP                                            42,000     42,000                               2,520,000      2,520,000
MBNA CORP                                            210,300    210,300                               5,704,388      5,704,388

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS
METLIFE INC                                1,700                 1,700                   35,806                          35,806
MGIC INV CORP                                      123,000     123,000                                 5,596,500      5,596,500
MORGAN STANLEY DEAN WITTER                 1,900   165,900     167,800                  158,175       13,811,175     13,969,350
NATIONWIDE FINANCIAL SERV A                        228,700     228,700                                 7,518,513      7,518,513
PACIFIC CENTURY FINL CORP                          145,500     145,500                                 2,127,938      2,127,938
PMI GROUP INC                                      131,100     131,100                                 6,227,250      6,227,250
PNC FINANCIAL SERVICES GROUP               3,350   104,900     108,250                  157,031        4,917,188      5,074,219
PROGRESSIVE CORP OHIO                      4,900                 4,900                  362,600                         362,600
PROVIDIAN FINANCIAL CORP                   2,650    30,100      32,750                  238,500        2,709,000      2,947,500
SCHWAB (CHARLES) CORP                      7,950                 7,950                  267,319                         267,319
SOVEREIGN BANCORP INC                              505,200     505,200                                 3,552,188      3,552,188
STARWOOD HOTELS & RESORTS WOR              2,600                 2,600                   84,013                          84,013
TRIZEC HAHN CORP                           8,400                 8,400                  150,150                         150,150
U.S. BANCORP                               3,000                 3,000                   57,750                          57,750
UNIONBANCAL CORPORATION                            155,100     155,100                                 2,879,044      2,879,044
UNITED HEALTHCARE CORP            5,900            126,700     132,600      505,925                   10,864,525     11,370,450
VORNADO REALTY TRUST                       1,500                 1,500                   52,125                          52,125
WASHINGTON MUTUAL  INC           23,100    2,000                25,100      667,013      57,750                         724,763
WELLPOINT HEALTH NETWORKS                  2,100                 2,100                  152,119                         152,119
WELLS FARGO & CO                           4,193    57,800      61,993                  162,479        2,239,750      2,402,229
XL CAPITAL LTD-CLASS A           20,700    4,090                24,790    1,120,388     221,371                       1,341,759
ZIONS BANCORPORATION                       1,300                 1,300                   59,658                          59,658
                                                                         -----------  ----------    -------------   ------------

                                                                          6,563,956   5,483,474      230,548,616    242,596,046
                                                                         -----------  ----------    -------------   ------------

Manufacturing

3COM CORPORATION                           1,100                 1,100                   63,388                          63,388
ABBOTT LABS                      31,600                         31,600    1,408,175                                   1,408,175
ADC TELECOMMUNICATIONS INC                          81,500      81,500                                 6,835,813      6,835,813
AGILENT TECHNOLOGIES INC                   1,200    28,986      30,186                   88,500        2,137,718      2,226,218
ALCAN ALUMINUM LTD                         5,000                 5,000                  155,000                         155,000
ALCOA INC                                  7,560   111,400     118,960                  219,240        3,230,600      3,449,840
ALLEGHENY TECHNOLOGIES INC                 1,200                 1,200                   21,600                          21,600
ALZA CORP                                  1,500                 1,500                   88,688                          88,688
AMERADA HESS CORP                17,000                         17,000    1,049,750                                   1,049,750
AMERICAN HOME PRODUCTS CORP                  600                   600                   35,250                          35,250
AMGEN INC                                  3,250    80,800      84,050                  228,313        5,676,200      5,904,513
ANALOG DEVICES INC.                                 82,900      82,900                                 6,300,400      6,300,400
ANHEUSER BUSCH INC                         2,100   162,600     164,700                  156,843       12,144,188     12,301,031
APPLE COMPUTER INC                                  49,600      49,600                                 2,597,800      2,597,800
APPLIED MATLS                              2,900   129,200     132,100                  262,813       11,708,750     11,971,563
APPLIED MICRO CIRCUITS CORP                         11,600      11,600                                 1,145,500      1,145,500
ATMEL CORP                                         116,900     116,900                                 4,310,688      4,310,688
AVENTIS -SPON ADR                          1,100                 1,100                   79,819                          79,819
AVON PRODUCTS INC                          9,184                 9,184                  408,688                         408,688
BAKER HUGHES INC                             800                   800                   25,600                          25,600
BAUSCH & LOMB INC                                  125,200     125,200                                 9,687,350      9,687,350
BAXTER INTERNATIONAL INC                   4,400                 4,400                  309,375                         309,375
BECKMAN COULTER INC                                 29,100      29,100                                 1,698,713      1,698,713

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS
BESTFOODS                       21,800    1,100     190,600    213,500     1,509,650      76,175     13,199,050   14,784,875
BIOGEN INC                                3,050                  3,050                   196,725                     196,725
BOEING CO                       25,700    3,793     332,800    362,293     1,074,581     158,595     13,915,200   15,148,376
BOSTON SCIENTIFIC CORP          19,700                          19,700       432,169                                 432,169
BP AMOCO PLC-ADR                                    150,000    150,000                                8,484,375    8,484,375
BRISTOL-MYERS SQUIBB CO                   3,200     166,200    169,400                   186,400      9,681,150    9,867,550
BRUNSWICK CORP                                      227,400    227,400                                3,766,313    3,766,313
CATERPILLAR INC                           3,755                  3,755                   127,201                     127,201
CHEVRON CORP                     6,300              119,200    125,500       534,319                 10,109,650   10,643,969
CISCO SYSTEMS INC                         7,400     456,200    463,600                   470,363     28,997,212   29,467,575
CLOROX CO                                   500                    500                    22,406                      22,406
COCA COLA CO                                700      19,700     20,400                    40,206      1,131,519    1,171,725
COMPAQ COMPUTER CORP            18,100    7,000                 25,100       462,681     178,938                     641,619
COMVERSE TECH                                        32,200     32,200                                2,994,600    2,994,600
COOPER INDUSTRIES INC                       700                    700                    22,794                      22,794
CORNING INCORPORATED                                 21,100     21,100                                5,694,363    5,694,363
DEERE & CO                                9,500                  9,500                   351,500                     351,500
DELL COMPUTER CORPORATION                 8,900                  8,900                   438,881                     438,881
DELPHI AUTOMOTIVE SYSTEMS       41,282              253,600    294,882       601,169                  3,693,050    4,294,219
DIAGEO PLC ADR                            5,193                  5,193                   184,676                     184,676
DOVER CORP                                3,793                  3,793                   153,854                     153,854
DOW CHEMICAL CO                                     350,500    350,500                               10,580,719   10,580,719
EASTMAN KODAK CO                15,000                          15,000       892,500                                 892,500
EI DUPONT DE NEMOURS &
 CO INC                                   2,900      60,200     63,100                   126,875      2,633,750    2,760,625
ELI LILLY & CO                            1,000     114,500    115,500                    99,875     11,435,688   11,535,563
EMC CORP                                  1,000     108,400    109,400                    76,938      8,340,025    8,416,963
EMERSON ELECTRIC CO             15,400    3,306                 18,706       929,775     199,600                   1,129,375
EXXON MOBIL CORPORATION                   3,916     365,165    369,081                   307,406     28,665,453   28,972,859
FMC CORP                                             43,200     43,200                                2,505,600    2,505,600
FORD MOTOR CO                               600     266,300    266,900                    25,800     11,450,900   11,476,700
GATEWAY INC                                          51,000     51,000                                2,894,250    2,894,250
GENERAL ELECTRIC CO                       2,700     640,500    643,200                   143,100     33,946,500   34,089,600
GENERAL MILLS INC               16,500                          16,500       631,125                                 631,125
GEORGIA PACIFIC CORP            20,300                          20,300       532,875                                 532,875
GILLETTE CO                               4,350                  4,350                   151,978                     151,978
GRANT PRIDECO INC                                   164,800    164,800                                4,120,000    4,120,000
H J HEINZ CO                              1,400                  1,400                    61,250                      61,250
HEWLETT-PACKARD CO                        1,600      90,400     92,000                   199,800     11,288,700   11,488,500
HONEYWELL INTERNATIONAL INC                 900      77,437     78,337                    30,319      2,608,659    2,638,978
ILLINOIS TOOL WORKS INC                   2,800                  2,800                   159,600                     159,600
INGERSOLL RAND CO               15,900    2,525                 18,425       639,975     101,631                     741,606
INTEL CORP                                5,450     232,800    238,250                   728,597     31,122,450   31,851,047
INTERNATIONAL GAME TECH                              61,300     61,300                                1,624,450    1,624,450
INTERNATIONAL PAPER CO                              180,700    180,700                                5,387,119    5,387,119
INTL BUSINESS MACHINES CORP               1,720     130,800    132,520                   188,448     14,330,775   14,519,223
INTUIT INC                                1,700                  1,700                    70,338                      70,338
JDS UNIPHASE CORP                         1,050                  1,050                   125,869                     125,869
JOHNSON & JOHNSON                                    69,900     69,900                                7,121,063    7,121,063
JOHNSON CONTROLS INC                                 81,500     81,500                                4,181,969    4,181,969
KIMBERLY CLARK CORP             13,200    3,400      66,000     82,600       757,350     195,075      3,786,750    4,739,175

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS
LEAR CORP                                  2,800                  2,800                  56,000                       56,000
LOCKHEED MARTIN CORP                                 422,400    422,400                               10,480,800  10,480,800
LSI LOGIC CORP                                        53,200     53,200                                2,879,450   2,879,450
LUCENT TECHNOLOGIES INC                    2,800      42,800     45,600                 165,900        2,535,900   2,701,800
LYONDELL PETRO                                       211,300    211,300                                3,539,275   3,539,275
MATTEL INC                      56,800                           56,800      749,050                                 749,050
MAXIM INTEGRATED PRODUCTS INC              4,550                  4,550                 309,116                      309,116
MEDTRONIC INC                              2,400                  2,400                 119,550                      119,550
MERCK & CO INC                  14,300               155,800    170,100    1,095,738                  11,938,175  13,033,913
MICROCHIP TECHNOLOGY                                 115,800    115,800                                6,747,159   6,747,159
MINNESOTA MINING & MFG CO        9,600     4,142     130,300    144,042      792,000    341,715       10,749,750  11,883,465
MOTOROLA INC                    12,900     1,560                 14,460      374,906     45,338                      420,244
MYLAN LABORATORIES, INC                              238,600    238,600                                4,354,450   4,354,450
NABISCO HOLDINGS CORP           16,800                           16,800      882,000                                 882,000
NEWS CORP LTD ADR                          1,400                  1,400                  76,300                       76,300
NIKE INC CL B                   25,100                           25,100      999,294                                 999,294
NOKIA CORP ADR                             4,500     112,400    116,900                 224,719        5,612,975   5,837,694
NORTEL NETWORKS CORP                         700                    700                  47,775                       47,775
PACCAR INC                                           137,100    137,100                                5,441,156   5,441,156
PE CORP-PE BIOSYSTEMS GROUP                  300                    300                  19,763                       19,763
PEPSI BOTTLING GROUP                                 324,800    324,800                                9,480,100   9,480,100
PEPSICO INC                     22,000               262,800    284,800      977,625                  11,678,175  12,655,800
PFIZER INC                                 7,025     388,675    395,700                 337,200       18,656,400  18,993,600
PHARMACIA CORPORATION                      8,796                  8,796                 454,643                      454,643
PHILIP MORRIS CO INC            48,600     2,800     280,400    331,800    1,290,938     74,375        7,448,125   8,813,438
PRAXAIR INC                     15,000                           15,000      561,563                                 561,563
PROCTER & GAMBLE CO             20,500     1,850     157,300    179,650    1,173,625    105,913        9,005,425  10,284,963
QUAKER OATS CO                                       121,000    121,000                                9,090,125   9,090,125
ROHM & HAAS CO                             1,900                  1,900                  65,550                       65,550
ROYAL DUTCH PETRO-NY SHARES     17,600       700     254,300    272,600    1,083,500     43,094       15,655,344  16,781,938
SABRE HOLDINGS CORP                        4,230                  4,230                 120,555                      120,555
SARA LEE CORP                   72,100     6,300                 78,400    1,392,431    121,669                    1,514,100
SCHERING-PLOUGH CORP            24,100     1,100      86,400    111,600    1,217,050     55,550        4,363,200   5,635,800
SEAGATE TECHNOLOGY INC                       600                    600                  33,000                       33,000
SEAGRAMS CO. LTD.                          1,000                  1,000                  58,000                       58,000
SHERWIN WILLIAMS CO             38,700                           38,700      819,956                                 819,956
TELLABS INC                                  400                    400                  27,375                       27,375
TEMPLE INLAND INC                          1,000      24,700     25,700                  42,000        1,037,400   1,079,400
TERADYNE INC                                          62,400     62,400                                4,586,400   4,586,400
TEXACO INC                      13,800                           13,800      734,850                                 734,850
TEXAS INSTRUMENTS INC                        900      78,400     79,300                  61,819        5,385,100   5,446,919
TEXTRON INC                                2,600                  2,600                 141,213                      141,213
TOSCO CORP                                   800                    800                  22,650                       22,650
TYCO INT'L LTD                             3,600                  3,600                 170,550                      170,550
UNITED TECHNOLOGIES CORP         7,700               170,500    178,200      453,338                  10,038,187  10,491,525
USG CORP NEW                                          63,300     63,300                                1,922,738   1,922,738
UST INC                                    4,200                  4,200                  61,688                       61,688
USX-MARATHON GROUP              34,300     4,800                 39,100      859,644    120,300                      979,944
VISTEON CORP                                  75      33,288     33,363                     909          403,611     404,520
WEATHERFORD INTERNATIONAL                            164,800    164,800                                6,561,100   6,561,100

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS
WESTVACO CORP                                        268,600  268,600                                  6,664,638       6,664,638
WEYERHAEUSER CO                                       50,800   50,800                                  2,184,400       2,184,400
WHIRLPOOL CORP                                        85,100   85,100                                  3,967,788       3,967,788
XEROX CORP                       34,400                        34,400      713,800                                       713,800
                                                                        ----------     ----------    -----------     -----------

                                                                        27,627,400     11,268,551    559,572,362     598,468,313
                                                                        ----------     ----------    -----------     -----------

Mining & Energy

ANADARKO PETROLEUM               19,100                        19,100      941,869                                       941,869
APACHE CORP                                2,800                2,800                     164,675                        164,675
BURLINGTON RESOURCES INC                   7,500      76,000   83,500                     286,875      2,907,000       3,193,875
COFLEXIP-SPONSORED ADR                                23,270   23,270                                  1,407,835       1,407,835
CONOCO INC-CL B                            5,800                5,800                     142,463                        142,463
CONOCO INC-CL A                            6,450                6,450                     141,900                        141,900
DEVON ENERGY CORPORATION                   2,708                2,708                     152,156                        152,156
DIAMOND OFFSHORE DRILLING        18,000              195,800  213,800      632,250                     6,877,475       7,509,725
FALCON DRILLING COMPANY INC                          521,800  521,800                                 12,294,913      12,294,913
GLOBAL MARINE INC                          1,100                1,100                      31,006                         31,006
OCCIDENTAL PETROLEUM                       7,700                7,700                     162,181                        162,181
PETROLEUM GEO SERVICES ADR                           239,100  239,100                                  4,079,644       4,079,644
SCHLUMBERGER LTD                                     161,900  161,900                                 12,081,788      12,081,788
TRANSOCEAN SEDCO FOREX INC                            31,343   31,343                                  1,674,892       1,674,892
                                                                        ----------     ----------    -----------     -----------

                                                                         1,574,119      1,081,256     41,323,545      43,978,920
                                                                        ----------     ----------    -----------     -----------

Retail Trade

ALBERTSONS INC                   27,500                        27,500      914,375                                       914,375
BEST BUY INC                                         128,500  128,500                                  8,127,625       8,127,625
CIRCUIT CITY STORES INC                      600     100,700  101,300                      19,913      3,341,981       3,361,894
COSTCO WHOLESALE CORP                      2,550                2,550                      84,150                         84,150
CVS CORP                                             159,200  159,200                                  6,368,000       6,368,000
DARDEN RESTAURANTS INC                               206,000  206,000                                  3,347,500       3,347,500
FEDERATED DEPT STORES INC NEW    10,700    4,500               15,200      361,125        151,875                        513,000
HARCOURT GENERAL INC                       4,725                4,725                     256,922                        256,922
HOME DEPOT INC                             4,600      69,150   73,750                     229,713      3,453,178       3,682,891
LIMITED INC                                6,000                6,000                     129,750                        129,750
MAY DEPARTMENT STORES CO                   5,214                5,214                     125,136                        125,136
MCDONALDS CORP                   18,700    5,112               23,812      615,931        168,377                        784,308
NORDSTROM INC                    23,100                        23,100      557,288                                       557,288
RADIOSHACK CORP                                       93,700   93,700                                  4,439,038       4,439,038
SAFEWAY INC                                2,400                2,400                     108,300                        108,300
TARGET CORP                                  600      61,400   62,000                      34,800      3,561,200       3,596,000
TIFFANY & CO                               1,300                1,300                      87,750                         87,750
TJX COMPANIES, INC                         1,400                1,400                      26,250                         26,250
WAL-MART STORES INC                        3,150     150,700  153,850                     181,519      8,684,088       8,865,606
                                                                        ----------     ----------    -----------     -----------

                                                                         2,448,719      1,604,453     41,322,609      45,375,781
                                                                        ----------     ----------    -----------     -----------

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS
Services

ADOBE SYSTEMS INC                                     73,500     73,500                              9,555,000      9,555,000
AMERICA ONLINE INC                         1,200     113,000    114,200                   63,300     5,960,750      6,024,050
AUTOMATIC DATA PROCESSING INC                        105,600    105,600                              5,656,200      5,656,200
CENDANT CORP                               2,100                  2,100                   29,400                       29,400
CHECK POINT SOFTWARE TECH                              5,700      5,700                              1,206,975      1,206,975
CITRIX SYS INC                               500                    500                    9,469                        9,469
COMPUTER ASSOCIATES INT'L INC             11,423                 11,423                  584,715                      584,715
DUN & BRADSTREET CORP                                214,800    214,800                              6,148,650      6,148,650
ELECTRONIC DATA SYSTEMS CORP                 900                    900                   37,125                       37,125
FIRST DATA CORP                  19,100              129,600    148,700       947,838                6,431,400      7,379,238
GENENTECH INC                                800                    800                  137,600                      137,600
HARRAH'S ENTERTAINMENT INC                            88,500     88,500                              1,852,969      1,852,969
MANPOWER                                             128,600    128,600                              4,115,200      4,115,200
MICROSOFT CORP                             4,250     158,700    162,950                  340,000    12,696,000     13,036,000
NETWORK APPLIANCE INC                                 15,400     15,400                              1,239,700      1,239,700
NEWS CORP LTD-SPONS ADR PRF                4,548                  4,548                  216,030                      216,030
ORACLE CORP                                  600     148,400    149,000                   50,438    12,474,875     12,525,313
PARAMETRIC TECHNOLOGY CORP                 6,400                  6,400                   70,400                       70,400
PAYCHEX INC                                6,150                  6,150                  258,300                      258,300
PIXAR INC                                  2,200                  2,200                   77,550                       77,550
SENSORMATIC ELECTRONICS CORP               1,600                  1,600                   25,300                       25,300
SIEBEL SYSTEMS INC                         2,650                  2,650                  433,441                      433,441
SUN MICROSYSTEMS INC                       1,600     123,800    125,400                  145,500    11,258,063     11,403,563
SYNOPSYS INC                               1,900                  1,900                   65,669                       65,669
TIME WARNER INC                            2,200      16,400     18,600                  167,200     1,246,400      1,413,600
USA NETWORKS INC                                     101,500    101,500                              2,194,938      2,194,938
WALT DISNEY PRODUCTIONS          20,300    3,600     155,500    179,400       787,894    139,725     6,035,344      6,962,963
                                                                            ---------  ---------    ----------     ----------

                                                                            1,735,731  2,851,160    88,072,463     92,659,354
                                                                            ---------  ---------    ----------     ----------


Transportation, Communications, Electric, Gas and Sanitary Services

A T & T CORP                     26,600    4,100     348,100    378,800       841,225    129,663    11,008,663     11,979,550
ALLEGIANCE TELECOM INC                       250                    250                   16,000                       16,000
AMFM INC                                   3,500                  3,500                  241,500                      241,500
AMR CORP                                   4,000                  4,000                  105,750                      105,750
AT & T WIRELESS CORP                                 178,200    178,200                              4,967,325      4,967,325
AT&T CORP-LIBERTY MEDIA A                  3,600                  3,600                   87,300                       87,300
BELL ATLANTIC CORP                         2,400     122,600    125,000                  121,950     6,229,613      6,351,563
BELLSOUTH CORP                                       147,300    147,300                              6,278,663      6,278,663
BURLINGTON NORTH SANTA FE CORP             6,647                  6,647                  152,466                      152,466
CABLEVISION SYSTEMS CL-A                   1,200                  1,200                   81,450                       81,450
CARNIVAL CORP-CL A                         4,200                  4,200                   81,900                       81,900
CHRIS-CRAFT INDUSTRIES INC                            61,800     61,800                              4,082,663      4,082,663
COLUMBIA ENERGY GROUP                        700                    700                   45,938                       45,938
COMCAST CORP-SPECIAL CL A                    500      46,500     47,000                   20,250     1,883,250      1,903,500
COX COMMUNICATIONS INC-CL A                2,150                  2,150                   97,959                       97,959
CSX CORP                                   2,500                  2,500                   52,969                       52,969

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                        LIBERTY
                                      LIBERTY                                           ALL-STAR        LIBERTY
                                      ALL-STAR     LIBERTY                  LIBERTY     GROWTH &        GROWTH &
                            LIBERTY   GROWTH &     GROWTH &                  VALUE       INCOME          INCOME          PRO FORMA
                             VALUE     INCOME       INCOME     PRO FORMA      FUND        FUND            FUND            COMBINED
                             FUND       FUND         FUND       COMBINED     MARKET      MARKET          MARKET            MARKET
                            SHARES     SHARES       SHARES       SHARES       VALUE       VALUE          VALUE              VALUE
COMMON STOCKS
DELTA AIR LINES INC                     3,000        79,600       82,600                   151,688       4,024,775        4,176,463
DTE ENERGY CO                             800                        800                    24,450                           24,450
DUKE ENERGY                                          60,100       60,100                                 3,388,138        3,388,138
DYNEGY INC                                400                        400                    27,325                           27,325
EDISON INTERNATIONAL                                235,700      235,700                                 4,831,850        4,831,850
EL PASO ENERGY CORP                     6,200                      6,200                   315,813                          315,813
ENTERGY CORP                18,600                  252,400      271,000      505,688                    6,862,125        7,367,813
FLORIDA PROGRESS CORP                   2,000                      2,000                    93,750                           93,750
GLOBAL CROSSING LTD                     1,000                      1,000                    26,313                           26,313
GTE CORP                                2,950       201,400      204,350                   183,638      12,537,150       12,720,788
KANSAS CITY SOUTHN
 INDS INC                               3,750                      3,750                   332,578                          332,578
LEVEL 3 COMMUNICATIONS                    250                        250                    22,000                           22,000
P G & E CORP                10,700        900       116,000      127,600      263,488       22,163       2,856,500        3,142,150
PECO ENERGY CO                          4,100                      4,100                   165,281                          165,281
PMC-SIERRA INC                                       16,800       16,800                                 2,985,150        2,985,150
QWEST COMMUNICATIONS
 INTL                                     500                        500                    24,844                           24,844
RELIANT ENERGY INC                      5,400                      5,400                   159,638                          159,638
RF MICRO DEVICES INC                                 47,400       47,400                                 4,153,425        4,153,425
SBC COMMUNICATIONS INC                  9,959       409,400      419,359                   430,727      17,706,550       18,137,277
SOUTHERN CO                 24,800                                24,800      578,150                                       578,150
SOUTHWEST AIRLINES CO                   8,650                      8,650                   163,809                          163,809
SPRINT CORP (FON GROUP)                 3,253       189,200      192,453                   165,903       9,649,200        9,815,103
SPRINT CORP PCS                           500                        500                    29,750                           29,750
TELEPHONE & DATA                                     24,300       24,300                                 2,436,075        2,436,075
TIDEWATER INC               14,900                                14,900      536,400                                       536,400
TXU CORP                                            164,500      164,500                                 4,852,750        4,852,750
UAL INC                                              56,000       56,000                                 3,258,500        3,258,500
UNICOM CORPORATION                                  160,400      160,400                                 6,205,475        6,205,475
UNION PACIFIC CORP          11,300      1,400       137,900      150,600      420,219       52,063       5,128,156        5,600,438
UNITED PARCEL SERVICE-
 CL B                                   2,300                      2,300                   135,700                          135,700
US CELLULAR CORP                                     29,700       29,700                                 1,871,100        1,871,100
WASTE MANAGEMENT INC                    1,200                      1,200                    22,800                           22,800
WILLIAMS COMPANIES INC                  1,900                      1,900                    79,206                           79,206
WORLDCOM INC                16,600      5,200                     21,800      761,526      238,550                        1,000,076
                                                                          -----------  -----------  --------------   --------------

                                                                            3,906,695    4,103,080     127,197,094      135,206,868
                                                                          -----------  -----------  --------------   --------------

Wholesale Trade

SYSCO CORP                                          182,600      182,600                                 7,692,025        7,692,025
                                                                                                    --------------   --------------

Total Common Stocks                                                        43,856,620   26,532,356   1,099,613,570    1,170,002,546
                                                                          -----------  -----------  --------------   --------------

CASH EQUIVALENTS         Par          Par        Par          Par

WARBURG  REPURCHASE
 AGREEMENT
 6.60% 7/3/2000        $ 1,567,000  $ 972,000  $ 25,932,000   28,471,000    1,567,000      972,000      25,932,000       28,471,000
                                                                          -----------  -----------  --------------   --------------

TOTAL INVESTMENTS (COST OF $43,810,733, $25,098,509, $976,414,426
 AND $1,045,323,668, RESPECTIVELY)                                        $45,423,620  $27,504,356  $1,125,545,570   $1,198,473,546
                                                                          ===========  ===========  ==============   ==============

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                                                                      LIBERTY
                                          LIBERTY                                     ALL-STAR         LIBERTY
                                         ALL-STAR   LIBERTY                LIBERTY     GROWTH &        GROWTH &
                                LIBERTY   GROWTH &  GROWTH &                VALUE       INCOME          INCOME    PRO FORMA
                                 VALUE     INCOME    INCOME   PRO FORMA      FUND        FUND            FUND      COMBINED
                                 FUND       FUND      FUND     COMBINED     MARKET      MARKET          MARKET      MARKET
                                SHARES     SHARES    SHARES     SHARES       VALUE       VALUE          VALUE        VALUE
COMMON STOCKS


No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                                                                                                         Liberty
                                                                                 Liberty                             Growth & Income
                                           Liberty        Liberty All-Star    Growth & Income                             Fund
                                            Value         Growth & Income         Fund              Pro Forma            Pro Forma
                                             Fund              Fund           (Acquring Fund)      Adjustments           Combined
Investments, at value                     $45,423,620       $27,504,356       $1,125,545,570       $      --          $1,198,473,546
Cash                                              342             4,096                  176              --                   4,614
Receivable for investments sold                  --                --                   --                --                    --
Payable for investments purchased                --                --                   --                --                    --
Other assets less other liabilities            18,463               621           35,737,174           (68,764)(a)        35,687,494

Net assets                                $45,442,425       $27,509,073       $1,161,282,920       $   (68,764)       $1,234,165,654


Class A:
Net assets                                $10,441,098       $ 4,299,897       $  309,356,714           (14,633)       $  324,083,076
Shares outstanding                            920,529           368,742           15,017,711          (578,395)       $   15,732,602
Net asset value                           $     11.34       $     11.66       $        20.60                          $        20.60

Class B:
Net assets                                $19,380,181       $16,346,839       $  822,643,366           (38,446)       $  858,331,940
Shares outstanding                          1,714,187         1,415,688           41,382,562        (1,346,712)       $   43,177,853
Net asset value                           $     11.31       $     11.55       $        19.88                          $        19.88

Class C:
Net assets                                $ 1,934,018       $ 4,524,072       $   29,281,763            (5,629)       $   35,734,224
Shares outstanding                            171,022           391,868            1,465,147          (240,874)       $    1,788,003
Net asset value                           $     11.31       $     11.54       $        19.99                          $        19.99

Class Z:
Net assets                                $13,687,128       $ 2,338,265       $        1,077           (10,056)       $   16,016,414
Shares outstanding                          1,206,557           199,907                   52          (633,337)       $      773,309
Net asset value                           $     11.34       $     11.70       $        20.71                          $        20.71



(a) Adjustment reflects one time proxy, accounting, legal and other costs of the reorganization of $26,420, $24,684 and $17,660 to be borne by Liberty Value Fund, Liberty All Star Growth & Income Fund and Liberty Growth & Income Fund, respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                                                    Liberty Financial                     Fund
                                                                                    -----------------                     ----
          Liberty Value Fund                                                               50%                             50%
          Liberty All-Star Growth & Income Fund                                            50%                             50%
          Liberty Growth & Income Fund                                                     75%                             25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)


                                                          LIBERTY ALL-STAR
                                         LIBERTY VALUE        GROWTH &        LIBERTY GROWTH &       PRO FORMA          PRO FORMA
                                               FUND            INCOME           INCOME FUND         ADJUSTMENTS          COMBINED
                                         ------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                     852,965           268,398          15,573,131                 --           16,694,494
Interest                                       46,028            37,185           1,966,931                 --            2,050,144
                                           ----------        ----------        ------------        -------------       ------------
   Total investment income                    898,993           305,583          17,540,062                 --           18,744,638

EXPENSES
Management fee                                356,825           132,571           9,452,952              (89,206) (a)     9,853,142
Administration fee                               --              44,190                --                (44,190) (a)         --
Service fee - Class A, B, C                    80,902            49,748           3,099,842                 --    (a)     3,230,492
Distribution fee - Class B                    144,648            95,935           6,593,089                 --    (a)     6,833,672
Distribution fee - Class C                     11,951            27,559             244,861                 --    (a)       284,371
Transfer agent fee                             94,869            46,431           2,728,605             (265,280) (d)     2,604,625
Bookkeeping fee                                27,000            27,000             420,040              (37,326) (a)       436,714
Trustees fee                                    7,463            12,950              56,473              (29,552) (b)        47,334
All other expenses                            129,672           221,950           1,052,407             (463,029) (c)       941,000
                                           ----------        ----------        ------------        -------------       ------------
   Total operating expenses                   853,330           658,334          23,648,269             (928,583)        24,231,350
                                           ----------        ----------        ------------        -------------       ------------
Expense reimbursement                        (281,305)         (208,902)               --                490,207  (a)         --
                                           ----------        ----------        ------------        -------------       ------------
   Net Expenses                               572,025           449,432          23,648,269             (438,376)        24,231,350

NET INVESTMENT INCOME (LOSS)                  326,968          (143,849)         (6,108,207)             438,376         (5,486,712)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments    (5,244,334)         (118,211)        183,532,200                 --          178,169,654
Change in net unrealized appreciation/
 depreciation during the period
 on investments                            (1,924,598)        1,816,980        (170,105,574)                --         (170,213,191)
                                           ----------        ----------        ------------        -------------       ------------
      Net Gain (Loss)                      (7,168,932)        1,698,769          13,426,626                 --            7,956,463
                                           ----------        ----------        ------------        -------------       ------------
Increase (Decrease) in Net Assets from
  Operations                               (6,841,963)        1,554,920           7,318,419              438,376          2,469,751


(a) Based on the contract in effect for the surviving fund.

(b) Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

           NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                              (UNAUDITED)
                             JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for Liberty Value Fund, Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                            133,100           133,100


Construction

HALLIBURTON CO                                                                   2,975                                  2,975


Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                          3,286                                  3,286
ACE LIMITED                                                                     10,950               81,700            92,650
AETNA INC                                                    10,900                                                    10,900
AFLAC INC                                                                        4,271                                  4,271
ALLMERICA FINANCIAL CORP                                                         3,375                                  3,375
AMBAC FINANCIAL GROUP INC                                                        1,300               40,500            41,800
AMER INTERNATIONAL GROUP INC                                                     1,100              132,275           133,375
AMERICAN EXPRESS CO                      240,000                                                    144,000           384,000
AON CORP                                                     33,200                                                    33,200
ASTORIA FINANCIAL CORP                                                             600                                    600
AXA FINANICAL INC                                                                4,300              140,500           144,800
BANK OF AMERICA CORP                      67,896                                   700              231,234           299,830
BANK ONE                                                     31,000              4,100                                 35,100
BEAR STEARNS COMPANIES INC                                                                           30,173            30,173
C.I.T. GROUP INC-A                                                               2,000                                  2,000
CAPITAL ONE FINANCIAL CORP                                                       1,000               72,100            73,100
CHASE MANHATTAN CORP (NEW)               193,200                                 3,250              186,450           382,900
CIGNA CORP                                                                       2,275                                  2,275
CINCINNATI FINANCIAL CORP                                                                           188,300           188,300
CITIGROUP INC                            244,810                                 8,490              523,300           776,600
CITY NATIONAL CORP                                                                                  119,500           119,500
COUNTRYWIDE CREDIT INDUSTRIES                                                   10,593                                 10,593
FANNIE MAE                               161,000                                   400              163,400           324,800
FIRST UNION CORP                                                                 2,800                                  2,800
FIRSTAR CORP                                                 18,000                                                    18,000
FLEET BOSTON FINANCIAL CORP                                  16,100              4,000              348,600           368,700
FREDDIE MAC                                                  19,500              9,096              108,300           136,896
GOLDEN STATE BANCORP                                                                                171,300           171,300
GOLDEN WEST FINANCIAL CORP                                                                           89,100            89,100
GOLDMAN SACHS GROUP INC                                                            500                                    500
HCA-THE HEALTHCARE CORP                                                                             346,100           346,100
HOUSEHOLD INTERNATIONAL INC                                                                          83,300            83,300
J P MORGAN & CO INC                                                                                  55,100            55,100
KEYCORP                                                                          1,200                                  1,200
KIMCO REALTY CORP                                                                1,700                                  1,700
KNIGHT TRADING GROUP INC                                                                             59,800            59,800
LEHMAN BROTHERS HLDG INC                                                                            100,900           100,900
LOEWS CORP                                                                                           42,000            42,000
MBNA CORP                                                                                           210,300           210,300
METLIFE INC                                                                      1,700                                  1,700
MGIC INV CORP                                                                                       123,000           123,000
MORGAN STANLEY DEAN WITTER                                                       1,900              165,900           167,800
NATIONWIDE FINANCIAL SERV A                                                                         228,700           228,700
PACIFIC CENTURY FINL CORP                                                                           145,500           145,500
PMI GROUP INC                                                                                       131,100           131,100
PNC FINANCIAL SERVICES GROUP                                                     3,350              104,900           108,250
PROGRESSIVE CORP OHIO                                                            4,900                                  4,900
PROVIDIAN FINANCIAL CORP                                                         2,650               30,100            32,750
SCHWAB (CHARLES) CORP                                                            7,950                                  7,950
SOVEREIGN BANCORP INC                                                                               505,200           505,200

                                    SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                  INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                    MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS

Agriculture, Forestry & Fishing

CANADIAN NATL RAILWAY CO                                                                     $ 3,884,856         $ 3,884,856
                                                                                         ----------------   -----------------

Construction

HALLIBURTON CO                                                            $ 140,383                                  140,383
                                                                     ---------------                        -----------------

Finance, Insurance & Real Estate

ABN AMRO HOLDING NV ADR                                                      80,712                                   80,712
ACE LIMITED                                                                 306,600            2,287,600           2,594,200
AETNA INC                                               $ 699,644                                                    699,644
AFLAC INC                                                                   196,199                                  196,199
ALLMERICA FINANCIAL CORP                                                    176,766                                  176,766
AMBAC FINANCIAL GROUP INC                                                    71,256            2,219,906           2,291,163
AMER INTERNATIONAL GROUP INC                                                129,250           15,542,313          15,671,563
AMERICAN EXPRESS CO                  $ 12,510,000                                              7,506,000          20,016,000
AON CORP                                                1,031,275                                                  1,031,275
ASTORIA FINANCIAL CORP                                                       15,450                                   15,450
AXA FINANICAL INC                                                           146,200            4,777,000           4,923,200
BANK OF AMERICA CORP                    2,919,528                            30,100            9,943,062          12,892,690
BANK ONE                                                  823,438           108,906                                  932,344
BEAR STEARNS COMPANIES INC                                                                     1,255,951           1,255,951
C.I.T. GROUP INC-A                                                           32,500                                   32,500
CAPITAL ONE FINANCIAL CORP                                                   44,625            3,217,463           3,262,088
CHASE MANHATTAN CORP (NEW)              8,899,275                           149,703            8,588,353          17,637,331
CIGNA CORP                                                                  212,713                                  212,713
CINCINNATI FINANCIAL CORP                                                                      5,919,681           5,919,681
CITIGROUP INC                          14,749,803                           511,523           31,528,825          46,790,150
CITY NATIONAL CORP                                                                             4,242,250           4,242,250
COUNTRYWIDE CREDIT INDUSTRIES                                               321,100                                  321,100
FANNIE MAE                              8,402,188                            20,875            8,527,438          16,950,500
FIRST UNION CORP                                                             69,475                                   69,475
FIRSTAR CORP                                              379,125                                                    379,125
FLEET BOSTON FINANCIAL CORP                               547,400           136,000           11,852,400          12,535,800
FREDDIE MAC                                               789,750           368,388            4,386,150           5,544,288
GOLDEN STATE BANCORP                                                                           3,083,400           3,083,400
GOLDEN WEST FINANCIAL CORP                                                                     3,636,394           3,636,394
GOLDMAN SACHS GROUP INC                                                      47,438                                   47,438
HCA-THE HEALTHCARE CORP                                                                       10,512,788          10,512,788
HOUSEHOLD INTERNATIONAL INC                                                                    3,462,156           3,462,156
J P MORGAN & CO INC                                                                            6,067,888           6,067,888
KEYCORP                                                                      21,150                                   21,150
KIMCO REALTY CORP                                                            69,700                                   69,700
KNIGHT TRADING GROUP INC                                                                       1,782,788           1,782,788
LEHMAN BROTHERS HLDG INC                                                                       9,541,356           9,541,356
LOEWS CORP                                                                                     2,520,000           2,520,000
MBNA CORP                                                                                      5,704,388           5,704,388
METLIFE INC                                                                  35,806                                   35,806
MGIC INV CORP                                                                                  5,596,500           5,596,500
MORGAN STANLEY DEAN WITTER                                                  158,175           13,811,175          13,969,350
NATIONWIDE FINANCIAL SERV A                                                                    7,518,513           7,518,513
PACIFIC CENTURY FINL CORP                                                                      2,127,938           2,127,938
PMI GROUP INC                                                                                  6,227,250           6,227,250
PNC FINANCIAL SERVICES GROUP                                                157,031            4,917,188           5,074,219
PROGRESSIVE CORP OHIO                                                       362,600                                  362,600
PROVIDIAN FINANCIAL CORP                                                    238,500            2,709,000           2,947,500
SCHWAB (CHARLES) CORP                                                       267,319                                  267,319
SOVEREIGN BANCORP INC                                                                          3,552,188           3,552,188

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
COMMON STOCKS

STARWOOD HOTELS & RESORTS WOR                                                    2,600                                  2,600
TRIZEC HAHN CORP                                                                 8,400                                  8,400
U.S. BANCORP                                                                     3,000                                  3,000
UNIONBANCAL CORPORATION                                                                             155,100           155,100
UNITED HEALTHCARE CORP                                        5,900                                 126,700           132,600
VORNADO REALTY TRUST                                                             1,500                                  1,500
WASHINGTON MUTUAL  INC                                       23,100              2,000                                 25,100
WELLPOINT HEALTH NETWORKS                                                        2,100                                  2,100
WELLS FARGO & CO                         156,660                                 4,193               57,800           218,653
XL CAPITAL LTD-CLASS A                                       20,700              4,090                                 24,790
ZIONS BANCORPORATION                                                             1,300                                  1,300





Manufacturing

3COM CORPORATION                                                                 1,100                                  1,100
ABBOTT LABS                                                  31,600                                                    31,600
ADC TELECOMMUNICATIONS INC                                                                           81,500            81,500
AGILENT TECHNOLOGIES INC                                                         1,200               28,986            30,186
ALCAN ALUMINUM LTD                                                               5,000                                  5,000
ALCOA INC                                                                        7,560              111,400           118,960
ALLEGHENY TECHNOLOGIES INC                                                       1,200                                  1,200
ALZA CORP                                                                        1,500                                  1,500
AMERADA HESS CORP                                            17,000                                                    17,000
AMERICAN HOME PRODUCTS CORP                                                        600                                    600
AMGEN INC                                                                        3,250               80,800            84,050
ANALOG DEVICES INC                                                                                   82,900            82,900
ANHEUSER BUSCH INC                                                               2,100              162,600           164,700
APPLE COMPUTER INC                                                                                   49,600            49,600
APPLIED MATLS                             80,000                                 2,900              129,200           212,100
APPLIED MICRO CIRCUITS CORP                                                                          11,600            11,600
ATMEL CORP                                                                                          116,900           116,900
AVENTIS-SPON ADR                                                                 1,100                                  1,100
AVON PRODUCTS INC                         40,000                                 9,184                                 49,184
BAKER HUGHES INC                                                                   800                                    800
BAUSCH & LOMB INC                                                                                   125,200           125,200
BAXTER INTERNATIONAL INC                  95,000                                 4,400                                 99,400
BECKMAN COULTER INC                                                                                  29,100            29,100
BESTFOODS                                                    21,800              1,100              190,600           213,500
BIOGEN INC                                                                       3,050                                  3,050
BIOMET INC                               127,000                                                                      127,000
BOEING CO                                 99,600             25,700              3,793              332,800           461,893
BOSTON SCIENTIFIC CORP                                       19,700                                                    19,700
BP AMOCO PLC-ADR                         242,810                                                    150,000           392,810
BRISTOL-MYERS SQUIBB CO                  150,000                                 3,200              166,200           319,400
BRUNSWICK CORP                                                                                      227,400           227,400
CATERPILLAR INC                                                                  3,755                                  3,755
CHEVRON CORP                                                  6,300                                 119,200           125,500
CISCO SYSTEMS INC                         90,000                                 7,400              456,200           553,600
CLOROX CO                                                                          500                                    500
COCA COLA CO                                                                       700               19,700            20,400
COMPAQ COMPUTER CORP                     195,000             18,100              7,000                                220,100
COMVERSE TECH                                                                                        32,200            32,200
COOPER INDUSTRIES INC                                                              700                                    700
CORNING INCORPORATED                                                                                 21,100            21,100
DEERE & CO                                                                       9,500                                  9,500
DELL COMPUTER CORPORATION                                                        8,900                                  8,900
DELPHI AUTOMOTIVE SYSTEMS                                    41,282                                 253,600           294,882
DIAGEO PLC ADR                                                                   5,193                                  5,193
DOVER CORP                                                                       3,793                                  3,793

                                      SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                    INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                      MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS

STARWOOD HOTELS & RESORTS WOR                                                  84,013                                   84,013
TRIZEC HAHN CORP                                                              150,150                                  150,150
U.S. BANCORP                                                                   57,750                                   57,750
UNIONBANCAL CORPORATION                                                                          2,879,044           2,879,044
UNITED HEALTHCARE CORP                                      505,925                             10,864,525          11,370,450
VORNADO REALTY TRUST                                                           52,125                                   52,125
WASHINGTON MUTUAL  INC                                      667,013            57,750                                  724,763
WELLPOINT HEALTH NETWORKS                                                     152,119                                  152,119
WELLS FARGO & CO                          6,070,575                           162,479            2,239,750           8,472,804
XL CAPITAL LTD-CLASS A                                    1,120,388           221,371                                1,341,759
ZIONS BANCORPORATION                                                           59,658                                   59,658
                                    ----------------   -------------   ---------------     ----------------   -----------------

                                         53,551,368       6,563,956         5,483,474          230,548,616         296,147,414
                                    ----------------   -------------   ---------------     ----------------   -----------------

Manufacturing

3COM CORPORATION                                                               63,388                                   63,388
ABBOTT LABS                                               1,408,175                                                  1,408,175
ADC TELECOMMUNICATIONS INC                                                                       6,835,813           6,835,813
AGILENT TECHNOLOGIES INC                                                       88,500            2,137,718           2,226,218
ALCAN ALUMINUM LTD                                                            155,000                                  155,000
ALCOA INC                                                                     219,240            3,230,600           3,449,840
ALLEGHENY TECHNOLOGIES INC                                                     21,600                                   21,600
ALZA CORP                                                                      88,688                                   88,688
AMERADA HESS CORP                                         1,049,750                                                  1,049,750
AMERICAN HOME PRODUCTS CORP                                                    35,250                                   35,250
AMGEN INC                                                                     228,313            5,676,200           5,904,513
ANALOG DEVICES INC                                                                               6,300,400           6,300,400
ANHEUSER BUSCH INC                                                            156,844           12,144,188          12,301,031
APPLE COMPUTER INC                                                                               2,597,800           2,597,800
APPLIED MATLS                             7,250,000                           262,813           11,708,750          19,221,563
APPLIED MICRO CIRCUITS CORP                                                                      1,145,500           1,145,500
ATMEL CORP                                                                                       4,310,688           4,310,688
AVENTIS-SPON ADR                                                              79,819                                   79,819
AVON PRODUCTS INC                         1,780,000                           408,688                                2,188,688
BAKER HUGHES INC                                                               25,600                                   25,600
BAUSCH & LOMB INC                                                                                9,687,350           9,687,350
BAXTER INTERNATIONAL INC                  6,679,688                           309,375                                6,989,063
BECKMAN COULTER INC                                                                              1,698,713           1,698,713
BESTFOODS                                                 1,509,650            76,175           13,199,050          14,784,875
BIOGEN INC                                                                    196,725                                  196,725
BIOMET INC                                4,881,563                                                                  4,881,563
BOEING CO                                 4,164,525       1,074,581           158,595           13,915,200          19,312,901
BOSTON SCIENTIFIC CORP                                      432,169                                                    432,169
BP AMOCO PLC-ADR                         13,733,940                                              8,484,375          22,218,315
BRISTOL-MYERS SQUIBB CO                   8,737,500                           186,400            9,681,150          18,605,050
BRUNSWICK CORP                                                                                   3,766,313           3,766,313
CATERPILLAR INC                                                               127,201                                  127,201
CHEVRON CORP                                                534,319                             10,109,650          10,643,969
CISCO SYSTEMS INC                         5,720,625                           470,363           28,997,213          35,188,200
CLOROX CO                                                                      22,406                                   22,406
COCA COLA CO                                                                   40,206            1,131,519           1,171,725
COMPAQ COMPUTER CORP                      4,984,688         462,681           178,938                                5,626,306
COMVERSE TECH                                                                                    2,994,600           2,994,600
COOPER INDUSTRIES INC                                                          22,794                                   22,794
CORNING INCORPORATED                                                                             5,694,363           5,694,363
DEERE & CO                                                                    351,500                                  351,500
DELL COMPUTER CORPORATION                                                     438,881                                  438,881
DELPHI AUTOMOTIVE SYSTEMS                                   601,169                              3,693,050           4,294,219
DIAGEO PLC ADR                                                                184,676                                  184,676
DOVER CORP                                                                    153,854                                  153,854

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
COMMON STOCKS

DOW CHEMICAL CO                                                                                     350,500           350,500
EASTMAN KODAK CO                                             15,000                                                    15,000
ECOLAB INC                               250,000                                                                      250,000
EI DUPONT DE NEMOURS & CO INC             29,179                                 2,900               60,200            92,279
ELI LILLY & CO                                                                   1,000              114,500           115,500
EMC CORP                                                                         1,000              108,400           109,400
EMERSON ELECTRIC CO                       50,000             15,400              3,306                                 68,706
EXXON MOBIL CORPORATION                                                          3,916              365,165           369,081
FMC CORP                                                                                             43,200            43,200
FORD MOTOR CO                                                                      600              266,300           266,900
GATEWAY INC                                                                                          51,000            51,000
GENERAL ELECTRIC CO                      234,000                                 2,700              640,500           877,200
GENERAL MILLS INC                                            16,500                                                    16,500
GEORGIA PACIFIC (TIMBER GRP)              75,000                                                                       75,000
GEORGIA PACIFIC CORP                     170,000             20,300                                                   190,300
GILLETTE CO                              134,400                                 4,350                                138,750
GRANT PRIDECO INC                                                                                   164,800           164,800
H J HEINZ CO                                                                     1,400                                  1,400
HEWLETT-PACKARD CO                                                               1,600               90,400            92,000
HONEYWELL INTERNATIONAL INC              152,500                                   900               77,437           230,837
HUBBELL INC CL B                          70,400                                                                       70,400
ILLINOIS TOOL WORKS INC                                                          2,800                                  2,800
INGERSOLL RAND CO                                            15,900              2,525                                 18,425
INTEL CORP                                40,000                                 5,450              232,800           278,250
INTERNATIONAL GAME TECH                                                                              61,300            61,300
INTERNATIONAL PAPER CO                                                                              180,700           180,700
INTL BUSINESS MACHINES CORP              105,000                                 1,720              130,800           237,520
INTUIT INC                                                                       1,700                                  1,700
JDS UNIPHASE CORP                                                                1,050                                  1,050
JOHNSON & JOHNSON                                                                                    69,900            69,900
JOHNSON CONTROLS INC                                                                                 81,500            81,500
KIMBERLY CLARK CORP                                          13,200              3,400               66,000            82,600
LEAR CORP                                140,000                                 2,800                                142,800
LITTLEFUSE INC                            35,000                                                                       35,000
LOCKHEED MARTIN CORP                                                                                422,400           422,400
LSI LOGIC CORP                                                                                       53,200            53,200
LUCENT TECHNOLOGIES INC                                                          2,800               42,800            45,600
LYONDELL PETRO                                                                                      211,300           211,300
MATTEL INC                                                   56,800                                                    56,800
MAXIM INTEGRATED PRODUCTS INC                                                    4,550                                  4,550
MEDTRONIC INC                                                                    2,400                                  2,400
MERCK & CO INC                                               14,300                                 155,800           170,100
MICROCHIP TECHNOLOGY                                                                                115,800           115,800
MINNESOTA MINING & MFG CO                                     9,600              4,142              130,300           144,042
MOTOROLA INC                              45,000             12,900              1,560                                 59,460
MYLAN LABORATORIES, INC                                                                             238,600           238,600
NABISCO HOLDINGS CORP                                        16,800                                                    16,800
NEWS CORP LTD ADR                                                                1,400                                  1,400
NIKE INC CL B                                                25,100                                                    25,100
NOKIA CORP ADR                                                                   4,500              112,400           116,900
NORTEL NETWORKS CORP                                                               700                                    700
PACCAR INC                                                                                          137,100           137,100
PE CORP-PE BIOSYSTEMS GROUP                                                        300                                    300
PEPSI BOTTLING GROUP                                                                                324,800           324,800
PEPSICO INC                                                  22,000                                 262,800           284,800
PFIZER INC                               316,250                                 7,025              388,675           711,950
PHARMACIA CORPORATION                    149,500                                 8,796                                158,296
PHILIP MORRIS CO INC                     203,000             48,600              2,800              280,400           534,800
PRAXAIR INC                                                  15,000                                                    15,000
PROCTER & GAMBLE CO                       81,000             20,500              1,850              157,300           260,650
QUAKER OATS CO                                                                                      121,000           121,000

                                      SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                    INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                      MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS

DOW CHEMICAL CO                                                                                 10,580,719          10,580,719
EASTMAN KODAK CO                                            892,500                                                    892,500
ECOLAB INC                                9,765,625                                                                  9,765,625
EI DUPONT DE NEMOURS & CO INC             1,276,581                           126,875            2,633,750           4,037,206
ELI LILLY & CO                                                                 99,875           11,435,688          11,535,563
EMC CORP                                                                       76,938            8,340,025           8,416,963
EMERSON ELECTRIC CO                       3,018,750         929,775           199,600                                4,148,125
EXXON MOBIL CORPORATION                                                       307,406           28,665,453          28,972,859
FMC CORP                                                                                         2,505,600           2,505,600
FORD MOTOR CO                                                                  25,800           11,450,900          11,476,700
GATEWAY INC                                                                                      2,894,250           2,894,250
GENERAL ELECTRIC CO                      12,402,000                           143,100           33,946,500          46,491,600
GENERAL MILLS INC                                           631,125                                                    631,125
GEORGIA PACIFIC (TIMBER GRP)              1,621,875                                                                  1,621,875
GEORGIA PACIFIC CORP                      4,462,500         532,875                                                  4,995,375
GILLETTE CO                               4,695,600                           151,978                                4,847,578
GRANT PRIDECO INC                                                                                4,120,000           4,120,000
H J HEINZ CO                                                                   61,250                                   61,250
HEWLETT-PACKARD CO                                                            199,800           11,288,700          11,488,500
HONEYWELL INTERNATIONAL INC               5,137,344                            30,319            2,608,659           7,776,321
HUBBELL INC CL B                          1,795,200                                                                  1,795,200
ILLINOIS TOOL WORKS INC                                                       159,600                                  159,600
INGERSOLL RAND CO                                           639,975           101,631                                  741,606
INTEL CORP                                5,347,500                           728,597           31,122,450          37,198,547
INTERNATIONAL GAME TECH                                                                          1,624,450           1,624,450
INTERNATIONAL PAPER CO                                                                           5,387,119           5,387,119
INTL BUSINESS MACHINES CORP              11,504,063                           188,448           14,330,775          26,023,285
INTUIT INC                                                                     70,338                                   70,338
JDS UNIPHASE CORP                                                             125,869                                  125,869
JOHNSON & JOHNSON                                                                                7,121,063           7,121,063
JOHNSON CONTROLS INC                                                                             4,181,969           4,181,969
KIMBERLY CLARK CORP                                         757,350           195,075            3,786,750           4,739,175
LEAR CORP                                 2,800,000                            56,000                                2,856,000
LITTLEFUSE INC                            1,715,000                                                                  1,715,000
LOCKHEED MARTIN CORP                                                                            10,480,800          10,480,800
LSI LOGIC CORP                                                                                   2,879,450           2,879,450
LUCENT TECHNOLOGIES INC                                                       165,900            2,535,900           2,701,800
LYONDELL PETRO                                                                                   3,539,275           3,539,275
MATTEL INC                                                  749,050                                                    749,050
MAXIM INTEGRATED PRODUCTS INC                                                 309,116                                  309,116
MEDTRONIC INC                                                                 119,550                                  119,550
MERCK & CO INC                                            1,095,738                             11,938,175          13,033,913
MICROCHIP TECHNOLOGY                                                                             6,747,159           6,747,159
MINNESOTA MINING & MFG CO                                   792,000           341,715           10,749,750          11,883,465
MOTOROLA INC                              1,307,813         374,906            45,338                                1,728,056
MYLAN LABORATORIES, INC                                                                          4,354,450           4,354,450
NABISCO HOLDINGS CORP                                       882,000                                                    882,000
NEWS CORP LTD ADR                                                              76,300                                   76,300
NIKE INC CL B                                               999,294                                                    999,294
NOKIA CORP ADR                                                                224,719            5,612,975           5,837,694
NORTEL NETWORKS CORP                                                           47,775                                   47,775
PACCAR INC                                                                                       5,441,156           5,441,156
PE CORP-PE BIOSYSTEMS GROUP                                                    19,763                                   19,763
PEPSI BOTTLING GROUP                                                                             9,480,100           9,480,100
PEPSICO INC                                                 977,625                             11,678,175          12,655,800
PFIZER INC                               15,180,000                           337,200           18,656,400          34,173,600
PHARMACIA CORPORATION                     7,727,281                           454,643                                8,181,925
PHILIP MORRIS CO INC                      5,392,188       1,290,938            74,375            7,448,125          14,205,625
PRAXAIR INC                                                 561,563                                                    561,563
PROCTER & GAMBLE CO                       4,637,250       1,173,625           105,913            9,005,425          14,922,213
QUAKER OATS CO                                                                                   9,090,125           9,090,125

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
COMMON STOCKS

ROHM & HAAS CO                                                                   1,900                                  1,900
ROYAL DUTCH PETRO-NY SHARES                                  17,600                700              254,300           272,600
SABRE HOLDINGS CORP                       36,132                                 4,230                                 40,362
SARA LEE CORP                            144,000             72,100              6,300                                222,400
SCHERING-PLOUGH CORP                                         24,100              1,100               86,400           111,600
SEAGATE TECHNOLOGY INC                                                             600                                    600
SEAGRAMS CO. LTD.                                                                1,000                                  1,000
SHERWIN WILLIAMS CO                                          38,700                                                    38,700
TELLABS INC                                                                        400                                    400
TEMPLE INLAND INC                                                                1,000               24,700            25,700
TERADYNE INC                                                                                         62,400            62,400
TEXACO INC                                                   13,800                                                    13,800
TEXAS INSTRUMENTS INC                                                              900               78,400            79,300
TEXTRON INC                                                                      2,600                                  2,600
TOSCO CORP                                                                         800                                    800
TRIBUNE CO                               100,000                                                                      100,000
TYCO INT'L LTD                                                                   3,600                                  3,600
UNION CARBIDE CORP                       111,100                                                                      111,100
UNITED TECHNOLOGIES CORP                                      7,700                                 170,500           178,200
USG CORP NEW                                                                                         63,300            63,300
UST INC                                                                          4,200                                  4,200
USX-MARATHON GROUP                                           34,300              4,800                                 39,100
VISTEON CORP                                                                        75               33,288            33,363
WEATHERFORD INTERNATIONAL                                                                           164,800           164,800
WESTVACO CORP                                                                                       268,600           268,600
WEYERHAEUSER CO                                                                                      50,800            50,800
WHIRLPOOL CORP                                                                                       85,100            85,100
XEROX CORP                                                   34,400                                                    34,400





MINING & ENERGY

ANADARKO PETROLEUM                                           19,100                                                    19,100
APACHE CORP                                                                      2,800                                  2,800
BURLINGTON RESOURCES INC                                                         7,500               76,000            83,500
COFLEXIP-SPONSORED ADR                                                                               23,270            23,270
CONOCO INC -CL B                          61,421                                 5,800                                 67,221
CONOCO INC-CL A                          104,800                                 6,450                                111,250
DEVON ENERGY CORPORATION                                                         2,708                                  2,708
DIAMOND OFFSHORE DRILLING                                    18,000                                 195,800           213,800
ENRON CORP                               115,000                                                                      115,000
FALCON DRILLING COMPANY INC                                                                         521,800           521,800
GLOBAL MARINE INC                                                                1,100                                  1,100
OCCIDENTAL PETROLEUM                                                             7,700                                  7,700
PETROLEUM GEO SERVICES ADR                                                                          239,100           239,100
SCHLUMBERGER LTD                                                                                    161,900           161,900
TRANSOCEAN SEDCO FOREX INC                                                                           31,343            31,343





RETAIL TRADE

ALBERTSONS INC                                               27,500                                                    27,500
BEST BUY INC                                                                                        128,500           128,500
CIRCUIT CITY STORES INC                                                            600              100,700           101,300
COSTCO WHOLESALE CORP                                                            2,550                                  2,550
CVS CORP                                                                                            159,200           159,200
DARDEN RESTAURANTS INC                                                                              206,000           206,000
FEDERATED DEPT STORES INC NEW             80,000             10,700              4,500                                 95,200
HARCOURT GENERAL INC                                                             4,725                                  4,725

                                      SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                    INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                      MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS

ROHM & HAAS CO                                                                 65,550                                   65,550
ROYAL DUTCH PETRO-NY SHARES                               1,083,500            43,094           15,655,344          16,781,938
SABRE HOLDINGS CORP                       1,029,762                           120,555                                1,150,317
SARA LEE CORP                             2,781,000       1,392,431           121,669                                4,295,100
SCHERING-PLOUGH CORP                                      1,217,050            55,550            4,363,200           5,635,800
SEAGATE TECHNOLOGY INC                                                         33,000                                   33,000
SEAGRAMS CO. LTD.                                                              58,000                                   58,000
SHERWIN WILLIAMS CO                                         819,956                                                    819,956
TELLABS INC                                                                    27,375                                   27,375
TEMPLE INLAND INC                                                              42,000            1,037,400           1,079,400
TERADYNE INC                                                                                     4,586,400           4,586,400
TEXACO INC                                                  734,850                                                    734,850
TEXAS INSTRUMENTS INC                                                          61,819            5,385,100           5,446,919
TEXTRON INC                                                                   141,213                                  141,213
TOSCO CORP                                                                     22,650                                   22,650
TRIBUNE CO                                3,500,000                                                                  3,500,000
TYCO INT'L LTD                                                                170,550                                  170,550
UNION CARBIDE CORP                        5,499,450                                                                  5,499,450
UNITED TECHNOLOGIES CORP                                    453,338                             10,038,188          10,491,525
USG CORP NEW                                                                                     1,922,738           1,922,738
UST INC                                                                        61,688                                   61,688
USX-MARATHON GROUP                                          859,644           120,300                                  979,944
VISTEON CORP                                                                      909              403,611             404,520
WEATHERFORD INTERNATIONAL                                                                        6,561,100           6,561,100
WESTVACO CORP                                                                                    6,664,638           6,664,638
WEYERHAEUSER CO                                                                                  2,184,400           2,184,400
WHIRLPOOL CORP                                                                                   3,967,788           3,967,788
XEROX CORP                                                  713,800                                                    713,800
                                    ----------------   -------------   ---------------     ----------------   -----------------

                                        170,529,308      27,627,400        11,268,551          559,572,362         768,997,621
                                    ----------------   -------------   ---------------     ----------------   -----------------

MINING & ENERGY

ANADARKO PETROLEUM                                          941,869                                                    941,869
APACHE CORP                                                                   164,675                                  164,675
BURLINGTON RESOURCES INC                                                      286,875            2,907,000           3,193,875
COFLEXIP-SPONSORED ADR                                                                           1,407,835           1,407,835
CONOCO INC -CL B                          1,508,653                           142,463                                1,651,116
CONOCO INC-CL A                           2,305,600                           141,900                                2,447,500
DEVON ENERGY CORPORATION                                                      152,156                                  152,156
DIAMOND OFFSHORE DRILLING                                   632,250                              6,877,475           7,509,725
ENRON CORP                                7,417,500                                                                  7,417,500
FALCON DRILLING COMPANY INC                                                                     12,294,913          12,294,913
GLOBAL MARINE INC                                                              31,006                                   31,006
OCCIDENTAL PETROLEUM                                                          162,181                                  162,181
PETROLEUM GEO SERVICES ADR                                                                       4,079,644           4,079,644
SCHLUMBERGER LTD                                                                                12,081,788          12,081,788
TRANSOCEAN SEDCO FOREX INC                                                                       1,674,892           1,674,892
                                    ----------------   -------------   ---------------     ----------------   -----------------

                                         11,231,753       1,574,119         1,081,256           41,323,545          55,210,673
                                    ----------------   -------------   ---------------     ----------------   -----------------

RETAIL TRADE

ALBERTSONS INC                                              914,375                                                    914,375
BEST BUY INC                                                                                     8,127,625           8,127,625
CIRCUIT CITY STORES INC                                                        19,913            3,341,981           3,361,894
COSTCO WHOLESALE CORP                                                          84,150                                   84,150
CVS CORP                                                                                         6,368,000           6,368,000
DARDEN RESTAURANTS INC                                                                           3,347,500           3,347,500
FEDERATED DEPT STORES INC NEW             2,700,000         361,125           151,875                                3,213,000
HARCOURT GENERAL INC                                                          256,922                                  256,922

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
Common Stocks

HOME DEPOT INC                                                                   4,600               69,150            73,750
LIMITED INC                                                                      6,000                                  6,000
MAY DEPARTMENT STORES CO                                                         5,214                                  5,214
MCDONALDS CORP                                               18,700              5,112                                 23,812
NORDSTROM INC                                                23,100                                                    23,100
RADIOSHACK CORP                                                                                      93,700            93,700
SAFEWAY INC                                                                      2,400                                  2,400
TARGET CORP                                                                        600               61,400            62,000
TIFFANY & CO                                                                     1,300                                  1,300
TJX COMPANIES, INC                       252,800                                 1,400                                254,200
WALGREEN CO                              280,000                                                                      280,000
WAL-MART STORES INC                      150,000                                 3,150              150,700           303,850





Services

ADOBE SYSTEMS INC                                                                                    73,500            73,500
AMERICA ONLINE INC                                                               1,200              113,000           114,200
AUTOMATIC DATA PROCESSING INC                                                                       105,600           105,600
CENDANT CORP                                                                     2,100                                  2,100
CHECK POINT  SOFTWARE TECH                                                                            5,700             5,700
CITRIX SYS INC                                                                     500                                    500
COMPUTER ASSOCIATES INT'L INC                                                   11,423                                 11,423
DUN & BRADSTREET CORP                                                                               214,800           214,800
ELECTRONIC DATA SYSTEMS CORP                                                       900                                    900
FIRST DATA CORP                                              19,100                                 129,600           148,700
GENENTECH INC                                                                      800                                    800
HARRAH'S ENTERTAINMENT INC                                                                           88,500            88,500
HERTZ CORP-CL A                           60,000                                                                       60,000
INTERPUBLIC GROUP COS INC                121,200                                                                      121,200
MANPOWER                                                                                            128,600           128,600
MICROSOFT CORP                                                                   4,250              158,700           162,950
NETWORK APPLIANCE INC                                                                                15,400            15,400
NEWS CORP LTD-SPONS ADR PRF                                                      4,548                                  4,548
ORACLE CORP                                                                        600              148,400           149,000
PARAMETRIC TECHNOLOGY CORP                                                       6,400                                  6,400
PAYCHEX INC                                                                      6,150                                  6,150
PIXAR INC                                                                        2,200                                  2,200
SENSORMATIC ELECTRONICS CORP                                                     1,600                                  1,600
SIEBEL SYSTEMS INC                                                               2,650                                  2,650
SUN MICROSYSTEMS  INC                                                            1,600              123,800           125,400
SYNOPSYS INC                                                                     1,900                                  1,900
TIME WARNER INC                                                                  2,200               16,400            18,600
USA NETWORKS INC                                                                                    101,500           101,500
WALT DISNEY PRODUCTIONS                                      20,300              3,600              155,500           179,400





Transportation, Communications,
 Electric, Gas and Sanitary
 Services

A T & T CORP                              65,333             26,600              4,100              348,100           444,133
ALLEGIANCE TELECOM INC                                                             250                                    250
AMFM INC                                                                         3,500                                  3,500
AMR CORP                                  50,000                                 4,000                                 54,000
AT & T WIRELESS CORP                                                                                178,200           178,200
AT&T CORP-LIBERTY MEDIA A                                                        3,600                                  3,600
BELL ATLANTIC CORP                       190,320                                 2,400              122,600           315,320
BELLSOUTH CORP                                                                                      147,300           147,300
BURLINGTON NORTH SANTA FE CORP           200,000                                 6,647                                206,647
CABLEVISION SYSTEMS CL-A                                                         1,200                                  1,200

                                      SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                    INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                      MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS

HOME DEPOT INC                                                                229,713            3,453,178           3,682,891
LIMITED INC                                                                   129,750                                  129,750
MAY DEPARTMENT STORES CO                                                      125,136                                  125,136
MCDONALDS CORP                                              615,931           168,377                                  784,308
NORDSTROM INC                                               557,288                                                    557,288
RADIOSHACK CORP                                                                                  4,439,038           4,439,038
SAFEWAY INC                                                                   108,300                                  108,300
TARGET CORP                                                                    34,800            3,561,200           3,596,000
TIFFANY & CO                                                                   87,750                                   87,750
TJX COMPANIES, INC                        4,740,000                            26,250                                4,766,250
WALGREEN CO                               9,012,500                                                                  9,012,500
WAL-MART STORES INC                       8,643,750                           181,519            8,684,088          17,509,356
                                    ----------------   -------------   ---------------     ----------------   -----------------

                                         25,096,250       2,448,719         1,604,453           41,322,609          70,472,031
                                    ----------------   -------------   ---------------     ----------------   -----------------

Services

ADOBE SYSTEMS INC                                                                                9,555,000           9,555,000
AMERICA ONLINE INC                                                             63,300            5,960,750           6,024,050
AUTOMATIC DATA PROCESSING INC                                                                    5,656,200           5,656,200
CENDANT CORP                                                                   29,400                                   29,400
CHECK POINT  SOFTWARE TECH                                                                       1,206,975           1,206,975
CITRIX SYS INC                                                                  9,469                                    9,469
COMPUTER ASSOCIATES INT'L INC                                                 584,715                                  584,715
DUN & BRADSTREET CORP                                                                            6,148,650           6,148,650
ELECTRONIC DATA SYSTEMS CORP                                                   37,125                                   37,125
FIRST DATA CORP                                             947,838                              6,431,400           7,379,238
GENENTECH INC                                                                 137,600                                  137,600
HARRAH'S ENTERTAINMENT INC                                                                       1,852,969           1,852,969
HERTZ CORP-CL A                           1,683,750                                                                  1,683,750
INTERPUBLIC GROUP COS INC                 5,211,600                                                                  5,211,600
MANPOWER                                                                                         4,115,200           4,115,200
MICROSOFT CORP                                                                340,000           12,696,000          13,036,000
NETWORK APPLIANCE INC                                                                            1,239,700           1,239,700
NEWS CORP LTD-SPONS ADR PRF                                                   216,030                                  216,030
ORACLE CORP                                                                    50,438           12,474,875          12,525,313
PARAMETRIC TECHNOLOGY CORP                                                     70,400                                   70,400
PAYCHEX INC                                                                   258,300                                  258,300
PIXAR INC                                                                      77,550                                   77,550
SENSORMATIC ELECTRONICS CORP                                                   25,300                                   25,300
SIEBEL SYSTEMS INC                                                            433,441                                  433,441
SUN MICROSYSTEMS  INC                                                         145,500           11,258,063          11,403,563
SYNOPSYS INC                                                                   65,669                                   65,669
TIME WARNER INC                                                               167,200            1,246,400           1,413,600
USA NETWORKS INC                                                                                 2,194,938           2,194,938
WALT DISNEY PRODUCTIONS                                     787,894           139,725            6,035,344           6,962,963
                                    ----------------   -------------   ---------------     ----------------   -----------------

                                          6,895,350       1,735,731         2,851,160           88,072,463          99,554,704
                                    ----------------   -------------   ---------------     ----------------   -----------------

Transportation, Communications,
 Electric, Gas and Sanitary
 Services

A T & T CORP                              2,066,156         841,225           129,663           11,008,663          14,045,706
ALLEGIANCE TELECOM INC                                                         16,000                                   16,000
AMFM INC                                                                      241,500                                  241,500
AMR CORP                                  1,321,875                           105,750                                1,427,625
AT & T WIRELESS CORP                                                                             4,967,325           4,967,325
AT&T CORP-LIBERTY MEDIA A                                                      87,300                                   87,300
BELL ATLANTIC CORP                        9,670,635                           121,950            6,229,613          16,022,198
BELLSOUTH CORP                                                                                   6,278,663           6,278,663
BURLINGTON NORTH SANTA FE CORP            4,587,500                           152,466                                4,739,966
CABLEVISION SYSTEMS CL-A                                                       81,450                                   81,450

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
COMMON STOCKS

CARNIVAL CORP-CL A                                                               4,200                                  4,200
CHRIS-CRAFT INDUSTRIES INC                                                                           61,800            61,800
COLUMBIA ENERGY GROUP                                                              700                                    700
COMCAST CORP-SPECIAL CL A                 30,000                                   500               46,500            77,000
CONTINENTAL AIRLINES CL B                160,000                                                                      160,000
COX COMMUNICATIONS INC-CL A                                                      2,150                                  2,150
CSX CORP                                                                         2,500                                  2,500
DELTA AIR LINES INC                                                              3,000               79,600            82,600
DTE ENERGY CO                                                                      800                                    800
DUKE ENERGY                                                                                          60,100            60,100
DYNEGY INC                                                                         400                                    400
EDISON INTERNATIONAL                                                                                235,700           235,700
EL PASO ENERGY CORP                                                              6,200                                  6,200
ENTERGY CORP                                                 18,600                                 252,400           271,000
FLORIDA PROGRESS CORP                                                            2,000                                  2,000
GLOBAL CROSSING LTD                                                              1,000                                  1,000
GTE CORP                                                                         2,950              201,400           204,350
KANSAS CITY SOUTHN INDS INC              131,900                                 3,750                                135,650
LEVEL 3 COMMUNICATIONS                                                             250                                    250
P G & E CORP                                                 10,700                900              116,000           127,600
PECO ENERGY CO                                                                   4,100                                  4,100
PMC-SIERRA INC                                                                                       16,800            16,800
QWEST COMMUNICATIONS INTL                                                          500                                    500
RELIANT ENERGY INC                                                               5,400                                  5,400
RF MICRO DEVICES INC                                                                                 47,400            47,400
SBC COMMUNICATIONS INC                                                           9,959              409,400           419,359
SOUTHERN CO                                                  24,800                                                    24,800
SOUTHWEST AIRLINES CO                                                            8,650                                  8,650
SPRINT CORP (FON GROUP)                                                          3,253              189,200           192,453
SPRINT CORP PCS                                                                    500                                    500
TELEPHONE & DATA                                                                                     24,300            24,300
TIDEWATER INC                                                14,900                                                    14,900
TXU CORP                                                                                            164,500           164,500
UAL INC                                                                                              56,000            56,000
UNICOM CORPORATION                                                                                  160,400           160,400
UNION PACIFIC CORP                                           11,300              1,400              137,900           150,600
UNITED PARCEL SERVICE-CL B                                                       2,300                                  2,300
US CELLULAR CORP                                                                                     29,700            29,700
WASTE MANAGEMENT INC                                                             1,200                                  1,200
WILLIAMS COMPANIES INC                                                           1,900                                  1,900
WORLDCOM INC                                                 16,600              5,200                                 21,800





Wholesale Trade

SYSCO CORP                                                                                          182,600           182,600


Total Common Stocks


CASH EQUIVALENTS                         Par                Par                 Par                Par                Par

ASSOCIATES FIRST CAPITAL
  0.00% 7/3/2000                     $ 2,130,000                                                                  $ 2,130,000
WARBURG  REPURCHASE AGREEMENT
  6.60% 7/3/2000                                        $ 1,567,000          $ 972,000         $ 25,932,000        28,471,000


Total Cash Equivalents


TOTAL INVESTMENTS (COST OF
  $157,157,695, $43,810,733,
  $25,098,509, $976,414,426
  AND $1,202,481,363,
  RESPECTIVELY)

                                     SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                   INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                     MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS

CARNIVAL CORP-CL A                                                            81,900                                   81,900
CHRIS-CRAFT INDUSTRIES INC                                                                      4,082,663           4,082,663
COLUMBIA ENERGY GROUP                                                         45,938                                   45,938
COMCAST CORP-SPECIAL CL A                1,215,000                            20,250            1,883,250           3,118,500
CONTINENTAL AIRLINES CL B                7,520,000                                                                  7,520,000
COX COMMUNICATIONS INC-CL A                                                   97,959                                   97,959
CSX CORP                                                                      52,969                                   52,969
DELTA AIR LINES INC                                                          151,688            4,024,775           4,176,463
DTE ENERGY CO                                                                 24,450                                   24,450
DUKE ENERGY                                                                                     3,388,138           3,388,138
DYNEGY INC                                                                    27,325                                   27,325
EDISON INTERNATIONAL                                                                            4,831,850           4,831,850
EL PASO ENERGY CORP                                                          315,813                                  315,813
ENTERGY CORP                                               505,688                              6,862,125           7,367,813
FLORIDA PROGRESS CORP                                                         93,750                                   93,750
GLOBAL CROSSING LTD                                                           26,313                                   26,313
GTE CORP                                                                     183,638           12,537,150          12,720,788
KANSAS CITY SOUTHN INDS INC             11,697,881                           332,578                               12,030,459
LEVEL 3 COMMUNICATIONS                                                        22,000                                   22,000
P G & E CORP                                               263,488            22,163            2,856,500           3,142,150
PECO ENERGY CO                                                               165,281                                  165,281
PMC-SIERRA INC                                                                                  2,985,150           2,985,150
QWEST COMMUNICATIONS INTL                                                     24,844                                   24,844
RELIANT ENERGY INC                                                           159,638                                  159,638
RF MICRO DEVICES INC                                                                            4,153,425           4,153,425
SBC COMMUNICATIONS INC                                                       430,727           17,706,550          18,137,277
SOUTHERN CO                                                578,150                                                    578,150
SOUTHWEST AIRLINES CO                                                        163,809                                  163,809
SPRINT CORP (FON GROUP)                                                      165,903            9,649,200           9,815,103
SPRINT CORP PCS                                                               29,750                                   29,750
TELEPHONE & DATA                                                                                2,436,075           2,436,075
TIDEWATER INC                                              536,400                                                    536,400
TXU CORP                                                                                        4,852,750           4,852,750
UAL INC                                                                                         3,258,500           3,258,500
UNICOM CORPORATION                                                                              6,205,475           6,205,475
UNION PACIFIC CORP                                         420,219            52,063            5,128,156           5,600,438
UNITED PARCEL SERVICE-CL B                                                   135,700                                  135,700
US CELLULAR CORP                                                                                1,871,100           1,871,100
WASTE MANAGEMENT INC                                                          22,800                                   22,800
WILLIAMS COMPANIES INC                                                        79,206                                   79,206
WORLDCOM INC                                               761,526           238,550                                1,000,076
                                   ----------------   -------------   ---------------     ----------------   -----------------

                                        38,079,047       3,906,695         4,103,080          127,197,094         173,285,916
                                   ----------------   -------------   ---------------     ----------------   -----------------

Wholesale Trade

SYSCO CORP                                                                                      7,692,025           7,692,025
                                                                                          ----------------   -----------------

Total Common Stocks                    305,383,077      43,856,620        26,532,356        1,099,613,570       1,475,385,624
                                   ----------------   -------------   ---------------     ----------------   -----------------

CASH EQUIVALENTS

ASSOCIATES FIRST CAPITAL
  0.00% 7/3/2000                         2,129,178                                                                  2,129,178
WARBURG  REPURCHASE AGREEMENT
  6.60% 7/3/2000                                         1,567,000           972,000           25,932,000          28,471,000
                                   ----------------   -------------   ---------------     ----------------   -----------------

Total Cash Equivalents                   2,129,178       1,567,000           972,000           25,932,000          30,600,178
                                   ----------------   -------------   ---------------     ----------------   -----------------

TOTAL INVESTMENTS (COST OF
  $157,157,695, $43,810,733,
  $25,098,509, $976,414,426
  AND $1,202,481,363,
  RESPECTIVELY)                      $ 307,512,255    $ 45,423,620      $ 27,504,356       $1,125,545,570     $ 1,505,985,801
                                   ================   =============   ===============     ================   =================

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2000 (UNAUDITED)


                                    SR&F GROWTH &                         LIBERTY ALL-STAR   LIBERTY GROWTH &
                                  INCOME PORTFOLIO   LIBERTY VALUE FUND   GROWTH & INCOME       INCOME FUND        PRO FORMA
                                        SHARES            SHARES            FUND SHARES           SHARES        COMBINED SHARES
COMMON STOCKS


                                     SR&F GROWTH &    LIBERTY VALUE   LIBERTY ALL-STAR    LIBERTY GROWTH &
                                   INCOME PORTFOLIO    FUND MARKET     GROWTH & INCOME       INCOME FUND     PRO FORMA COMBINED
                                     MARKET VALUE        VALUE        FUND MARKET VALUE     MARKET VALUE        MARKET VALUE
COMMON STOCKS


No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the Acquisitions, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not be deemed to restrict in any way the ability of the investment advisor of any of the funds from buying or selling securities in the normal course of such Fund's business and operations.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

PRO FORMA COMBINING CONDENSED STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2000 (UNAUDITED)

                                                        SR&F              Liberty            Liberty
                                                  Growth & Income   Value Opportunities       Value
                                                     Portfolio              Fund               Fund
Investments, at value                               $ 307,512,255         $ 308,179,637    $45,423,620
Cash                                                        3,884                     -            342
Receivable for investments sold                                 -                     -              -
Payable for investments purchased                               -                     -              -
Other assets less other liabilities                       837,077              (351,328)        18,463

Net assets                                          $ 308,353,216         $ 307,828,309    $45,442,425


Class A:
Net assets                                                                    $ 259,166    $10,441,098
Shares outstanding                                                                9,814        920,529
Net asset value                                                                 $ 26.41        $ 11.34

Class B:
Net assets                                                                  $ 1,269,238    $19,380,181
Shares outstanding                                                               48,240      1,714,187
Net asset value                                                                 $ 26.31        $ 11.31

Class C:
Net assets                                                                     $ 75,057     $1,934,018
Shares outstanding                                                                2,853        171,022
Net asset value                                                                 $ 26.31        $ 11.31

Class Z:
Net assets                                                                      $ 1,004    $13,687,128
Shares outstanding                                                                   38      1,206,557
Net asset value                                                                 $ 26.42        $ 11.34

Class S:
Net assets                                                                $ 306,223,844
Shares outstanding                                                           11,601,266
Net asset value                                                                 $ 26.40

                                                                                                                  Liberty
                                                                          Liberty                              Growth & Income
                                                  Liberty All-Star    Growth & Income                               Fund
                                                   Growth & Income          Fund           Pro Forma              Pro Forma
                                                        Fund          (Acquring Fund)     Adjustments             Combined
Investments, at value                                $ 27,504,356     $ 1,125,545,570    $(308,179,637) (a)    $1,505,985,801
Cash                                                        4,096                 176                -                  8,498
Receivable for investments sold                                 -                   -                -                      -
Payable for investments purchased                               -                   -                -                      -
Other assets less other liabilities                           621          35,737,174         (271,813) (b)        35,970,194

Net assets                                           $ 27,509,073     $ 1,161,282,920    $(308,451,450)        $1,541,964,493


Class A:
Net assets                                            $ 4,299,897       $ 309,356,714          (14,658)         $ 324,342,217
Shares outstanding                                        368,742          15,017,711         (571,614)          $ 15,745,182
Net asset value                                           $ 11.66             $ 20.60                                 $ 20.60

Class B:
Net assets                                           $ 16,346,839       $ 822,643,366          (38,567)         $ 859,601,057
Shares outstanding                                      1,415,688          41,382,562       (1,318,981)          $ 43,241,696
Net asset value                                           $ 11.55             $ 19.88                                 $ 19.88

Class C:
Net assets                                            $ 4,524,072        $ 29,281,763           (5,636)          $ 35,809,274
Shares outstanding                                        391,868           1,465,147         (239,131)           $ 1,791,759
Net asset value                                           $ 11.54             $ 19.99                                 $ 19.99

Class Z:
Net assets                                            $ 2,338,265             $ 1,077          (10,056)          $ 16,017,418
Shares outstanding                                        199,907                  52         (633,197)             $ 773,357
Net asset value                                           $ 11.70             $ 20.71                                 $ 20.71

Class S:
Net assets                                                                                     (29,316)         $ 306,194,528
Shares outstanding                                                                           3,182,500  (c)      $ 14,783,766
Net asset value                                                                                                       $ 20.71


Footnotes to pro forma statement of assets and liabilities

(a)- Adjustment represents the elimination the Liberty Value Opportunities Fund's investment in the Portfolio, as the master/feeder structure will be dissolved, with the the securities held by the Portfolio withdrawn from the Portfolio by the Liberty Value Opportunities Fund prior to the merger.

(b)- Adjustment reflects a payable to the general partner of the Portfolio for its remaining net assets after withdrawal of the Liberty Value Opportunities Fund's investment in the Portfolio of $173,579, in addition to one time proxy, accounting, legal and other costs of the reorganization of $29,470, $26,420, $24,684 and $17,660 to be borne by Liberty Value
      Opportunities Fund, Liberty Value Fund, Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund respectively. These costs reflect each fund's share of the total costs of the reorganization that will be shared between Liberty Financial and the Funds, subject to the terms of each Agreement and Plan of Reorganization, as follows:

                                                   Liberty Financial      Fund
          Liberty Value Opportunities Fund                75%             25%
          Liberty Value Fund                              50%             50%
          Liberty All-Star Growth & Income Fund           50%             50%
          Liberty Growth & Income Fund                    75%             25%

The Funds will bear their full portion of the one time costs of the reorganization only if the expense reduction experienced as a result of the Acquisition in the first year after Acquisition Date exceeds the one time costs. If the one time costs exceed the expense reduction, the Fund will only bear the share of its portion up to the amount of the expense reduction.

(c)- Liberty Value Opportunities Fund shares are exchanged for new Class S shares of Liberty Growth & Income Fund, to be established upon consummation of the merger. Initial per share value of Class S shares is presumed to equal that of current Class Z shares.

PRO FORMA COMBINING CONDENSED STATEMENT OF OPERATIONS FOR THE TWELVE MONTH PERIOD ENDED JUNE 30, 2000 (UNAUDITED)

                                                         SRF GROWTH &         LIBERTY VALUE         LIBERTY VALUE   LIBERTY ALL-STAR
                                                       INCOME PORTFOLIO    OPPORTUNITIES FUND           FUND         GROWTH & INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                    4,456,261           4,451,174             852,965             268,398
Interest                                                     1,058,561           1,056,847              46,028              37,185
                                                       ----------------    ----------------       -------------    ----------------
   Total investment income                                   5,514,823           5,508,021             898,993             305,583

EXPENSES
Management fee                                               2,190,101                   -             356,825             132,571
Administration fee                                                   -             545,843                   -              44,190
Service fee - Class A, B, C                                          -                 866              80,902              49,748
Distribution fee - Class A                                           -                  23                   -                   -
Distribution fee - Class B                                           -               2,118             144,648              95,935
Distribution fee - Class C                                           -                 130              11,951              27,559
Transfer agent fee - Class A, B, C, Z                                -                 819                   -                   -
Transfer agent fee - Class S                                         -             799,640                   -                   -
Transfer agent fee                                               6,000                   -              94,869              46,431
Bookkeeping fee                                                 32,875              32,847              27,000              27,000
Trustees fee                                                    17,578               9,169               7,463              12,950
Expenses allocated
 from SRF Growth & Income Portfolio                                  -           2,271,293                   -                   -
All other expenses                                              27,280             269,696             129,672             221,950
                                                       ----------------    ----------------       -------------    ----------------
   Total operating expenses                                  2,273,834           3,932,444             853,330             658,334
                                                       ----------------    ----------------       -------------    ----------------
Expense reimbursement                                                -                   -            (281,305)           (208,902)
                                                       ----------------    ----------------       -------------    ----------------
   Net Expenses                                              2,273,834           3,932,444             572,025             449,432

NET INVESTMENT INCOME (LOSS)                                 3,240,989           1,575,577             326,968            (143,849)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                                32,232,665          32,215,860          (5,244,334)           (118,211)
 Closed futures contracts                                      748,773             693,167                   -                   -
 Foreign currency transactions                                  (1,375)               (749)                  -                   -
                                                       ----------------    ----------------       -------------    ----------------
    Net Realized Gain (Loss)                                32,980,063          32,908,278          (5,244,334)           (118,211)
Change in net unrealized appreciation/depreciation
 during the period on investments                           63,450,655          63,542,407          (1,924,598)          1,816,980
                                                       ----------------    ----------------       -------------    ----------------
      Net Gain (Loss)                                       96,430,719          96,450,685          (7,168,932)          1,698,769
                                                       ----------------    ----------------       -------------    ----------------
Increase (Decrease) in Net Assets from Operations           99,671,708          98,026,261          (6,841,963)          1,554,920

                                                            LIBERTY GROWTH       PRO FORMA           PRO FORMA
                                                              & INCOME FUND      ADJUSTMENTS           COMBINED
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                       15,573,131        (4,456,261) (c)     21,145,668
Interest                                                         1,966,931        (1,058,561) (c)      3,106,991
                                                            ---------------    --------------       -------------
   Total investment income                                      17,540,062        (5,514,823)         24,252,658

EXPENSES
Management fee                                                   9,452,952           (95,934) (a)     12,036,515
Administration fee                                                       -          (590,033) (a)              -
Service fee - Class A, B, C                                      3,099,842                 -  (a)      3,231,358
Distribution fee - Class A                                               -               (23) (a)
Distribution fee - Class B                                       6,593,089                 -  (a)      6,835,790
Distribution fee - Class C                                         244,861                 -  (a)        284,501
Transfer agent fee - Class A, B, C, Z                                    -              (819) (a)              -
Transfer agent fee - Class S                                             -          (799,640) (a)              -
Transfer agent fee                                               2,728,605           452,873  (e)      3,328,778
Bookkeeping fee                                                    420,040           (12,074) (a)        527,688
Trustees fee                                                        56,473           (44,359) (b)         59,274
Expenses allocated                                                                         -                   -
 from SRF Growth & Income Portfolio                                      -        (2,271,293) (c)              -
All other expenses                                               1,052,407          (622,005) (d)      1,079,000
                                                            ---------------                         -------------
   Total operating expenses                                     23,648,269        (3,983,307)         27,382,904
                                                            ---------------    --------------       -------------
Expense reimbursement                                                    -           490,207  (a)              -
                                                            ---------------    --------------       -------------
   Net Expenses                                                 23,648,269        (3,493,100)         27,382,904

NET INVESTMENT INCOME (LOSS)                                    (6,108,207)        1,219,266          (3,130,246)

NET REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
 Investments                                                   183,532,200       (32,232,665) (c)    210,385,514
 Closed futures contracts                                                -          (748,773) (c)        693,167
 Foreign currency transactions                                           -             1,375  (c)           (749)
                                                            ---------------                         -------------
    Net Realized Gain (Loss)                                   183,532,200       (32,980,063)        211,077,932
Change in net unrealized appreciation/depreciation
 during the period on investments                             (170,105,574)      (63,450,655) (c)   (106,670,785)
                                                            ---------------    --------------       -------------
      Net Gain (Loss)                                           13,426,626       (96,430,719)        104,407,148
                                                            ---------------    --------------       -------------
Increase (Decrease) in Net Assets from Operations                7,318,419         1,219,266         101,276,902



(a)      Based on the contract in effect for the surviving fund.

(b)      Based on trustee compensation plan for the surviving fund.

(c) Decrease due to the elimination of duplicative expenses achieved by merging the funds.

(d) Based on the contract in effect for the surviving fund. Note that a new transfer agent fee structure was implemented for the Growth & Income Fund effective January 1, 2000. The pro forma combined transfer agent fee shown assumes this new agreement was in effect for the entire twelve-month period ended June 30, 2000.

                NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                  JUNE 30, 2000

1. These financial statements set forth the unaudited pro forma condensed statement of assets and liabilities, including the portfolio of investments, as of June 30, 2000, and the unaudited pro forma condensed statement of operations for the twelve month period ended June 30, 2000 for SR&F Growth & Income Portfolio, Liberty Value Opportunities Fund, Liberty Value Fund, Liberty All-Star Growth & Income Fund and Liberty Growth & Income Fund as adjusted giving effect to the Acquisition as if it had occurred as of the beginning of the period. These statements have been derived from the books and records utilized in calculating daily net asset value for each fund.

[Liberty Logo]  LIBERTY
LIBERTY FUNDS SERVICES, INC.


LIBERTY ALL-STAR GROWTH & INCOME FUND


         THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN AND, ABSENT DIRECTION, WILL BE VOTED FOR EACH ITEM BELOW. THIS PROXY WILL BE VOTED IN ACCORDANCE WITH THE HOLDER'S BEST JUDGEMENT AS TO ANY OTHER MATTER. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING ITEMS:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty All-Star Growth & Income Fund by Liberty Growth & Income Fund (Item 3 of the Notice).

         For                Against                     Abstain
         [ ]                  [ ]                        [ ]

         MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [ ]

         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.



                                 Date_________________

______________________           ________________________
Shareholder sign here              Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
Liberty Funds Services, Inc.


LIBERTY VALUE FUND

         This proxy, when properly executed, will be voted in the manner directed herein and, absent direction, will be voted FOR each Item below. This proxy will be voted in accordance with the holder's best judgement as to any other matter. The Board of Trustees recommends a vote FOR the following Items:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Value Fund by Liberty Growth & Income Fund (Item 2 of the Notice).

          For              Against                       Abstain
          [ ]               [ ]                           [ ]

         2. To elect eleven Trustees (Item 5 of the Notice).



                     (01)     Douglas A. Hacker
                     (02)     Janet Langford Kelly
                     (03)     Richard W. Lowry
                     (04)     Salvatore Macera
                     (05)     William E. Mayer
                     (06)     Charles R. Nelson
                     (07)     John J. Neuhauser
                     (08)     Joseph R. Palombo
                     (09)     Thomas E. Stitzel
                     (10)     Thomas C. Theobald
                     (11)     Anne-Lee Verville

         For
         All                               For All
         Nominees        Withheld          Except
          [ ]               [ ]            [ ]


         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT  [ ]


         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                           Date_________________


_________________________        ______________________
Shareholder sign here              Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
Liberty Funds Services, Inc.


LIBERTY VALUE OPPORTUNITIES FUND

         This proxy, when properly executed, will be voted in the manner directed herein and, absent direction, will be voted FOR each Item below. This proxy will be voted in accordance with the holder's best judgement as to any other matter. The Board of Trustees recommends a vote FOR the following Items:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Liberty Value Opportunities Fund by Liberty Growth & Income Fund (Item 1 of the Notice).

         For                Against             Abstain
         [ ]                  [ ]                [ ]

         2.       To elect eleven Trustees (Item 4 of the Notice).

                      (01)     Douglas A. Hacker
                      (02)     Janet Langford Kelly
                      (03)     Richard W. Lowry
                      (04)     Salvatore Macera
                      (05)     William E. Mayer
                      (06)     Charles R. Nelson
                      (07)     John J. Neuhauser
                      (08)     Joseph R. Palombo
                      (09)     Thomas E. Stitzel
                      (10)     Thomas C. Theobald
                      (11)     Anne-Lee Verville

                                For
           All                                   For All
         Nominees           Withheld             Except
         [ ]                  [ ]                [ ]

         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         3. To authorize the Fund to cast votes for the same nominees for whom you voted above for the election of a Board of Trustees of SR&F Base Trust (Item 4 of the Notice).

         For                Against            Abstain
         [ ]                  [ ]                [ ]


         MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [ ]

         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.

                       Date_________________


______________________     ______________________
Shareholder sign here      Co-owner sign here


Detach Card

[Liberty Logo]  LIBERTY
Liberty Funds Services, Inc.


STEIN ROE GROWTH & INCOME FUND

         This proxy, when properly executed, will be voted in the manner directed herein and, absent direction, will be voted FOR each Item below. This proxy will be voted in accordance with the holder's best judgement as to any other matter. The Board of Trustees recommends a vote FOR the following Items:

         1. To approve or disapprove the Agreement and Plan of Reorganization with respect to the acquisition of Stein Roe Growth & Income Fund by Liberty Growth & Income Fund Fund (Item 1 of the Notice).

         For                      Against                       Abstain
         [ ]                       [  ]                            [ ]

         2.       To elect eleven Trustees (Item 4 of the Notice).


                             (01)     Douglas A. Hacker
                             (02)     Janet Langford Kelly
                             (03)     Richard W. Lowry
                             (04)     Salvatore Macera
                             (05)     William E. Mayer
                             (06)     Charles R. Nelson
                             (07)     John J. Neuhauser
                             (08)     Joseph R. Palombo
                             (09)     Thomas E. Stitzel
                             (10)     Thomas C. Theobald
                             (11)     Anne-Lee Verville

         For
         All                                   For All
         Nominees            Withheld          Except
         [ ]                  [ ]               [ ]



         Instruction: To withhold authority to vote for any individual nominee(s), mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominee(s).

         2. To authorize the Fund to cast votes for the same nominees for whom you voted above for the election of a Board of Trustees of SR&F Base Trust (Item 4 of the Notice).

         For                      Against                       Abstain
         [ ]                       [  ]                            [ ]

         MARK BOX AT RIGHT FOR ADDRESS CHANGE AND NOTE AT LEFT [ ]



         PLEASE MARK, SIGN DATE AND RETURN THIS PROXY PROMPTLY USING THE ENCLOSED ENVELOPE. Please sign exactly as name or names appear hereon. Joint owners should each sign personally. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.






                           Date_________________


_________________________        ______________________
Shareholder sign here              Co-owner sign here


Detach Card

                              PLEASE VOTE PROMPTLY
                        *********************************



         Your vote is important, no matter how many shares you own. Please vote on the reverse side of this proxy card and sign in the space(s) provided. Return your completed proxy card in the enclosed envelope today.

         You may receive additional proxies for other accounts. These are not duplicates; you should sign and return each proxy card in order for your votes to be counted.

         This proxy is solicited on behalf of the Board of Trustees. The signers of this proxy hereby appoint William J. Ballou, Suzan M. Barron, Stephen E. Gibson, Russell L. Kane, Pamela A. McGrath, and Vincent P. Pietropaolo each of them proxies of the signers, with power of substitution to vote at the Special Meeting of Shareholders to be held at Boston, Massachusetts, on Wednesday, December 27, 2000, and at any adjournments, as specified herein, and in accordance with their best judgement, on any other business that may properly come before this meeting.

         After careful review, the Board of Trustees unanimously has recommended a vote "FOR" all matters.

Two Convenient Ways to Vote Your Proxy

The enclosed proxy statement provides details on important issues affecting your Stein Roe Funds. The Board of Trustees recommends that you vote for all proposals. We are offering two additional ways to vote: by telephone or fax. These methods may be faster and more convenient than the traditional method of mailing back your proxy card.

If you are voting by telephone  or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     -    Read the proxy statement and have your proxy card available.

     - When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.

     - Follow the instructions provided to cast your vote. A representative will be available to answer questions.

     Vote by Fax:
     -    Read the proxy statement.

     -    Complete the enclosed proxy card.

     -    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/622D-1000 (11/00) 00/2024

Two Convenient Ways to Vote Your Proxy

     The enclosed proxy statement provides details on important issues affecting your Liberty Funds. The Board of Trustees recommends that you vote for all proposals.
We are offering two additional ways to vote: by telephone or fax.
These methods may be faster and more convenient than the traditional method of mailing back your proxy card.
If you are voting by telephone or fax, you SHOULD NOT mail your proxy card.

     Vote by Telephone:
     *    Read the proxy statement and have your proxy card available.
     * When you are ready to vote, call toll free 1-877-518-9416 between 9:00 a.m. and 11:00 p.m. EST.
     * Follow the instructions provided to cast your vote. A representative will be available to answer questions.
     Vote by Fax:
     *    Read the proxy statement.
     *    Complete the enclosed proxy card.
     *    Fax your proxy card to 1-800-733-1885.

YOUR PROXY VOTE IS IMPORTANT!

SHM-43/623D-1000 (11/00) 00/2027